UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21829

BBH TRUST

On behalf of the following series:

BBH Partner Fund- Small Cap Equity

BBH Select Series- Mid Cap Fund

BBH Partner Fund – International Equity

BBH Limited Duration Fund

BBH Income Fund

BBH Select Series – Large Cap Fund

BBH Intermediate Municipal Bond Fund

BBH U.S. Government Money Market Fund

(Exact name of registrant as specified in charter)

140 Broadway, New York, NY 10005

(Address of principal executive offices) (Zip Code)

Corporation Services Company

2711 Centerville Road, Suite 400

Wilmington, DE 19808

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 575-1265

Date of fiscal year end: October 31

Date of reporting period: April 30, 2022

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Report to Stockholders.

Semi-Annual Report

APRIL 30, 2022

BBH Partner Fund - Small Cap Equity

BBH PARTNER FUND - SMALL CAP EQUITY

PORTFOLIO ALLOCATION

April 30, 2022 (unaudited)

SECTOR DIVERSIFICATION

	U.S. $ Value	Percent of Net Assets
Common Stock:
Basic Materials	$13,403,000	3.8%
Communications	57,200,500	16.0
Consumer Cyclical	47,243,500	13.3
Consumer Non-Cyclical	75,232,844	21.1
Industrials	9,690,000	2.7
Technology	117,629,000	33.0
Cash and Other Assets in Excess of Liabilities	36,017,505	10.1
NET ASSETS	$356,416,349	100.0%

All data as of April 30, 2022. The BBH Partner Fund – Small Cap Equity (the “Fund”) sector diversification is expressed as a percentage of net assets and may vary over time.

The accompanying notes are an integral part of these financial statements.

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BBH PARTNER FUND - SMALL CAP EQUITY

PORTFOLIO OF INVESTMENTS

April 30, 2022 (unaudited)

Shares		Value
	COMMON STOCK (89.9%)
	BASIC MATERIALS (3.8%)
650,000	Element Solutions, Inc.	$13,403,000
	Total Basic Materials	13,403,000
	COMMUNICATIONS (16.0%)
1,425,000	Despegar.com Corp. (British Virgin Islands)[1]	15,803,250
200,000	Mimecast, Ltd. (Jersey)[1]	15,936,000
1,150,000	Stitch Fix, Inc. (Class A)[1]	10,925,000
725,000	WideOpenWest, Inc.[1]	14,536,250
	Total Communications	57,200,500
	CONSUMER CYCLICAL (13.3%)
135,000	Papa John's International, Inc.	12,291,750
1,200,000	ThredUp, Inc. (Class A)[1]	7,908,000
625,000	XPEL, Inc.[1]	27,043,750
	Total Consumer Cyclical	47,243,500
	CONSUMER NON-CYCLICAL (21.1%)
525,000	Alarm.com Holdings, Inc.[1]	32,067,000
275,000	Cimpress , Plc. (Ireland)[1]	13,890,250
350,000	EVERTEC, Inc. (Puerto Rico)	13,790,000
100,000	Heska Corp.[1]	10,984,000
100,000	Inmode, Ltd. (Israel)	2,511,000
60,486	iRadimed Corp.	1,990,594
	Total Consumer Non-cyclical	75,232,844
	INDUSTRIALS (2.7%)
1,000,000	Astronics Corp.[1]	9,690,000
	Total Industrials	9,690,000

The accompanying notes are an integral part of these financial statements.

financial statements April 30, 2022	3

BBH PARTNER FUND - SMALL CAP EQUITY

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2022 (unaudited)

Shares		Value
	COMMON STOCK (continued)
	TECHNOLOGY (33.0%)
550,000	Agilysys, Inc.[1]	$20,245,500
250,000	Health Catalyst, Inc.[1]	4,160,000
750,000	Model N, Inc.[1]	19,380,000
1,100,000	Olo, Inc. (Class A)[1]	11,759,000
200,000	Onto Innovation, Inc.[1]	14,228,000
1,100,000	PagerDuty, Inc.[1]	31,427,000
1,350,000	Zuora, Inc. (Class A)[1]	16,429,500
	Total Technology	117,629,000
	Total Common Stock
	(Cost $447,625,000)	320,398,844

TOTAL INVESTMENTS (Cost $447,625,000)[2]	89.9%	$320,398,844
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES	10.1%	36,017,505
NET ASSETS	100.00%	$356,416,349

_________

[1]	Non-income producing security.
[2]

The aggregate cost for federal income tax purposes is $447,625,000, the aggregate gross unrealized appreciation is $4,912,034 and the aggregate gross unrealized depreciation is $132,138,190, resulting in net unrealized depreciation of $127,226,156.

The accompanying notes are an integral part of these financial statements.

4

BBH PARTNER FUND - SMALL CAP EQUITY

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2022 (unaudited)

FAIR VALUE MEASUREMENTS

The Fund is required to disclose information regarding the fair value measurements of the Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirement established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own considerations about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Authoritative guidance establishes three levels of the fair value hierarchy as follows:

—	Level 1 – unadjusted quoted prices in active markets for identical assets and liabilities.
—	Level 2 – significant other observable inputs (including quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk, etc.).
—	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets and liabilities).

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires judgment by the investment adviser. The investment adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the investment adviser’s perceived risk of that instrument.

Financial assets within Level 1 are based on quoted market prices in active markets. The Fund does not adjust the quoted price for these instruments.

The accompanying notes are an integral part of these financial statements.

financial statements April 30, 2022	5

BBH PARTNER FUND - SMALL CAP EQUITY

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2022 (unaudited)

Financial instruments that trade in markets that are not considered to be active but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include investment-grade corporate bonds, U.S. Treasury notes and bonds, and certain non-U.S. sovereign obligations, listed equities and over-the-counter derivatives and foreign equity securities whose values could be impacted by events occurring before the Fund’s pricing time, but after the close of the securities’ primary markets and are, therefore, fair valued according to procedures adopted by the Board of Trustees. As Level 2 financial assets include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Financial assets classified within Level 3 have significant unobservable inputs, as they trade infrequently. Level 3 financial assets include private equity and certain corporate debt securities.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of April 30, 2022.

Investments, at value	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of April 30, 2022
Common Stock:
Basic Materials	$13,403,000	$–	$–	$13,403,000
Communications	57,200,500	–	–	57,200,500
Consumer Cyclical	47,243,500	–	–	47,243,500
Consumer Non-Cyclical	75,232,844	–	–	75,232,844
Industrials	9,690,000	–	–	9,690,000
Technology	117,629,000	–	–	117,629,000
Total Investments, at value	$320,398,844	$–	$–	$320,398,844

The accompanying notes are an integral part of these financial statements.

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BBH PARTNER FUND - SMALL CAP EQUITY

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2022 (unaudited)

ASSETS:
Investments in securities, at value (Cost $447,625,000)	$320,398,844
Cash	36,071,773
Receivables for:
Shares sold	671,600
Dividends	15,750
Interest	5,470
Prepaid assets	88
Total Assets	357,163,525
LIABILITIES:
Payables for:
Investments purchased	404,096
Investment advisory and administrative fees	268,270
Professional fees	36,400
Custody and fund accounting fees	19,744
Transfer agent fees	4,799
Board of Trustees' fees	994
Accrued expenses and other liabilities	12,873
Total Liabilities	747,176
NET ASSETS	$356,416,349
Net Assets Consist of:
Paid-in capital	$483,472,138
Accumulated deficit	(127,055,789)
Net Assets	$356,416,349
NET ASSET VALUE AND OFFERING PRICE PER SHARE
($356,416,349 ÷ 51,185,723 shares outstanding)	$6.96

The accompanying notes are an integral part of these financial statements.

financial statements April 30, 2022	7

BBH PARTNER FUND - SMALL CAP EQUITY

STATEMENT OF OPERATIONS

For the six months ended April 30, 2022

NET INVESTMENT INCOME:
Income:
Dividends (net of foreign withholding taxes of $330)	$267,946
Interest income	25,389
Total Income	293,335
Expenses:
Investment advisory and administrative fees	1,509,285
Professional fees	31,587
Board of Trustees' fees	27,476
Custody and fund accounting fees	16,622
Transfer agent fees	16,028
Miscellaneous expenses	55,676
Total Expenses	1,656,674
Investment advisory and administrative fee waiver	(2,089)
Net Expenses	1,654,585
Net Investment Loss	(1,361,250)
NET REALIZED AND UNREALIZED LOSS:
Net realized gain on investments in securities	1,531,623
Net change in unrealized appreciation/(depreciation) on investments in securities	(122,070,873)
Net Realized and Unrealized Loss	(120,539,250)
Net Decrease in Net Assets Resulting from Operations	$(121,900,500)

The accompanying notes are an integral part of these financial statements.

8

BBH PARTNER FUND - SMALL CAP EQUITY

STATEMENT OF CHANGES IN NET ASSETS

	For the six months ended April 30, 2022 (unaudited)	For the period from July 8, 2021 (commencement of operations) to October 31, 2021
INCREASE IN NET ASSETS:
Operations:
Net investment loss	$(1,361,250)	$(708,006)
Net realized gain on investments in securities and foreign exchange transactions and translations	1,531,623	2,758,868
Net change in unrealized appreciation/(depreciation) on investments in securities and foreign currency translations.	(122,070,873)	(5,155,283)
Net decrease in net assets resulting from operations	(121,900,500)	(3,104,421)
Dividends and distributions declared:
Class I	(2,050,868)	–
Share transactions:
Proceeds from sales of shares	173,649,456	327,054,355
Cost of shares redeemed	(15,760,482)	(1,471,191)
Net increase in net assets resulting from share transactions	157,888,974	325,583,164
Total increase in net assets	33,937,606	322,478,743
NET ASSETS:
Beginning of period	322,478,743	–
End of period	$356,416,349	$322,478,743

The accompanying notes are an integral part of these financial statements.

financial statements April 30, 2022	9

BBH PARTNER FUND - SMALL CAP EQUITY

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for a Class I share outstanding throughout each period.

	For the six months ended April 30, 2022 (unaudited)	For the period from July 8, 2021 (commencement of operations) to October 31, 2021
Net asset value, beginning of period	$9.85	$10.00
Income from investment operations:
Net investment loss[1]	(0.03)	(0.03)
Net realized and unrealized loss	(2.80)	(0.12)
Total loss from investment operations	(2.83)	(0.15)
Less dividends and distributions:
From investment income	—	—
From net realized gains	(0.06)	—
Total dividends and distributions	(0.06)	—
Net asset value, end of period	$6.96	$9.85
Total return[2]	(28.88)%[3]	(1.50)%[3]
Ratios/Supplemental data:
Net assets, end of period (in millions)	$356	$322
Ratio of expenses to average net assets before reductions	0.93%[4]	0.93%[5]
Fee waiver	(0.00)%[4,6,7]	(0.01)%[5,6]
Ratio of expenses to average net assets after reductions	0.93%[4]	0.92%[5]
Ratio of net investment income to average net assets	(0.77)%[4]	(0.83)%[5]
Portfolio turnover rate	2%[3]	3%[3]

____________

[1]	Calculated using average shares outstanding for the period.
[2]	Assumes the reinvestment of distributions.
[3]	Not annualized.
[4]	Annualized.
[5]	Annualized with the exception of audit fees, legal fees and registration fees.
[6]

The ratio of expenses to average net assets for the six months ended April 30, 2022 and the period ended October 31, 2021 reflect fees reduced as result of a voluntary operating expense waiver. For the six months ended April 30, 2022 and the period from July 8, 2021 to October 31, 2021, the waived fees were $2,089 and $40,593, respectively.

[7]	Less than 0.01%.

The accompanying notes are an integral part of these financial statements.

10

BBH PARTNER FUND - SMALL CAP EQUITY

NOTES TO FINANCIAL STATEMENTS

April 30, 2022 (unaudited)

1.Organization. The Fund is a separate, non-diversified series of BBH Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was originally organized under the laws of the State of Maryland on July 16, 1990 as BBH Fund, Inc. and re-organized as a Delaware statutory trust on June 12, 2007. The Fund commenced operations on July 8, 2021 and offers one share class, Class I. Class I shares do not automatically convert to any other share class of the Fund. The investment objective of the Fund is to provide investors with long-term growth of capital. As of April 30, 2022, there were eight series of the Trust.

2.Significant Accounting Policies. The Fund’s financial statements are prepared in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The following summarizes significant accounting policies of the Fund:

A.Valuation of Investments. (1) The value of investments listed on a securities exchange is based on the last sale price on that exchange prior to the time when assets are valued, or in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchange; (2) securities not traded on an exchange are valued at the average of the quoted bid and asked prices in the over-the-counter market; (3) securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board of Trustees (the “Board”); (4) short-term investments, which mature in 60 days or less are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original maturity when acquired by the Fund was more than 60 days, unless the use of amortized cost is determined not to represent “fair value” by the Board.

B.Accounting for Investments and Income. Investment transactions are accounted for on the trade date. Realized gains and losses on investment transactions are determined based on the identified cost method. Dividend income and other distributions received from portfolio securities are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of securities received at ex-date. Distributions received on securities that represent a return of capital are recorded as a reduction of cost of investments. Distributions received on securities that represent a capital gain are recorded as a realized gain. Interest income is accrued daily. Investment income is recorded net of any foreign taxes withheld where recovery of such tax is uncertain.

financial statements April 30, 2022	11

BBH PARTNER FUND - SMALL CAP EQUITY

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2022 (unaudited)

C.Fund Expenses. Most expenses of the Trust can be directly attributed to a specific fund. Expenses which cannot be directly attributed to a fund are generally apportioned among each fund in the Trust on a net assets basis or other suitable method. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

D. Federal Income Taxes. It is the Trust’s policy to comply with the requirements of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required. The Fund files a tax return annually using tax accounting methods required under provisions of the Code, which may differ from GAAP, which is the basis on which these financial statements are prepared. Accordingly, the amount of net investment income and net realized gain reported in these financial statements may differ from that reported on the Fund’s tax return, due to certain book-to-tax timing differences such as losses deferred due to “wash sale” transactions and utilization of capital loss carryforwards. These differences may result in temporary over-distributions for financial statement purposes and are classified as distributions in excess of accumulated net realized gains or net investment income. These distributions do not constitute a return of capital. Permanent differences are reclassified between paid-in capital and retained earnings/(accumulated deficit) within the Statement of Assets and Liabilities based upon their tax classification. As such, the character of distributions to shareholders reported in the Financial Highlights table may differ from that reported to shareholders on Form 1099-DIV.

The Fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (“ASC 740”). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The Fund did not have any unrecognized tax benefits as of October 31, 2021, nor were there any increases or decreases in unrecognized tax benefits for the year then ended. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as an income tax expense in the Statement of Operations. During the six months ended April 30, 2022, the Fund did not incur any such interest or penalties. The Fund is subject to examination by U.S. federal and state tax authorities for returns filed for open tax period since July 8, 2021 (commencement of operations). The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

E.Dividends and Distributions to Shareholders. Dividends and distributions from net investment income to shareholders, if any, are paid annually and are recorded on the ex-dividend date. Distributions from net capital gains, if any, are generally declared and paid annually and are recorded on the ex-dividend date. The Fund declared dividends and distributions in the amount of $2,050,868 to Class I shares shareholders, during the six months ended April 30, 2022.

12

BBH PARTNER FUND - SMALL CAP EQUITY

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2022 (unaudited)

As of October 31, 2021 the components of retained earnings/(accumulated deficit) was as follows:

Components of retained earnings/(accumulated deficit):
	Undistributed ordinary income	Undistributed long-term capital gain	Accumulated capital and other losses	Other book/tax temporary differences	Unrealized appreciation/ (depreciation)	Total retained earnings/ (accumulated deficit)
2021:	$ 2,050,862	$ —	$ —	$ —	$ (5,155,283)	$ (3,104,421)

The Fund had did not have a net capital loss carryforwards as of October 31, 2021.

The Fund is permitted to carryforward capital losses for an unlimited period and they will retain their character as either short-term or long-term capital losses rather than being considered all short-term capital losses.

The differences between book-basis and tax-basis unrealized appreciation/(depreciation) would be attributable primarily to the tax deferral of losses on wash sales, if applicable.

To the extent future capital gains are offset by capital loss carryforwards, if any, such gains will not be distributed.

F.Use of Estimates. The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the reporting period. Actual results could differ from these estimates.

3.Fees and Other Transactions with Affiliates.

A.Investment Advisory and Administrative Fees. Under a combined Investment Advisory and Administrative Services Agreement (“Agreement”) with the Trust, Brown Brothers Harriman & Co. (“BBH”) through a separately identifiable department (“SID” or “Investment Adviser”) provides investment advisory, portfolio management and administrative services to the Fund. BBH employs a “manager-of-managers” investment approach, whereby it allocates the Fund’s assets to the Fund’s sub-adviser, currently Bares Capital Management, Inc. (“Bares Capital Management” or the “Sub-adviser”). The Sub-adviser is responsible for investing the assets of the Fund and the Investment Adviser oversees the Sub-adviser and evaluates its performance results. The Fund pays a combined fee for investment advisory and administrative services calculated daily and paid monthly at an annual rate equivalent to 0.85% per annum on the first $3 billion of the Fund’s average daily net assets and 0.80% per annum on the Fund’s average daily net assets over $3 billion. The Investment Adviser pays its Sub-adviser a percentage from its investment advisory and administrative fees. For the six months ended April 30, 2022, the Fund incurred $1,509,285 under the Agreement.

financial statements April 30, 2022	13

BBH PARTNER FUND - SMALL CAP EQUITY

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2022 (unaudited)

B.Investment Advisory and Administrative Fee Waivers. The Investment Adviser voluntarily agreed to limit the annual fund operating expenses (excluding interest, taxes, brokerage commissions, other expenditures that are capitalized in accordance with GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business) of Class I. This voluntary waiver was terminated on December 5, 2021. For the six months ended April 30, 2022, the Investment Adviser waived fees in the amount of $2,089 for Class I.

C.Custody and Fund Accounting Fees. BBH acts as a custodian and fund accountant and receives custody and fund accounting fees from the Fund calculated daily and incurred monthly. BBH holds all of the Fund’s cash and investments and calculates the Fund’s daily net asset value. The custody fee is an asset and transaction-based fee. The fund accounting fee is an asset-based fee calculated at 0.004% of the Fund’s net asset value. For the six months ended April 30, 2022, the Fund incurred $16,622 in custody and fund accounting fees. As per agreement with the Fund’s custodian, the Fund receives interest income on cash balances held by the custodian at the BBH Base Rate. The BBH Base Rate is defined as BBH’s effective trading rate in local money markets on each day. The total interest earned by the Fund for the six months ended April 30, 2022 was $25,389. This amount is included in "interest income" in the Statement of Operations. In the event that the Fund is overdrawn, under the custody agreement with BBH, BBH will make overnight loans to the Fund to cover overdrafts. Pursuant to their agreement, the Fund will pay the Federal Funds overnight investment rate on the day of the overdraft. The total interest incurred by the Fund for the six months ended April 30, 2022, was $1,842. This amount is included under line item “Custody and fund accounting fees” in the Statement of Operations.

D.Board of Trustees’ Fees.  Each Trustee who is not an “interested person” as defined under the 1940 Act receives an annual fee as well as reimbursement for reasonable out-of-pocket expenses from the Fund. For the six months ended April 30, 2022, the Fund incurred $27,476 in independent Trustee compensation and expense reimbursements.

E.Officers of the Trust. Officers of the Trust are also employees of BBH. Officers are paid no fees by the Trust for their services to the Trust.

4.Investment Transactions. For the six months ended April 30, 2022, the cost of purchases and the proceeds of sales of investment securities, other than short-term investments, were $162,603,753 and $5,310,839, respectively.

14

BBH PARTNER FUND - SMALL CAP EQUITY

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2022 (unaudited)

5.Shares of Beneficial Interest. The Trust is permitted to issue an unlimited number of Class I shares of beneficial interest at no par value. Transactions in Class I shares were as follows:

	For the six months ended April 30, 2022 (unaudited)		For the period ended October 31, 2021*
	Shares	Dollars	Shares	Dollars
Class I
Shares sold	20,490,754	$173,649,456	32,889,385	$327,054,355
Shares redeemed	(2,042,372)	(15,760,482)	(152,044)	(1,471,191)
Net increase	18,448,382	$157,888,974	32,737,341	$325,583,164

* The period represented is from July 8, 2021 (commencement of operations) to October 31, 2021.

6. Principal Risk Factors and Indemnifications.

A.Principal Risk Factors. Investing in the Fund may involve certain risks, as discussed in the Fund’s prospectus, including but not limited to, those described below:

A shareholder may lose money by investing in the Fund (investment risk). The Fund is actively managed and the decisions by the Sub-Adviser may cause the Fund to incur losses or miss profit opportunities (management risk). Price movements may occur due to factors affecting individual companies, such as the issuance of an unfavorable earnings report, or other events affecting particular industries or the equity market as a whole (equity securities risk). Small cap companies, when compared to larger companies, may experience lower trading volume and could be subject to greater and less predictable price changes (Small Cap Company risk). The fund will invest 25% or more of its net assets in the Software & Services Industry Group. When a fund focuses its investments in a particular industry, group of industries, or sector, financial, economic business and other developments affecting issuers in those industries or groups of industries will have a greater effect on the fund than if the fund did not focus on an industry or group of industries (Software & Service Industry Group Concentration risk). The value of securities held by the Fund may fall due to changing economic, political, regulatory or market conditions, or due to a company’s or issuer’s individual situation. Natural disasters, the spread of infectious illness and other public health emergencies, recession, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse effects on world economies and markets generally (market risk). In the normal course of business, the Fund invests in securities and enters into transactions where risks exist due to assumption of large positions in securities of a small number of issuers (non-diversification risk). The Fund’s shareholders may be adversely impacted by asset allocation decisions made by an investment adviser whose discretionary clients make up a large percentage of the Fund’s shareholders (Large Shareholder Risk). The extent of the Fund’s exposure to these risks in respect to these financial assets is included in their value as recorded in the Fund’s Statement of Assets and Liabilities.

financial statements April 30, 2022	15

BBH PARTNER FUND - SMALL CAP EQUITY

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2022 (unaudited)

Please refer to the Fund’s prospectus for a complete description of the principal risks of investing in the Fund.

B.Indemnifications. Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund, and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

7.Subsequent Events. BBH, the custodian and fund accountant for the Fund, has entered into an agreement with State Street Corporation (“State Street”) under which State Street will acquire BBH’s Investor Services business; which includes those services provided to the Fund. The transaction is expected to be completed in the third quarter of 2022, subject to customary closing conditions and regulatory approvals. Investment advisory, portfolio management and administrative services provided to BBH Trust by BBH through its SID are not impacted by the agreement with State Street.

Management has evaluated events and transactions that have occurred since April 30, 2022 through the date the financial statements were issued and determined that there were no other subsequent events that would require recognition or additional disclosure in the financial statements.

16

BBH PARTNER FUND - SMALL CAP EQUITY

DISCLOSURE OF FUND EXPENSES

April 30, 2022 (unaudited)

EXAMPLE

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested distributions, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution 12b-1 fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2021 to April 30, 2022).

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% Hypothetical Example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

financial statements April 30, 2022	17

BBH PARTNER FUND - SMALL CAP EQUITY

DISCLOSURE OF FUND EXPENSES (continued)

April 30, 2022 (unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2021	Ending Account Value April 30, 2022	Expenses Paid During Period November 1, 2021 to April 30, 2022[1]
Class I
Actual	$1,000	$711	$3.95
Hypothetical[2]	$1,000	$1,020	$4.66

__________

[1]	Expenses are equal to the Fund’s annualized expense ratio of 0.93% for Class I, multiplied by the average account value over the period, multiplied by 181/365.
[2]	Assumes a return of 5% before expenses. For the purposes of the calculation, the applicable annualized expense ratio for each class of shares is subtracted from the assumed return before expenses.

18

BBH PARTNER FUND - SMALL CAP EQUITY

CONFLICTS OF INTEREST

April 30, 2022 (unaudited)

Description of Potential Material Conflicts of Interest - Investment Adviser and Sub-Adviser

BBH, including the Investment Adviser, and the Sub-Adviser provide discretionary and non-discretionary investment management services and products to corporations, institutions and individual investors throughout the world. As a result, in the ordinary course of its businesses, BBH, including the Investment Adviser, and the Sub-Adviser may engage in activities in which its interests or the interests of its clients may conflict with or be adverse to the interests of the Fund. In addition, certain of such clients (including the Fund) utilize the services of BBH for which they will pay to BBH customary fees and expenses that will not be shared with the Fund.

The Investment Adviser and the Sub-Adviser have adopted and implemented policies and procedures that seek to manage conflicts of interest. Pursuant to such policies and procedures, the Investment Adviser and the Sub-Adviser monitor a variety of areas, including compliance with fund investment guidelines and compliance with their respective Codes of Ethics.

The Trust also manages these conflicts of interest. For example, the Trust has designated a Chief Compliance Officer (“CCO”) and has adopted and implemented policies and procedures designed to manage the conflicts identified below and other conflicts that may arise in the course of the Fund’s operations in such a way as to safeguard the Fund from being negatively affected as a result of any such potential conflicts. From time to time, the Trustees receive reports from the Investment Adviser, the Sub-Adviser and the Trust’s CCO on areas of potential conflict.

Investors should carefully review the following, which describes potential and actual conflicts of interest that BBH, the Investment Adviser and Sub-Adviser can face in the operation of their respective investment management services. This section is not, and is not intended to be, a complete enumeration or explanation of all of the potential conflicts of interest that may arise. The Investment Adviser, the Sub-Adviser and the Fund have adopted policies and procedures reasonably designed to appropriately prevent, limit or mitigate the conflicts of interest described below. Additional information about potential conflicts of interest regarding the Investment Adviser is set forth in the Investment Adviser’s Form ADV. A copy of Part 1 and Part 2A of the Investment Adviser’s Form ADV is available on the SEC’s website (www.adviserinfo.sec.gov). In addition, many of the activities that create these conflicts of interest are limited and/or prohibited by law, unless an exception is available.

Other Clients and Allocation of Investment Opportunities. BBH, the Investment Adviser, and the Sub-Adviser manage funds and accounts of clients other than the Fund (“Other Clients”). In general, BBH, the Investment Adviser, and the Sub-Adviser face conflicts of interest when they render investment advisory services to different clients and, from time to time, provide dissimilar investment advice to different clients. Investment decisions will not necessarily be made in parallel among the Fund and Other Clients. Investments made by the Fund do not, and are not intended to, replicate the investments, or the investment methods and strategies, of Other Clients. Accordingly, such Other Clients may produce results that are materially different from those experienced by the Fund. Certain other conflicts of interest may arise in connection with a portfolio manager’s management of the Fund’s investments, on the one hand, and the investments of other funds or accounts for which the portfolio manager is responsible, on the other. For example, it is possible that the various funds or accounts managed by the Investment Adviser or Sub-Adviser could have different

financial statements April 30, 2022	19

BBH PARTNER FUND - SMALL CAP EQUITY

CONFLICTS OF INTEREST (continued)

April 30, 2022 (unaudited)

investment strategies that, at times, might conflict with one another to the possible detriment of the Fund. From time to time, the Investment Adviser and Sub-Adviser sponsor funds and other investment pools and accounts which engage in the same or similar businesses as the Fund using the same or similar investment strategies. To the extent that the same investment opportunities might be desirable for more than one account or fund, possible conflicts could arise in determining how to allocate them because the Investment Adviser or Sub-Adviser may have an incentive to allocate investment opportunities to certain accounts or funds. However, BBH, the Investment Adviser and Sub-Adviser have implemented policies and procedures designed to ensure that information relevant to investment decisions is disseminated promptly within its portfolio management teams and investment opportunities are allocated equitably among different clients. The policies and procedures require, among other things, objective allocation for limited investment opportunities, and documentation and review of justifications for any decisions to make investments only for select accounts or in a manner disproportionate to the size of the account. Nevertheless, access to investment opportunities may be allocated differently among accounts due to the particular characteristics of an account, such as size of the account, cash position, tax status, risk tolerance and investment restrictions or for other reasons.

Actual or potential conflicts of interest may also arise when a portfolio manager has management responsibilities to multiple accounts or funds, resulting in unequal commitment of time and attention to the portfolio management of the funds or accounts.

Affiliated Service Providers. Other potential conflicts might include conflicts between the Fund and its affiliated and unaffiliated service providers (e.g., conflicting duties of loyalty). In addition to providing investment management services through the SID, BBH provides administrative, custody, shareholder servicing and fund accounting services to the Fund. BBH may have conflicting duties of loyalty while servicing the Fund and/or opportunities to further its own interest to the detriment of the Fund. For example, in negotiating fee arrangements with affiliated service providers, BBH may have an incentive to agree to higher fees than it would in the case of unaffiliated providers. BBH acting in its capacity as the Fund’s administrator is the primary valuation agent of the Fund. BBH values securities and assets in the Fund according to the Fund’s valuation policies. Because the Investment Adviser’s advisory and administrative fees are calculated by reference to a Fund’s net assets, BBH and its affiliates may have an incentive to seek to overvalue certain assets.

Aggregation. Potential conflicts of interest also arise with the aggregation of trade orders. Purchases and sales of securities for the Fund may be aggregated with orders for other client accounts managed by the Sub-Adviser. The Sub-Adviser, however, is not required to aggregate orders if portfolio management decisions for different accounts are made separately, or if it is determined that aggregating is not practicable, or in cases involving client direction. Prevailing trading activity frequently may make impossible the receipt of the same price or execution on the entire volume of securities purchased or sold. When this occurs, the various prices may be averaged, and the Fund will be charged or credited with the average price. Thus, the effect of the aggregation may operate on some occasions to the disadvantage of the Fund. In addition, under certain circumstances, the Fund will not be charged the same commission or commission equivalent rates in connection with an aggregated order.

20

BBH PARTNER FUND - SMALL CAP EQUITY

CONFLICTS OF INTEREST (continued)

April 30, 2022 (unaudited)

Cross Trades. Under certain circumstances, the Sub-Adviser, on behalf of the Fund, may seek to buy from or sell securities to another fund or account advised by the Sub-Adviser. Subject to applicable law and regulation, the Sub-Adviser may (but is not required to) effect purchases and sales between client accounts that it manages (“cross trades”), including the Fund, if the Sub-Adviser believes such transactions are appropriate based on each party’s investment objectives and guidelines. There may be potential conflicts of interest or regulatory issues relating to these transactions which could limit the Sub-Adviser’s decision to engage in these transactions for the Fund. The Sub-Adviser may have a potentially conflicting division of loyalties and responsibilities to the parties in such transactions.

Soft Dollars. The Sub-Adviser may direct brokerage transactions and/or payment of a portion of client commissions (“soft dollars”) to specific brokers or dealers or other providers to pay for research or other appropriate services which provide, in the Sub-Adviser’s view, appropriate assistance in the investment decision-making process (including with respect to futures, fixed price offerings and over-the-counter transactions). The use of a broker that provides research and securities transaction services may result in a higher commission than that offered by a broker who does not provide such services. The Sub-Adviser will determine in good faith whether the amount of commission is reasonable in relation to the value of research and services provided and whether the services provide lawful and appropriate assistance in its investment decision-making responsibilities.

Research or other services obtained in this manner may be used in servicing any or all of the Fund and other accounts managed by the Sub-Adviser, including in connection with accounts that do not pay commissions to the broker related to the research or other service arrangements. Such products and services may disproportionately benefit other client accounts relative to the Fund based on the amount of brokerage commissions paid by the Fund and such other accounts. To the extent that the Sub-Adviser uses soft dollars, it will not have to pay for those products and services itself.

The Sub-Adviser may receive research that is bundled with the trade execution, clearing, and/or settlement services provided by a particular broker-dealer. To the extent that the Sub-Adviser receives research on this basis, many of the same conflicts related to traditional soft dollars may exist. For example, the research effectively will be paid by client commissions that also will be used to pay for the execution, clearing, and settlement services provided by the broker-dealer and will not be paid by the Sub-Adviser.

Arrangements regarding compensation and delegation of responsibility may create conflicts relating to selection of brokers or dealers to execute Fund portfolio trades and/or specific uses of commissions from Fund portfolio trades, administration of investment advice and valuation of securities.

Investments in BBH Funds. From time to time, BBH will invest a portion of the assets of its discretionary investment advisory clients in the Fund. That investment by BBH on behalf of its discretionary investment advisory clients in the Fund may be significant at times.

Increasing the Fund’s assets may enhance investment flexibility and diversification and may contribute to economies of scale that tend to reduce the Fund’s expense ratio. In selecting the Fund for its discretionary investment advisory clients, BBH may limit its selection to funds managed by BBH or the Investment Adviser.

financial statements April 30, 2022	21

BBH PARTNER FUND - SMALL CAP EQUITY

CONFLICTS OF INTEREST (continued)

April 30, 2022 (unaudited)

BBH may not consider or canvass the universe of unaffiliated investment companies available, even though there may be unaffiliated investment companies that may be more appropriate or that have superior performance. BBH, the Investment Adviser and their affiliates providing services to the Fund benefit from additional fees when the Fund is included as an investment for a discretionary investment advisory client.

BBH reserves the right to redeem at any time some or all of the shares of the Fund acquired for its discretionary investment advisory clients’ accounts. A large redemption of shares of the Fund by BBH on behalf of its discretionary investment advisory clients could significantly reduce the asset size of the Fund, which might have an adverse effect on the Fund’s investment flexibility, portfolio diversification and expense ratio.

Valuation. When market quotations are not readily available or are believed by BBH to be unreliable, the Fund’s investments will be valued at fair value by BBH pursuant to procedures adopted by the Fund’s Board of Trustees. When determining an asset’s “fair value,” BBH seeks to determine the price that a Fund might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. The price generally may not be determined based on what the Fund might reasonably expect to receive for selling an asset at a later time or if it holds the asset to maturity. While fair value determinations will be based upon all available factors that BBH deems relevant at the time of the determination and may be based on analytical values determined by BBH using proprietary or third-party valuation models, fair value represents only a good faith approximation of the value of a security. The fair value of one or more securities may not, in retrospect, be the price at which those assets could have been sold during the period in which the particular fair values were used in determining the Fund’s net asset value. As a result, the Fund’s sale or redemption of its shares at net asset value, at a time when a holding or holdings are valued by BBH (pursuant to Board-adopted procedures) at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders.

Referral Arrangements. BBH may enter into advisory and/or referral arrangements with third parties. Such arrangements may include compensation paid by BBH to the third party. BBH may pay a solicitation fee for referrals and/or advisory or incentive fees. BBH may benefit from increased amounts of assets under management.

22

BBH PARTNER FUND - SMALL CAP EQUITY

CONFLICTS OF INTEREST (continued)

April 30, 2022 (unaudited)

Personal Trading. BBH, including the Investment Adviser, and any of their respective partners, principals, directors, officers, employees, affiliates or agents, face conflicts of interest when transacting in securities for their own accounts because they could benefit by trading in the same securities as the Fund, which could have an adverse effect on the Fund. However, BBH, including the Investment Adviser, has implemented policies and procedures concerning personal trading by BBH Partners and employees. The policies and procedures are intended to prevent BBH Partners and employees with access to Fund material non-public information from trading in the same securities as the Fund.

Gifts and Entertainment. From time to time, employees of BBH, including the Investment Adviser, and any of their respective partners, principals, directors, officers, employees, affiliates or agents, may receive gifts and/or entertainment from clients, intermediaries, or service providers to the Fund or BBH, including the Investment Adviser, which could have the appearance of affecting or may potentially affect the judgment of the employees, or the manner in which they conduct business. BBH, including the Investment Adviser, has implemented policies and procedures concerning gifts and entertainment to mitigate any impact on the judgment of BBH Partners and employees.

financial statements April 30, 2022	23

BBH PARTNER FUND - SMALL CAP EQUITY

OPERATION AND EFFECTIVENESS OF THE FUND’S LIQUIDITY RISK MANAGEMENT PROGRAM

April 30, 2022 (unaudited)

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”) to promote effective liquidity risk management throughout the open-end investment company industry in order to reduce the risk that funds will be unable to meet their redemption obligations and mitigate dilution of the interests of fund shareholders.

The Board of Trustees (the “Board”) of BBH Trust met on March 8, 2022 to review the liquidity risk management program (the “Program”) for the funds of BBH Trust (the “Funds”) pursuant to the Liquidity Rule. The Board has appointed three members of the Brown Brothers Harriman & Co. Mutual Fund Advisory Department, the Investment Adviser to the Funds, as the Program Administrator for each Fund’s Program. The Program Administrator provided the Board with a report (the “Report”) that addressed the operations of the Program and assessed its adequacy and effectiveness of the Program. The Report covered the period from February 1, 2021 through January 31, 2022 (the “Reporting Period”).

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing a Fund’s liquidity risk, including the following points.

Liquidity classification. The Report described the Program’s liquidity classification methodology for categorizing the Funds’ investments into one of four liquidity buckets.

Highly Liquid Investment Minimum. The Report noted that one aspect of the Liquidity Rule is a requirement that funds that are expected to have less than 50% of assets classified as other than “highly liquid” should establish a minimum percentage of highly liquid assets that the fund is expected to hold on an on-going basis. The Program Administrator monitors the percentages of assets in each category on an ongoing basis and, given that no Fund has approached the 50% threshold, has made the determination that it is not necessary to assign a Highly Liquid Investment Minimum as provided for in the Liquidity Rule to any of the Funds.

The Fund’s investment strategy and liquidity of portfolio investments during normal and reasonably foreseeable stressed market conditions. During the Reporting Period, the Program Administrator reviewed whether each Fund’s investment strategy is appropriate for an open-end fund structure with a focus on Funds with more significant and consistent holdings of less liquid and illiquid assets and factored a Fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account.

Short-term and long-term cash flow projections during normal and reasonably foreseeable stressed market conditions. During the Reporting Period, the Program Administrator reviewed historical redemption activity and used this information as a component to establish each Fund’s reasonably anticipated trading size. The Program Administrator also took into consideration other factors such as shareholder ownership concentration, applicable distribution channels and the degree of certainty associated with a Fund’s short-term and long-term cash flow projections.

Holdings of cash and cash equivalents. The Program Administrator considered the degree to which each Fund held cash and cash equivalents as a component of each Fund’s ability to meet redemption requests.

24

BBH PARTNER FUND - SMALL CAP EQUITY

OPERATION AND EFFECTIVENESS OF THE FUND’S LIQUIDITY RISK MANAGEMENT PROGRAM (continued)

April 30, 2022 (unaudited)

There were no material changes to the Program during the Reporting Period. The Program Administrator has informed the Board that it believes that the Fund’s Program is adequately designed, has been implemented as intended, and has operated effectively since its implementation. No material exceptions have been noted since the implementation of the Program, and there were no liquidity events that impacted the Fund or its ability to meet redemption requests on a timely basis during the Reporting Period.

financial statements April 30, 2022	25

Administrator

Brown Brothers Harriman & Co.

140 Broadway

New York, NY 10005

Distributor

ALPS Distributors, Inc.

1290 Broadway, Suite 1000

Denver, CO 80203

Shareholder Servicing Agent

Brown Brothers Harriman & Co.

140 Broadway

New York, NY 10005

1-800-575-1265

Investment Adviser Brown Brothers Harriman Mutual Fund Advisory Department 140 Broadway New York, NY 10005

To obtain information or make shareholder inquiries:

By telephone:	Call 1-800-575-1265
By E-mail send your request to:	bbhfunds@bbh.com
On the internet:	www.bbhfunds.com

This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of the Fund.

For more complete information, visit www.bbhfunds.com for a prospectus. You should consider the Fund's investment objectives, risks, charges and expenses carefully before you invest. Information about these and other important subjects is in the Fund’s prospectus, which you should read carefully before investing.

Holdings and allocations are subject to change. Fund holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities. Current and future holdings are subject to risk.

The Fund’s Forms N-MFP are available electronically on the SEC’s website (sec.gov). For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semi-annual report, or annual report on the Fund’s web site at http://www.bbhfunds.com.

A summary of the Fund’s Proxy Voting Policy that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio, as well as a record of how the Fund voted any such proxies during the most recent 12-month period ended June 30, is available, without charge, upon request by calling the toll-free number listed above. This information is also available on the SEC’s website at www.sec.gov.

NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

Semi-Annual Report

APRIL 30, 2022

BBH Select Series - Mid Cap Fund

BBH SELECT SERIES - MID CAP FUND

PORTFOLIO ALLOCATION

April 30, 2022 (unaudited)

SECTOR DIVERSIFICATION

	U.S. $ Value	Percent of Net Assets
Common Stock:
Communications	$505,156	4.0%
Consumer Cyclical	1,785,272	14.0
Consumer Non-Cyclical	2,308,188	18.2
Financials	1,521,311	12.0
Industrials	3,621,576	28.6
Technology	2,907,894	23.0
Cash and Other Assets in Excess of Liabilities	28,965	0.2
NET ASSETS	$12,678,362	100.0%

All data as of April 30, 2022. The BBH Select Series – Mid Cap Fund’s (the “Fund”) sector diversification is expressed as a percentage of net assets and may vary over time.

The accompanying notes are an integral part of these financial statements.

2

BBH SELECT SERIES - MID CAP FUND

PORTFOLIO OF INVESTMENTS

April 30, 2022 (unaudited)

Shares		Value
	COMMON STOCK (99.8%)
	COMMUNICATIONS (4.0%)
4,371	Arista Networks, Inc.[1]	$505,156
	Total Communications	505,156
	CONSUMER CYCLICAL (14.0%)
130	NVR, Inc.[1]	568,907
2,445	Watsco, Inc.	652,277
6,413	Wyndham Hotels & Resorts, Inc.	564,088
	Total Consumer Cyclical	1,785,272
	CONSUMER NON-CYCLICAL (18.2%)
7,160	AMN Healthcare Services, Inc.[1]	699,890
2,541	Bright Horizons Family Solutions, Inc.[1]	290,284
3,458	Bruker Corp.	198,800
3,087	Charles River Laboratories International, Inc.[1]	745,541
7,123	Shift4 Payments, Inc. (Class A)[1]	373,673
	Total Consumer Non-Cyclical	2,308,188
	FINANCIALS (12.0%)
11,084	Brown & Brown, Inc.	686,986
1,931	LPL Financial Holdings, Inc	362,777
967	SVB Financial Group[1]	471,548
	Total Financials	1,521,311
	INDUSTRIALS (28.6%)
5,171	Advanced Drainage Systems, Inc.	529,821
4,587	AptarGroup, Inc.	526,725
7,815	Crown Holdings, Inc.	859,963
3,380	Graco, Inc.	209,628
3,656	HEICO Corp. (Class A)	426,436
7,565	Mercury Systems, Inc.[1]	422,051
1,847	Toro Co.	148,000
2,896	Vulcan Materials Co.	498,952
	Total Industrials	3,621,576

The accompanying notes are an integral part of these financial statements.

Financial Statements April 30, 2022	3

BBH SELECT SERIES - MID CAP FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2022 (unaudited)

Shares		Value
	COMMON STOCK (continued)
	TECHNOLOGY (23.0%)
2,704	Aspen Technology, Inc.[1]	$428,692
10,549	Black Knight, Inc.[1]	694,019
7,016	Entegris, Inc.	781,512
6,149	Guidewire Software, Inc.[1]	534,594
3,925	Take-Two Interactive Software, Inc.[1]	469,077
	Total Technology	2,907,894
	Total Common Stock (Cost $13,439,032)	12,649,397

TOTAL INVESTMENTS (Cost $13,439,032)[2]	99.8%	$12,649,397
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES	0.2%	28,965
NET ASSETS	100.00%	$12,678,362

________________

[1]	Non-income producing security.
[2]

The aggregate cost for federal income tax purposes is $13,439,032, the aggregate gross unrealized appreciation is $451,614 and the aggregate gross unrealized depreciation is $1,241,249, resulting in net unrealized depreciation of $789,635.

The accompanying notes are an integral part of these financial statements.

4

BBH SELECT SERIES - MID CAP FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2022 (unaudited)

FAIR VALUE MEASUREMENTS

The Fund is required to disclose information regarding the fair value measurements of the Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirement established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own considerations about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Authoritative guidance establishes three levels of the fair value hierarchy as follows:

—	Level 1 – unadjusted quoted prices in active markets for identical assets and liabilities.
—	Level 2 – significant other observable inputs (including quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk, etc.).
—	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets and liabilities).

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires judgment by the investment adviser. The investment adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the investment adviser’s perceived risk of that instrument.

The accompanying notes are an integral part of these financial statements.

Financial Statements April 30, 2022	5

BBH SELECT SERIES - MID CAP FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2022 (unaudited)

Financial assets within Level 1 are based on quoted market prices in active markets. The Fund does not adjust the quoted price for these instruments.

Financial instruments that trade in markets that are not considered to be active but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include investment-grade corporate bonds, U.S. Treasury notes and bonds, and certain non-U.S. sovereign obligations, listed equities and over-the-counter derivatives and foreign equity securities whose values could be impacted by events occurring before the Fund’s pricing time, but after the close of the securities’ primary markets and are, therefore, fair valued according to procedures adopted by the Board of Trustees. As Level 2 financial assets include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Financial assets classified within Level 3 have significant unobservable inputs, as they trade infrequently. Level 3 financial assets include private equity and certain corporate debt securities.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of April 30, 2022.

Investments, at value	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of April 30, 2022
Common Stock:
Communications	$505,156	$—	$—	$505,156
Consumer Cyclical	1,785,272	—	—	1,785,272
Consumer Non-Cyclical	2,308,188	—	—	2,308,188
Financials	1,521,311	—	—	1,521,311
Industrials	3,621,576	—	—	3,621,576
Technology	2,907,894	—	—	2,907,894
Investments, at value	$12,649,397	$—	$—	$12,649,397

The accompanying notes are an integral part of these financial statements.

6

BBH SELECT SERIES - MID CAP FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2022 (unaudited)

ASSETS:
Investments in securities, at value (Cost $13,439,032)	$12,649,397
Cash	65,345
Receivables for:
Investment advisory and administrative fee waiver reimbursement	17,842
Dividends	2,453
Interest	63
Prepaid assets	14
Total Assets	12,735,114
LIABILITIES:
Payables for:
Professional fees	33,650
Investment advisory and administrative fees	8,382
Transfer agent fees	4,836
Custody and fund accounting fees	2,340
Board of Trustees' fees	2,045
Accrued expenses and other liabilities	5,499
Total Liabilities	56,752

NET ASSETS	$12,678,362
Net Assets Consist of:
Paid-in capital	$13,627,105
Accumulated deficit	(948,743)
Net Assets	$12,678,362

NET ASSET VALUE AND OFFERING PRICE PER SHARE
CLASS I SHARES
($12,678,362 ÷ 1,361,082 shares outstanding)	$9.31

The accompanying notes are an integral part of these financial statements.

Financial Statements April 30, 2022	7

BBH SELECT SERIES - MID CAP FUND

STATEMENT OF OPERATIONS

For the six months ended April 30, 2022 (unaudited)

NET INVESTMENT INCOME:
Income:
Dividends	$32,457
Interest income	207
Total Income	32,664

Expenses:
Investment advisory and administrative fees	51,387
Professional fees	29,928
Board of Trustees' fees	27,350
Registration fees	17,072
Transfer agent fees	16,326
Custody and fund accounting fees	1,696
Miscellaneous expenses	13,184
Total Expenses	156,943
Investment advisory and administrative fee waiver	(95,247)
Net Expenses	61,696
Net Investment Loss	(29,032)

NET REALIZED AND UNREALIZED LOSS:
Net realized loss on investments in securities	(130,076)
Net change in unrealized appreciation/(depreciation) on investments in securities	(1,644,836)
Net Realized and Unrealized Loss	(1,774,912)
Net Decrease in Net Assets Resulting from Operations	$(1,803,944)

The accompanying notes are an integral part of these financial statements.

8

BBH SELECT SERIES - MID CAP FUND

STATEMENTS OF CHANGES IN NET ASSETS

	For the six months ended April 30, 2022 (unaudited)	For the period from May 24, 2021 (commencement of operations) to October 31, 2021
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment loss	$(29,032)	$(22,618)
Net realized gain (loss) on investments in securities	(130,076)	12,020
Net change in unrealized appreciation/(depreciation) on investments in securities	(1,644,836)	855,201
Net increase (decrease) in net assets resulting from operations.	(1,803,944)	844,603
Share transactions:
Proceeds from sales of shares	648,453	12,989,250
Net increase in net assets resulting from share transactions	648,453	12,989,250
Total increase/(decrease) in net assets	(1,155,491)	13,833,853
NET ASSETS:
Beginning of period	13,833,853	–
End of period	$12,678,362	$13,833,853

The accompanying notes are an integral part of these financial statements.

Financial Statements April 30, 2022	9

BBH SELECT SERIES - MID CAP FUND

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for a Class I share outstanding throughout each period.

	For the six months ended April 30, 2022 (unaudited)	For the period from May 24, 2021 (commencement of operations) to October 31, 2021
Net asset value, beginning of period	$10.68	$10.00
Income from investment operations:
Net investment loss[1]	(0.02)	(0.02)
Net realized and unrealized gain (loss)	(1.35)	0.70
Total income from investment operations	(1.37)	0.68
Net asset value, end of period	$9.31	$10.68
Total return	(12.83)%[2]	6.80%[2]
Ratios/Supplemental data:
Net assets, end of period (in millions)	$13	$14
Ratio of expenses to average net assets before reductions	2.29%[3]	2.46%[4]
Fee waiver	(1.39)%[3,5]	(1.56)%[4,5]
Ratio of expenses to average net assets after reductions	0.90%[3]	0.90%[4]
Ratio of net investment income to average net assets	(0.42)%[3]	(0.40)%[4]
Portfolio turnover rate	10%[2]	3%[2]

____________

[1]	Calculated using average shares outstanding for the period.
[2]	Not annualized.
[3]	Annualized.
[4]	Annualized with the exception of audit fees, legal fees and registration fees.
[5]

The ratio of expenses to average net assets for the six months ended April 30, 2022 and the period ended October 31, 2021 reflect fees reduced as result of a contractual operating expense limitation of the share class of 0.90%. The Agreement is effective through March 1, 2023 and may only be terminated during its term with approval of the Fund’s Board of Trustees. For the six months ended April 30, 2022 and the period from May 24, 2021 to October 31, 2021, the waived fees were $95,247 and $135,159, respectively.

The accompanying notes are an integral part of these financial statements.

10

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NOTES TO FINANCIAL STATEMENTS

April 30, 2022 (unaudited)

1.Organization. The Fund is a separate, non-diversified series of BBH Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was originally organized under the laws of the State of Maryland on July 16, 1990 as BBH Fund, Inc. and re-organized as a Delaware statutory trust on June 12, 2007. The Fund commenced operations on May 24, 2021 and offers two share classes, Class I and Retail Class. As of April 30, 2022, Retail Class shares are not available for purchase by investors but may be offered in the future. The investment objective of the Fund is to provide investors with long-term growth of capital. As of April 30, 2022, there were eight series of the Trust.

2.Significant Accounting Policies. The Fund’s financial statements are prepared in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The following summarizes significant accounting policies of the Fund:

A.Valuation of Investments. (1) The value of investments listed on a securities exchange is based on the last sale price on that exchange prior to the time when assets are valued, or in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchange; (2) securities not traded on an exchange are valued at the average of the quoted bid and asked prices in the over-the-counter market; (3) securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board of Trustees (the “Board”); (4) short-term investments, which mature in 60 days or less are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original maturity when acquired by the Fund was more than 60 days, unless the use of amortized cost is determined not to represent “fair value” by the Board.

B.Accounting for Investments and Income. Investment transactions are accounted for on the trade date. Realized gains and losses on investment transactions are determined based on the identified cost method. Dividend income and other distributions received from portfolio securities are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of securities received at ex-date. Distributions received on securities that represent a return of capital are recorded as a reduction of cost of investments. Distributions received on securities that represent a capital gain are recorded as a realized gain. Interest income is accrued daily. Investment income is recorded net of any foreign taxes withheld where recovery of such tax is uncertain.

Financial Statements April 30, 2022	11

BBH SELECT SERIES - MID CAP FUND

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2022 (unaudited)

C.Fund Expenses. Most expenses of the Trust can be directly attributed to a specific fund. Expenses which cannot be directly attributed to a fund are generally apportioned among each fund in the Trust on a net assets basis or other suitable method. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

D.Federal Income Taxes. It is the Trust’s policy to comply with the requirements of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required. The Fund files a tax return annually using tax accounting methods required under provisions of the Code, which may differ from GAAP, which is the basis on which these financial statements are prepared. Accordingly, the amount of net investment income and net realized gain reported in these financial statements may differ from that reported on the Fund’s tax return, due to certain book-to-tax timing differences such as losses deferred due to “wash sale” transactions and utilization of capital loss carryforwards. These differences may result in temporary over-distributions for financial statement purposes and are classified as distributions in excess of accumulated net realized gains or net investment income. These distributions do not constitute a return of capital. Permanent differences are reclassified between paid-in capital and retained earnings/(accumulated deficit) within the Statement of Assets and Liabilities based upon their tax classification. As such, the character of distributions to shareholders reported in the Financial Highlights table may differ from that reported to shareholders on Form 1099-DIV.

The Fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (“ASC 740”). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The Fund did not have any unrecognized tax benefits as of October 31, 2021, nor were there any increases or decreases in unrecognized tax benefits for the year then ended. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as an income tax expense in the Statement of Operations. During the six months ended April 30, 2022, the Fund did not incur any such interest or penalties. The Fund is subject to examination by U.S. federal and state tax authorities for returns filed for open tax period since May 24, 2021 (commencement of operations). The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

E.Dividends and Distributions to Shareholders. Dividends and distributions from net investment income to shareholders, if any, are paid annually and are recorded on the ex-dividend date. Distributions from net capital gains, if any, are generally declared and paid annually and are recorded on the ex-dividend date. The Fund did not declare any dividends and distributions to shareholders during the six months ended April 30, 2022.

12

BBH SELECT SERIES - MID CAP FUND

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2022 (unaudited)

As of October 31, 2021 the components of retained earnings/(accumulated deficit) were as follows:

	Components of retained earnings/(accumulated deficit):
	Undistributed ordinary income	Undistributed long-term capital gain	Accumulated capital and other losses	Other book/tax temporary differences	Unrealized appreciation/ (depreciation)	Total retained earnings/ (accumulated deficit)
2021:	$—	$—	$—	$—	$855,201	$855,201

The Fund did not have a net capital loss carryforward at October 31, 2021.

The Fund is permitted to carryforward capital losses for an unlimited period and they will retain their character as either short-term or long-term capital losses rather than being considered all short-term capital losses.

The differences between book-basis and tax-basis unrealized appreciation/(depreciation) would be attributable primarily to the tax deferral of losses on wash sales, if applicable.

To the extent future capital gains are offset by capital loss carryforwards, if any, such gains will not be distributed.

F.Use of Estimates. The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the reporting period. Actual results could differ from these estimates.

3. Fees and Other Transactions with Affiliates.

A.Investment Advisory and Administrative Fees. Under a combined Investment Advisory and Administrative Services Agreement (“Agreement”) with the Trust, Brown Brothers Harriman & Co. (“BBH”) through a separately identifiable department (“SID” or “Investment Adviser”) provides investment advisory, portfolio management and administrative services to the Fund. The Fund pays a combined fee for investment advisory and administrative services calculated daily and paid monthly at an annual rate equivalent to 0.75% per annum on the first $3 billion of the Fund’s average daily net assets and 0.70% per annum on the Fund’s average daily net assets over $3 billion. For the six months ended April 30, 2022, the Fund incurred $51,387 under the Agreement.

Financial Statements April 30, 2022	13

BBH SELECT SERIES - MID CAP FUND

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2022 (unaudited)

B.Investment Advisory and Administrative Fee Waivers. Effective May 24, 2021 (commencement of operations), the Investment Adviser contractually agreed to limit the annual fund operating expenses (excluding interest, taxes, brokerage commissions, other expenditures that are capitalized in accordance with GAAP, other extraordinary expenses not incurred in the ordinary course of the Fund’s business) to 0.90%. The agreement will terminate on March 1, 2023, unless it is renewed by all parties to the agreement. The agreement may only be terminated during its term with approval of the Fund’s Board of Trustees. For the six months ended April 30, 2022, the Investment Adviser waived fees in the amount of $95,247.

C.Custody and Fund Accounting Fees. BBH acts as a custodian and fund accountant and receives custody and fund accounting fees from the Fund calculated daily and incurred monthly. BBH holds all of the Fund’s cash and investments and calculates the Fund’s daily net asset value. The custody fee is an asset and transaction-based fee. The fund accounting fee is an asset-based fee calculated at 0.004% of the Fund’s net asset value. For the six months ended April 30, 2022, the Fund incurred $1,696 in custody and fund accounting fees. As per agreement with the Fund’s custodian, the Fund receives interest income on cash balances held by the custodian at the BBH Base Rate. The BBH Base Rate is defined as BBH’s effective trading rate in local money markets on each day. The total interest earned by the Fund for the six months ended April 30, 2022 was $207. This amount is included in interest income in the Statement of Operations. In the event that the Fund is overdrawn, under the custody agreement with BBH, BBH will make overnight loans to the Fund to cover overdrafts. Pursuant to their agreement, the Fund will pay the Federal Funds overnight investment rate on the day of the overdraft. The Fund did not incur any such fees during the six months ended April 30, 2022. This amount, if any, is included under line item “Custody and fund accounting fees” in the Statement of Operations.

D.Board of Trustees’ Fees. Each Trustee who is not an “interested person” as defined under the 1940 Act receives an annual fee as well as reimbursement for reasonable out-of-pocket expenses from the Fund. For the six months ended April 30, 2022, the Fund incurred $27,350 in independent Trustee compensation and expense reimbursements.

E.Officers of the Trust. Officers of the Trust are also employees of BBH. Officers are paid no fees by the Trust for their services to the Trust.

4.Investment Transactions. For the six months ended April 30, 2022, the cost of purchases and the proceeds of sales of investment securities, other than short-term investments, were $2,412,881 and $1,361,293, respectively.

14

BBH SELECT SERIES - MID CAP FUND

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2022 (unaudited)

5.Shares of Beneficial Interest. The Trust is permitted to issue an unlimited number of Class I shares of beneficial interest at no par value. Transactions in Class I shares were as follows:

	For the six months ended April 30, 2022 (unaudited)		For the period ended October 31, 2021*
	Shares	Dollars	Shares	Dollars
Class I
Shares sold	65,699	$648,453	1,295,383	$12,989,250
Net increase	65,699	$648,453	1,295,383	$12,989,250

* The period represented is from May 24, 2021 (commencement of operations) to October 31, 2021.

6. Principal Risk Factors and Indemnifications.

A.Principal Risk Factors. Investing in the Fund may involve certain risks, as discussed in the Fund’s prospectus, including but not limited to, those described below:

A shareholder may lose money by investing in the Fund (investment risk). The Fund is actively managed and the decisions by the Investment Adviser may cause the Fund to incur losses or miss profit opportunities (management risk). Price movements may occur due to factors affecting individual companies, such as the issuance of an unfavorable earnings report, or other events affecting particular industries or the equity market as a whole (equity securities risk). Mid cap companies, when compared to larger companies, may experience lower trade volume and could be subject to greater and less predictable price changes (Mid Cap Company risk). The value of securities held by the Fund may fall due to changing economic, political, regulatory or market conditions, or due to a company’s or issuer’s individual situation. Natural disasters, the spread of infectious illness and other public health emergencies, recession, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse effects on world economies and markets generally (market risk). In the normal course of business, the Fund invests in securities and enters into transactions where risks exist due to assumption of large positions in securities of a small number of issuers (non-diversification risk). There are certain risks associated with investing in foreign securities not present in domestic investments, including, but not limited to, recovery of tax withheld by foreign jurisdictions (foreign investment risk). Investments in other investment companies are subject to market and selection risk, as well as the specific risks associated with the investment companies’ portfolio securities (investment in other investment companies risk). Initial public offerings (“IPOs”) are new issues of equity securities, as such they have no trading history and there may be limited information about the companies for a very limited period. Additionally, the prices of securities sold in IPOs may be highly volatile (IPO risk). Preferred securities are subject to issuer-specific and market risks. Generally, issuers only pay dividends after the company makes required payments to holders of bonds and other debt, as such the value of preferred securities may react more strongly to market conditions than bonds and

Financial Statements April 30, 2022	15

BBH SELECT SERIES - MID CAP FUND

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2022 (unaudited)

other debts (Preferred Securities risk). The Fund’s shareholders may be adversely impacted by asset allocation decisions made by an investment adviser whose discretionary clients make up a large percentage of the Fund’s shareholders (shareholder concentration risk). The extent of the Fund’s exposure to these risks in respect to these financial assets is included in their value as recorded in the Fund’s Statement of Assets and Liabilities.

Please refer to the Fund’s prospectus for a complete description of the principal risks of investing in the Fund.

B.Indemnifications. Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund, and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

7.Subsequent Events. BBH, the custodian and fund accountant for the Fund, has entered into an agreement with State Street Corporation (“State Street”) under which State Street will acquire BBH’s Investor Services business; which includes those services provided to the Fund. The transaction is expected to be completed in the third quarter of 2022, subject to customary closing conditions and regulatory approvals. Investment advisory, portfolio management and administrative services provided to BBH Trust by BBH through its SID are not impacted by the agreement with State Street.

Management has evaluated events and transactions that have occurred since April 30, 2022 through the date the financial statements were issued and determined that there were no other subsequent events that would require recognition or additional disclosure in the financial statements.

16

BBH SELECT SERIES - MID CAP FUND

DISCLOSURE OF FUND EXPENSES

April 30, 2022 (unaudited)

EXAMPLE

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested distributions, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution 12b-1 fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2021 to April 30, 2022).

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% Hypothetical Example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Financial Statements April 30, 2022	17

BBH SELECT SERIES - MID CAP FUND

DISCLOSURE OF FUND EXPENSES (continued)

April 30, 2022 (unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2021	Ending Account Value April 30, 2022	Expenses Paid During Period November 1, 2021 to April 30, 2022[1]
Actual	$1,000	$872	$4.18
Hypothetical[2]	$1,000	$1,020	$4.51

_________________

[1]	Expenses are equal to the Fund’s annualized expense ratio of 0.90%, multiplied by the average account value over the period, multiplied by 181/365.
[2]	Assumes a return of 5% before expenses. For the purposes of the calculation, the applicable annualized expense ratio for each class of shares is subtracted from the assumed return before expenses.

18

BBH SELECT SERIES - MID CAP FUND

CONFLICTS OF INTEREST

April 30, 2022 (unaudited)

Description of Potential Material Conflicts of Interest - Investment Adviser

BBH, including the Investment Adviser, provides discretionary and non-discretionary investment management services and products to corporations, institutions and individual investors throughout the world. As a result, in the ordinary course of its businesses, BBH, including the Investment Adviser, may engage in activities in which its interests or the interests of its clients may conflict with or be adverse to the interests of the Fund. In addition, certain of such clients (including the Fund) utilize the services of BBH for which they will pay to BBH customary fees and expenses that will not be shared with the Fund.

The Investment Adviser has adopted and implemented policies and procedures that seek to manage conflicts of interest. Pursuant to such policies and procedures, the Investment Adviser monitors a variety of areas, including compliance with fund investment guidelines, and compliance with its Code of Ethics.

The Trust also manages these conflicts of interest. For example, the Trust has designated a Chief Compliance Officer (“CCO”) and has adopted and implemented policies and procedures designed to manage the conflicts identified below and other conflicts that may arise in the course of the Fund’s operations in such a way as to safeguard the Fund from being negatively affected as a result of any such potential conflicts. From time to time, the Trustees receive reports from the Investment Adviser and the Trust’s CCO on areas of potential conflict.

Investors should carefully review the following, which describes potential and actual conflicts of interest that BBH and the Investment Adviser can face in the operation of their respective investment management services. This section is not, and is not intended to be, a complete enumeration or explanation of all of the potential conflicts of interest that may arise. The Investment Adviser and the Fund have adopted policies and procedures reasonably designed to appropriately prevent, limit or mitigate the conflicts of interest described below. Additional information about potential conflicts of interest regarding the Investment Adviser is set forth in the Investment Adviser’s Form ADV. A copy of Part 1 and Part 2A of the Investment Adviser’s Form ADV is available on the SEC’s website (www.adviserinfo.sec.gov). In addition, many of the activities that create these conflicts of interest are limited and/or prohibited by law, unless an exception is available.

Other Clients and Allocation of Investment Opportunities. BBH and the Investment Adviser manage funds and accounts of clients other than the Fund (“Other Clients”). In general, BBH and the Investment Adviser face conflicts of interest when they render investment advisory services to different clients and, from time to time, provide dissimilar investment advice to different clients. Investment decisions will not necessarily be made in parallel among the Fund and Other Clients. Investments made by the Fund do not, and are not intended to, replicate the investments, or the investment methods and strategies, of Other Clients. Accordingly, such Other Clients may produce results that are materially different from those experienced by the Fund. Certain other conflicts of interest may arise in connection with a portfolio manager’s management of the Fund’s investments, on the one hand, and the investments of other funds or accounts for which the portfolio manager is responsible, on the other. For example, it is possible that the various funds or accounts managed by the Investment Adviser could have different investment strategies that, at times, might conflict with one another to the possible detriment of the Fund. From time to time, the Investment Adviser sponsor funds and other investment pools and accounts which engage in the same or similar businesses as the Fund

Financial Statements April 30, 2022	19

BBH SELECT SERIES - MID CAP FUND

CONFLICTS OF INTEREST (continued)

April 30, 2022 (unaudited)

using the same or similar investment strategies. To the extent that the same investment opportunities might be desirable for more than one account or fund, possible conflicts could arise in determining how to allocate them because the Investment Adviser may have an incentive to allocate investment opportunities to certain accounts or funds. However, BBH and the Investment Adviser have implemented policies and procedures designed to ensure that information relevant to investment decisions is disseminated promptly within its portfolio management teams and investment opportunities are allocated equitably among different clients. The policies and procedures require, among other things, objective allocation for limited investment opportunities, and documentation and review of justifications for any decisions to make investments only for select accounts or in a manner disproportionate to the size of the account. Nevertheless, access to investment opportunities may be allocated differently among accounts due to the particular characteristics of an account, such as size of the account, cash position, tax status, risk tolerance and investment restrictions or for other reasons.

Actual or potential conflicts of interest may also arise when a portfolio manager has management responsibilities to multiple accounts or funds, resulting in unequal commitment of time and attention to the portfolio management of the funds or accounts.

Affiliated Service Providers. Other potential conflicts might include conflicts between the Fund and its affiliated and unaffiliated service providers (e.g., conflicting duties of loyalty). In addition to providing investment management services through the SID, BBH provides administrative, custody, shareholder servicing and fund accounting services to the Fund. BBH may have conflicting duties of loyalty while servicing the Fund and/or opportunities to further its own interest to the detriment of the Fund. For example, in negotiating fee arrangements with affiliated service providers, BBH may have an incentive to agree to higher fees than it would in the case of unaffiliated providers. BBH acting in its capacity as the Fund’s administrator is the primary valuation agent of the Fund. BBH values securities and assets in the Fund according to the Fund’s valuation policies. Because the Investment Adviser’s advisory and administrative fees are calculated by reference to a Fund’s net assets, BBH and its affiliates may have an incentive to seek to overvalue certain assets.

Aggregation. Potential conflicts of interest also arise with the aggregation of trade orders. Purchases and sales of securities for the Fund may be aggregated with orders for other client accounts managed by the Investment Adviser. The Investment Adviser, however, is not required to aggregate orders if portfolio management decisions for different accounts are made separately, or if it is determined that aggregating is not practicable, or in cases involving client direction. Prevailing trading activity frequently may make impossible the receipt of the same price or execution on the entire volume of securities purchased or sold. When this occurs, the various prices may be averaged, and the Fund will be charged or credited with the average price. Thus, the effect of the aggregation may operate on some occasions to the disadvantage of the Fund. In addition, under certain circumstances, the Fund will not be charged the same commission or commission equivalent rates in connection with an aggregated order.

Cross Trades. Under certain circumstances, the Investment Adviser, on behalf of the Fund, may seek to buy from or sell securities to another fund or account advised by BBH or the Investment Adviser. Subject to applicable law and regulation, BBH or the Investment Adviser may (but is not required to) effect purchases

20

BBH SELECT SERIES - MID CAP FUND

CONFLICTS OF INTEREST (continued)

April 30, 2022 (unaudited)

and sales between BBH’s or the Investment Adviser’s clients (“cross trades”), including the Fund, if BBH or the Investment Adviser believes such transactions are appropriate based on each party’s investment objectives and guidelines. There may be potential conflicts of interest or regulatory issues relating to these transactions which could limit the Investment Adviser’s decision to engage in these transactions for the Fund. BBH or the Investment Adviser may have a potentially conflicting division of loyalties and responsibilities to the parties in such transactions.

Soft Dollars. The Investment Adviser may direct brokerage transactions and/or payment of a portion of client commissions (“soft dollars”) to specific brokers or dealers or other providers to pay for research or other appropriate services which provide, in the Investment Adviser’s view, appropriate assistance in the investment decision-making process (including with respect to futures, fixed price offerings and over-the-counter transactions). The use of a broker that provides research and securities transaction services may result in a higher commission than that offered by a broker who does not provide such services. The Investment Adviser will determine in good faith whether the amount of commission is reasonable in relation to the value of research and services provided and whether the services provide lawful and appropriate assistance in its investment decision-making responsibilities.

Research or other services obtained in this manner may be used in servicing any or all of the Fund and other accounts managed by the Investment Adviser, including in connection with accounts that do not pay commissions to the broker related to the research or other service arrangements. Such products and services may disproportionately benefit other client accounts relative to the Fund based on the amount of brokerage commissions paid by the Fund and such other accounts. To the extent that the Investment Adviser uses soft dollars, it will not have to pay for those products and services itself.

BBH may receive research that is bundled with the trade execution, clearing, and/or settlement services provided by a particular broker-dealer. To the extent that the Investment Adviser receives research on this basis, many of the same conflicts related to traditional soft dollars may exist. For example, the research effectively will be paid by client commissions that also will be used to pay for the execution, clearing, and settlement services provided by the broker-dealer and will not be paid by the Investment Adviser.

Arrangements regarding compensation and delegation of responsibility may create conflicts relating to selection of brokers or dealers to execute Fund portfolio trades and/or specific uses of commissions from Fund portfolio trades, administration of investment advice and valuation of securities.

Investments in BBH Funds. From time-to-time, BBH may invest a portion of the assets of its discretionary investment advisory clients in the Fund. That investment by BBH on behalf of its discretionary investment advisory clients in the Fund may be significant at times.

Financial Statements April 30, 2022	21

BBH SELECT SERIES - MID CAP FUND

CONFLICTS OF INTEREST (continued)

April 30, 2022 (unaudited)

Increasing the Fund’s assets may enhance investment flexibility and diversification and may contribute to economies of scale that tend to reduce the Fund’s expense ratio. In selecting the Fund for its discretionary investment advisory clients, BBH may limit its selection to funds managed by BBH or the Investment Adviser. BBH may not consider or canvass the universe of unaffiliated investment companies available, even though there may be unaffiliated investment companies that may be more appropriate or that have superior performance. BBH, the Investment Adviser and their affiliates providing services to the Fund benefit from additional fees when the Fund is included as an investment for a discretionary investment advisory client.

BBH reserves the right to redeem at any time some or all of the shares of the Fund acquired for its discretionary investment advisory clients’ accounts. A large redemption of shares of the Fund by BBH on behalf of its discretionary investment advisory clients could significantly reduce the asset size of the Fund, which might have an adverse effect on the Fund’s investment flexibility, portfolio diversification and expense ratio.

Valuation. When market quotations are not readily available or are believed by BBH to be unreliable, the Fund’s investments will be valued at fair value by BBH pursuant to procedures adopted by the Fund’s Board of Trustees. When determining an asset’s “fair value,” BBH seeks to determine the price that a Fund might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. The price generally may not be determined based on what the Fund might reasonably expect to receive for selling an asset at a later time or if it holds the asset to maturity. While fair value determinations will be based upon all available factors that BBH deems relevant at the time of the determination and may be based on analytical values determined by BBH using proprietary or third-party valuation models, fair value represents only a good faith approximation of the value of a security. The fair value of one or more securities may not, in retrospect, be the price at which those assets could have been sold during the period in which the particular fair values were used in determining the Fund’s net asset value. As a result, the Fund’s sale or redemption of its shares at net asset value, at a time when a holding or holdings are valued by BBH (pursuant to Board-adopted procedures) at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders.

Referral Arrangements. BBH may enter into advisory and/or referral arrangements with third parties. Such arrangements may include compensation paid by BBH to the third party. BBH may pay a solicitation fee for referrals and/or advisory or incentive fees. BBH may benefit from increased amounts of assets under management.

Personal Trading. BBH, including the Investment Adviser, and any of their respective partners, principals, directors, officers, employees, affiliates or agents, face conflicts of interest when transacting in securities for their own accounts because they could benefit by trading in the same securities as the Fund, which could have an adverse effect on the Fund. However, BBH, including the Investment Adviser, has implemented policies and procedures concerning personal trading by BBH Partners and employees. The policies and procedures are intended to prevent BBH Partners and employees with access to Fund material non-public information from trading in the same securities as the Fund.

Gifts and Entertainment. From time to time, employees of BBH, including the Investment Adviser, and any of their respective partners, principals, directors, officers, employees, affiliates or agents, may receive gifts

22

BBH SELECT SERIES - MID CAP FUND

CONFLICTS OF INTEREST (continued)

April 30, 2022 (unaudited)

and/or entertainment from clients, intermediaries, or service providers to the Fund or BBH, including the Investment Adviser, which could have the appearance of affecting or may potentially affect the judgment of the employees, or the manner in which they conduct business. BBH, including the Investment Adviser, has implemented policies and procedures concerning gifts and entertainment to mitigate any impact on the judgment of BBH Partners and employees.

Financial Statements April 30, 2022	23

BBH SELECT SERIES - MID CAP FUND

OPERATION AND EFFECTIVENESS OF THE FUND’S LIQUIDITY RISK MANAGEMENT PROGRAM

April 30, 2022 (unaudited)

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”) to promote effective liquidity risk management throughout the open-end investment company industry in order to reduce the risk that funds will be unable to meet their redemption obligations and mitigate dilution of the interests of fund shareholders.

The Board of Trustees (the “Board”) of BBH Trust met on March 8, 2022 to review the liquidity risk management program (the “Program”) for the funds of BBH Trust (the “Funds”) pursuant to the Liquidity Rule. The Board has appointed three members of the Brown Brothers Harriman & Co. Mutual Fund Advisory Department, the Investment Adviser to the Funds, as the Program Administrator for each Fund’s Program. The Program Administrator provided the Board with a report (the “Report”) that addressed the operations of the Program and assessed its adequacy and effectiveness of the Program. The Report covered the period from February 1, 2021 through January 31, 2022 (the “Reporting Period”).

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing a Fund’s liquidity risk, including the following points.

Liquidity classification. The Report described the Program’s liquidity classification methodology for categorizing the Funds’ investments into one of four liquidity buckets.

Highly Liquid Investment Minimum. The Report noted that one aspect of the Liquidity Rule is a requirement that funds that are expected to have less than 50% of assets classified as other than “highly liquid” should establish a minimum percentage of highly liquid assets that the fund is expected to hold on an on-going basis. The Program Administrator monitors the percentages of assets in each category on an ongoing basis and, given that no Fund has approached the 50% threshold, has made the determination that it is not necessary to assign a Highly Liquid Investment Minimum as provided for in the Liquidity Rule to any of the Funds.

The Fund’s investment strategy and liquidity of portfolio investments during normal and reasonably foreseeable stressed market conditions. During the Reporting Period, the Program Administrator reviewed whether each Fund’s investment strategy is appropriate for an open-end fund structure with a focus on Funds with more significant and consistent holdings of less liquid and illiquid assets and factored a Fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account.

Short-term and long-term cash flow projections during normal and reasonably foreseeable stressed market conditions. During the Reporting Period, the Program Administrator reviewed historical redemption activity and used this information as a component to establish each Fund’s reasonably anticipated trading size. The Program Administrator also took into consideration other factors such as shareholder ownership concentration, applicable distribution channels and the degree of certainty associated with a Fund’s short-term and long-term cash flow projections.

Holdings of cash and cash equivalents. The Program Administrator considered the degree to which each Fund held cash and cash equivalents as a component of each Fund’s ability to meet redemption requests.

24

BBH SELECT SERIES - MID CAP FUND

OPERATION AND EFFECTIVENESS OF THE FUND’S LIQUIDITY RISK MANAGEMENT PROGRAM (continued)

April 30, 2022 (unaudited)

There were no material changes to the Program during the Reporting Period. The Program Administrator has informed the Board that it believes that the Fund’s Program is adequately designed, has been implemented as intended, and has operated effectively since its implementation. No material exceptions have been noted since the implementation of the Program, and there were no liquidity events that impacted the Fund or its ability to meet redemption requests on a timely basis during the Reporting Period.

Financial Statements April 30, 2022	25

Administrator

Brown Brothers Harriman & Co.

140 Broadway

New York, NY 10005

Distributor

ALPS Distributors, Inc.

1290 Broadway, Suite 1000

Denver, CO 80203

Shareholder Servicing Agent

Brown Brothers Harriman & Co.

140 Broadway

New York, NY 10005

1-800-575-1265

Investment Adviser Brown Brothers Harriman Mutual Fund Advisory Department 140 Broadway New York, NY 10005

To obtain information or make shareholder inquiries:

By telephone:	Call 1-800-575-1265
By E-mail send your request to:	bbhfunds@bbh.com
On the internet:	www.bbhfunds.com

This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of the Fund.

For more complete information, visit www.bbhfunds.com for a prospectus. You should consider the Fund's investment objectives, risks, charges and expenses carefully before you invest. Information about these and other important subjects is in the Fund’s prospectus, which you should read carefully before investing.

Holdings and allocations are subject to change. Fund holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities. Current and future holdings are subject to risk.

The Fund’s Forms N-MFP are available electronically on the SEC’s website (sec.gov). For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semi-annual report, or annual report on the Fund’s web site at http://www.bbhfunds.com.

A summary of the Fund’s Proxy Voting Policy that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio, as well as a record of how the Fund voted any such proxies during the most recent 12-month period ended June 30, is available, without charge, upon request by calling the toll-free number listed above. This information is also available on the SEC’s website at www.sec.gov.

NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

Semi-Annual Report

APRIL 30, 2022

BBH Partner Fund – International Equity

BBH PARTNER FUND – INTERNATIONAL EQUITY

PORTFOLIO ALLOCATION

April 30, 2022 (unaudited)

COUNTRY DIVERSIFICATION

	U.S. $ Value	Percent of Net Assets
Common Stock:
Canada	$222,853,367	9.5%
Cayman Islands	84,239,417	3.6
France	323,726,195	13.8
Germany	64,250,266	2.7
Hong Kong	91,112,214	3.9
Ireland	141,033,566	6.0
Italy	41,260,725	1.8
Japan	225,140,128	9.6
Jersey	83,232,770	3.5
Luxembourg	12,078,186	0.5
Netherlands	142,955,099	6.1
Spain	160,298,014	6.8
Sweden	82,812,250	3.5
Switzerland	200,209,277	8.5
Taiwan	25,790,880	1.1
United Kingdom	101,450,150	4.3
United States	206,271,909	8.8
Registered Investment Companies:
United States	74,600,000	3.2
Cash and Other Assets in Excess of Liabilities	65,104,264	2.8
NET ASSETS	$2,348,418,677	100.0%

All data as of April 30, 2022. BBH Partner Fund - International Equity's (the "Fund") country diversification is expressed as a percentage of net assets and may vary over time. The Fund's country diversification is derived from respective security's country of incorporation.

The accompanying notes are an integral part of these financial statements.

2

BBH PARTNER FUND – INTERNATIONAL EQUITY

PORTFOLIO ALLOCATION (continued)

April 30, 2022 (unaudited)

SECTOR DIVERSIFICATION

	U.S. $ Value	Percent of Net Assets
Common Stock:
Communications	$90,335,266	3.9%
Consumer Cyclical	204,294,851	8.7
Consumer Non-Cyclical	660,622,715	28.1
Financials	355,430,055	15.1
Industrials	500,679,708	21.3
Technology	397,351,818	16.9
Registered Investment Companies	74,600,000	3.2
Cash and Other Assets in Excess of Liabilities	65,104,264	2.8
NET ASSETS	$2,348,418,677	100.0%

All data as of April 30, 2022. The Fund's sector diversification is expressed as a percentage of net assets and may vary over time.

The accompanying notes are an integral part of these financial statements.

financial statements april 30, 2022	3

BBH PARTNER FUND – INTERNATIONAL EQUITY

PORTFOLIO OF INVESTMENTS

April 30, 2022 (unaudited)

Shares/ Units		Value
	COMMON STOCK (94.0%)
	CANADA (9.5%)
	CONSUMER CYCLICAL
867,627	Alimentation Couche-Tard, Inc.	$38,753,193
	FINANCIALS
2,068,445	Brookfield Asset Management, Inc. (Class A)	103,519,178
	INDUSTRIALS
159,175	Canadian Pacific Railway, Ltd.	11,682,033
	TECHNOLOGY
43,632	Constellation Software, Inc.	68,898,963
	Total Canada	222,853,367
	CAYMAN ISLANDS (3.6%)
	COMMUNICATIONS
2,702,280	JD.com, Inc. (Class A)[1]	84,239,417
	Total Cayman Islands	84,239,417
	FRANCE (13.8%)
	CONSUMER CYCLICAL
51,138	LVMH Moet Hennessy Louis Vuitton SE	32,684,206
	CONSUMER NON-CYCLICAL
77,977	L'Oreal S.A.	28,334,464
33,893	Sartorius Stedim Biotech	11,018,974
1,313,372	Worldline S.A.[1,2]	51,417,337
		90,770,775
	INDUSTRIALS
885,746	Safran S.A.	94,156,039
298,869	Schneider Electric SE	42,515,692
497,069	Thales S.A.	63,599,483
		200,271,214
	Total France	323,726,195
	GERMANY (2.7%)
	TECHNOLOGY
623,663	SAP SE	64,250,266
	Total Germany	64,250,266
	HONG KONG (3.9%)
	FINANCIALS
7,278,260	AIA Group, Ltd.	71,114,787
471,479	Hong Kong Exchanges & Clearing, Ltd.	19,997,427
	Total Hong Kong	91,112,214

The accompanying notes are an integral part of these financial statements.

4

BBH PARTNER FUND – INTERNATIONAL EQUITY

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2022 (unaudited)

Shares/ Units		Value
	COMMON STOCK (continued)
	IRELAND (6.0%)
	INDUSTRIALS
2,693,065	CRH, Plc.	$106,701,217
	TECHNOLOGY
114,304	Accenture, Plc. (Class A)	34,332,349
	Total Ireland	141,033,566
	ITALY (1.8%)
	CONSUMER NON-CYCLICAL
4,202,836	Nexi SpA[1,2]	41,260,725
	Total Italy	41,260,725
	JAPAN (9.6%)
	CONSUMER CYCLICAL
46,140	Nintendo Co., Ltd.	21,252,612
	CONSUMER NON-CYCLICAL
1,855,080	Olympus Corp.	32,840,058
886,659	Shiseido Co., Ltd.	41,761,908
		74,601,966
	INDUSTRIALS
184,944	Keyence Corp.	74,576,605
	TECHNOLOGY
369,915	Obic Co., Ltd.	54,708,945
	Total Japan	225,140,128
	JERSEY (3.5%)
	CONSUMER NON-CYCLICAL
1,461,961	Clarivate, Plc.[1]	22,923,548
1,741,264	Experian, Plc.	60,309,222
	Total Jersey	83,232,770
	LUXEMBOURG (0.5%)
	COMMUNICATIONS
59,969	Spotify Technology S.A.[1]	6,095,849
	CONSUMER NON-CYCLICAL
64,450	Eurofins Scientific SE	5,982,337
	Total Luxembourg	12,078,186
	NETHERLANDS (6.1%)
	CONSUMER CYCLICAL
1,376,280	Universal Music Group NV	31,803,067

The accompanying notes are an integral part of these financial statements.

financial statements april 30, 2022	5

BBH PARTNER FUND – INTERNATIONAL EQUITY

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2022 (unaudited)

Shares/ Units		Value
	COMMON STOCK (continued)
	NETHERLANDS (continued)
	CONSUMER NON-CYCLICAL
20,002	Adyen NV1,2	$33,412,861
167,408	Heineken NV	16,308,460
		49,721,321
	TECHNOLOGY
108,708	ASML Holding NV	61,430,711
	Total Netherlands	142,955,099
	SPAIN (6.8%)
	CONSUMER CYCLICAL
2,046,283	Industria de Diseno Textil S.A.	42,859,611
1,087,542	Amadeus IT Group S.A.	67,731,401
2,991,046	Grifols S.A.	49,707,002
		117,438,403
	Total Spain	160,298,014
	SWEDEN (3.5%)
	INDUSTRIALS
1,681,173	Assa Abloy AB (Class B)	42,459,785
3,117,440	Hexagon AB (Class B)	40,352,465
	Total Sweden	82,812,250
	SWITZERLAND (8.5%)
	CONSUMER NON-CYCLICAL
1,128,762	Alcon, Inc.	80,105,996
100,287	Sonova Holding AG	36,118,379
		116,224,375
	FINANCIALS
55,994	Partners Group Holding AG	59,348,513
	INDUSTRIALS
80,999	Sika AG	24,636,389
	Total Switzerland	200,209,277
	TAIWAN (1.1%)
	TECHNOLOGY
209,420	MediaTek, Inc	5,749,503
215,661	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	20,041,377
	Total Taiwan	25,790,880
	UNITED KINGDOM (4.3%)
	FINANCIALS
431,247	London Stock Exchange Group, Plc	42,758,925

The accompanying notes are an integral part of these financial statements.

6

BBH PARTNER FUND – INTERNATIONAL EQUITY

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2022 (unaudited)

Shares/ Units		Value
	COMMON STOCK (continued)
	UNITED KINGDOM (continued)
30,636,845	Melrose Industries, Plc.	$44,035,924
1,179,875	Prudential, Plc.	14,655,301
	Total United Kingdom	101,450,150
	UNITED STATES (8.8%)
	CONSUMER CYCLICAL
104,171	Lululemon Athletica, Inc.[1]	36,942,162
	CONSUMER NON-CYCLICAL
319,203	PerkinElmer, Inc.	46,798,352
91,877	S&P Global, Inc.	34,591,691
		81,390,043
	TECHNOLOGY
886,936	Fidelity National Information Services, Inc.	87,939,704
	Total United States	206,271,909
	Total Common Stock (Cost $2,260,863,529)	2,208,714,413
	REGISTERED INVESTMENT COMPANIES (3.2%)
	UNITED STATES (3.2%)
74,600,000	Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio, Institutional Share Class	74,600,000
	Total United States	74,600,000
	Total Registered Investment Companies (Cost $74,600,000)	74,600,000

TOTAL INVESTMENTS (Cost $2,335,463,529)[3]	97.2%	$2,283,314,413
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES	2.8%	$65,104,264
NET ASSETS	100.00%	$2,348,418,677

________________

[1]	Non-income producing security.
[2]

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities owned at April 30, 2022 was $126,090,923 or 5.4% of net assets.

[3]

The aggregate cost for federal income tax purposes is $2,335,463,529, the aggregate gross unrealized appreciation is $249,871,093 and the aggregate gross unrealized depreciation is $302,020,209, resulting in net unrealized depreciation of $(52,149,116).

The Fund’s country diversification is based on the respective security’s country of incorporation.

Abbreviations:

ADR – American Depositary Receipt.

The accompanying notes are an integral part of these financial statements.

financial statements april 30, 2022	7

BBH PARTNER FUND – INTERNATIONAL EQUITY

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2022 (unaudited)

FAIR VALUE MEASUREMENTS

The Fund is required to disclose information regarding the fair value measurements of the Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirement established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including, for example, the risk inherent in a particular valuation technique used to measure fair value, including the model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own considerations about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Authoritative guidance establishes three levels of the fair value hierarchy as follows:

—	Level 1 – unadjusted quoted prices in active markets for identical assets and liabilities.
—	Level 2 – significant other observable inputs (including quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk, etc.).
—	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets and liabilities).

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires judgment by the investment adviser. The investment adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the investment adviser’s perceived risk of that instrument.

Financial assets within Level 1 are based on quoted market prices in active markets. The Fund does not adjust the quoted price for these instruments.

Financial instruments that trade in markets that are not considered to be active but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include investment-grade corporate bonds, U.S. Treasury notes and bonds, and certain non-U.S. sovereign obligations and over-the-counter derivatives and foreign equity securities whose values could be impacted by events occurring before the Fund’s pricing time, but after the close of the securities’ primary markets and are, therefore, fair valued according to procedures adopted by the Board of

The accompanying notes are an integral part of these financial statements.

8

BBH PARTNER FUND – INTERNATIONAL EQUITY

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2022 (unaudited)

Trustees. As Level 2 financial assets include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Financial assets classified within Level 3 have significant unobservable inputs, as they trade infrequently. Level 3 financial assets include private equity and certain corporate debt securities.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

The following table summarizes the valuation of the Fund's investments by the above fair value hierarchy levels as of April 30, 2022.

Investments, at value	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of April 30, 2022
Common Stock:
Canada	$222,853,367	$—	$—	$222,853,367
Cayman Islands	—	84,239,417	—	84,239,417
France	—	323,726,195	—	323,726,195
Germany	—	64,250,266	—	64,250,266
Hong Kong	—	91,112,214	—	91,112,214
Ireland	34,332,349	106,701,217	—	141,033,566
Italy	—	41,260,725	—	41,260,725
Japan	—	225,140,128	—	225,140,128
Jersey	22,923,548	60,309,222	—	83,232,770
Luxembourg	6,095,849	5,982,337	—	12,078,186
Netherlands	—	142,955,099	—	142,955,099
Spain	—	160,298,014	—	160,298,014
Sweden	—	82,812,250	—	82,812,250
Switzerland	—	200,209,277	—	200,209,277
Taiwan	20,041,377	5,749,503	—	25,790,880
United Kingdom	—	101,450,150	—	101,450,150
United States	206,271,909	—	—	206,271,909
Registered Investment Companies:
United States	74,600,000	—	—	74,600,000
Investments, at value	$587,118,399	$1,696,196,014	$—	$2,283,314,413

The accompanying notes are an integral part of these financial statements.

financial statements april 30, 2022	9

BBH PARTNER FUND – INTERNATIONAL EQUITY

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2022 (unaudited)

ASSETS:
Investments in securities, at value (Cost $2,335,463,529)	$2,283,314,413
Cash	47,000,300
Foreign currency at value (Identified cost $241,628)	234,835
Receivables for:
Shares sold	17,784,700
Dividends	8,827,657
Interest	4,776
Prepaid assets	38,801
Total Assets	2,357,205,482
LIABILITIES:
Payables for:
Investments purchased	6,895,791
Investment advisory and administrative fees	1,300,358
Custody and fund accounting fees	374,299
Shares redeemed	76,500
Professional fees	34,434
Transfer agent fees	5,090
Board of Trustees' fees	1,729
Accrued expenses and other liabilities	98,604
Total Liabilities	8,786,805
NET ASSETS	$2,348,418,677
Net Assets Consist of:
Paid-in capital	$2,467,457,217
Accumulated deficit	(119,038,540)
Net Assets	$2,348,418,677
NET ASSET VALUE AND OFFERING PRICE PER SHARE
CLASS I SHARES
($2,348,418,677 ÷ 160,406,534 shares outstanding)	$14.64

The accompanying notes are an integral part of these financial statements.

10

BBH PARTNER FUND – INTERNATIONAL EQUITY

STATEMENT OF OPERATIONS

For the six months ended April 30, 2022 (unaudited)

NET INVESTMENT INCOME:
Income:
Dividends (net of foreign withholding taxes of $816,891)	$9,864,691
Interest income	18,095
Other income	694
Total Income	9,883,480
Expenses:
Investment advisory and administrative fees	7,893,607
Custody and fund accounting fees	293,045
Board of Trustees' fees	35,782
Professional fees	34,526
Transfer agent fees	16,682
Miscellaneous expenses	58,567
Total Expenses	8,332,209
Net Investment Income	1,551,271
NET REALIZED AND UNREALIZED LOSS:
Net realized loss on investments in securities	(55,583,002)
Net realized gain on foreign exchange transactions and translations	192,129
Net realized loss on investments in securities and foreign exchange transactions and translations	(55,390,873)
Net change in unrealized appreciation/(depreciation) on investments in securities	(533,993,845)
Net change in unrealized appreciation/(depreciation) on foreign currency translations	(329,695)
Net change in unrealized appreciation/(depreciation) on investments in securities and foreign currency translations	(534,323,540)
Net Realized and Unrealized Loss	(589,714,413)
Net Decrease in Net Assets Resulting from Operations	$(588,163,142)

The accompanying notes are an integral part of these financial statements.

financial statements april 30, 2022	11

BBH PARTNER FUND – INTERNATIONAL EQUITY

STATEMENTS OF CHANGES IN NET ASSETS

	For the six months ended April 30, 2022 (unaudited)	For the year ended October 31, 2021
INCREASE/(DECREASE) IN NET ASSETS:
Operations:
Net investment income	$1,551,271	$16,562,728
Net realized gain/(loss) on investments in securities and foreign exchange transactions and translations	(55,390,873)	313,366,122
Net change in unrealized appreciation/(depreciation) on investments in securities and foreign currency translations	(534,323,540)	127,875,518
Net increase/(decrease) in net assets resulting from operations	(588,163,142)	457,804,368
Dividends and distributions declared:
Class I	(306,843,011)	(64,592,022)
Share transactions:
Proceeds from sales of shares	607,125,355	459,117,145
Net asset value of shares issued to shareholders for reinvestment of dividends and distributions	11,341,834	2,021,437
Cost of shares redeemed	(93,408,275)	(165,132,495)
Net increase in net assets resulting from share transactions	525,058,914	296,006,087
Total increase/(decrease) in net assets	(369,947,239)	689,218,433
NET ASSETS:
Beginning of period	2,718,365,916	2,029,147,483
End of period	$2,348,418,677	$2,718,365,916

The accompanying notes are an integral part of these financial statements.

12

BBH PARTNER FUND – INTERNATIONAL EQUITY

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for a Class I share outstanding throughout each period.

	For the six months ended April 30, 2022	For the years ended October 31,
	(unaudited)	2021	2020	2019	2018	2017*
Net asset value, beginning of period	$21.10	$17.73	$16.15	$14.90	$16.75	$14.46
Income from investment operations:
Net investment income[1]	0.01	0.14	0.04	0.10	0.18	0.14
Net realized and unrealized gain (loss)	(4.12)	3.79	1.81	2.19	(0.83)	2.47
Total income (loss) from investment operations	(4.11)	3.93	1.85	2.29	(0.65)	2.61
Less dividends and distributions:
From net investment income	(0.13)	(0.04)	(0.09)	(0.16)	(0.10)	(0.32)
From net realized gains	(2.22)	(0.52)	(0.18)	(0.88)	(1.10)	—
Total dividends and distributions	(2.35)	(0.56)	(0.27)	(1.04)	(1.20)	(0.32)
Short-term redemption fees[1]	—	—	—	—	—	0.00 [2]
Net asset value, end of period	$14.64	$21.10	$17.73	$16.15	$14.90	$16.75
Total return[3]	(21.39)%[4]	22.38%	11.59%	16.92%	(4.12)%	18.51%
Ratios/Supplemental data:
Net assets, end of period (in millions)	$2,348	$2,718	$2,029	$1,790	$1,506	$1,426
Ratio of expenses to average net assets before reductions	0.69%[5]	0.68%	0.69%	0.71%	0.68%	0.74%
Expense offset arrangement	—%[5]	—%	—%	(0.01)%	(0.03)%	(0.01)%
Ratio of expenses to average net assets after reductions	0.69%[5]	0.68%	0.69%	0.70%	0.65%	0.73%
Ratio of net investment income to average net assets	0.13%[5]	0.65%	0.22%	0.66%	1.15%	0.91%
Portfolio turnover rate	37%[4]	86%	77%	135%	124%	130%

_____________

*	Effective February 24, 2017 Class N shares were converted into Class I shares.
[1]	Calculated using average shares outstanding for the period.
[2]	Less than $0.01.
[3]	Assumes reinvestment of distributions.
[4]	Not annualized.
[5]	Annualized.

The accompanying notes are an integral part of these financial statements.

financial statements april 30, 2022	13

BBH PARTNER FUND – INTERNATIONAL EQUITY

NOTES TO FINANCIAL STATEMENTS

April 30, 2022 (unaudited)

1.Organization. The Fund is a separate, diversified series of BBH Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was originally organized under the laws of the State of Maryland on July 16, 1990 as BBH Fund, Inc. and re-organized as a Delaware statutory trust on June 12, 2007. The Fund commenced operations on June 6, 1997 and currently offers one class, Class I. The investment objective of the Fund is long-term maximization of total return, primarily through capital appreciation. As of April 30, 2022, there were eight series of the Trust.

2.Significant Accounting Policies. The Fund’s financial statements are prepared in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services – Investment Companies. The following summarizes significant accounting policies of the Fund:

A.Valuation of Investments. (1) The value of investments listed on a securities exchange is based on the last sale price on that exchange prior to the time when assets are valued, or in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchange; (2) securities not traded on an exchange are valued at the average of the quoted bid and asked prices in the over-the-counter market; (3) securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board of Trustees (the “Board”); (4) for securities traded on international exchanges, if events which may affect the value of the Fund’s securities occur after the close of the primary exchange on which such securities trade and before the Fund’s net asset value is next determined, then those securities will be fair valued as determined in good faith under supervision of the Board. The Fund currently uses a systematic fair value model provided by an independent third party to adjust the observed values of international securities on a daily basis; (5) short-term investments, which mature in 60 days or less are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original maturity when acquired by the Fund was more than 60 days, unless the use of amortized cost is determined not to represent “fair value” by the Board.

B.Accounting for Investments and Income. Investment transactions are accounted for on the trade date. Realized gains and losses on investment transactions are determined based on the identified cost method. Dividend income and other distributions received from portfolio securities are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of securities received at ex-date. Distributions received on securities that represent a return of capital are recorded as a reduction of cost of investments. Distributions received on securities that represent a capital gain are recorded as a realized gain. Interest income is accrued daily. Investment income is recorded net of any foreign taxes withheld where recovery of such tax is uncertain.

14

BBH PARTNER FUND – INTERNATIONAL EQUITY

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2022 (unaudited)

C.Fund Expenses. Most expenses of the Trust can be directly attributed to a specific fund. Expenses which cannot be directly attributed to a fund are generally apportioned among each fund in the Trust on a net assets basis. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

D.Forward Foreign Currency Exchange Contracts. The Fund may enter into forward foreign currency exchange contracts (“Contracts”) in connection with planned purchases or sales of securities to economically hedge the U.S. dollar value of securities denominated in a particular currency, or to increase or shift its exposure to a currency other than U.S. dollars. The Fund has no specific limitation on the percentage of assets which may be committed to these types of Contracts. The Fund could be exposed to risks if the counterparties to the Contracts are unable to meet the terms of their Contracts or if the value of the foreign currency changes unfavorably. The U.S. dollar values of foreign currency underlying all contractual commitments held by the Fund are determined using forward foreign currency exchange rates supplied by a quotation service. During the six months ended April 30, 2022, the Fund had no open contracts.

E.Foreign Currency Translations. The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange of such currency against the U.S. dollar to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Upon the purchase or sale of a security denominated in foreign currency, the Fund may enter into forward foreign currency exchange contracts for the purchase or sale, for a fixed amount of U.S. dollars, of the amount of foreign currency involved in the underlying security transaction. Reported net realized gains and losses arise from the sales of portfolio securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. The effect of changes in foreign exchange rates on foreign denominated securities is reflected in the net realized and unrealized gain or loss on investments in securities and foreign exchange transactions and translations and net change in unrealized appreciation or depreciation on investments in securities and foreign currency translations within the Statement of Operations. Net unrealized appreciation or depreciation on foreign currency translations arise from changes in the value of the assets and liabilities, excluding investments in securities, at period end, resulting from changes in the exchange rate.

F.Federal Income Taxes. The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

financial statements april 30, 2022	15

BBH PARTNER FUND – INTERNATIONAL EQUITY

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2022 (unaudited)

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on net realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities and as an expense in the Statement of Operations.

It is the Trust’s policy to comply with the requirements of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required. The Fund files a tax return annually using tax accounting methods required under provisions of the Code, which may differ from GAAP, which is the basis on which these financial statements are prepared. Accordingly, the amount of net investment income and net realized gain reported in these financial statements may differ from that reported on the Fund’s tax return, due to certain book-to-tax timing differences such as losses deferred due to “wash sale” transactions and utilization of capital loss carryforwards. These differences may result in temporary over-distributions for financial statement purposes and are classified as distributions in excess of accumulated net realized gains or net investment income. These distributions do not constitute a return of capital. Permanent differences are reclassified between paid-in capital and retained earnings/(accumulated deficit) within the Statement of Assets and Liabilities based upon their tax classification. As such, the character of distributions to shareholders reported in the Financial Highlights table may differ from that reported to shareholders on Form 1099-DIV.

The Fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (“ASC 740”). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The Fund did not have any unrecognized tax benefits as of October 31, 2021, nor were there any increases or decreases in unrecognized tax benefits for the year then ended. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as an income tax expense in the Statement of Operations. During the six months ended April 30, 2022, the Fund did not incur any such interest or penalties. The Fund is subject to examination by U.S. federal and state tax authorities for returns filed for the prior three years. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

G.Dividends and Distributions to Shareholders. Dividends and distributions from net investment income to shareholders, if any, are paid annually and are recorded on the ex-dividend date. Distributions from net capital gains, if any, are generally declared and paid annually and are recorded on the ex-dividend date. The Fund declared dividends and distributions in the amount of $306,843,011 to Class I shares during the six months ended April 30, 2022. In addition, the Fund designated a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

16

BBH PARTNER FUND – INTERNATIONAL EQUITY

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2022 (unaudited)

The tax character of distributions paid during the years ended October 31, 2021 and 2020, respectively, were as follows:

Distributions paid from:
	Ordinary income	Net long-term capital gain	Total taxable distributions	Tax return of capital	Total distributions paid
2021:	$37,710,191	$26,881,831	$64,592,022	$—	$64,592,022
2020:	9,900,534	20,618,645	30,519,179	—	30,519,179

As of October 31, 2021 and 2020, respectively, the components of retained earnings/(accumulated deficit) were as follows:

Components of retained earnings/(accumulated deficit):
	Undistributed ordinary income	Undistributed long-term capital gain	Accumulated capital and other losses	Other book/tax temporary differences	Unrealized appreciation/ (depreciation)	Total retained earnings/ (accumulated deficit)
2021:	$114,801,126	$192,022,872	$—	$(12,751,458)	$481,895,073	$775,967,613
2020:	37,703,687	26,880,257	—	(22,135,724)	354,019,555	396,467,775

The Fund did not have a net capital loss carryforward at April 30, 2022.

The Fund is permitted to carryforward capital losses for an unlimited period and they will retain their character as either short-term or long-term capital losses rather than being considered all short-term capital losses.

Total distributions paid may differ from amounts reported in the Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid.

The differences between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

To the extent future capital gains are offset by capital loss carryforwards, if any, such gains will not be distributed.

H.Use of Estimates. The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the reporting period. Actual results could differ from these estimates.

financial statements april 30, 2022	17

BBH PARTNER FUND – INTERNATIONAL EQUITY

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2022 (unaudited)

3. Fees and Other Transactions with Affiliates

A.Investment Advisory and Administrative Fees. Under a combined Investment Advisory and Administrative Services Agreement (“Agreement”) with the Trust, Brown Brothers Harriman & Co. (“BBH”) through a separately identifiable department (“SID” or “Investment Adviser”) provides investment advisory, portfolio management and administrative services to the Fund. BBH employs a “manager-of-managers” investment approach, whereby it allocates the Fund’s assets to the Fund’s sub-adviser, currently Select Equity Group, L.P. (“Select Equity Group” or the “Sub-adviser”). The Sub-adviser is responsible for investing the assets of the Fund and the Investment Adviser oversees the Sub-adviser and evaluates its performance results. The Fund’s investment advisory and administrative services fee is calculated daily and paid monthly at an annual rate equivalent to 0.65% per annum on the first $3 billion of average daily net assets and 0.60% per annum on all average daily net assets over $3 billion. The Investment Adviser pays its Sub-adviser a percentage from its investment advisory and administrative fees. For the six months ended April 30, 2022, the Fund incurred $7,893,607 for services under the Agreement.

B.Custody and Fund Accounting Fees. BBH acts as a custodian and fund accountant and receives custody and fund accounting fees from the Fund calculated daily and incurred monthly. BBH holds all of the Fund’s cash and investments and calculates the Fund’s daily net asset value. The custody fee is an asset and transaction-based fee. The fund accounting fee is an asset-based fee calculated at 0.004% of the Fund’s net asset value. For the six months ended April 30, 2022, the Fund incurred $293,045 in custody and fund accounting fees. As per agreement with the Fund’s custodian, the Fund receives interest income on cash balances held by the custodian at the BBH Base Rate. The BBH Base Rate is defined as BBH’s effective trading rate in local money markets on each day. The total interest earned by the Fund for the six months ended April 30, 2022 was $18,095. This amount is included in “Interest income” in the Statement of Operations. In the event that the Fund is overdrawn, under the custody agreement with BBH, BBH will make overnight loans to the Fund to cover overdrafts. Pursuant to their agreement, the Fund will pay the Federal Funds overnight investment rate on the day of the overdraft. The total interest incurred by the Fund for the six months ended April 30, 2022, was $2. This amount is included under line item “Custody and fund accounting fees” in the Statement of Operations.

C.Board of Trustees’ Fees. Each Trustee who is not an “interested person” as defined under the 1940 Act receives an annual fee as well as reimbursement for reasonable out-of-pocket expenses from the Fund. For the six months ended April 30, 2022, the Fund incurred $35,782 in independent Trustee compensation and expense reimbursements.

D.Officers of the Trust. Officers of the Trust are also employees of BBH. Officers are paid no fees by the Trust for their services to the Trust.

18

BBH PARTNER FUND – INTERNATIONAL EQUITY

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2022 (unaudited)

4.Investment Transactions. For the six months ended April 30, 2022, the cost of purchases and the proceeds of sales of investment securities, other than short-term investments, were $1,119,399,768 and $872,910,345, respectively.

5.Shares of Beneficial Interest. The Trust is permitted to issue an unlimited number of Class I shares of beneficial interest, at no par value. Transactions in Class I shares were as follows:

	For the six months ended April 30, 2022 (unaudited)		For the year ended October 31, 2021
Class I
Shares sold	36,426,701	$607,125,355	22,233,203	$459,117,145
Shares issued in connection with reinvestments of dividends	642,233	11,341,834	101,682	2,021,437
Shares redeemed	(5,523,231)	(93,408,275)	(7,930,765)	(165,132,495)
Net increase	31,545,703	$525,058,914	14,404,120	$296,006,087

6. Principal Risk Factors and Indemnifications.

A.Principal Risk Factors. Investing in the Fund may involve certain risks, as discussed in the Fund’s prospectus, including, but not limited to, those described below:

A shareholder may lose money by investing in the Fund (investment risk). The Fund is actively managed and the decisions by the Sub- Adviser may cause the Fund to incur losses or miss profit opportunities (management risk). Price movements may occur due to factors affecting individual companies, such as the issuance of an unfavorable earnings report, or other events affecting particular industries or the equity market as a whole (equity securities risk). The value of securities held by the Fund may fall due to changing economic, political, regulatory or market conditions, or due to a company’s or issuer’s individual situation. Natural disasters, the spread of infectious illness and other public health emergencies, recession, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse effects on world economies and markets generally (market risk). The Fund may, from time to time, invest in a limited number of issuers. As a result, the appreciation or depreciation of any one security held by the Fund will have a greater impact on the Fund’s net asset value than it would if the Fund invested in a larger number of securities. Although that strategy has the potential to generate attractive returns over time, it also increases the Fund’s volatility and may lead to greater losses (concentrated portfolio holdings risk). There are certain risks associated with investing in foreign securities not present in domestic investments, including, but not limited to, recovery of tax withheld by foreign jurisdictions (foreign investment risk), capital controls imposed by foreign governments in response to economic or political events that may impact the ability of the Fund to buy, sell or otherwise transfer securities or currency (capital controls risk), and risks from investing in securities of issuers based in developing countries (emerging markets risk). Non-U.S. currencies invested in by the Fund may depreciate against the U.S. dollar (currency exchange rate risk). The Fund’s

financial statements april 30, 2022	19

BBH PARTNER FUND – INTERNATIONAL EQUITY

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2022 (unaudited)

shareholders may be adversely impacted by asset allocation decisions made by an investment adviser whose discretionary clients make up a large percentage of the Fund’s shareholders (shareholder concentration risk). The derivatives held by the Fund including forwards and futures, may be riskier than other types of investments and may increase the volatility of the Fund (derivatives risk). Derivatives may be sensitive to changes in economic and market conditions and may create leverage, which could result in losses that significantly exceed the Fund’s original investment. Derivatives expose the Fund to counter-party risk, which is the risk that the derivative counterparty will not fulfill its contractual obligations (and includes credit risk associated with the counterparty). Because the Fund invests in large cap company securities, it may underperform other funds during periods when the Fund’s large cap securities are out of favor (large cap company risk). The extent of the Fund’s exposure to these risks in respect to these financial assets is included in their value as recorded in the Fund’s Statement of Assets and Liabilities.

Please refer to the Fund’s prospectus for a complete description of the principal risks of investing in the Fund.

B.Indemnifications. Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund, and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

7.Subsequent Events. BBH, the custodian and fund accountant for the Fund, has entered into an agreement with State Street Corporation (“State Street”) under which State Street will acquire BBH’s Investor Services business; which includes those services provided to the Fund. The transaction is expected to be completed in the third quarter of 2022, subject to customary closing conditions and regulatory approvals. Investment advisory, portfolio management and administrative services provided to BBH Trust by BBH through its SID are not impacted by the agreement with State Street.

Management has evaluated events and transactions that have occurred since April 30, 2022 through the date the financial statements were issued and determined that there were no other subsequent events that would require recognition or additional disclosure in the financial statements.

20

BBH PARTNER FUND – INTERNATIONAL EQUITY

DISCLOSURE OF FUND EXPENSES

April 30, 2022 (unaudited)

EXAMPLE

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested distributions, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (November 1, 2021 to April 30, 2022).

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% Hypothetical Example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

financial statements april 30, 2022	21

BBH PARTNER FUND – INTERNATIONAL EQUITY

DISCLOSURE OF FUND EXPENSES (continued)

April 30, 2022 (unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2021	Ending Account Value April 30, 2022	Expenses Paid During Period November 1, 2021 to April 30, 2022[1]
Class I
Actual	$1,000	$786	$3.06
Hypothetical[2]	$1,000	$1,021	$3.46

____________

[1]	Expenses are equal to the Fund’s annualized expense ratio of 0.69% for I shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
[2]	Assumes a return of 5% before expenses. For the purposes of the calculation, the applicable annualized expenses ratio for each class of shares is subtracted from the assumed return before expenses.

22

BBH PARTNER FUND – INTERNATIONAL EQUITY

DISCLOSURE OF ADVISOR SELECTION

April 30, 2022 (unaudited)

Investment Advisory and Administrative Services and Sub-Advisory Agreements Approval

The 1940 Act requires that a fund’s investment advisory agreements must be approved both by a fund’s board of trustees and by a majority of the trustees who are not parties to the investment advisory agreements or “interested persons” of any party (“Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. However, due to the ongoing COVID-19 pandemic the U.S. Securities and Exchange Commission provided exemptive relief from the in-person provisions of Section 15 of the 1940 Act related to the approval certain agreements on March 25, 2020 (“Exemptive Relief”).

The Board, a majority of which is comprised of Independent Trustees, held meetings on November 18, 2021 and December 14, 2021, in reliance on the Exemptive Relief, to consider whether to renew the combined Amended and Restated Investment Advisory and Administrative Services Agreement (the “Advisory Agreement”) between the Trust and the Investment Adviser with respect to the existing funds in the Trust, including the Fund. At these meetings the Board also considered the renewal of the sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Advisory Agreement, the “Agreements”) between the Investment Adviser and Select Equity Group, L.P. (“Select Equity Group” or the “Sub-Adviser”). At the December 14, 2021 meeting, the Board voted to approve the renewal of the Agreements with respect to the Fund for an additional one-year term. In doing so, the Board determined that the terms of the Agreements were fair and reasonable in the best interest of the Fund and its shareholders, and that it had received sufficient information to make an informed business decision with respect to the continuation of the Agreements.

Both in the meetings specifically held to address the continuance of the Agreements and at other meetings over the course of the year, the Board requested, received and assessed a variety of materials provided by the Investment Adviser, Sub-Adviser and BBH, including, among other things, information about the nature, extent and quality of the services provided to the Fund by the Investment Adviser, the Sub-Adviser and BBH, including investment management and administrative, the oversight of Fund service providers, marketing, risk oversight, compliance, and the ability to meet applicable legal and regulatory requirements. The Board also received comparative performance and fee and expense information for the Fund prepared by Broadridge Financial Solutions, Inc. (“Broadridge”) using data from Lipper Inc., an independent provider of investment company data (“Lipper Report”). The Board reviewed this report with Broadridge, Fund Counsel and BBH. The Board received from, and discussed with, counsel to the Trust (“Fund Counsel”) a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements under the 1940 Act, as well as the guidance provided in Gartenburg v. Merrill Lynch Asset Management, Inc., which was affirmed in Jones v. Harris Associates, L.P. In addition, the Board met in executive session outside the presence of Fund management.

In approving the continuation of the Agreements, the Board considered: (a) the nature, extent and quality of services provided by the Investment Adviser and Sub-Adviser; (b) the investment performance of the Fund; (c) the advisory fee and the cost of the services and profits to be realized by the Investment Adviser from its relationship with the Fund; (d) the Fund’s costs to investors compared to the costs of comparative funds and performance compared to the relevant performance of comparative funds; (e) the sharing of potential economies of scale; (f) fall-out benefits to the Investment Adviser as a result of its relationship with the Fund;

financial statements april 30, 2022	23

BBH PARTNER FUND – INTERNATIONAL EQUITY

DISCLOSURE OF ADVISOR SELECTION (continued)

April 30, 2022 (unaudited)

and (g) other factors deemed relevant by the Board. The following is a summary of the factors the Board considered in making its determination to approve the continuance of the Agreements. No single factor reviewed by the Board was identified as the principal factor in determining whether to approve the Advisory Agreement, and individual Trustees may have given different weight to various factors. The Board reviewed these factors with Fund Counsel. The Board concluded that the fees paid by the Fund to the Investment Adviser and Select Equity Group were reasonable based on the comparative performance, expense information, the cost of the services provided, and the profits realized by the Investment Adviser.

Nature, Extent and Quality of Services

The Board noted that, under the Advisory Agreement and with respect to the Fund, the Investment Adviser, subject to the supervision of the Board, is responsible for providing administrative services and overseeing the investment advisory services provided to the Fund under the same fee structure. Pursuant to the Sub-Advisory Agreement, the Sub-Adviser, subject to the supervision of the Investment Adviser and the Board is responsible for providing a continuous investment program and making purchases and sales of portfolio securities consistent with the Fund’s investment objective and policies.

The Board received and considered information during the December 14, 2021 meeting, and over the course of the previous year, regarding the nature, extent and quality of services provided to the Fund by the Investment Adviser including: the supervision of the Sub-Adviser, supervision of operations and compliance and regulatory filings, disclosures to Fund shareholders, general oversight of service providers, organizing Board meetings and preparing the materials for such Board meetings, assisting the Board (including the Independent Trustees in their capacity as Trustees), legal and Chief Compliance Officer services for the Trust, and other services necessary for the operation of the Fund. The Board considered the resources of the Investment Adviser and BBH, as a whole, dedicated to the Fund noting that, pursuant to separate agreements, BBH also provides custody and fund accounting services to the Fund. The Board considered the depth and range of services provided pursuant to the Agreement, noting that the Investment Adviser also coordinates the provision of services to the Fund by affiliated and nonaffiliated service providers.

The Board considered the scope and quality of services provided by the Investment Adviser under the Advisory Agreement. The Board also considered the policies and practices followed by BBH and the Investment Adviser. The Board noted that during the course of its regular meetings it received reports on each of the foregoing topics. The Board concluded that, overall, they were satisfied with the nature, extent and quality of the investment advisory and administrative services provided, and expected to be provided, to the Fund pursuant to the Agreements.

The Board received and considered information, during the meeting held on December 14, 2021, and over the course of the year, regarding the nature, extent and quality of services provided to the Fund by the Sub-Adviser, particularly portfolio management in light of the narrower scope of services performed by the Sub-Adviser. The Board also considered brokerage policies and practices and the standards applied in seeking best execution. The Board reviewed the qualifications of the key investment personnel primarily responsible for the day-to-day portfolio management of the Fund.

24

BBH PARTNER FUND – INTERNATIONAL EQUITY

DISCLOSURE OF ADVISOR SELECTION (continued)

April 30, 2022 (unaudited)

Fund Performance

At the November 18, 2021 and December 14, 2021 meetings, and throughout the year, the Board received and considered performance information for the Fund provided by BBH. The Board considered the Fund’s performance relative to a peer category of other mutual funds in a report compiled by Broadridge. As part of this review, the Trustees considered the composition of the peer category, selection criteria and reputation of Broadridge who prepared the peer category analysis. The Board reviewed and discussed, with both BBH and Broadridge, the report’s findings and discussed the positioning of the Fund relative to the selected peer category. The Board considered short-term and long-term investment performance for the Fund over various periods of time as compared to a selection of peer funds, noting the Fund’s below average performance in the 1- and 2- year periods, average performance in the 3-, 5- and 10-year periods and above average performance in the 4-year period, each ended September 30, 2021. They further noted the Fund’s historical track record of positive absolute returns was consistent with the investment approach communicated to investors. In evaluating the performance of the Fund, the Board considered the risk expectations for the Fund as well as the level of Fund performance in the context of Fund expenses and the Investment Adviser’s profitability.

Costs of Services Provided and Profitability

The Board considered the fee rates paid by the Fund to the Investment Adviser and BBH in light of the nature, extent and quality of the services provided to the Fund. The Board considered the depth and range of services provided pursuant to the Advisory Agreement, noting that the Investment Adviser also coordinates the provision of services to the Fund by affiliated and nonaffiliated service providers. The Board received and considered information comparing the Fund’s combined investment advisory and administration fee and the Fund’s net operating expenses with those of other comparable mutual funds, such peer group and comparisons having been selected and calculated by Broadridge, noting that the Fund compared favorably to the selected peer-set. The Board recognized that it is difficult to make comparisons of the fee rate, or of combined advisory and administration fees, because there are variations in the services that are included in the fees paid by other funds. The Board concluded that the advisory and administration fee appeared to be both reasonable in light of the services rendered and the result of arm’s length negotiations.

The Board also considered the fees paid to the Sub-Adviser for their services to the Fund. The compensation paid to the Sub-Adviser is paid by the Investment Adviser, not the Fund directly, and, accordingly, the retention of the Sub-Adviser does not increase the fees or expenses otherwise incurred by the Fund’s shareholders.

With regard to profitability, the Trustees considered the compensation flowing to the Adviser and BBH, directly or indirectly, and to the Sub-Adviser. The Board reviewed annualized profitability data for the Fund using data for 2021 and prior years as of September 30, for both the Investment Adviser and BBH. The data also included the effect of revenue generated by the custody and fund accounting and administration fees paid by the Fund to BBH. The Board conducted a detailed review of the allocation methods used in preparing the profitability data. The Board also reviewed the Sub-Adviser’s profitability data for the Fund. The Board also considered the effect of fall-out benefits on the expenses of the Investment Adviser and BBH such as the increased visibility of BBH’s investment management business due to the distribution of the Funds. The

financial statements april 30, 2022	25

BBH PARTNER FUND – INTERNATIONAL EQUITY

DISCLOSURE OF ADVISOR SELECTION (continued)

April 30, 2022 (unaudited)

Board focused on profitability of the Investment Adviser’s and BBH’s relationships with the Fund before taxes and distribution expenses. The Board concluded that neither the Investment Adviser and BBH’s nor the Sub-Adviser’s profitability was excessive in light of the nature, extent and quality of services provided to the Fund. The Board considered other benefits received by BBH, the Investment Adviser, and the Sub-Adviser, as applicable, as a result of their relationships with the Fund. These other benefits include proprietary research received from brokers that execute the Fund’s purchases and sales of securities and fees received for being the Fund’s administrator, custodian and fund accounting agent. In light of the costs of providing services pursuant to the Advisory Agreement as well as the Investment Adviser and BBH’s commitment to the Fund, the ancillary benefits that the Investment Adviser and BBH received were considered reasonable.

Economies of Scale

The Board also considered the existence of economies of scale and whether those economies are passed along to the Fund’s shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by the Investment Adviser and BBH. The Board considered the fee schedule for the Fund, noting the existence of a graduated investment advisory fee. Based on information it had been provided over many years, the Board observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there appeared to be no uniformity or pattern in the fees and asset levels at which breakpoints apply. In light of the Fund’s current size and expense structure, the Board concluded that the current breakpoints for the Fund were reasonable. The Board concluded that the fees paid by the Fund to the Investment Adviser, and from the Investment Adviser to the Sub-Adviser, were reasonable based on the comparative performance, expense information, the cost of the services provided and the profits to be realized by the Investment Adviser.

26

BBH PARTNER FUND – INTERNATIONAL EQUITY

CONFLICTS OF INTEREST

APRIL 30, 2022 (unaudited)

Description of Potential Material Conflicts of Interest - Investment Adviser and Sub-Adviser

BBH, including the Investment Adviser, and the Sub-Adviser provide discretionary and non-discretionary investment management services and products to corporations, institutions and individual investors throughout the world. As a result, in the ordinary course of its businesses, BBH, including the Investment Adviser, and the Sub-Adviser may engage in activities in which its interests or the interests of its clients may conflict with or be adverse to the interests of the Fund. In addition, certain of such clients (including the Fund) utilize the services of BBH for which they will pay to BBH customary fees and expenses that will not be shared with the Fund.

The Investment Adviser and the Sub-Adviser have adopted and implemented policies and procedures that seek to manage conflicts of interest. Pursuant to such policies and procedures, the Investment Adviser and the Sub-Adviser monitor a variety of areas, including compliance with fund investment guidelines and compliance with their respective Codes of Ethics.

The Trust also manages these conflicts of interest. For example, the Trust has designated a Chief Compliance Officer (“CCO”) and has adopted and implemented policies and procedures designed to manage the conflicts identified below and other conflicts that may arise in the course of the Fund’s operations in such a way as to safeguard the Fund from being negatively affected as a result of any such potential conflicts. From time to time, the Trustees receive reports from the Investment Adviser, the Sub-Adviser and the Trust’s CCO on areas of potential conflict.

Investors should carefully review the following, which describes potential and actual conflicts of interest that BBH, the Investment Adviser and Sub-Adviser can face in the operation of their respective investment management services. This section is not, and is not intended to be, a complete enumeration or explanation of all of the potential conflicts of interest that may arise. The Investment Adviser, the Sub-Adviser and the Fund have adopted policies and procedures reasonably designed to appropriately prevent, limit or mitigate the conflicts of interest described below. Additional information about potential conflicts of interest regarding the Investment Adviser is set forth in the Investment Adviser’s Form ADV. A copy of Part 1 and Part 2A of the Investment Adviser’s Form ADV is available on the SEC’s website (www.adviserinfo.sec.gov). In addition, many of the activities that create these conflicts of interest are limited and/or prohibited by law, unless an exception is available.

Other Clients and Allocation of Investment Opportunities. BBH, the Investment Adviser, and the Sub-Adviser manage funds and accounts of clients other than the Fund (“Other Clients”). In general, BBH, the Investment Adviser, and the Sub-Adviser face conflicts of interest when they render investment advisory services to different clients and, from time to time, provide dissimilar investment advice to different clients. Investment decisions will not necessarily be made in parallel among the Fund and Other Clients. Investments made by the Fund do not, and are not intended to, replicate the investments, or the investment methods and strategies, of Other Clients. Accordingly, such Other Clients may produce results that are materially different from those experienced by the Fund. Certain other conflicts of interest may arise in connection with a portfolio manager’s management of the Fund’s investments, on the one hand, and the investments of other funds or accounts for which the portfolio manager is responsible, on the other. For example, it is possible that the

financial statements april 30, 2022	27

BBH PARTNER FUND – INTERNATIONAL EQUITY

CONFLICTS OF INTEREST (continued)

APRIL 30, 2022 (unaudited)

various funds or accounts managed by the Investment Adviser or Sub-Adviser could have different investment strategies that, at times, might conflict with one another to the possible detriment of the Fund. From time to time, the Investment Adviser and Sub-Adviser sponsor funds and other investment pools and accounts which engage in the same or similar businesses as the Fund using the same or similar investment strategies. To the extent that the same investment opportunities might be desirable for more than one account or fund, possible conflicts could arise in determining how to allocate them because the Investment Adviser or Sub-Adviser may have an incentive to allocate investment opportunities to certain accounts or funds. However, BBH, the Investment Adviser and Sub-Adviser have implemented policies and procedures designed to ensure that information relevant to investment decisions is disseminated promptly within its portfolio management teams and investment opportunities are allocated equitably among different clients. The policies and procedures require, among other things, objective allocation for limited investment opportunities, and documentation and review of justifications for any decisions to make investments only for select accounts or in a manner disproportionate to the size of the account. Nevertheless, access to investment opportunities may be allocated differently among accounts due to the particular characteristics of an account, such as size of the account, cash position, tax status, risk tolerance and investment restrictions or for other reasons.

Actual or potential conflicts of interest may also arise when a portfolio manager has management responsibilities to multiple accounts or funds, resulting in unequal commitment of time and attention to the portfolio management of the funds or accounts.

Affiliated Service Providers. Other potential conflicts might include conflicts between the Fund and its affiliated and unaffiliated service providers (e.g., conflicting duties of loyalty). In addition to providing investment management services through the SID, BBH provides administrative, custody, shareholder servicing and fund accounting services to the Fund. BBH may have conflicting duties of loyalty while servicing the Fund and/or opportunities to further its own interest to the detriment of the Fund. For example, in negotiating fee arrangements with affiliated service providers, BBH may have an incentive to agree to higher fees than it would in the case of unaffiliated providers. BBH acting in its capacity as the Fund’s administrator is the primary valuation agent of the Fund. BBH values securities and assets in the Fund according to the Fund’s valuation policies. Because the Investment Adviser’s advisory and administrative fees are calculated by reference to a Fund’s net assets, BBH and its affiliates may have an incentive to seek to overvalue certain assets.

Aggregation. Potential conflicts of interest also arise with the aggregation of trade orders. Purchases and sales of securities for the Fund may be aggregated with orders for other client accounts managed by the Sub-Adviser. The Sub-Adviser, however, is not required to aggregate orders if portfolio management decisions for different accounts are made separately, or if it is determined that aggregating is not practicable, or in cases involving client direction. Prevailing trading activity frequently may make impossible the receipt of the same price or execution on the entire volume of securities purchased or sold. When this occurs, the various prices may be averaged, and the Fund will be charged or credited with the average price. Thus, the

28

BBH PARTNER FUND – INTERNATIONAL EQUITY

CONFLICTS OF INTEREST (continued)

APRIL 30, 2022 (unaudited)

effect of the aggregation may operate on some occasions to the disadvantage of the Fund. In addition, under certain circumstances, the Fund will not be charged the same commission or commission equivalent rates in connection with an aggregated order.

Cross Trades. Under certain circumstances, the Sub-Adviser, on behalf of the Fund, may seek to buy from or sell securities to another fund or account advised by the Sub-Adviser. Subject to applicable law and regulation, the Sub-Adviser may (but is not required to) effect purchases and sales between client accounts that it manages (“cross trades”), including the Fund, if the Sub-Adviser believes such transactions are appropriate based on each party’s investment objectives and guidelines. There may be potential conflicts of interest or regulatory issues relating to these transactions which could limit the Sub-Adviser’s decision to engage in these transactions for the Fund. The Sub-Adviser may have a potentially conflicting division of loyalties and responsibilities to the parties in such transactions.

Soft Dollars. The Sub-Adviser may direct brokerage transactions and/or payment of a portion of client commissions (“soft dollars”) to specific brokers or dealers or other providers to pay for research or other appropriate services which provide, in the Sub-Adviser’s view, appropriate assistance in the investment decision-making process (including with respect to futures, fixed price offerings and over-the-counter transactions). The use of a broker that provides research and securities transaction services may result in a higher commission than that offered by a broker who does not provide such services. The Sub-Adviser will determine in good faith whether the amount of commission is reasonable in relation to the value of research and services provided and whether the services provide lawful and appropriate assistance in its investment decision-making responsibilities.

Research or other services obtained in this manner may be used in servicing any or all of the Fund and other accounts managed by the Sub-Adviser, including in connection with accounts that do not pay commissions to the broker related to the research or other service arrangements. Such products and services may disproportionately benefit other client accounts relative to the Fund based on the amount of brokerage commissions paid by the Fund and such other accounts. To the extent that the Sub-Adviser uses soft dollars, it will not have to pay for those products and services itself.

The Sub-Adviser may receive research that is bundled with the trade execution, clearing, and/or settlement services provided by a particular broker-dealer. To the extent that the Sub-Adviser receives research on this basis, many of the same conflicts related to traditional soft dollars may exist. For example, the research effectively will be paid by client commissions that also will be used to pay for the execution, clearing, and settlement services provided by the broker-dealer and will not be paid by the Sub-Adviser.

Arrangements regarding compensation and delegation of responsibility may create conflicts relating to selection of brokers or dealers to execute Fund portfolio trades and/or specific uses of commissions from Fund portfolio trades, administration of investment advice and valuation of securities.

Investments in BBH Funds. From time to time, BBH will invest a portion of the assets of its discretionary investment advisory clients in the Fund. That investment by BBH on behalf of its discretionary investment advisory clients in the Fund may be significant at times.

financial statements april 30, 2022	29

BBH PARTNER FUND – INTERNATIONAL EQUITY

CONFLICTS OF INTEREST (continued)

APRIL 30, 2022 (unaudited)

Increasing the Fund’s assets may enhance investment flexibility and diversification and may contribute to economies of scale that tend to reduce the Fund’s expense ratio. In selecting the Fund for its discretionary investment advisory clients, BBH may limit its selection to funds managed by BBH or the Investment Adviser. BBH may not consider or canvass the universe of unaffiliated investment companies available, even though there may be unaffiliated investment companies that may be more appropriate or that have superior performance. BBH, the Investment Adviser and their affiliates providing services to the Fund benefit from additional fees when the Fund is included as an investment for a discretionary investment advisory client.

BBH reserves the right to redeem at any time some or all of the shares of the Fund acquired for its discretionary investment advisory clients’ accounts. A large redemption of shares of the Fund by BBH on behalf of its discretionary investment advisory clients could significantly reduce the asset size of the Fund, which might have an adverse effect on the Fund’s investment flexibility, portfolio diversification and expense ratio.

Valuation. When market quotations are not readily available or are believed by BBH to be unreliable, the Fund’s investments will be valued at fair value by BBH pursuant to procedures adopted by the Fund’s Board of Trustees. When determining an asset’s “fair value,” BBH seeks to determine the price that a Fund might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. The price generally may not be determined based on what the Fund might reasonably expect to receive for selling an asset at a later time or if it holds the asset to maturity. While fair value determinations will be based upon all available factors that BBH deems relevant at the time of the determination and may be based on analytical values determined by BBH using proprietary or third-party valuation models, fair value represents only a good faith approximation of the value of a security. The fair value of one or more securities may not, in retrospect, be the price at which those assets could have been sold during the period in which the particular fair values were used in determining the Fund’s net asset value. As a result, the Fund’s sale or redemption of its shares at net asset value, at a time when a holding or holdings are valued by BBH (pursuant to Board-adopted procedures) at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders.

Referral Arrangements. BBH may enter into advisory and/or referral arrangements with third parties. Such arrangements may include compensation paid by BBH to the third party. BBH may pay a solicitation fee for referrals and/or advisory or incentive fees. BBH may benefit from increased amounts of assets under management.

Personal Trading. BBH, including the Investment Adviser, and any of their respective partners, principals, directors, officers, employees, affiliates or agents, face conflicts of interest when transacting in securities for their own accounts because they could benefit by trading in the same securities as the Fund, which could have an adverse effect on the Fund. However, BBH, including the Investment Adviser, has implemented policies and procedures concerning personal trading by BBH Partners and employees. The policies and procedures are intended to prevent BBH Partners and employees with access to Fund material non-public information from trading in the same securities as the Fund.

Gifts and Entertainment. From time to time, employees of BBH, including the Investment Adviser, and any of their respective partners, principals, directors, officers, employees, affiliates or agents, may receive gifts

30

BBH PARTNER FUND – INTERNATIONAL EQUITY

CONFLICTS OF INTEREST (continued)

APRIL 30, 2022 (unaudited)

and/or entertainment from clients, intermediaries, or service providers to the Fund or BBH, including the Investment Adviser, which could have the appearance of affecting or may potentially affect the judgment of the employees, or the manner in which they conduct business. BBH, including the Investment Adviser, has implemented policies and procedures concerning gifts and entertainment to mitigate any impact on the judgment of BBH Partners and employees.

financial statements april 30, 2022	31

BBH PARTNER FUND – INTERNATIONAL EQUITY

OPERATION AND EFFECTIVENESS OF THE FUND’S LIQUIDITY RISK MANAGEMENT PROGRAM

APRIL 30, 2022 (unaudited)

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”) to promote effective liquidity risk management throughout the open-end investment company industry in order to reduce the risk that funds will be unable to meet their redemption obligations and mitigate dilution of the interests of fund shareholders.

The Board of Trustees (the “Board”) of BBH Trust met on March 8, 2022 to review the liquidity risk management program (the “Program”) for the funds of BBH Trust (the “Funds”) pursuant to the Liquidity Rule. The Board has appointed three members of the Brown Brothers Harriman & Co. Mutual Fund Advisory Department, the Investment Adviser to the Funds, as the Program Administrator for each Fund’s Program. The Program Administrator provided the Board with a report (the “Report”) that addressed the operations of the Program and assessed its adequacy and effectiveness of the Program. The Report covered the period from February 1, 2021 through January 31, 2022 (the “Reporting Period”).

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing a Fund’s liquidity risk, including the following points.

Liquidity classification. The Report described the Program’s liquidity classification methodology for categorizing the Funds’ investments into one of four liquidity buckets.

Highly Liquid Investment Minimum. The Report noted that one aspect of the Liquidity Rule is a requirement that funds that are expected to have less than 50% of assets classified as other than “highly liquid” should establish a minimum percentage of highly liquid assets that the fund is expected to hold on an on-going basis. The Program Administrator monitors the percentages of assets in each category on an ongoing basis and, given that no Fund has approached the 50% threshold, has made the determination that it is not necessary to assign a Highly Liquid Investment Minimum as provided for in the Liquidity Rule to any of the Funds.

The Fund’s investment strategy and liquidity of portfolio investments during normal and reasonably foreseeable stressed market conditions. During the Reporting Period, the Program Administrator reviewed whether each Fund’s investment strategy is appropriate for an open-end fund structure with a focus on Funds with more significant and consistent holdings of less liquid and illiquid assets and factored a Fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account.

Short-term and long-term cash flow projections during normal and reasonably foreseeable stressed market conditions. During the Reporting Period, the Program Administrator reviewed historical redemption activity and used this information as a component to establish each Fund’s reasonably anticipated trading size. The Program Administrator also took into consideration other factors such as shareholder ownership concentration, applicable distribution channels and the degree of certainty associated with a Fund’s short-term and long-term cash flow projections.

Holdings of cash and cash equivalents. The Program Administrator considered the degree to which each Fund held cash and cash equivalents as a component of each Fund’s ability to meet redemption requests.

32

BBH PARTNER FUND – INTERNATIONAL EQUITY

OPERATION AND EFFECTIVENESS OF THE FUND’S LIQUIDITY RISK MANAGEMENT PROGRAM (continued)

APRIL 30, 2022 (unaudited)

There were no material changes to the Program during the Reporting Period. The Program Administrator has informed the Board that it believes that the Fund’s Program is adequately designed, has been implemented as intended, and has operated effectively since its implementation. No material exceptions have been noted since the implementation of the Program, and there were no liquidity events that impacted the Fund or its ability to meet redemption requests on a timely basis during the Reporting Period.

financial statements april 30, 2022	33

Administrator

Brown Brothers Harriman & Co.

140 Broadway

New York, NY 10005

Distributor

ALPS Distributors, Inc.

1290 Broadway, Suite 1000

Denver, CO 80203

Shareholder Servicing Agent

Brown Brothers Harriman & Co.

140 Broadway

New York, NY 10005

1-800-575-1265

Investment Adviser Brown Brothers Harriman Mutual Fund Advisory Department 140 Broadway New York, NY 10005

To obtain information or make shareholder inquiries:

By telephone:	Call 1-800-575-1265
By E-mail send your request to:	bbhfunds@bbh.com
On the internet:	www.bbhfunds.com

This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of the Fund.

For more complete information, visit www.bbhfunds.com for a prospectus. You should consider the Fund's investment objectives, risks, charges and expenses carefully before you invest. Information about these and other important subjects is in the Fund’s prospectus, which you should read carefully before investing.

Holdings and allocations are subject to change. Fund holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities. Current and future holdings are subject to risk.

The Fund’s Forms N-MFP are available electronically on the SEC’s website (sec.gov). For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semi-annual report, or annual report on the Fund’s web site at http://www.bbhfunds.com.

A summary of the Fund’s Proxy Voting Policy that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio, as well as a record of how the Fund voted any such proxies during the most recent 12-month period ended June 30, is available, without charge, upon request by calling the toll-free number listed above. This information is also available on the SEC’s website at www.sec.gov.

NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

Semi-Annual Report

APRIL 30, 2022

BBH Limited Duration Fund

BBH LIMITED DURATION FUND

PORTFOLIO ALLOCATION

April 30, 2022 (unaudited)

BREAKDOWN BY SECURITY TYPE

	U.S. $ Value	Percent of Net Assets
Asset Backed Securities	$2,838,142,539	27.9%
Commercial Mortgage Backed Securities	471,298,698	4.6
Corporate Bonds	4,939,916,712	48.6
Loan Participations and Assignments	1,290,900,173	12.7
Municipal Bonds	171,024,532	1.7
Residential Mortgage Backed Securities	109,636,017	1.1
U.S. Government Agency Obligations	177,338,724	1.7
U.S. Treasury Bills	192,083,470	1.9
Liabilities in Excess of Other Assets	(15,509,899)	(0.2)
NET ASSETS	$10,174,830,966	100.0%

All data as of April 30, 2022. The BBH Limited Duration Fund’s (the “Fund”) breakdown by security type is expressed as a percentage of net assets and may vary over time.

The accompanying notes are an integral part of these financial statements.

2

BBH LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS

April 30, 2022 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	ASSET BACKED SECURITIES (27.9%)
$10,000,000	AGL Core CLO 2, Ltd. 2019-2A (3-Month USD-LIBOR + 1.390%)[1,2]	04/20/32	2.453%	$9,935,467
14,341,940	AIM Aviation Finance, Ltd. 2015-1A1	02/15/40	6.213	11,999,801
14,068,969	AmeriCredit Automobile Receivables Trust 2021-2	11/18/24	0.260	14,010,259
33,782,369	AmeriCredit Automobile Receivables Trust 2021-3	02/18/25	0.410	33,505,319
3,739,078	Amur Equipment Finance Receivables VII LLC 2019-1A1	06/20/24	2.630	3,744,440
14,240,000	Amur Equipment Finance Receivables X LLC 2022-1A1	10/20/27	1.640	13,778,586
14,300,000	ARI Fleet Lease Trust 2022-A1	01/15/31	3.120	14,264,250
48,700,000	Audax Senior Debt CLO III LLC 2020-1A (3-Month USD-LIBOR + 1.610%)[1,2]	01/20/30	2.673	48,521,130
8,792,281	Bankers Healthcare Group Securitization Trust 2020-A1	09/17/31	2.560	8,725,250
39,888,450	BHG Securitization Trust 2022-A1	02/20/35	1.710	38,965,121
12,410,000	BlackRock Elbert CLO V, Ltd. 5A (3-Month CME Term SOFR + 1.850%)[1,2,3]	06/15/34	2.962	12,410,000
31,700,000	BMW Vehicle Lease Trust 2022-1	05/28/24	0.670	31,424,210
11,828,979	Business Jet Securities LLC 2020-1A1	11/15/35	2.981	11,285,218
44,170,000	California Street CLO IX LP 2012-9A (3-Month USD-LIBOR + 1.100%)[1,2]	07/16/32	2.144	43,889,730
29,280,000	Carlyle US CLO, Ltd. 2019-2A (3-Month USD-LIBOR + 1.120%)[1,2]	07/15/32	2.164	29,061,621
23,500,000	CarMax Auto Owner Trust 2022-1	02/18/25	0.910	23,234,018
20,599,481	CARS-DB4 LP 2020-1A1	02/15/50	3.190	19,884,677
23,454,429	CF Hippolyta LLC 2020-1[1]	07/15/60	1.690	21,755,756
5,531,408	Chesapeake Funding II LLC 2019-1A1	04/15/31	2.940	5,535,401
16,617,280	Chesapeake Funding II LLC 2020-1A1	08/15/32	0.870	16,495,743
25,000,000	Churchill MMSLF CLO-I LP 2021-2A (3-Month USD-LIBOR + 1.450%)[1,2,3]	10/01/32	1.535	24,728,000
1,672,952	CIG Auto Receivables Trust 2020-1A1	10/12/23	0.680	1,671,868
22,673,650	CIG Auto Receivables Trust 2021-1A1	04/14/25	0.690	22,347,025
8,361,377	Credit Acceptance Auto Loan Trust 2019-3A1	11/15/28	2.380	8,371,042
57,480,000	Credit Acceptance Auto Loan Trust 2020-3A1	10/15/29	1.240	56,254,837
12,445,000	Deerpath Capital CLO, Ltd. 2022-1A (3-Month CME Term SOFR + 1.950%)[1,2,3]	07/15/33	3.062	12,445,000
14,798,703	Dell Equipment Finance Trust 2019-2[1]	10/22/24	1.910	14,811,743
36,940,000	Dell Equipment Finance Trust 2022-1[1]	08/23/27	2.110	36,630,188
24,676,665	Donlen Fleet Lease Funding 2 LLC 2021-2[1]	12/11/34	0.560	24,137,897
28,359,472	Drive Auto Receivables Trust 2021-3	01/15/25	0.520	28,161,889
17,180,000	Dryden 93 CLO, Ltd. 2021-93A (3-Month USD-LIBOR + 1.080%)[1,2]	01/15/34	2.124	17,127,415
4,852,608	ECAF I, Ltd. 2015-1A1	06/15/40	3.473	4,028,538

The accompanying notes are an integral part of these financial statements.

financial statements april 30, 2022	3

BBH LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2022 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	ASSET BACKED SECURITIES (continued)
$17,170,000	Elm Trust 2020-3A1	08/20/29	2.954%	$16,619,720
377,350	Enterprise Fleet Financing LLC 2019-1[1]	10/20/24	2.980	377,721
8,847,637	Enterprise Fleet Financing LLC 2019-2[1]	02/20/25	2.290	8,852,022
15,500,000	Enterprise Fleet Financing LLC 2022-1[1]	01/20/28	3.030	15,347,534
58,580,000	Exeter Automobile Receivables Trust 2022-1A	06/17/24	1.150	58,363,395
28,100,000	Exeter Automobile Receivables Trust 2022-2 2022-2A	11/17/25	2.190	28,077,438
8,944,495	FCI Funding LLC 2021-1A1	04/15/33	1.130	8,855,531
36,649,794	Finance of America HECM Buyout 2022-HB1[1,2,4]	02/25/32	2.695	35,711,967
50,300,000	Flexential Issuer 2021-1A1	11/27/51	3.250	47,237,092
17,139,696	FNA LLC 2019-1[3]	12/10/31	3.000	17,076,279
6,147,268	Foursight Capital Automobile Receivables Trust 2021-2[1]	04/15/25	0.400	6,090,425
15,000,000	Foursight Capital Automobile Receivables Trust 2022-1[1]	09/15/25	1.150	14,753,179
4,919,284	FREED ABS Trust 2021-3FP1	11/20/28	0.620	4,898,221
12,235,809	FREED ABS Trust 2022-1FP1	03/19/29	0.940	12,135,426
30,450,000	FREED ABS Trust 2022-2CP1	05/18/29	3.030	30,364,396
23,708,458	Global SC Finance VII Srl 2020-1A1	10/17/40	2.170	22,060,390
24,613,943	Global SC Finance VII Srl 2020-2A1	11/19/40	2.260	22,924,604
34,620,000	GM Financial Consumer Automobile Receivables Trust 2022-1	02/18/25	0.760	34,279,949
50,750,000	Golub Capital Partners ABS Funding, Ltd. 2021-2A1	10/19/29	2.944	47,110,022
25,000,000	HPEFS Equipment Trust 2022-1A1	05/21/29	1.020	24,622,885
21,000,000	HTS Fund I LLC 2021-1[1]	08/25/36	1.411	20,653,393
22,360,000	Hyundai Auto Receivables Trust 2022-A	02/18/25	1.810	22,205,908
31,960,000	Kubota Credit Owner Trust 2022-1 2022-1A1	04/15/25	2.340	31,657,134
18,647,000	LCM XXIV, Ltd. 24A (3-Month USD-LIBOR + 0.980%)[1,2].	03/20/30	2.043	18,530,976
28,190,000	Lendmark Funding Trust 2019-1A1	12/20/27	3.000	28,016,189
21,710,000	Lendmark Funding Trust 2019-2A1	04/20/28	2.780	21,486,042
40,030,000	Madison Park Funding XXV, Ltd. 2017-25A (3-Month USD-LIBOR + 0.970%)[1,2]	04/25/29	2.154	39,777,595
12,620,000	Mariner Finance Issuance Trust 2019-AA1	07/20/32	2.960	12,605,497
16,460,000	Mariner Finance Issuance Trust 2020-AA1	08/21/34	2.190	15,825,133
8,450,000	MCF CLO IX, Ltd. 2019-1A (3-Month CME Term SOFR + 1.500%)[1,2]	07/17/31	2.351	8,378,358
41,880,000	Monroe Capital Income Plus ABS Funding LLC 2022-1A1	04/30/32	4.050	41,061,803
12,410,000	Monroe Capital Mml CLO X, Ltd. 2020-1A (3-Month CME Term SOFR + 1.870%)[1,2]	05/20/34	2.982	12,392,626

The accompanying notes are an integral part of these financial statements.

4

BBH LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2022 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	ASSET BACKED SECURITIES (continued)
$27,120,000	Navistar Financial Dealer Note Master Trust 2020-1 (1-Month USD-LIBOR + 0.950%)[1,2]	07/25/25	1.618%	$27,133,254
47,600,000	Neuberger Berman Loan Advisers CLO 34, Ltd. 2019-34A (3-Month CME Term SOFR + 1.240%)[1,2]	01/20/35	2.091	47,256,290
40,570,000	New Residential Advance Receivables Trust Advance Receivables Backed 2020-T1[1]	08/15/53	1.426	39,559,738
17,140,000	NextGear Floorplan Master Owner Trust 2019-2A1	10/15/24	2.070	17,115,587
30,640,000	NextGear Floorplan Master Owner Trust 2020-1A1	02/15/25	1.550	30,365,380
17,690,000	NextGear Floorplan Master Owner Trust 2022-1A1	03/15/27	2.800	17,194,772
34,930,000	NMEF Funding LLC 2022-A1	10/16/28	2.580	34,280,595
30,000,000	Northwoods Capital XVIII, Ltd. 2019-18A (3-Month USD-LIBOR + 1.100%)[1,2]	05/20/32	1.580	29,713,881
24,700,000	NRZ Advance Receivables Trust 2015-ON1 2020-T2[1]	09/15/53	1.475	23,917,504
6,800,000	NRZ Advance Receivables Trust 2015-ON1 2020-T3[1]	10/15/52	1.317	6,790,832
32,920,000	Octagon Investment Partners 20-R, Ltd. 2019-4A (3-Month USD-LIBOR + 1.150%)[1,2]	05/12/31	1.545	32,667,036
21,250,000	OnDeck Asset Securitization Trust III LLC 2021-1A1	05/17/27	1.590	20,182,389
195,506	OneMain Financial Issuance Trust 2019-1A1	02/14/31	3.480	195,464
13,350,000	OneMain Financial Issuance Trust 2022-S1[1]	05/14/35	4.130	13,386,045
26,430,000	Oportun Funding XIII LLC 2019-A1	08/08/25	3.080	26,416,788
56,210,000	Oportun Issuance Trust 2021-C1	10/08/31	2.180	52,491,208
16,062,392	OSCAR US Funding XIII LLC 2021-2A1	08/12/24	0.390	15,881,895
11,228,177	OSCAR US Funding XII LLC 2021-1A1	03/11/24	0.400	11,132,861
39,680,000	OSCAR US Funding XIV LLC 2022-1A1	03/10/25	1.600	39,089,609
25,930,000	Oxford Finance Funding 2022-1 LLC 2022-1A1	02/15/30	3.602	24,869,818
20,000,000	Palmer Square Loan Funding, Ltd. 2019-3A (3-Month USD-LIBOR + 1.600%)[1,2]	08/20/27	2.080	19,920,000
15,000,000	Palmer Square Loan Funding, Ltd. 2019-4A (3-Month USD-LIBOR + 1.600%)[1,2]	10/24/27	2.784	14,913,495
47,880,000	Palmer Square Loan Funding, Ltd. 2022-1A (3-Month CME Term SOFR + 1.050%)[1,2]	04/15/30	1.284	47,571,145
19,490,000	Parliament CLO II, Ltd. 2021-2A (3-Month USD-LIBOR + 1.350%)[1,2]	08/20/32	1.830	19,434,361
6,994,884	Pawnee Equipment Receivables Series LLC 2019-1[1]	10/15/24	2.290	6,999,139
9,874,382	Pawnee Equipment Receivables Series LLC 2020-1[1]	11/17/25	1.370	9,803,760
27,650,000	PFS Financing Corp. 2019-C1	10/15/24	2.230	27,640,511
23,070,000	PFS Financing Corp. 2020-F1	08/15/24	0.930	23,004,163
47,670,000	PFS Financing Corp. 2022-A1	02/15/27	2.470	46,117,493
18,070,000	Regional Management Issuance Trust 2020-1[1]	10/15/30	2.340	17,274,002

The accompanying notes are an integral part of these financial statements.

financial statements april 30, 2022	5

BBH LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2022 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	ASSET BACKED SECURITIES (continued)
$16,470,000	Republic Finance Issuance Trust 2020-A1	11/20/30	2.470%	$15,973,120
56,030,000	Republic Finance Issuance Trust 2021-A1	12/22/31	2.300	52,588,290
36,157,399	Santander Drive Auto Receivables Trust 2021-4	08/15/24	0.370	36,037,711
61,020,000	Santander Drive Auto Receivables Trust 2022-1	12/16/24	1.360	60,525,964
34,490,000	Santander Revolving Auto Loan Trust 2019-A1	01/26/32	2.510	33,327,152
40,105,000	SCF Equipment Leasing 2022-1 LLC 2022-1A1	02/22/28	2.060	39,415,455
9,956,996	Shenton Aircraft Investment I, Ltd. 2015-1A1	10/15/42	4.750	8,971,277
22,755,000	Southwick Park CLO LLC 2019-4A (3-Month USD-LIBOR + 1.060%)[1,2]	07/20/32	2.123	22,576,435
50,179,032	Stack Infrastructure Issuer LLC 2019-1A1	02/25/44	4.540	50,065,307
19,160,000	Stack Infrastructure Issuer LLC 2020-1A1	08/25/45	1.893	17,725,654
25,258,038	SWC Funding LLC 2018-1A1,3	08/15/33	4.750	24,563,675
50,790,000	Symphony CLO XXI, Ltd. 2019-21A (3-Month USD-LIBOR + 1.060%)[1,2]	07/15/32	2.104	50,228,583
12,760,000	Synchrony Card Funding LLC 2022-A1	04/17/28	3.370	12,754,583
20,677,018	Veros Auto Receivables Trust 2022-1[1]	12/15/25	3.470	20,635,431
35,976,181	VFI ABS 2022-1 LLC 2022-1A1	03/24/28	2.230	35,553,749
41,339,446	Volkswagen Auto Loan Enhanced Trust 2021-1	10/21/24	0.490	40,950,636
17,848,614	Westlake Automobile Receivables Trust 2020-3A1	05/15/24	0.560	17,811,334
17,172,755	Westlake Automobile Receivables Trust 2021-1A1	10/15/24	0.390	17,082,409
32,619,382	Westlake Automobile Receivables Trust 2021-2A1	04/15/25	0.320	32,312,346
39,217,731	Westlake Automobile Receivables Trust 2021-3A1	09/16/24	0.570	38,859,116
34,080,000	Westlake Automobile Receivables Trust 2022-1 2022-1A1	12/16/24	1.970	33,923,897
43,010,000	Wheels Fleet Lease Funding 1 LLC 2022-1A1	10/18/36	2.470	42,451,111
	Total Asset Backed Securities (Cost $2,892,180,345)			2,838,142,539
	COMMERCIAL MORTGAGE BACKED SECURITIES (4.6%)
26,807,000	BB-UBS Trust 2012-TFT[1,2,4]	06/05/30	3.559	25,531,933
20,300,000	BPR Trust 2022-OANA (1-Month CME Term SOFR + 1.898%)[1,2]	04/15/37	2.248	20,261,446
12,304,989	BX Commercial Mortgage Trust 2019-XL (1-Month USD-LIBOR + 0.920%)[1,2]	10/15/36	1.474	12,235,872
54,935,415	BX Commercial Mortgage Trust 2022-LP2 (1-Month CME Term SOFR + 1.013%)[1,2]	02/15/39	1.535	53,747,244
16,051,103	BX Trust 2019-RP (1-Month USD-LIBOR + 1.045%)[1,2]	06/15/34	1.599	15,896,195
39,480,000	BXMT, Ltd. 2020-FL2 (30-Day SOFR + 1.014%)[1,2]	02/15/38	1.282	39,039,960
20,990,000	BXMT, Ltd. 2020-FL3 (30-Day SOFR + 1.514%)[1,2]	11/15/37	1.782	20,990,000

The accompanying notes are an integral part of these financial statements.

6

BBH LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2022 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	COMMERCIAL MORTGAGE BACKED SECURITIES (continued)
$17,250,000	BXMT, Ltd. 2021-FL4 (1-Month USD-LIBOR + 1.050%)[1,2]	05/15/38	1.604%	$17,066,719
31,329,000	CG-CCRE Commercial Mortgage Trust 2014-FL2 (1-Month USD-LIBOR + 2.900%)[1,2]	11/15/31	3.454	27,810,440
9,690,000	Commercial Mortgage Pass Through Certificates 2013-GAM[1,2,4]	02/10/28	3.417	9,279,151
18,443,191	HPLY Trust 2019-HIT (1-Month USD-LIBOR + 1.000%)[1,2]	11/15/36	1.554	18,026,950
18,040,000	MED Trust 2021-MDLN (1-Month USD-LIBOR + 0.950%)[1,2]	11/15/38	1.505	17,734,671
33,690,000	MHC Commercial Mortgage Trust 2021-MHC (1-Month USD-LIBOR + 0.801%)[1,2]	04/15/38	1.355	33,035,626
32,615,000	Morgan Stanley Capital I Trust 2017-CLS (1-Month USD-LIBOR + 0.700%)[1,2]	11/15/34	1.254	32,450,894
16,040,000	MTN Commercial Mortgage Trust 2022-LPFL (1-Month CME Term SOFR + 1.397%)[1,2]	03/15/39	1.906	15,959,696
25,489,870	PFP, Ltd. 2021-7 (1-Month USD-LIBOR + 0.850%)[1,2]	04/14/38	1.404	25,351,690
21,560,000	Ready Capital Mortgage Financing 2022-FL8 LLC (30-Day SOFR + 1.650%)[1,2]	01/25/37	1.938	21,427,652
46,350,000	SPGN 2022-TFLM Mortgage Trust (1-Month CME Term SOFR + 1.550%)[1,2]	02/15/39	2.059	45,509,489
20,035,280	STWD, Ltd. 2019-FL1 (1-Month CME Term SOFR + 1.194%)[1,2]	07/15/38	1.716	19,943,070
	Total Commercial Mortgage Backed Securities (Cost $480,895,169)			471,298,698
	CORPORATE BONDS (48.6%)
	AUTO MANUFACTURERS (0.8%)
45,590,000	Daimler Trucks Finance North America LLC (SOFR + 0.500%)[1,2]	06/14/23	0.776	45,515,427
30,805,000	General Motors Financial Co., Inc.	06/30/22	3.150	30,842,870
7,750,000	General Motors Financial Co., Inc.	07/08/22	3.550	7,778,078
				84,136,375
	BANKS (14.6%)
41,195,000	ASB Bank, Ltd.[1]	06/14/23	3.750	41,581,912
34,375,000	Australia & New Zealand Banking Group, Ltd.	05/19/22	2.625	34,386,756
47,633,000	Australia & New Zealand Banking Group, Ltd.	11/09/22	2.625	47,727,797
78,697,000	Bank of America Corp. (3-Month USD-LIBOR + 0.930%)[2]	07/21/23	2.816	78,686,483
19,530,000	Bank of America Corp. (SOFR + 0.670%)[2]	02/04/25	1.843	18,903,004
51,125,000	Bank of Montreal	01/10/25	1.500	48,493,401

The accompanying notes are an integral part of these financial statements.

financial statements april 30, 2022	7

BBH LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2022 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	CORPORATE BONDS (continued)
	BANKS (continued)
$54,710,000	Bank of New Zealand[1]	02/20/24	3.500%	$54,921,295
58,070,000	Bank of Nova Scotia	03/11/24	2.440	57,121,296
32,500,000	Bank of Nova Scotia (SOFR + 0.380%)[2]	07/31/24	0.660	32,264,665
15,015,000	Bank of Nova Scotia	01/10/25	1.450	14,184,067
26,935,000	BNP Paribas S.A.[1]	05/23/22	2.950	26,959,051
40,560,000	Canadian Imperial Bank of Commerce	09/13/23	3.500	40,849,482
16,860,000	Canadian Imperial Bank of Commerce	10/18/24	1.000	15,842,049
69,806,000	Citigroup, Inc.	10/27/22	2.700	69,985,781
40,893,000	Citigroup, Inc. (3-Month USD-LIBOR + 0.950%)[2]	07/24/23	2.876	40,885,428
33,540,000	Commonwealth Bank of Australia (SOFR + 0.400%)[1,2]	07/07/25	0.682	33,244,311
33,560,000	DNB Bank ASA[1]	12/02/22	2.150	33,548,680
65,000,000	DNB Bank ASA (1-Year CMT Index + 0.330%)[1,2]	09/30/25	0.856	60,953,307
50,978,000	Goldman Sachs Group, Inc. (3-Month USD-LIBOR + 0.990%)[2]	07/24/23	2.905	50,947,253
20,810,000	Goldman Sachs Group, Inc.	12/06/23	1.217	20,210,350
29,665,000	HSBC Holdings, Plc. (SOFR + 0.534%)[2]	08/17/24	0.732	28,550,652
33,350,000	HSBC Holdings, Plc. (SOFR + 1.929%)[2]	06/04/26	2.099	31,143,524
62,235,000	JPMorgan Chase & Co. (SOFR + 0.580%)[2]	03/16/24	0.697	60,829,580
33,270,000	JPMorgan Chase & Co. (3-Month CME Term SOFR + 1.585%)[2]	03/13/26	2.005	31,343,144
33,923,000	Lloyds Banking Group, Plc.	03/12/24	3.900	33,973,528
24,865,000	Lloyds Banking Group, Plc. (1-Year CMT Index + 1.600%)[2]	03/18/26	3.511	24,385,411
17,755,000	Lloyds Banking Group, Plc. (1-Year CMT Index + 1.800%)[2]	03/18/28	3.750	17,133,086
39,660,000	Mitsubishi UFJ Financial Group, Inc.	07/17/25	1.412	36,572,204
105,556,000	Morgan Stanley	05/19/22	2.750	105,619,403
30,000,000	Royal Bank of Canada	01/21/25	1.600	28,464,166
16,070,000	Santander Holdings USA, Inc.	06/07/24	3.500	15,971,042
26,360,000	Skandinaviska Enskilda Banken AB1	09/09/24	0.650	24,706,259
31,121,000	Toronto-Dominion Bank	03/08/24	2.350	30,658,155
34,335,000	Toronto-Dominion Bank	12/13/24	1.250	32,593,802
61,285,000	Truist Bank	03/09/23	1.250	60,629,650
21,430,000	Truist Financial Corp.	12/06/23	3.750	21,637,241
42,990,000	US Bancorp (5-Year CMT Index + 2.541%)[2,5]		3.700	36,725,067
22,790,000	Wells Fargo & Co. (SOFR + 1.600%)[2]	06/02/24	1.654	22,401,953
19,370,000	Wells Fargo & Co. (SOFR + 2.000%)[2]	04/30/26	2.188	18,296,639
				1,483,330,874

The accompanying notes are an integral part of these financial statements.

8

BBH LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2022 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	CORPORATE BONDS (continued)
	BIOTECHNOLOGY (0.5%)
$53,483,000	Gilead Sciences, Inc.	09/01/22	3.250%	$53,612,579
	DIVERSIFIED FINANCIAL SERVICES (5.2%)
11,426,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	09/15/23	4.500	11,448,952
47,945,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	02/15/24	3.150	46,787,770
21,450,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	10/29/24	1.750	19,960,897
84,507,000	AIG Global Funding[1]	09/13/23	0.400	81,638,841
35,795,000	Air Lease Corp.	01/15/23	2.250	35,662,899
29,300,000	Air Lease Corp.	01/15/23	2.750	29,280,867
59,004,000	American Express Co.	08/01/22	2.500	59,099,830
33,230,000	Aviation Capital Group LLC[1]	12/15/24	5.500	33,728,064
33,535,000	Avolon Holdings Funding, Ltd.[1]	01/15/26	5.500	33,585,664
37,385,000	Bread Financial Holdings, Inc.[1]	12/15/24	4.750	36,263,450
16,045,000	Capital One Financial Corp.	05/11/23	2.600	16,008,833
45,285,000	Capital One Financial Corp. (SOFR + 0.690%)[2]	12/06/24	1.343	43,518,927
14,430,000	Credit Acceptance Corp.[1]	12/31/24	5.125	14,256,984
2,785,000	Credit Acceptance Corp.	03/15/26	6.625	2,812,850
48,895,000	Drawbridge Special Opportunities Fund LP1	02/15/26	3.875	46,143,773
25,095,000	Strategic Credit Opportunities Partners LLC	04/01/26	4.250	23,392,756
				533,591,357
	ELECTRIC (4.8%)
74,190,000	Alexander Funding Trust[1]	11/15/23	1.841	71,190,401
16,025,000	Constellation Energy Generation LLC	06/01/25	3.250	15,701,843
39,340,000	Duke Energy Corp. (SOFR + 0.250%)[2]	06/10/23	0.511	39,190,792
56,760,000	Duke Energy Progress NC Storm Funding LLC	07/01/30	1.295	52,824,635
61,690,000	Edison International (5-Year CMT Index + 4.698%)[2,5]		5.375	56,898,538
12,750,000	Edison International	03/15/23	2.950	12,705,117
25,345,000	New York State Electric & Gas Corp.	05/01/23	5.750	26,004,216
42,385,000	NextEra Energy Capital Holdings, Inc.	03/01/23	0.650	41,702,867
88,057,000	Public Service Enterprise Group, Inc.	11/15/22	2.650	88,216,799
24,425,000	Southern California Edison Co. (SOFR + 0.350%)[2]	06/13/22	0.615	24,425,000
27,010,000	Southern Co. (SOFR + 0.370%)[2]	05/10/23	0.555	26,928,153
36,892,000	Vistra Operations Co. LLC[1]	09/01/26	5.500	36,762,878
				492,551,239

The accompanying notes are an integral part of these financial statements.

financial statements april 30, 2022	9

BBH LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2022 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	CORPORATE BONDS (continued)
	HEALTHCARE-PRODUCTS (0.4%)
$45,636,000	Thermo Fisher Scientific, Inc.	10/18/23	0.797%	$44,249,007
	HEALTHCARE-SERVICES (0.6%)
60,630,000	Sutter Health	08/15/25	1.321	56,184,461
	INSURANCE (7.0%)
15,483,000	Aon Corp.	11/15/22	2.200	15,456,624
20,325,000	Athene Global Funding[1]	07/01/22	3.000	20,357,759
16,760,000	Athene Global Funding[1]	01/08/24	0.950	15,990,617
18,000,000	Athene Global Funding[1]	01/14/25	2.500	17,232,219
14,345,000	Athene Global Funding[1]	06/29/25	2.550	13,772,534
33,775,000	Equitable Financial Life Global Funding[1]	11/12/24	1.100	31,778,469
59,274,000	F&G Global Funding[1]	09/20/24	0.900	55,328,466
64,675,000	GA Global Funding Trust[1]	12/08/23	1.250	62,194,956
50,000,000	GA Global Funding Trust (SOFR + 0.500%)[1,2]	09/13/24	0.765	49,154,064
44,790,000	Met Tower Global Funding[1]	09/14/26	1.250	40,208,614
73,445,000	New York Life Global Funding[1]	01/14/25	1.450	69,948,103
74,165,000	Northwestern Mutual Global Funding[1]	03/25/24	0.600	70,588,398
19,330,000	Pacific Life Global Funding II1	06/24/25	1.200	17,858,451
37,180,000	Pricoa Global Funding I1	12/06/24	1.150	35,195,703
47,175,000	Principal Life Global Funding II1	01/10/25	1.375	44,523,080
29,855,000	Protective Life Global Funding[1]	07/05/24	0.781	28,174,900
42,465,000	Protective Life Global Funding[1]	01/13/25	1.646	40,260,486
37,290,000	Sirius International Group, Ltd.[1]	11/01/26	4.600	35,749,923
31,750,000	United Insurance Holdings Corp.	12/15/27	6.250	30,690,663
4,205,000	Universal Insurance Holdings, Inc.	11/30/26	5.625	4,033,793
11,950,000	Vitality Re XIII Ltd. (3-Month U.S. 3-Month Treasury Bill + 2.000%)[1,2]	01/06/26	2.803	11,702,635
				710,200,457
	INVESTMENT COMPANIES (6.3%)
74,580,000	Ares Capital Corp.	02/10/23	3.500	74,566,340
41,185,000	BlackRock TCP Capital Corp.	08/23/24	3.900	40,798,142
46,600,000	Blackstone Private Credit Fund[1]	09/15/24	1.750	43,549,309
30,840,000	Blackstone Private Credit Fund[1]	11/22/24	2.350	29,101,282
24,645,000	Blackstone Secured Lending Fund	07/14/23	3.650	24,681,359
14,654,000	Blackstone Secured Lending Fund	01/15/26	3.625	14,020,786
35,855,000	Business Development Corp. of America[1]	12/30/22	4.750	35,734,108
18,375,000	Business Development Corp. of America[1]	12/15/24	4.850	18,238,395
26,475,000	Business Development Corp. of America	03/30/26	3.250	24,206,286

The accompanying notes are an integral part of these financial statements.

10

BBH LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2022 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	CORPORATE BONDS (continued)
	INVESTMENT COMPANIES (continued)
$31,955,000	FS KKR Capital Corp.	07/15/24	4.625%	$31,936,161
18,859,000	FS KKR Capital Corp.	02/01/25	4.125	18,500,980
42,821,000	FS KKR Capital Corp.[1]	02/14/25	4.250	41,136,700
39,855,000	Golub Capital BDC, Inc.	04/15/24	3.375	39,107,366
9,329,000	Main Street Capital Corp.	12/01/22	4.500	9,425,055
49,650,000	Main Street Capital Corp.	05/01/24	5.200	50,203,256
33,980,000	Main Street Capital Corp.	07/14/26	3.000	30,912,480
31,201,000	Owl Rock Capital Corp.	04/15/24	5.250	31,566,276
10,000,000	Owl Rock Capital Corp.	03/30/25	4.000	9,738,115
27,070,000	Owl Rock Capital Corp. II1	11/26/24	4.625	26,659,375
18,000,000	OWL Rock Core Income Corp.[1]	09/23/26	3.125	16,017,185
20,015,000	Owl Rock Technology Finance Corp.[1]	12/15/25	4.750	19,398,531
17,345,000	PennantPark Investment Corp.	11/01/26	4.000	16,044,755
				645,542,242
	MEDIA (0.6%)
58,742,000	Charter Communications Operating LLC / Charter Communications Operating Capital	07/23/22	4.464	58,842,627
	OIL&GAS (0.2%)
6,400,000	Continental Resources, Inc.	04/15/23	4.500	6,471,680
10,072,000	Woodside Finance, Ltd.[1]	09/15/26	3.700	9,843,815
				16,315,495
	PHARMACEUTICALS (0.8%)
20,446,000	AbbVie, Inc.	10/01/22	3.250	20,489,992
57,840,000	AbbVie, Inc.	11/21/22	2.300	57,830,866
				78,320,858
	PIPELINES (2.0%)
52,187,000	Energy Transfer LP / Regency Energy Finance Corp.	10/01/22	5.000	52,339,857
42,750,000	EnLink Midstream Partners, LP	06/01/25	4.150	41,574,375
73,930,000	Kinder Morgan, Inc.	01/15/23	3.150	74,127,666
31,985,000	Northriver Midstream Finance LP1	02/15/26	5.625	31,185,375
				199,227,273
	REAL ESTATE INVESTMENT TRUSTS (1.5%)
82,304,000	American Tower Corp.	01/31/23	3.500	82,806,697
25,360,000	EF Holdco / EF Cayman Hold / Ellington Finance REIT Cayman/TRS / EF Cayman Non-MTM[1]	04/01/27	5.875	25,168,821
23,540,000	HAT Holdings I LLC / HAT Holdings II LLC[1]	06/15/26	3.375	21,622,196
19,215,000	Scentre Group Trust 1 / Scentre Group Trust 2[1]	01/28/26	3.625	18,841,747
				148,439,461

The accompanying notes are an integral part of these financial statements.

financial statements april 30, 2022	11

BBH LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2022 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	CORPORATE BONDS (continued)
	RETAIL (0.8%)
$11,000,000	Nordstrom, Inc.	04/08/24	2.300%	$10,532,500
72,275,000	Walgreens Boots Alliance, Inc.	11/17/23	0.950	70,061,451
				80,593,951
	SEMICONDUCTORS (0.3%)
33,545,000	ams-OSRAM AG1	07/31/25	7.000	33,954,585
	SOFTWARE (1.2%)
120,307,000	Oracle Corp.	05/15/22	2.500	120,344,871

	TELECOMMUNICATIONS (1.0%)
100,479,000	AT&T, Inc.	06/30/22	3.000	100,479,000
	Total Corporate Bonds (Cost $5,075,657,832)			4,939,916,712
	LOAN PARTICIPATIONS AND ASSIGNMENTS (12.7%)
36,085,000	AAdvantage Loyality IP, Ltd. (3-Month USD-LIBOR + 4.750%)[2]	04/20/28	5.813	36,696,280
21,819,970	Allen Media LLC (3-Month USD-LIBOR + 5.500%)[2]	02/10/27	6.151	21,596,315
20,938,603	Allspring Buyer LLC (3-Month USD-LIBOR + 3.250%)[2]	11/01/28	4.313	20,883,325
47,052,244	Asplundh Tree Expert LLC (1-Month USD-LIBOR + 1.750%)[2]	09/07/27	2.514	46,556,314
11,070,067	Avantor Funding, Inc. Term B5 (1-Month USD-LIBOR + 2.250%)[2]	11/08/27	3.014	10,987,042
20,775,495	Avolon TLB Borrower 1 (US) LLC Term B3 (1-Month USD-LIBOR + 1.750%)[2]	01/15/25	2.500	20,541,771
14,812,500	Avolon TLB Borrower 1 (US) LLC Term B5 (1-Month USD-LIBOR + 2.250%)[2]	12/01/27	2.875	14,710,738
56,167,421	Axalta Coating Systems Dutch Holding B BV (Axalta Coating Systems U.S. Holdings, Inc.) Term B3 (3-Month USD-LIBOR + 1.750%)[2]	06/01/24	2.756	55,575,416
10,387,182	BCP Renaissance Parent LLC Term B3 (1-Month CME Term SOFR + 3.500%)[2]	11/02/26	4.500	10,276,870
36,158,127	Buckeye Partners LP Term B1 (1-Month USD-LIBOR + 2.250%)[2]	11/01/26	2.707	35,880,432
36,356,636	Charter Communications Operating LLC (CCo. Safari LLC) Term B1 (1-Month USD-LIBOR + 1.750%)[2]	04/30/25	2.520	36,058,875
24,491,572	Clarios Global LP (1-Month USD-LIBOR + 3.250%)[2]	04/30/26	4.014	24,073,256
36,491,389	Clean Harbors, Inc. (1-Month USD-LIBOR + 1.750%)[2]	06/28/24	2.514	36,324,258
19,950,000	Clean Harbors, Inc. (1-Month USD-LIBOR + 2.000%)[2]	10/08/28	2.764	19,860,225
25,891,030	Delos Finance S.a.r.l. (3-Month USD-LIBOR + 1.750%)[2]	10/06/23	2.756	25,775,556

The accompanying notes are an integral part of these financial statements.

12

BBH LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2022 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	LOAN PARTICIPATIONS AND ASSIGNMENTS (continued)
$38,650,623	Eastern Power LLC (TPF II LC, LLC) (3-Month USD-LIBOR + 3.750%)[2]	10/02/25	4.756%	$27,776,270
47,308,408	Elanco Animal Health, Inc. (1-Month USD-LIBOR + 1.750%)[2]	08/01/27	2.205	46,303,104
22,197,874	Genpact, Ltd. (1-Month USD-LIBOR + 1.375%)[2]	08/09/23	2.139	22,031,390
3,970,000	HCA, Inc. Term B (1-Month USD-LIBOR + 1.750%)[2]	06/30/28	2.514	3,966,268
20,765,464	Icon Plc. (3-Month USD-LIBOR + 2.250%)[2]	07/03/28	3.313	20,632,358
11,904,043	Iqvia, Inc. Term B1 (1-Month USD-LIBOR + 1.750%)[2]	03/07/24	2.514	11,832,619
6,309,540	Iqvia, Inc. Term B2 (1-Month USD-LIBOR + 1.750%)[2]	01/17/25	2.514	6,267,455
11,310,890	Iqvia, Inc. Term B3 (3-Month USD-LIBOR + 1.750%)[2]	06/11/25	2.756	11,235,446
33,741,266	Iridium Satellite LLC Term B2 (1-Month USD-LIBOR + 2.500%)[2]	11/04/26	3.264	33,498,666
36,777,088	Jazz Pharmaceuticals, Plc. (1-Month USD-LIBOR + 3.500%)[2]	05/05/28	4.264	36,703,533
51,300,631	Lumen Technologies, Inc. Term A (1-Month USD-LIBOR + 2.000%)[2]	01/31/25	2.764	50,627,567
22,759,678	Lumen Technologies, Inc. Term B (1-Month USD-LIBOR + 2.250%)[2]	03/15/27	3.014	21,768,722
36,601,075	MPH Acquisition Holdings LLC (3-Month USD-LIBOR + 4.250%)[2]	09/01/28	4.758	35,097,137
16,103,094	Nexstar Media, Inc. (1-Month USD-LIBOR + 1.500%)[2]	10/26/23	1.955	15,989,084
42,239,911	Nexstar Media, Inc. (1-Month USD-LIBOR + 1.500%)[2]	09/19/24	1.955	41,958,170
38,605,707	NorthRiver Midstream Finance LP Term B (3-Month USD-LIBOR + 3.250%)[2]	10/01/25	4.217	38,330,834
50,000,000	NVA Holdings Parent LLC (1-Month USD-LIBOR + 1.750%)[2,3]	12/16/24	2.563	48,950,000
51,819,138	Organon & Co. (3-Month USD-LIBOR + 3.000%)[2]	06/02/28	3.563	51,527,914
56,015,195	Ortho Clinical Diagnostics Inc. (1-Month USD-LIBOR + 3.000%)[2]	06/30/25	3.266	55,857,792
15,000,000	Setanta Aircraft Leasing DAC (3-Month USD-LIBOR + 2.000%)[2]	11/05/28	3.006	14,890,650
45,000,000	SkyMiles IP, Ltd. (3-Month USD-LIBOR + 3.750%)[2]	10/20/27	4.750	46,443,600
15,960,000	Southwestern Energy Co. (3-Month USD-LIBOR + 2.500%)[2]	06/22/27	3.151	15,920,100
12,957,889	SS&C Technologies Holdings, Inc. Term B3 (1-Month USD-LIBOR + 1.750%)[2]	04/16/25	2.514	12,759,115
9,749,173	SS&C Technologies Holdings, Inc. Term B4 (1-Month USD-LIBOR + 1.750%)[2]	04/16/25	2.514	9,599,621
8,137,818	SS&C Technologies Holdings, Inc. Term B5 (1-Month USD-LIBOR + 1.750%)[2]	04/16/25	2.514	8,022,912

The accompanying notes are an integral part of these financial statements.

financial statements april 30, 2022	13

BBH LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2022 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	LOAN PARTICIPATIONS AND ASSIGNMENTS (continued)
$17,490,413	UGI Energy Services LLC (1-Month USD-LIBOR + 3.750%)[2]	08/13/26	4.514%	$17,441,264
48,138,750	United AirLines, Inc. Term B (3-Month USD-LIBOR + 3.750%)[2]	04/21/28	4.500	47,684,802
20,881,100	Vistra Operations Co. LLC (Tex Operations Co. LLC) (1-Month USD-LIBOR + 1.750%)[2]	12/31/25	2.472	20,587,930
41,357,776	Wyndham Hotels & Resorts, Inc. Term B (1-Month USD-LIBOR + 1.750%)[2]	05/30/25	2.514	40,949,575
61,214,787	Wynn Resorts, Ltd. (1-Month USD-LIBOR + 1.750%)[2]	09/20/24	2.520	60,449,602
	Total Loan Participations and Assignments Cost $1,308,792,851)			1,290,900,173
	MUNICIPAL BONDS (1.7%)
31,000,000	Kentucky Public Energy Authority, Revenue Bonds (SOFR + 1.200%)[2]	08/01/52	1.388	30,294,245
10,100,000	New Jersey Turnpike Authority, Revenue Bonds (1-Month USD-LIBOR + 0.700%)[2]	01/01/24	1.019	10,144,466
12,845,000	Texas Municipal Gas Acquisition & Supply Corp. I, Revenue Bonds	12/15/26	6.250	13,756,412
119,055,000	Texas Municipal Gas Acquisition & Supply Corp. II, Revenue Bonds (3-Month USD-LIBOR + 0.690%)[2]	09/15/27	1.235	116,829,409
	Total Municipal Bonds (Cost $174,003,231)			171,024,532

	RESIDENTIAL MORTGAGE BACKED SECURITIES (1.1%)
17,788,522	Cascade Funding Mortgage Trust 2019-RM3[1,2,4]	06/25/69	2.800	17,362,797
16,463,703	CFMT LLC 2021-HB5[1,2,4]	02/25/31	0.801	16,242,572
4,219,556	Pepper Residential Securities Trust No. 23A (1-Month USD-LIBOR + 0.950%)[1,2]	08/18/60	1.504	4,226,439
2,514,795	Pepper Residential Securities Trust No. 24A (1-Month USD-LIBOR + 0.900%)[1,2]	11/18/60	1.454	2,519,859
8,598,933	RESIMAC Premier 2019-2A (1-Month USD-LIBOR + 0.950%)[1,2]	02/10/51	1.438	8,477,791
9,812,010	RESIMAC Premier 2020-1A (1-Month USD-LIBOR + 1.050%)[1,2]	02/07/52	1.496	9,792,997
13,640,800	RESIMAC Premier 2021-1A (1-Month USD-LIBOR + 0.700%)[1,2]	07/10/52	1.188	13,543,347
30,138,083	RMF Buyout Issuance Trust 2021-HB1[1,2,4]	11/25/31	1.259	28,933,024
8,782,468	RMF Proprietary Issuance Trust 2019-1[1,2,4]	10/25/63	2.750	8,537,191
	Total Residential Mortgage Backed Securities (Cost $111,890,147)			109,636,017

The accompanying notes are an integral part of these financial statements.

14

BBH LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2022 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	U.S. GOVERNMENT AGENCY OBLIGATIONS (1.7%)
$15,622,000	Federal Farm Credit Banks Funding Corp.	08/25/25	0.610%	$14,430,427
36,000,000	Federal Home Loan Mortgage Corp.	05/19/23	0.250	35,232,997
40,168,000	Federal Home Loan Mortgage Corp.	10/27/25	0.600	36,875,011
26,490,000	Federal Home Loan Mortgage Corp.	10/27/25	0.625	24,304,802
40,500,000	Federal Home Loan Mortgage Corp.	11/12/25	0.600	37,134,186
24,040,000	Federal Home Loan Mortgage Corp.	11/25/25	0.625	22,086,357
22,775	Federal Home Loan Mortgage Corp. (FHLMC) Non Gold Guaranteed (1-Year USD-LIBOR + 1.769%)[2]	04/01/36	2.083	23,308
13,229	Federal Home Loan Mortgage Corp. (FHLMC) Non Gold Guaranteed (6-Month USD-LIBOR + 1.740%)[2]	12/01/36	1.865	13,212
10,946	Federal Home Loan Mortgage Corp. (FHLMC) Non Gold Guaranteed (1-Year USD-LIBOR + 1.745%)[2]	01/01/37	1.995	10,884
3,197,976	Federal National Mortgage Association (FNMA)	07/01/35	5.000	3,387,490
200,360	Federal National Mortgage Association (FNMA)	11/01/35	5.500	214,105
27,405	Federal National Mortgage Association (FNMA) (1-Year USD-LIBOR + 1.979%)[2]	07/01/36	2.229	28,770
40,985	Federal National Mortgage Association (FNMA) (1-Year USD-LIBOR + 1.724%)[2]	09/01/36	1.974	42,346
26,560	Federal National Mortgage Association (FNMA) (1-Year USD-LIBOR + 1.754%)[2]	01/01/37	2.089	26,516
186,243	Federal National Mortgage Association (FNMA)	08/01/37	5.500	198,121
2,247,486	Federal National Mortgage Association (FNMA)	08/01/37	5.500	2,387,167
864,371	Federal National Mortgage Association (FNMA)	06/01/40	6.500	937,200
5,766	Government National Mortgage Association (GNMA) (1-Year CMT Index + 1.500%)[2]	08/20/29	1.625	5,825
	Total U.S. Government Agency Obligations (Cost $189,977,454)			177,338,724

	U.S. TREASURY BILLS (1.9%)
11,000,000	U.S. Treasury Bill[6]	05/24/22	0.000	10,998,310
71,250,000	U.S. Treasury Bill[6]	06/23/22	0.000	71,233,511
110,000,000	U.S. Treasury Bill[6,7]	07/07/22	0.000	109,851,649
	Total U.S. Treasury Bills (Cost $192,162,149)			192,083,470

TOTAL INVESTMENTS (Cost $10,425,559,178)[8]	100.2%	$10,190,340,865
LIABILITIES IN EXCESS OF OTHER ASSETS	(0.2)%	(15,509,899)
NET ASSETS	100.0%	$10,174,830,966

____________

The accompanying notes are an integral part of these financial statements.

financial statements april 30, 2022	15

BBH LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2022 (unaudited)

[1]

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities owned at April 30, 2022 was $4,683,940,794 or 46.0% of net assets.

[2] Variable rate instrument. Interest rates change on specific dates (such as coupon or interest payment date). The yield shown represents the April 30, 2022 coupon or interest rate.
[3] Security that used significant unobservable inputs to determine fair value.
[4] This variable rate security is based on a predetermined schedule and the rate at period end also represents the reference rate at period end.
[5] Security is perpetual in nature and has no stated maturity date.
[6] Security issued with zero coupon. Income is recognized through accretion of discount.
[7] All or a portion of this security is held at the broker as collateral for open futures contracts.
[8]

The aggregate cost for federal income tax purposes is $10,425,559,178, the aggregate gross unrealized appreciation is $37,399,565 and the aggregate gross unrealized depreciation is $239,772,636, resulting in net unrealized depreciation of $202,373,071.

Abbreviations:
CMT − Constant Maturity Treasury.
FHLMC − Federal Home Loan Mortgage Corporation.
FNMA − Federal National Mortgage Association.
GNMA − Government National Mortgage Association.
LIBOR − London Interbank Offered Rate.
SOFR − Secured Overnight Financing Rate.

The accompanying notes are an integral part of these financial statements.

16

BBH LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2022 (unaudited)

FINANCIAL FUTURES CONTRACTS

The following futures contracts were open at April 30, 2022:

	Number of	Expiration	Notional	Market	Unrealized
Description	Contracts	Date	Amount	Value	Gain / (Loss)
Contracts to Sell:
U.S. Treasury 2-Year Notes	2,100	June 2022	$450,555,802	$442,706,250	$7,849,552
U.S. Treasury 5-Year Notes	5,000	June 2022	587,226,565	563,359,375	23,867,190
U.S. Treasury 10-Year Notes	148	June 2022	18,763,625	17,635,125	1,128,500
					$32,845,242

FAIR VALUE MEASUREMENTS

The Fund is required to disclose information regarding the fair value measurements of the Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirement established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including, for example, the risk inherent in a particular valuation technique used to measure fair value, including the model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own considerations about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Authoritative guidance establishes three levels of the fair value hierarchy as follows:

—	Level 1 – unadjusted quoted prices in active markets for identical assets and liabilities.
—	Level 2 – significant other observable inputs (including quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk, etc.).
—	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets and liabilities).

The accompanying notes are an integral part of these financial statements.

financial statements april 30, 2022	17

BBH LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2022 (unaudited)

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires judgment by the investment adviser. The investment adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the investment adviser’s perceived risk of that instrument.

Financial assets within Level 1 are based on quoted market prices in active markets. The Fund does not adjust the quoted price for these instruments.

Financial instruments that trade in markets that are not considered to be active but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include investment-grade corporate bonds, U.S. Treasury notes and bonds, and certain non-U.S. sovereign obligations and over-the-counter derivatives. As Level 2 financial assets include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Financial assets classified within Level 3 have significant unobservable inputs, as they trade infrequently. Level 3 financial assets include asset backed securities and certain corporate debt securities.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

The accompanying notes are an integral part of these financial statements.

18

BBH LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2022 (unaudited)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of April 30, 2022.

Investments, at value	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of April 30, 2022
Asset Backed Securities	$—	$2,746,919,585	$91,222,954	$2,838,142,539
Commercial Mortgage Backed Securities	—	471,298,698	—	471,298,698
Corporate Bonds	—	4,939,916,712	—	4,939,916,712
Loan Participations and Assignments	—	1,241,950,173	48,950,000	1,290,900,173
Municipal Bonds	—	171,024,532	—	171,024,532
Residential Mortgage Backed Securities	—	109,636,017	—	109,636,017
U.S. Government Agency Obligations	—	177,338,724	—	177,338,724
U.S. Treasury Bills	—	192,083,470	—	192,083,470
Total Investment, at value	$—	$10,050,167,911	$140,172,954	$10,190,340,865
Other Financial Instruments, at value
Financial Futures Contracts	$32,845,242	$—	$—	$32,845,242
Other Financial Instruments, at value	$32,845,242	$—	$—	$32,845,242

The accompanying notes are an integral part of these financial statements.

financial statements april 30, 2022	19

BBH LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2022 (unaudited)

The following is a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining fair value during the period ended April 30, 2022:

	Asset Backed Securities	Loan Participations and Assignments	Total
Balance as of October 31, 2021	$62,676,293	$—	$62,676,293
Purchases	49,855,000	49,625,000	99,480,000
Sales / Paydowns	(20,414,548)	—	(20,414,548)
Realized gains (losses)	—	—	—
Change in unrealized appreciation (depreciation)	(893,791)	(720,402)	(1,614,193)
Amortization	—	45,402	45,402
Transfers from Level 3	—	—	—
Transfers to Level 3	—	—	—
Balance as of April 30, 2022	$91,222,954	$48,950,000	$140,172,954

The Fund’s investments classified as Level 3 were either single broker quoted or valued using a model approach, including the Fund’s assumptions in determining their fair value.

The accompanying notes are an integral part of these financial statements.

20

BBH LIMITED DURATION FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2022 (unaudited)

ASSETS:
Investments in securities, at value (Cost $10,425,559,178)	$10,190,340,865
Cash	799,433
Cash collateral for futures contracts	100,000
Receivables for:
Interest	43,626,194
Investments sold	15,345,374
Shares sold	13,269,558
Futures variation margin on open contracts	1,299,608
Investment advisory and administrative fee waiver reimbursement	73,993
Other	132,695
Prepaid assets	81,669
Total Assets	10,265,069,389
LIABILITIES:
Payables for:
Shares redeemed	48,493,769
Investments purchased	37,247,626
Investment advisory and administrative fees	2,271,242
Dividends declared	1,374,948
Custody and fund accounting fees	599,781
Shareholder servicing fees	97,093
Professional fees	47,428
Transfer agent fees	11,988
Board of Trustees' fees	558
Accrued expenses and other liabilities	93,990
Total Liabilities	90,238,423
NET ASSETS	$10,174,830,966
Net Assets Consist of:
Paid-in capital	$10,428,716,386
Accumulated deficit	(253,885,420)
Net Assets	$10,174,830,966

NET ASSET VALUE AND OFFERING PRICE PER SHARE
CLASS N SHARES
($585,170,436 ÷ 57,989,831 shares outstanding)	$10.09
CLASS I SHARES
($9,589,660,530 ÷ 950,830,196 shares outstanding)	$10.09

The accompanying notes are an integral part of these financial statements.

financial statements april 30, 2022	21

BBH LIMITED DURATION FUND

STATEMENT OF OPERATIONS

For the six months ended April 30, 2022 (unaudited)

NET INVESTMENT INCOME:
Income:
Dividends	$2,992,201
Interest income	99,544,419
Other income	995,961
Total Income	103,532,581
Expenses:
Investment advisory and administrative fees	14,925,328
Shareholder servicing fees	615,205
Custody and fund accounting fees	517,085
Board of Trustees' fees	69,358
Professional fees	48,106
Transfer agent fees	38,818
Miscellaneous expenses	589,500
Total Expenses	16,803,400
Investment advisory and administrative fee waiver	(431,823)
Net Expenses	16,371,577
Net Investment Income	87,161,004
NET REALIZED AND UNREALIZED LOSS:
Net realized loss on investments in securities	(29,311,923)
Net realized gain on futures contracts	42,479,414
Net realized gain on investments in securities and futures contracts	13,167,491
Net change in unrealized appreciation/(depreciation) on investments in securities	(306,054,492)
Net change in unrealized appreciation/(depreciation) on futures contracts	23,262,498
Net change in unrealized appreciation/(depreciation) on investments in securities and futures contracts	(282,791,994)
Net Realized and Unrealized Loss	(269,624,503)
Net Decrease in Net Assets Resulting from Operations	$(182,463,499)

The accompanying notes are an integral part of these financial statements.

22

BBH LIMITED DURATION FUND

STATEMENTS OF CHANGES IN NET ASSETS

	For the six months ended April 30, 2022 (unaudited)	For the year ended October 31, 2021
INCREASE/(DECREASE) IN NET ASSETS:
Operations:
Net investment income	$87,161,004	$155,597,806
Net realized gain/(loss) on investments in securities and futures contracts	13,167,491	(5,762,719)
Net change in unrealized appreciation/(depreciation) on investments in securities and futures contracts	(282,791,994)	70,872,033
Net increase/(decrease) in net assets resulting from operations	(182,463,499)	220,707,120
Dividends and distributions declared:
Class N	(4,329,470)	(8,039,596)
Class I	(82,314,323)	(145,689,084)
Total dividends and distributions declared	(86,643,793)	(153,728,680)
Share transactions:
Proceeds from sales of shares[1]	2,964,410,351	7,111,674,362
Net asset value of shares issued to shareholders for reinvestment of dividends and distributions	18,681,225	32,811,791
Cost of shares redeemed[1]	(4,636,882,859)	(3,185,266,679)
Net increase/(decrease) in net assets resulting from share transactions	(1,653,791,283)	3,959,219,474
Total increase/(decrease) in net assets	(1,922,898,575)	4,026,197,914

NET ASSETS:
Beginning of period	12,097,729,541	8,071,531,627
End of period	$10,174,830,966	$12,097,729,541

________________

[1]	Includes share exchanges. See Note 5 in Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

financial statements april 30, 2022	23

BBH LIMITED DURATION FUND

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for a Class N share outstanding throughout each period.

	For the six months ended April 30, 2022	For the years ended October 31,
	(unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$10.32	$10.23	$10.26	$10.15	$10.19	$10.13
Income from investment operations:
Net investment income[1]	0.07	0.15	0.24	0.30	0.26	0.21
Net realized and unrealized gain (loss)	(0.23)	0.09	(0.03)	0.11	(0.06)	0.05
Total income from investment operations	(0.16)	0.24	0.21	0.41	0.20	0.26
Less dividends and distributions:
From net investment income	(0.07)	(0.15)	(0.24)	(0.30)	(0.24)	(0.20)
Total dividends and distributions	(0.07)	(0.15)	(0.24)	(0.30)	(0.24)	(0.20)
Net asset value, end of period	$10.09	$10.32	$10.23	$10.26	$10.15	$10.19
Total return[2]	(1.54)%[3]	2.38%	2.06%	4.14%	2.03%	2.64%
Ratios/Supplemental data:
Net assets, end of period (in millions)	$585	$656	$461	$371	$275	$72
Ratio of expenses to average net assets before reductions	0.49%[4]	0.49%	0.49%	0.51%	0.50%	0.67%
Fee waiver	(0.14)%[4,5]	(0.14)%[5]	(0.14)%[5]	(0.16)%[5]	(0.15)%[5]	(0.27)%[5]
Expense offset arrangement	0.00%	0.00%	0.00%	(0.00)%[6]	(0.00)%[6]	(0.00)%[6]
Ratio of expenses to average net assets after reductions	0.35%[4]	0.35%	0.35%	0.35%	0.35%	0.40%
Ratio of net investment income to average net assets	1.42%[4]	1.48%	2.32%	2.98%	2.52%	2.05%
Portfolio turnover rate	26%[3]	34%	51%	53%	48%	52%

____________

[1]	Calculated using average shares outstanding for the period.
[2]	Assumes the reinvestment of distributions.
[3]	Not annualized.
[4]	Annualized.
[5]

The ratio of expenses to average net assets for the six months ended April 30, 2022, the years ended October 31, 2021, 2020, 2019, 2018 and 2017, reflect fees reduced as result of contractual operating expense limitation of the share class. Prior to March 24, 2017, the expense limitation of the share class was 0.48%. Following March 24, 2017, the expense limitation was changed to 0.35%. The agreement is effective for the periods beginning on December 29, 2015 and can be changed at any time at the sole discretion of the Investment Advisor. For the six months ended April 30, 2022 and the years ended October 31, 2021, 2020, 2019, 2018 and 2017, the waived fees were $431,823, $746,522, $595,975, $538,703, $242,627 and $132,560, respectively.

[6]	Less than 0.01%.

The accompanying notes are an integral part of these financial statements.

24

BBH LIMITED DURATION FUND

FINANCIAL HIGHLIGHTS (continued)

Selected per share data and ratios for a Class I share outstanding throughout each period.

	For the six months ended April 30, 2022	For the years ended October 31,
	(unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$10.32	$10.23	$10.25	$10.15	$10.19	$10.13
Income from investment operations:
Net investment income[1]	0.08	0.16	0.24	0.31	0.25	0.22
Net realized and unrealized gain (loss)	(0.23)	0.09	(0.02)	0.10	(0.04)	0.06
Total income from investment operations	(0.15)	0.25	0.22	0.41	0.21	0.28
Less dividends and distributions:
From net investment income	(0.08)	(0.16)	(0.24)	(0.31)	(0.25)	(0.22)
Total dividends and distributions	(0.08)	(0.16)	(0.24)	(0.31)	(0.25)	(0.22)
Net asset value, end of period	$10.09	$10.32	$10.23	$10.25	$10.15	$10.19
Total return[2]	(1.50)%[3]	2.46%	2.24%	4.12%	2.11%	2.77%
Ratios/Supplemental data:
Net assets, end of period (in millions)	$9,590	$11,442	$7,610	$6,769	$6,000	$6,346
Ratio of expenses to average net assets before reductions	0.27%[4]	0.27%	0.27%	0.28%	0.27%	0.28%
Expense offset arrangement	0.00%	0.00%	0.00%	(0.00)%[5]	(0.00)%[5]	(0.00)%[5]
Ratio of expenses to average net assets after reductions	0.27%[4]	0.27%	0.27%	0.28%	0.27%	0.28%
Ratio of net investment income to average net assets	1.49%[4]	1.55%	2.40%	3.04%	2.47%	2.17%
Portfolio turnover rate	26%[3]	34%	51%	53%	48%	52%

____________

[1]	Calculated using average shares outstanding for the period.
[2]	Assumes the reinvestment of distributions.
[3]	Not annualized.
[4]	Annualized.
[5]	Less than 0.01%.

The accompanying notes are an integral part of these financial statements.

financial statements april 30, 2022	25

BBH LIMITED DURATION FUND

NOTES TO FINANCIAL STATEMENTS

April 30, 2022 (unaudited)

1.Organization. The Fund is a separate, diversified series of BBH Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was originally organized under the laws of the State of Maryland on July 16, 1990 as BBH Fund, Inc. and re-organized as a Delaware statutory trust on June 12, 2007. The Fund commenced operation on December 22, 2000 and offers two share classes, Class N and Class I. Neither Class N shares nor Class I shares automatically convert to any other share class of the Fund. The investment objective of the Fund is to provide maximum total return, consistent with preservation of capital and prudent investment management. As of April 30, 2022, there were eight series of the Trust.

2.Significant Accounting Policies. The Fund’s financial statements are prepared in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The following summarizes significant accounting policies of the Fund:

A.Valuation of Investments. Bonds and other fixed income securities, including restricted securities (other than short-term obligations but including listed issues) are valued at their most recent bid prices (sales price if the principal market is an exchange) in the principal market in which such securities are normally traded, on the basis of valuations furnished by a pricing service, use of which has been approved by the Board of Trustees (the “Board”). In making such valuations, the pricing service utilizes both dealer supplied valuations and electronic data processing techniques, which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, without exclusive reliance upon quoted prices, or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. Futures contracts held by the Fund are valued daily at the official settlement price of the exchange on which it is traded.

Securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. Short-term investments, which mature in 60 days or less are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original maturity when acquired by the Fund was more than 60 days, unless the use of amortized cost is determined not to represent “fair value” by the Board.

B.Accounting for Investments and Income. Investment transactions are accounted for on the trade date. Realized gains and losses on investment transactions are determined based on the identified cost method. Interest income is accrued daily and consists of interest accrued, discount earned (including, if any, both original issue and market discount) and premium amortization on the investments of the Fund. Investment income is recorded net of any foreign taxes withheld where recovery of such tax is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be

26

BBH LIMITED DURATION FUND

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2022 (unaudited)

reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of the interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

C.Fund Expenses. Most expenses of the Trust can be directly attributed to a specific fund. Expenses which cannot be directly attributed to a fund are generally apportioned among each fund in the Trust on a net assets basis or other suitable method. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

D.Financial Futures Contracts. The Fund may enter into open futures contracts in order to economically hedge against anticipated future changes in interest rates which otherwise might either adversely affect the value of securities held for the Fund or adversely affect the prices of securities that are intended to be purchased at a later date for the Fund. The contractual amount of the futures contracts represents the investment the Fund has in a particular contract and does not necessarily represent the amounts potentially subject to risk of loss. Trading in futures contracts involves, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The measurement of risk associated with futures contracts is meaningful only when all related and offsetting transactions are considered. Gains and losses are realized upon the expiration or closing of the futures contracts.

Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in economically hedged security values and/or interest rates, and potential losses in excess of the Fund’s initial investment.

Open future contracts held at April 30, 2022, are listed in the Portfolio of Investments.

For the six months ended April 30, 2022, the average monthly notional amount of open futures contracts was $1,143,230,932. The range of monthly notional amounts was $763,520,244 to $1,373,921,148.

financial statements april 30, 2022	27

BBH LIMITED DURATION FUND

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2022 (unaudited)

Fair Values of Derivative Instruments as of April 30, 2022

Derivatives not accounted for as economically hedging instruments under authoritative guidance for derivatives instruments and hedging activities:

	Asset Derivatives			Liability Derivatives
Risk	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest Rate Risk	Net unrealized appreciation/(depreciation) on futures contracts	$32,845,242	*	Net unrealized appreciation/(depreciation) on futures contracts	$—

Total		$32,845,242			$—

 ____________________

*

Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Assets and Liabilities and Notes to Financial Statements. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.

Effect of Derivative Instruments on the Statement of Operations

Interest Rate Risk
Net Realized Gain/(Loss) on Derivatives
Futures Contracts	$42,479,414
Net Change in Unrealized Appreciation/(Depreciation) on Derivatives
Futures Contracts	$23,262,498

E.Rule 144A Securities. The Fund may purchase securities that are not registered under the Securities Act of 1933, as amended (“1933 Act”) but that can be sold to “qualified institutional buyers” in accordance with the requirements stated in Rule 144A under the 1933 Act (“Rule 144A Securities”). A Rule 144A Security may be considered illiquid and therefore, under SEC Regulations for open-end investment companies, subject to the 15% limitation on the purchase of illiquid securities, unless it is determined on an ongoing basis that an adequate trading market exists for the security, which is the case for the Fund. Guidelines have been adopted and the daily function of determining and monitoring liquidity of Rule 144A Securities has been delegated to the investment adviser. All relevant factors will be considered in determining the liquidity of Rule 144A Securities and all investments in Rule 144A Securities will be carefully monitored. Information regarding Rule 144A Securities is included at the end of the Portfolio of Investments.

28

BBH LIMITED DURATION FUND

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2022 (unaudited)

F.Loan Participations and Assignments. The Fund may invest in loan participations and assignments, which include institutionally traded floating and fixed-rate debt securities generally acquired as an assignment from another holder of, or participation interest in, loans originated by a bank or financial institution (the “Lender”) that acts as agent for all holders. Some loan participations and assignments may be purchased on a “when-issued” basis. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan assignment, the Fund acquires the loan in whole or in part and becomes a lender under the loan agreement. The Fund generally has the right to enforce compliance with the terms of the loan agreement with the borrower.

Assignments and participations involve credit, interest rate, and liquidity risk. Interest rates on floating rate securities adjust with interest rate changes and/or issuer credit quality, and unexpected changes in such rates could result in losses to the Fund. The interest rates paid on a floating rate security in which the Fund invests generally are readjusted periodically to an increment over a designated benchmark rate, such as the one-month, three-month, six-month, or one-year London Interbank Offered Rate (“LIBOR”). LIBOR is a short-term interest rate that banks charge one another and is generally representative of the most competitive and current cash rates.

The Fund may have difficulty trading assignments and participations to third parties. There may be restrictions on transfer and only limited opportunities may exist to sell such securities in secondary markets. As a result, the Fund may be unable to sell assignments or participations at the desired time or may be able to sell only at a price less than fair market value. The Fund utilizes an independent third party to value individual loan participations and assignments on a daily basis.

G.Federal Income Taxes. It is the Trust’s policy to comply with the requirements of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required. The Fund files a tax return annually using tax accounting methods required under provisions of the Code, which may differ from GAAP, which is the basis on which these financial statements are prepared. Accordingly, the amount of net investment income and net realized gain reported in these financial statements may differ from that reported on the Fund’s tax return, due to certain book-to-tax timing differences such as losses deferred due to “wash sale” transactions and utilization of capital loss carryforwards. These differences may result in temporary over-distributions for financial statement purposes and are classified as distributions in excess of accumulated net realized gains or net investment income. These distributions do not constitute a return of capital. Permanent differences are reclassified between paid-in capital and retained earnings/(accumulated deficit) within the Statement of Assets and Liabilities based upon their tax classification. As such, the character of distributions to shareholders reported in the Financial Highlights table may differ from that reported to shareholders on Form 1099-DIV.

financial statements april 30, 2022	29

BBH LIMITED DURATION FUND

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2022 (unaudited)

The Fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (“ASC 740”). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The Fund did not have any unrecognized tax benefits as of October 31, 2021, nor were there any increases or decreases in unrecognized tax benefits for the year then ended. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as an income tax expense in the Statement of Operations. During the six months ended April 30, 2022, the Fund did not incur any such interest or penalties. The Fund is subject to examination by U.S. federal and state tax authorities for returns filed for the prior three fiscal years. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

H.Dividends and Distributions to Shareholders. Dividends and distributions from net investment income to shareholders are declared daily and paid monthly to shareholders. Distributions from net capital gains, if any, are generally declared and paid annually and are recorded on the ex-dividend date. The Fund declared dividends and distributions in the amount of $4,329,470 and $82,314,323 to Class N and Class I shareholders, respectively, during the six months ended April 30, 2022.

The tax character of distributions paid during the years ended October 31, 2021 and 2020, respectively, were as follows:

Distributions paid from:
	Ordinary income	Net long-term capital gain	Total taxable distributions	Tax return of capital	Total distributions paid
2021:	$153,728,680	$—	$153,728,680	$—	$153,728,680
2020:	176,574,579	—	176,574,579	—	176,574,579

As of October 31, 2021 and 2020, respectively, the components of retained earnings/(accumulated deficit) were as follows:

Components of retained earnings/(accumulated deficit):
	Undistributed ordinary income	Undistributed long-term capital gain	Accumulated capital and other losses	Other book/tax temporary differences	Book unrealized appreciation/ (depreciation)	Total retained earnings/ (accumulated deficit)
2021:	$—	$—	$(55,613,992)	$(9,583,059)	$80,418,923	$15,221,872
2020:	—	—	(59,316,057)	(2,021,635)	9,546,890	(51,790,802)

The Fund had $55,613,992 of post-December 22, 2010 net capital loss carryforwards as of October 31, 2021, of which $— and $55,613,992, is attributable to short-term and long-term capital losses, respectively.

30

BBH LIMITED DURATION FUND

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2022 (unaudited)

The Fund is permitted to carryforward capital losses for an unlimited period and they will retain their character as either short-term or long-term capital losses rather than being considered all short-term capital losses.

Total distributions paid may differ from amounts reported in the Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid.

The differences between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales and paydowns on fixed income securities.

To the extent future capital gains are offset by capital loss carryforwards, if any, such gains will not be distributed.

I.Use of Estimates. The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the reporting period. Actual results could differ from these estimates.

3.Fees and Other Transactions with Affiliates.

A.Investment Advisory and Administrative Fees. Under a combined Investment Advisory and Administrative Services Agreement (“Agreement”) with the Trust, Brown Brothers Harriman & Co. (“BBH”) through a separately identifiable department (“SID” or “Investment Adviser”) provides investment advisory, portfolio management and administrative services to the Fund. The Fund pays a combined fee for investment advisory and administrative services calculated daily and paid monthly at an annual rate equivalent to 0.30% per annum on the first $1 billion of the Fund’s average daily net assets and 0.25% per annum on the Fund’s average daily net assets over $1 billion. For the six months ended April 30, 2022, the Fund incurred $14,925,328 for services under the Agreement.

B.Investment Advisory and Administrative Fee Waivers. Effective June 14, 2018 the Investment Adviser has contractually agreed to waive fees and/or reimburse expenses for the Fund’s Class N shares in order to limit total annual fund operating expenses (excluding interest, taxes, brokerage commissions, other expenditures that are capitalized in accordance with GAAP, other extraordinary expenses not incurred in the ordinary course of the Fund’s business) of Class N to 0.35%. For the six months ended April 30, 2022, the Investment Adviser waived fees in the amount of $431,823 for Class N.

financial statements april 30, 2022	31

BBH LIMITED DURATION FUND

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2022 (unaudited)

C.Shareholder Servicing Fees. The Trust has a shareholder servicing agreement with BBH. BBH receives a fee from the Fund calculated daily and paid monthly at an annual rate of 0.20% of Class N shares’ average daily net assets. For the six months ended April 30, 2022, Class N shares of the Fund incurred $615,205 in shareholder servicing fees.

D.Custody and Fund Accounting Fees. BBH acts as a custodian and fund accountant and receives custody and fund accounting fees from the Fund calculated daily and incurred monthly. BBH holds all of the Fund’s cash and investments and calculates the Fund’s daily net asset value. The custody fee is an asset and transaction-based fee. The fund accounting fee is an asset-based fee calculated at 0.004% of the Fund’s net asset value. For the six months ended April 30, 2022, the Fund incurred $517,085 in custody and fund accounting fees. As per agreement with the Fund’s custodian, the Fund receives interest income on cash balances held by the custodian at the BBH Base Rate. The BBH Base Rate is defined as BBH’s effective trading rate in local money markets on each day. The total interest earned by the Fund for the six months ended April 30, 2022 was $2,725. This amount is included in “Interest income” in the Statement of Operations. In the event that the Fund is overdrawn, under the custody agreement with BBH, BBH will make overnight loans to the Fund to cover overdrafts. Pursuant to their agreement, the Fund will pay the Federal Funds overnight investment rate on the day of the overdraft. The total interest incurred by the Fund for the six months ended April 30, 2022, was $606. This amount is included under line item “Custody and fund accounting fees” in the Statement of Operations.

E.Board of Trustees’ Fees. Each Trustee who is not an “interested person” as defined under the 1940 Act receives an annual fee as well as reimbursement for reasonable out-of-pocket expenses from the Fund. For the six months ended April 30, 2022, the Fund incurred $69,358 in independent Trustee compensation and expense reimbursements.

F.Officers of the Trust. Officers of the Trust are also employees of BBH. Officers are paid no fees by the Trust for their services to the Trust.

4.Investment Transactions. For the six months ended April 30, 2022, the cost of purchases and the proceeds of sales of investment securities, other than short-term investments, were $3,645,991,106 and $2,421,318,268, respectively.

32

BBH LIMITED DURATION FUND

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2022 (unaudited)

5.Shares of Beneficial Interest. The Trust is permitted to issue an unlimited number of Class N shares and Class I shares of beneficial interest, at no par value. Transactions in Class N and Class I shares were as follows:

	For the six months ended April 30, 2022 (unaudited)		For the year ended October 31, 2021
	Shares	Dollars	Shares	Dollars
Class N
Shares sold	17,431,788	$178,562,159	37,397,145	$386,600,187
Shares issued in connection with reinvestments of dividends	409,034	4,176,315	754,073	7,791,895
Shares redeemed	(23,365,067)	(239,229,278)	(19,724,527)	(203,824,235)
Net increase (decrease)	(5,524,245)	$(56,490,804)	18,426,691	$190,567,847
Class I
Shares sold	271,997,632	$2,785,848,192	650,852,091	$6,725,074,175
Shares issued in connection with reinvestments of dividends	1,421,130	14,504,910	2,421,793	25,019,896
Shares redeemed	(431,476,711)	(4,397,653,581)	(288,574,356)	(2,981,442,444)
Net increase (decrease)	(158,057,949)	$(1,597,300,479)	364,699,528	$3,768,651,627

Included in Shares Sold and Shares Redeemed are shareholder exchanges during the six months ended April 30, 2022 and the year ended October 31, 2021. Specifically:

During the six months ended April 30, 2022, 644,524 shares of Class N were exchanged for 644,524 shares of Class I valued at $6,632,150 and 117,094 shares of Class I were exchanged for 117,174 shares of Class N valued at $1,202,554.

During the year ended October 31, 2021, 245,206 shares of Class N were exchanged for 245,372 shares of Class I valued at $2,536,380 and 1,144 shares of Class I were exchanged for 1,144 shares of Class N valued at $11,815.

financial statements april 30, 2022	33

BBH LIMITED DURATION FUND

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2022 (unaudited)

6.Principal Risk Factors and Indemnifications.

A.Principal Risk Factors. Investing in the Fund may involve certain risks, as discussed in the Fund’s prospectus, including but not limited to, those described below:

A shareholder may lose money by investing in the Fund (investment risk). The Fund is actively managed and the decisions by the Investment Adviser may cause the Fund to incur losses or miss profit opportunities (management risk). In the normal course of business, the Fund invests in securities and enters into transactions where risks exist due to failure of a counterparty to a transaction to perform (credit risk), changes in interest rates (interest rate risk), higher volatility for securities with longer maturities (maturity risk), financial performance or leverage of the issuer (issuer risk), difficulty in being able to purchase or sell a security (illiquid securities risk), or certain risks associated with investing in foreign securities not present in domestic investments, including, but not limited to, recovery of tax withheld by foreign jurisdictions (foreign investment risk). The Fund’s use of derivatives creates risks that are different from, or possibly greater than, the risks associated with investing directly in securities as the Fund could lose more than the principal amount invested (derivatives risk). The Fund invests in asset-backed and mortgage-backed securities (mortgage-backed securities risk) which are subject to the risk that borrowers may default on the obligations that underlie these securities. In addition, these securities may be paid off sooner (prepayment risk) or later than expected which may increase the volatility of securities during periods of fluctuating interest rates. The Fund may invest in bonds issued by foreign governments which may be unable or unwilling to make interest payments and/or repay the principal owed (sovereign debt risk). The Fund’s use of borrowing, in reverse repurchase agreements and investment in some derivatives, involves leverage. Leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s securities and may cause the Fund to be more volatile (leverage risk). The value of securities held by the Fund may decline in response to certain events, including: those directly involving the companies or issuers whose securities are held by the Fund; conditions affecting the general economy; overall market changes; local, regional or political, social or economic instability; and currency and interest rate and price fluctuations. Natural disasters, the spread of infectious illness and other public health emergencies, recession, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse effects on world economies and markets generally (market risk). The Fund’s shareholders may be adversely impacted by asset allocation decisions made by an investment adviser whose discretionary clients make up a large percentage of the Fund’s shareholders (shareholder concentration risk). While the U.S. Government has historically provided financial support to U.S. government-sponsored agencies or instrumentalities during times of financial stress, such as the various actions taken to stabilize the Federal National Mortgage Association and Federal Home Loan Mortgage Corporation during the credit crisis of 2008, no assurance can be given that it will do so in the future. Such securities are neither issued nor guaranteed by the U.S. Treasury (U.S. Government Agency Securities Risk). The Fund may invest in private placement securities that are issued pursuant to Regulation S and Rule 144A which have not been registered with the U.S. Securities and Exchange Commission (“SEC”). These securities may be subject to contractual restrictions which prohibit or limit

34

BBH LIMITED DURATION FUND

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2022 (unaudited)

their resale (private placement risk). The United Kingdom’s Financial Conduct Authority announced a phase out of the LIBOR. Although many LIBOR rates were phased out by the end of 2021, a selection of widely used USD LIBOR rates will continue to be published until June 2023 in order to assist with the transition. The unavailability and/ or discontinuation of LIBOR may affect the value, liquidity or return on certain fund investments that mature later than June 2023 and may result in costs incurred in connection with closing out positions and entering into new positions. Any pricing adjustments to the fund’s investments resulting from a substitute reference rate may also adversely affect the fund’s performance and/or net asset value (LIBOR transition risk). The extent of the Fund’s exposure to these risks in respect to these financial assets is included in their value as recorded in the Fund’s Statement of Assets and Liabilities.

Please refer to the Fund’s prospectus for a complete description of the principal risks of investing in the Fund.

B. Indemnifications.Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund, and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

7.Subsequent Events. BBH, the custodian and fund accountant for the Fund, has entered into an agreement with State Street Corporation (“State Street”) under which State Street will acquire BBH’s Investor Services business; which includes those services provided to the Fund. The transaction is expected to be completed in the third quarter of 2022, subject to customary closing conditions and regulatory approvals. Investment advisory, portfolio management and administrative services provided to BBH Trust by BBH through its SID are not impacted by the agreement with State Street.

 Management has evaluated events and transactions that have occurred since April 30, 2022 through the date the financial statements were issued and determined that there were no other that would require recognition or additional disclosure in the financial statements.

financial statements april 30, 2022	35

BBH LIMITED DURATION FUND

DISCLOSURE OF FUND EXPENSES

April 30, 2022 (unaudited)

EXAMPLE

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested distributions, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (November 1, 2021 to April 30, 2022).

ACTUAL EXPENSES

The first line of the table provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% Hypothetical Example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

36

BBH LIMITED DURATION FUND

DISCLOSURE OF FUND EXPENSES (continued)

April 30, 2022 (unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2021	Ending Account Value April 30, 2022	Expenses Paid During Period November 1, 2021 to April 30, 2022[1]
Class N
Actual	$1,000	$985	$1.72
Hypothetical[2]	$1,000	$1,023	$1.76

	Beginning Account Value November 1, 2021	Ending Account Value April 30, 2022	Expenses Paid During Period November 1, 2021 to April 30, 2022[1]
Class I
Actual	$1,000	$985	$1.33
Hypothetical[2]	$1,000	$1,023	$1.35

________________

[1]

Expenses are equal to the Fund’s annualized expense ratio of 0.35% and 0.27% for Class N and I shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

[2]	Assumes a return of 5% before expenses. For the purposes of the calculation, the applicable annualized expenses ratio for each class of shares is subtracted from the assumed return before expenses.

financial statements april 30, 2022	37

BBH LIMITED DURATION FUND

DISCLOSURE OF ADVISOR SELECTION

April 30, 2022 (unaudited)

Investment Advisory and Administrative Services Agreement Approval

The 1940 Act requires that a fund’s investment advisory agreements be approved annually by the fund’s board of trustees, including by a majority of the trustees who are not parties to the investment advisory agreements or “interested persons” of any party (“Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. However, due to the ongoing COVID-19 pandemic the U.S. Securities and Exchange Commission provided exemptive relief from the in-person provisions of Section 15 of the 1940 Act related to the approval certain agreements on March 25, 2020 (“Exemptive Relief”).

The Board, a majority of which is comprised of Independent Trustees, held meetings on November 18, 2021 and on December 14, 2021, in reliance on the Exemptive Relief, to consider whether to renew the combined Amended and Restated Investment Advisory and Administrative Services Agreement (the “Agreement”) between the Trust and the Investment Adviser with respect to the existing funds in the Trust, including the Fund. At the December 14, 2021 meeting, the Board voted to approve the renewal of the Agreement with respect to the Fund for an additional one-year term. In doing so, the Board determined that the terms of the Agreement were fair and reasonable and in the best interest of the Fund and its shareholders, and that it had received sufficient information to make an informed business decision with respect to the continuation of the Agreement.

Both in the meetings specifically held to address the continuance of the Agreement and at other meetings over the course of the year, the Board requested, received and assessed a variety of materials provided by the Investment Adviser and BBH, including, among other things, information about the nature, extent and quality of the services provided to the Fund by the Investment Adviser and BBH, including investment management, administrative and shareholder services, the oversight of Fund service providers, marketing, risk oversight, compliance, and the ability to meet applicable legal and regulatory requirements. The Board also received third-party comparative performance and fee and expense information for the Fund prepared by Broadridge Financial Solutions, Inc. (“Broadridge”) using data from Lipper Inc., an independent provider of investment company data (“Lipper Report”). The Board reviewed this report with Broadridge, counsel to the Trust (“Fund Counsel”) and BBH. The Board received from, and discussed with Fund Counsel a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements under the 1940 Act, as well as the guidance provided in Gartenburg v. Merrill Lynch Asset Management, Inc., which was affirmed in Jones v. Harris Associates, L.P. In addition, the Board met in executive session outside the presence of Fund management.

In approving the continuation of the Agreement, the Board considered: (a) the nature, extent and quality of services provided by the Investment Adviser; (b) the investment performance of the Fund; (c) the advisory fee and the cost of the services and profits to be realized by the Investment Adviser from its relationship with the Fund; (d) the Fund’s costs to investors compared to the costs of comparative funds and performance compared to the relevant performance of comparative funds; (e) the sharing of potential economies of scale; (f) fall-out benefits to the Investment Adviser as a result of its relationship with the Fund; and (g) other factors deemed relevant by the Board. The following is a summary of certain factors the Board considered in making its determination to approve the continuance of the Agreement. No single factor reviewed by the Board was identified as the principal factor in determining whether to approve the Agreement, and individual Trustees

38

BBH LIMITED DURATION FUND

DISCLOSURE OF ADVISOR SELECTION (continued)

April 30, 2022 (unaudited)

may have given different weight to various factors. The Board reviewed these factors with Fund Counsel. The Board concluded that the fees paid by the Fund to the Investment Adviser were reasonable based on the comparative performance, expense information, the cost of the services provided, and the profits realized by the Investment Adviser.

Nature, Extent and Quality of Services

The Board noted that, under the Agreement and with respect to the Fund, the Investment Adviser, subject to the supervision of the Board, is responsible for providing a continuous investment program and making purchases and sales of portfolio securities consistent with the Fund’s investment objective and policies. The Board further noted that, as a combined investment advisory and administration agreement, the Agreement also contemplates the provision of administrative services by the Investment Adviser to the Fund within the same fee structure. The Board received and considered information during the December meetings, and over the course of the previous year, regarding the nature, extent and quality of services provided to the Fund by the Investment Adviser including: portfolio management, the supervision of operations and compliance, preparation of regulatory filings, disclosures to Fund shareholders, general oversight of service providers, organizing Board meetings and preparing the materials for such Board meetings, assistance to the Board (including the Independent Trustees in their capacity as Trustees), legal and Chief Compliance Officer services for the Trust, and other services necessary for the operation of the Fund. The Board considered the resources of the Investment Adviser and BBH, as a whole, dedicated to the Fund noting that, pursuant to separate agreements, BBH also provides custody, shareholder servicing, and fund accounting services to the Fund. The Board considered the depth and range of services provided pursuant to the Agreement, noting that the Investment Adviser also coordinates the provision of services to the Fund by affiliated and nonaffiliated service providers.The Board considered the scope and quality of services provided by the Investment Adviser under the Agreement. The Board reviewed the qualifications of the key investment personnel primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered the policies and practices followed by BBH and the Investment Adviser. The Board noted that during the course of its regular meetings, it received reports on each of the foregoing topics. The Board concluded that, overall, it was satisfied with the nature, extent and quality of the investment advisory and administrative services provided, and expected to be provided, to the Fund pursuant to the Agreement.

Fund Performance

At the November 18, 2021 and December 14, 2021 meetings, and throughout the year, the Board received and considered performance information for the Fund provided by BBH. The Board also considered the Fund’s performance relative to a peer category of other mutual funds in a report compiled by Broadridge. As part of this review, the Trustees considered the composition of the peer category, selection criteria and reputation of Broadridge who prepared the peer category analysis. The Board reviewed and discussed with both BBH and Broadridge the report’s findings and discussed the positioning of the Fund relative to its selected peer category. The Board considered short-term and long-term investment performance for the Fund over various periods of time as compared to a selection of peer category, noting the Fund’s above average performance in the 1-, 2-, 4-, 5- and 10-year periods, and average performance in the 3-year period, each ended September 30, 2021. Additionally, the Board reviewed an additional peer category selected by the

financial statements april 30, 2022	39

BBH LIMITED DURATION FUND

DISCLOSURE OF ADVISOR SELECTION (continued)

April 30, 2022 (unaudited)

Investment Adviser and noted that the Fund performed in the top quintile when compared to the additional peer category for each of the respective periods. In evaluating the performance of the Fund, the Board considered the risk expectations for the Fund as well as the relevant market conditions for the Fund’s investments and investment strategy. Based on this information, and in light of the Fund’s historic investment style, the Board concluded that it was satisfied with the Fund’s investment results.

Costs of Services Provided and Profitability

The Board considered the fee rates paid by the Fund to the Investment Adviser in light of the nature, extent and quality of the services provided to the Fund. The Board also considered and reviewed the fee waiver arrangement that was in place for the Fund’s Class N shares and considered the actual fee rates after taking into account the waiver. The Board received and considered information comparing the Fund’s combined investment advisory and administration fee and the Fund’s net operating expenses with those of other comparable mutual funds, such peer category and comparisons having been selected and calculated by Broadridge, noting that the Fund compared exceedingly well to the selected peer category. The Board recognized that it is difficult to make comparisons of the fee rate, or of combined advisory and administration fees, because there are variations in the services that are included in the fees paid by other funds. The Board concluded that the advisory and administration fee appeared to be both reasonable in light of the services rendered and the result of arm’s length negotiations.

With regard to profitability, the Trustees considered the compensation and benefits flowing to the Investment Adviser and BBH, directly or indirectly. The Board reviewed annualized profitability data for the Fund using data for 2021 and prior years as of September 30, for both the Investment Adviser and BBH. The data also included the effect of revenue generated by the shareholder servicing, custody and fund accounting fees paid by the Fund to BBH. The Board conducted a detailed review of the allocation methods used in preparing the profitability data. The Board focused on profitability of the Investment Adviser and BBH’s relationships with the Fund before taxes and distribution expenses. The Board concluded that the Investment Adviser’s and BBH’s profitability was not excessive in light of the nature, extent and quality of services provided to the Fund.

The Board also considered the effect of fall-out benefits to the Investment Adviser and BBH such as the increased visibility of BBH’s investment management business due to the distribution of the Trust’s funds. The Board considered other benefits received by BBH and the Investment Adviser as a result of their relationships with the Fund. These other benefits include fees received for being the Fund’s administrator, custodian, fund accounting and shareholder servicing agent. In light of the costs of providing services pursuant to the Agreement as well as the Investment Adviser and BBH’s commitment to the Fund, the ancillary benefits that the Investment Adviser and BBH received were considered reasonable.

Economies of Scale

The Board also considered the existence of economies of scale and whether those economies are passed along to the Fund’s shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by the Investment Adviser. The Board considered the fee schedule for the Fund, noting the existence of a graduated investment advisory fee. Based on information it had been provided over

40

BBH LIMITED DURATION FUND

DISCLOSURE OF ADVISOR SELECTION (continued)

April 30, 2022 (unaudited)

many years, the Board observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there appeared to be no uniformity or pattern in the fees and asset levels at which breakpoints apply. In light of the Fund’s current size and expense structure, the Board concluded that the current breakpoints for the Fund were reasonable. The Board concluded that the fees paid by the Fund to the Investment Adviser were reasonable based on the comparative performance, expense information, the cost of the services provided and the profits to be realized by the Investment Adviser.

financial statements april 30, 2022	41

BBH LIMITED DURATION FUND

CONFLICTS OF INTEREST

April 30, 2022 (unaudited)

Description of Potential Material Conflicts of Interest - Investment Adviser

BBH, including the Investment Adviser, provides discretionary and non-discretionary investment management services and products to corporations, institutions and individual investors throughout the world. As a result, in the ordinary course of its businesses, BBH, including the Investment Adviser, may engage in activities in which its interests or the interests of its clients may conflict with or be adverse to the interests of the Fund. In addition, certain of such clients (including the Fund) utilize the services of BBH for which they will pay to BBH customary fees and expenses that will not be shared with the Fund.

The Investment Adviser has adopted and implemented policies and procedures that seek to manage conflicts of interest. Pursuant to such policies and procedures, the Investment Adviser monitors a variety of areas, including compliance with fund investment guidelines, and compliance with its Code of Ethics.

The Trust also manages these conflicts of interest. For example, the Trust has designated a Chief Compliance Officer (“CCO”) and has adopted and implemented policies and procedures designed to manage the conflicts identified below and other conflicts that may arise in the course of the Fund’s operations in such a way as to safeguard the Fund from being negatively affected as a result of any such potential conflicts. From time to time, the Trustees receive reports from the Investment Adviser and the Trust’s CCO on areas of potential conflict.

Investors should carefully review the following, which describes potential and actual conflicts of interest that BBH and the Investment Adviser can face in the operation of their respective investment management services. This section is not, and is not intended to be, a complete enumeration or explanation of all of the potential conflicts of interest that may arise. The Investment Adviser and the Fund have adopted policies and procedures reasonably designed to appropriately prevent, limit or mitigate the conflicts of interest described below. Additional information about potential conflicts of interest regarding the Investment Adviser is set forth in the Investment Adviser’s Form ADV. A copy of Part 1 and Part 2A of the Investment Adviser’s Form ADV is available on the SEC’s website (www.adviserinfo.sec.gov). In addition, many of the activities that create these conflicts of interest are limited and/or prohibited by law, unless an exception is available.

Other Clients and Allocation of Investment Opportunities. BBH and the Investment Adviser manage funds and accounts of clients other than the Fund (“Other Clients”). In general, BBH and the Investment Adviser face conflicts of interest when they render investment advisory services to different clients and, from time to time, provide dissimilar investment advice to different clients. Investment decisions will not necessarily be made in parallel among the Fund and Other Clients. Investments made by the Fund do not, and are not intended to, replicate the investments, or the investment methods and strategies, of Other Clients. Accordingly, such Other Clients may produce results that are materially different from those experienced by the Fund. Certain other conflicts of interest may arise in connection with a portfolio manager’s management of the Fund’s investments, on the one hand, and the investments of other funds or accounts for which the portfolio manager is responsible, on the other. For example, it is possible that the various funds or accounts managed by the Investment Adviser could have different investment strategies that, at times, might conflict with one another to the possible detriment of the Fund. From time to time, the Investment Adviser sponsor funds and other investment pools and accounts which engage in the same or similar businesses as the Fund using the same or similar investment strategies. To the extent that the same investment opportunities might

42

BBH LIMITED DURATION FUND

CONFLICTS OF INTEREST (continued)

April 30, 2022 (unaudited)

be desirable for more than one account or fund, possible conflicts could arise in determining how to allocate them because the Investment Adviser may have an incentive to allocate investment opportunities to certain accounts or funds. However, BBH and the Investment Adviser have implemented policies and procedures designed to ensure that information relevant to investment decisions is disseminated promptly within its portfolio management teams and investment opportunities are allocated equitably among different clients. The policies and procedures require, among other things, objective allocation for limited investment opportunities, and documentation and review of justifications for any decisions to make investments only for select accounts or in a manner disproportionate to the size of the account. Nevertheless, access to investment opportunities may be allocated differently among accounts due to the particular characteristics of an account, such as size of the account, cash position, tax status, risk tolerance and investment restrictions or for other reasons.

Actual or potential conflicts of interest may also arise when a portfolio manager has management responsibilities to multiple accounts or funds, resulting in unequal commitment of time and attention to the portfolio management of the funds or accounts.

Affiliated Service Providers. Other potential conflicts might include conflicts between the Fund and its affiliated and unaffiliated service providers (e.g., conflicting duties of loyalty). In addition to providing investment management services through the SID, BBH provides administrative, custody, shareholder servicing and fund accounting services to the Fund. BBH may have conflicting duties of loyalty while servicing the Fund and/or opportunities to further its own interest to the detriment of the Fund. For example, in negotiating fee arrangements with affiliated service providers, BBH may have an incentive to agree to higher fees than it would in the case of unaffiliated providers. BBH acting in its capacity as the Fund’s administrator is the primary valuation agent of the Fund. BBH values securities and assets in the Fund according to the Fund’s valuation policies. Because the Investment Adviser’s advisory and administrative fees are calculated by reference to a Fund’s net assets, BBH and its affiliates may have an incentive to seek to overvalue certain assets.

Aggregation. Potential conflicts of interest also arise with the aggregation of trade orders. Purchases and sales of securities for the Fund may be aggregated with orders for other client accounts managed by the Investment Adviser. The Investment Adviser, however, is not required to aggregate orders if portfolio management decisions for different accounts are made separately, or if it is determined that aggregating is not practicable, or in cases involving client direction. Prevailing trading activity frequently may make impossible the receipt of the same price or execution on the entire volume of securities purchased or sold. When this occurs, the various prices may be averaged, and the Fund will be charged or credited with the average price. Thus, the effect of the aggregation may operate on some occasions to the disadvantage of the Fund. In addition, under certain circumstances, the Fund will not be charged the same commission or commission equivalent rates in connection with an aggregated order.

Cross Trades. Under certain circumstances, the Investment Adviser, on behalf of the Fund, may seek to buy from or sell securities to another fund or account advised by BBH or the Investment Adviser. Subject to applicable law and regulation, BBH or the Investment Adviser may (but is not required to) effect purchases and sales between BBH’s or the Investment Adviser’s clients (“cross trades”), including the Fund, if BBH or

financial statements april 30, 2022	43

BBH LIMITED DURATION FUND

CONFLICTS OF INTEREST (continued)

April 30, 2022 (unaudited)

the Investment Adviser believes such transactions are appropriate based on each party’s investment objectives and guidelines. There may be potential conflicts of interest or regulatory issues relating to these transactions which could limit the Investment Adviser’s decision to engage in these transactions for the Fund. BBH or the Investment Adviser may have a potentially conflicting division of loyalties and responsibilities to the parties in such transactions.

Soft Dollars. The Investment Adviser may direct brokerage transactions and/or payment of a portion of client commissions (“soft dollars”) to specific brokers or dealers or other providers to pay for research or other appropriate services which provide, in the Investment Adviser’s view, appropriate assistance in the investment decision-making process (including with respect to futures, fixed price offerings and over-the-counter transactions). The use of a broker that provides research and securities transaction services may result in a higher commission than that offered by a broker who does not provide such services. The Investment Adviser will determine in good faith whether the amount of commission is reasonable in relation to the value of research and services provided and whether the services provide lawful and appropriate assistance in its investment decision-making responsibilities.

Research or other services obtained in this manner may be used in servicing any or all of the Fund and other accounts managed by the Investment Adviser, including in connection with accounts that do not pay commissions to the broker related to the research or other service arrangements. Such products and services may disproportionately benefit other client accounts relative to the Fund based on the amount of brokerage commissions paid by the Fund and such other accounts. To the extent that the Investment Adviser uses soft dollars, it will not have to pay for those products and services itself.

BBH may receive research that is bundled with the trade execution, clearing, and/or settlement services provided by a particular broker-dealer. To the extent that the Investment Adviser receives research on this basis, many of the same conflicts related to traditional soft dollars may exist. For example, the research effectively will be paid by client commissions that also will be used to pay for the execution, clearing, and settlement services provided by the broker-dealer and will not be paid by the Investment Adviser.

Arrangements regarding compensation and delegation of responsibility may create conflicts relating to selection of brokers or dealers to execute Fund portfolio trades and/or specific uses of commissions from Fund portfolio trades, administration of investment advice and valuation of securities.

Investments in BBH Funds. From time-to-time, BBH may invest a portion of the assets of its discretionary investment advisory clients in the Fund. That investment by BBH on behalf of its discretionary investment advisory clients in the Fund may be significant at times.

Increasing the Fund’s assets may enhance investment flexibility and diversification and may contribute to economies of scale that tend to reduce the Fund’s expense ratio. In selecting the Fund for its discretionary investment advisory clients, BBH may limit its selection to funds managed by BBH or the Investment Adviser. BBH may not consider or canvass the universe of unaffiliated investment companies available, even though there may be unaffiliated investment companies that may be more appropriate or that have superior

44

BBH LIMITED DURATION FUND

CONFLICTS OF INTEREST (continued)

April 30, 2022 (unaudited)

performance. BBH, the Investment Adviser and their affiliates providing services to the Fund benefit from additional fees when the Fund is included as an investment for a discretionary investment advisory client.

BBH reserves the right to redeem at any time some or all of the shares of the Fund acquired for its discretionary investment advisory clients’ accounts. A large redemption of shares of the Fund by BBH on behalf of its discretionary investment advisory clients could significantly reduce the asset size of the Fund, which might have an adverse effect on the Fund’s investment flexibility, portfolio diversification and expense ratio.

Valuation. When market quotations are not readily available or are believed by BBH to be unreliable, the Fund’s investments will be valued at fair value by BBH pursuant to procedures adopted by the Fund’s Board of Trustees. When determining an asset’s “fair value,” BBH seeks to determine the price that a Fund might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. The price generally may not be determined based on what the Fund might reasonably expect to receive for selling an asset at a later time or if it holds the asset to maturity. While fair value determinations will be based upon all available factors that BBH deems relevant at the time of the determination and may be based on analytical values determined by BBH using proprietary or third-party valuation models, fair value represents only a good faith approximation of the value of a security. The fair value of one or more securities may not, in retrospect, be the price at which those assets could have been sold during the period in which the particular fair values were used in determining the Fund’s net asset value. As a result, the Fund’s sale or redemption of its shares at net asset value, at a time when a holding or holdings are valued by BBH (pursuant to Board-adopted procedures) at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders.

Referral Arrangements. BBH may enter into advisory and/or referral arrangements with third parties. Such arrangements may include compensation paid by BBH to the third party. BBH may pay a solicitation fee for referrals and/or advisory or incentive fees. BBH may benefit from increased amounts of assets under management.

Personal Trading. BBH, including the Investment Adviser, and any of their respective partners, principals, directors, officers, employees, affiliates or agents, face conflicts of interest when transacting in securities for their own accounts because they could benefit by trading in the same securities as the Fund, which could have an adverse effect on the Fund. However, BBH, including the Investment Adviser, has implemented policies and procedures concerning personal trading by BBH Partners and employees. The policies and procedures are intended to prevent BBH Partners and employees with access to Fund material non-public information from trading in the same securities as the Fund.

Gifts and Entertainment. From time to time, employees of BBH, including the Investment Adviser, and any of their respective partners, principals, directors, officers, employees, affiliates or agents, may receive gifts and/or entertainment from clients, intermediaries, or service providers to the Fund or BBH, including the Investment Adviser, which could have the appearance of affecting or may potentially affect the judgment of the employees, or the manner in which they conduct business. BBH, including the Investment Adviser, has implemented policies and procedures concerning gifts and entertainment to mitigate any impact on the judgment of BBH Partners and employees.

financial statements april 30, 2022	45

BBH LIMITED DURATION FUND

OPERATION AND EFFECTIVENESS OF THE FUND’S LIQUIDITY RISK MANAGEMENT PROGRAM

April 30, 2022 (unaudited)

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”) to promote effective liquidity risk management throughout the open-end investment company industry in order to reduce the risk that funds will be unable to meet their redemption obligations and mitigate dilution of the interests of fund shareholders.

The Board of Trustees (the “Board”) of BBH Trust met on March 8, 2022 to review the liquidity risk management program (the “Program”) for the funds of BBH Trust (the “Funds”) pursuant to the Liquidity Rule. The Board has appointed three members of the Brown Brothers Harriman & Co. Mutual Fund Advisory Department, the Investment Adviser to the Funds, as the Program Administrator for each Fund’s Program. The Program Administrator provided the Board with a report (the “Report”) that addressed the operations of the Program and assessed its adequacy and effectiveness of the Program. The Report covered the period from February 1, 2021 through January 31, 2022 (the “Reporting Period”).

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing a Fund’s liquidity risk, including the following points.

Liquidity classification. The Report described the Program’s liquidity classification methodology for categorizing the Funds’ investments into one of four liquidity buckets.

Highly Liquid Investment Minimum. The Report noted that one aspect of the Liquidity Rule is a requirement that funds that are expected to have less than 50% of assets classified as other than “highly liquid” should establish a minimum percentage of highly liquid assets that the fund is expected to hold on an on-going basis. The Program Administrator monitors the percentages of assets in each category on an ongoing basis and, given that no Fund has approached the 50% threshold, has made the determination that it is not necessary to assign a Highly Liquid Investment Minimum as provided for in the Liquidity Rule to any of the Funds.

The Fund’s investment strategy and liquidity of portfolio investments during normal and reasonably foreseeable stressed market conditions. During the Reporting Period, the Program Administrator reviewed whether each Fund’s investment strategy is appropriate for an open-end fund structure with a focus on Funds with more significant and consistent holdings of less liquid and illiquid assets and factored a Fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account.

Short-term and long-term cash flow projections during normal and reasonably foreseeable stressed market conditions. During the Reporting Period, the Program Administrator reviewed historical redemption activity and used this information as a component to establish each Fund’s reasonably anticipated trading size. The Program Administrator also took into consideration other factors such as shareholder ownership concentration, applicable distribution channels and the degree of certainty associated with a Fund’s short-term and long-term cash flow projections.

Holdings of cash and cash equivalents. The Program Administrator considered the degree to which each Fund held cash and cash equivalents as a component of each Fund’s ability to meet redemption requests.

46

BBH LIMITED DURATION FUND

OPERATION AND EFFECTIVENESS OF THE FUND’S LIQUIDITY RISK MANAGEMENT PROGRAM (continued)

April 30, 2022 (unaudited)

There were no material changes to the Program during the Reporting Period. The Program Administrator has informed the Board that it believes that the Fund’s Program is adequately designed, has been implemented as intended, and has operated effectively since its implementation. No material exceptions have been noted since the implementation of the Program, and there were no liquidity events that impacted the Fund or its ability to meet redemption requests on a timely basis during the Reporting Period.

financial statements april 30, 2022	47

Administrator

Brown Brothers Harriman & Co.

140 Broadway

New York, NY 10005

Distributor

ALPS Distributors, Inc.

1290 Broadway, Suite 1000

Denver, CO 80203

Shareholder Servicing Agent

Brown Brothers Harriman & Co.

140 Broadway

New York, NY 10005

1-800-575-1265

Investment Adviser Brown Brothers Harriman Mutual Fund Advisory Department 140 Broadway New York, NY 10005

To obtain information or make shareholder inquiries:

By telephone:	Call 1-800-575-1265
By E-mail send your request to:	bbhfunds@bbh.com
On the internet:	www.bbhfunds.com

This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of the Fund.

For more complete information, visit www.bbhfunds.com for a prospectus. You should consider the Fund's investment objectives, risks, charges and expenses carefully before you invest. Information about these and other important subjects is in the Fund’s prospectus, which you should read carefully before investing.

Holdings and allocations are subject to change. Fund holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities. Current and future holdings are subject to risk.

The Fund’s Forms N-MFP are available electronically on the SEC’s website (sec.gov). For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semi-annual report, or annual report on the Fund’s web site at http://www.bbhfunds.com.

A summary of the Fund’s Proxy Voting Policy that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio, as well as a record of how the Fund voted any such proxies during the most recent 12-month period ended June 30, is available, without charge, upon request by calling the toll-free number listed above. This information is also available on the SEC’s website at www.sec.gov.

NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

Semi-Annual Report

APRIL 30, 2022

BBH Income Fund

BBH INCOME FUND

PORTFOLIO ALLOCATION

April 30, 2022 (unaudited)

BREAKDOWN BY SECURITY TYPE

	U.S. $ Value	Percent of Net Assets
Asset Backed Securities	$110,277,671	19.1%
Commercial Mortgage Backed Securities	39,720,950	6.9
Corporate Bonds	260,663,486	45.1
Loan Participations and Assignments	105,883,364	18.3
Municipal Bonds	5,802,859	1.0
Preferred Stock	18,336,132	3.2
Residential Mortgage Backed Securities	1,915,240	0.3
U.S. Treasury Bills	6,597,843	1.1
U.S. Treasury Bonds and Notes	33,928,451	5.9
Liabilities in Excess of Other Assets	(5,133,637)	(0.9)
NET ASSETS	$577,992,359	100.0%

All data as of April 30, 2022. The BBH Income Fund’s (the “Fund”) breakdown by security type is expressed as a percentage of net assets and may vary over time.

The accompanying notes are an integral part of these financial statements.

2

BBH INCOME FUND

PORTFOLIO OF INVESTMENTS

April 30, 2022 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	ASSET BACKED SECURITIES (19.1%)
$2,640,000	ABPCI Direct Lending Fund ABS I, Ltd. 2020-1A1,2	12/20/30	3.199%	$2,531,431
2,270,000	ABPCI Direct Lending Fund ABS II LLC 2022-2A1,2	03/01/32	4.987	2,237,849
1,245,061	Adams Outdoor Advertising LP 2018-1[1]	11/15/48	4.810	1,254,177
1,480,000	Ares PBN Finance Co. LLC[1,2]	10/15/36	6.000	1,470,021
3,983,208	BHG Securitization Trust 2022-A1	02/20/35	1.710	3,891,006
919,696	Business Jet Securities LLC 2020-1A1	11/15/35	2.981	877,418
1,430,000	CARS-DB4 LP 2020-1A1	02/15/50	4.170	1,392,471
1,049,374	CF Hippolyta LLC 2020-1[1]	07/15/60	2.280	977,065
1,750,000	CFG Investments, Ltd. 2021-1[1]	05/20/32	5.820	1,698,632
2,000,000	Credit Acceptance Auto Loan Trust 2020-2A1	09/17/29	1.930	1,946,794
2,850,000	DigitalBridge Issuer LLC 2021-1A1	09/25/51	3.933	2,692,674
1,070,000	Elm Trust 2020-3A1	08/20/29	2.954	1,035,708
2,490,000	Elm Trust 2020-4A1	10/20/29	2.286	2,363,932
79,368	FCI Funding LLC 2019-1A1	02/18/31	3.630	79,619
4,460,000	Flexential Issuer 2021-1A1	11/27/51	3.250	4,188,418
979,986	FNA LLC 2019-1[2]	12/10/31	3.000	976,360
1,670,000	FREED ABS Trust 2022-2CP1	05/18/29	4.490	1,655,055
1,501,893	Global SC Finance VII Srl 2020-1A1	10/17/40	2.170	1,397,491
1,425,680	Global SC Finance VII Srl 2020-2A1	11/19/40	2.260	1,327,831
4,270,000	Golub Capital Partners ABS Funding, Ltd. 2021-1A1	04/20/29	2.773	4,024,444
1,430,000	Lendmark Funding Trust 2019-1A1	12/20/27	3.000	1,421,183
1,120,000	Lendmark Funding Trust 2019-2A1	04/20/28	2.780	1,108,446
508,658	LIAS Administration Fee Issuer LLC 2018-1A	07/25/48	5.956	514,221
690,000	Mariner Finance Issuance Trust 2019-AA1	07/20/32	2.960	689,207
1,070,000	Mariner Finance Issuance Trust 2020-AA1	08/21/34	2.190	1,028,730
1,260,000	Monroe Capital ABS Funding, Ltd. 2021-1A1	04/22/31	2.815	1,171,929
1,790,000	Monroe Capital Income Plus ABS Funding LLC 2022-1A1	04/30/32	5.150	1,756,169
2,700,000	Neuberger Berman Loan Advisers Clo 40 Ltd. 2021-40A (3-Month USD-LIBOR + 1.060%)[1,3]	04/16/33	2.104	2,671,469
2,520,000	New Residential Advance Receivables Trust Advance Receivables Backed 2020-T1	08/15/53	1.426	2,457,248
355,313	Newtek Small Business Loan Trust 2018-1 (U.S. Prime Rate - 0.550%)[1,3]	02/25/44	2.950	353,804
168,546	Newtek Small Business Loan Trust 2018-1 (U.S. Prime Rate + 0.750%)[1,3]	02/25/44	4.250	168,268
3,550,000	NextGear Floorplan Master Owner Trust 2022-1A1	03/15/27	2.800	3,450,618
3,960,000	Niagara Park CLO, Ltd. 2019-1A (3-Month USD-LIBOR + 1.000%)[1,3]	07/17/32	2.044	3,914,358

The accompanying notes are an integral part of these financial statements.

financial statements april 30, 2022	3

BBH INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2022 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	ASSET BACKED SECURITIES (continued)
$2,180,000	OnDeck Asset Securitization Trust III LLC 2021-1A1	05/17/27	1.590%	$2,070,476
8,439	OneMain Financial Issuance Trust 2019-1A1	02/14/31	3.480	8,437
1,540,000	OneMain Financial Issuance Trust 2020-1A1	05/14/32	3.840	1,547,431
2,930,000	OneMain Financial Issuance Trust 2022-S1[1]	05/14/35	4.130	2,937,911
5,630,000	Oportun Issuance Trust 2021-C1	10/08/31	2.180	5,257,525
370,004	Oscar US Funding XI LLC 2019-2A1	09/11/23	2.590	370,461
822,926	Oxford Finance Funding LLC 2019-1A1	02/15/27	4.459	827,211
2,964,477	Oxford Finance Funding LLC 2020-1A1	02/15/28	3.101	2,964,045
1,940,000	Palmer Square Loan Funding, Ltd. 2019-3A (3-Month USD-LIBOR + 2.100%)[1,3]	08/20/27	2.580	1,943,428
749,184	ReadyCap Lending Small Business Loan Trust 2019-2 (U.S. Prime Rate - 0.500%)[1,3]	12/27/44	3.000	732,715
5,150,000	Regional Management Issuance Trust 2022-1[1]	03/15/32	3.070	4,941,889
2,060,000	Republic Finance Issuance Trust 2020-A1	11/20/30	2.470	1,997,852
2,130,000	Sabey Data Center Issuer LLC 2020-1[1]	04/20/45	3.812	2,094,225
1,500,000	Santander Drive Auto Receivables Trust 2020-1	12/15/25	4.110	1,512,753
1,940,000	Santander Revolving Auto Loan Trust 2019-A1	01/26/32	2.510	1,874,592
2,310,000	Southwick Park CLO LLC 2019-4A (3-Month USD-LIBOR + 1.060%)[1,3]	07/20/32	2.123	2,291,873
2,159,383	Stack Infrastructure Issuer LLC 2019-1A1	02/25/44	4.540	2,154,489
491,960	SWC Funding LLC 2018-1A1,2	08/15/33	4.750	478,436
1,590,950	Textainer Marine Containers VII, Ltd. 2020-1A1	08/21/45	2.730	1,514,829
4,867,336	Thrust Engine Leasing DAC 2021-1A1	07/15/40	4.163	4,374,942
5,911,184	VC 3 LS LP 2021-B	10/15/41	4.750	5,843,206
2,187,632	VCP RRL ABS I Ltd. 2021-1A1	10/20/31	2.152	2,163,731
1,657,835	WRG Debt Funding IV LLC 2020-1[1,2]	07/15/28	6.535	1,651,168
	Total Asset Backed Securities (Cost $113,670,299)			110,277,671

	COMMERCIAL MORTGAGE BACKED SECURITIES (6.9%)
1,390,000	BPR Trust 2022-OANA (1-Month CME Term SOFR + 2.697%)[1,3]	04/15/37	3.047	1,387,360
2,190,000	BXMT, Ltd. 2020-FL2 (30-Day SOFR + 1.014%)[1,3]	02/15/38	1.282	2,165,590
1,250,000	BXMT, Ltd. 2020-FL3 (30-Day SOFR + 2.664%)[1,3]	11/15/37	2.932	1,250,000
786,000	CG-CCRE Commercial Mortgage Trust 2014-FL2 (1-Month USD-LIBOR + 4.000%)[1,3]	11/15/31	2.738	621,247
146,085	CG-CCRE Commercial Mortgage Trust 2014-FL2 (1-Month USD-LIBOR + 4.250%)[1,2,3]	11/15/31	4.619	132,499

The accompanying notes are an integral part of these financial statements.

4

BBH INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2022 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	COMMERCIAL MORTGAGE BACKED SECURITIES (continued)
$1,375,473	CG-CCRE Commercial Mortgage Trust 2014-FL2 (1-Month USD-LIBOR + 5.000%)[1,2,3]	11/15/31	5.380%	$1,099,690
600,000	CGMS Commercial Mortgage Trust 2017-MDRB (1-Month USD-LIBOR + 1.750%)[1,3]	07/15/30	2.304	598,774
890,000	Citigroup Commercial Mortgage Trust 2019-SMRT[1]	01/10/36	4.149	895,412
3,540,000	CSMC 2018-SITE[1,3,4]	04/15/36	4.782	3,417,540
5,870,000	DFVI 2021-1A1,2	12/15/29	2.982	5,870,000
1,000,000	Hudsons Bay Simon JV Trust 2015-HB10[1,3,4]	08/05/34	5.447	750,653
240,000	JPMBB Commercial Mortgage Securities Trust 2014-C24[1,3,4].	11/15/47	3.884	169,919
3,070,000	Morgan Stanley Capital I Trust 2019-BPR (1-Month USD-LIBOR + 1.400%)[1,3]	05/15/36	1.954	3,028,516
5,860,000	MTN Commercial Mortgage Trust 2022-LPFL (1-Month CME Term SOFR + 1.896%)[1,3]	03/15/39	2.405	5,815,961
1,087,167	NADG NNN Operating LP 2019-1[1]	12/28/49	3.368	1,051,546
3,964,764	Ready Capital Mortgage Financing LLC 2021-FL7 (1-Month USD-LIBOR + 1.200%)[1,3]	11/25/36	1.868	3,930,357
2,270,000	SPGN Mortgage Trust 2022-TFLM (1-Month CME Term SOFR + 2.650%)[1,3]	02/15/39	3.159	2,224,519
1,310,000	SPGN Mortgage Trust 2022-TFLM (1-Month CME Term SOFR + 3.500%)[1,3]	02/15/39	4.009	1,284,144
890,000	STWD, Ltd. 2019-FL1 (1-Month CME Term SOFR + 1.714%)[1,3]	07/15/38	2.236	886,473
300,000	UBS-BAMLL Trust 2012-WRM[1]	06/10/30	3.663	299,525
2,915,000	Wells Fargo Commercial Mortgage Trust 2020-SDAL (1-Month USD-LIBOR + 1.340%)[1,3]	02/15/37	1.894	2,841,225
	Total Commercial Mortgage Backed Securities (Cost $40,820,848)			39,720,950

	CORPORATE BONDS (45.1%)
	AEROSPACE/DEFENSE (1.4%)
2,220,000	BAE Systems , Plc.[1]	04/15/30	3.400	2,070,848
3,250,000	Boeing Co.	05/01/23	4.508	3,280,002
2,700,000	Boeing Co.	02/01/28	3.250	2,488,645
				7,839,495
	AIRLINES (0.2%)
880,000	Delta Air Lines, Inc./SkyMiles IP, Ltd.[1]	10/20/28	4.750	869,737
	BANKS (6.3%)
1,155,000	ANZ New Zealand Int'l, Ltd., London Branch[1]	03/19/24	3.400	1,156,081

The accompanying notes are an integral part of these financial statements.

financial statements april 30, 2022	5

BBH INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2022 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	CORPORATE BONDS (continued)
	BANKS (continued)
$5,910,000	Bank of America Corp. (5-Year CMT Index + 2.760%)[3,5]		4.375%	$5,230,350
1,365,000	Bank of New Zealand[1]	02/20/24	3.500	1,370,272
3,095,000	Bank of Nova Scotia	03/11/27	2.951	2,945,540
1,735,000	HSBC Holdings, Plc	03/31/30	4.950	1,750,469
1,140,000	HSBC Holdings, Plc (SOFR + 2.387%)[3]	06/04/31	2.848	984,040
2,020,000	JPMorgan Chase & Co. (3-Month CME Term SOFR + 1.585%)[3]	03/13/26	2.005	1,903,010
2,340,000	Lloyds Banking Group, Plc	05/08/25	4.450	2,363,756
2,440,000	Mitsubishi UFJ Financial Group, Inc.	07/17/25	1.412	2,250,030
1,410,000	Morgan Stanley (SOFR + 1.990%)[3]	04/28/26	2.188	1,329,792
2,000,000	Morgan Stanley (SOFR + 1.610%)[3]	04/20/28	4.210	1,983,949
3,310,000	Toronto-Dominion Bank	03/10/27	2.800	3,149,462
6,100,000	US Bancorp (5-Year CMT Index + 2.541%)[3,5]		3.700	5,211,047
1,245,000	Wells Fargo & Co. (SOFR + 2.000%)[3]	04/30/26	2.188	1,176,010
1,165,000	Wells Fargo & Co. (SOFR + 2.100%)[3]	06/02/28	2.393	1,059,835
3,020,000	Wells Fargo & Co. (SOFR + 1.500%)[3]	03/02/33	3.350	2,743,979
				36,607,622
	BEVERAGES (0.2%)
1,310,000	Anheuser-Busch InBev Worldwide, Inc.	01/23/39	5.450	1,392,121
	BIOTECHNOLOGY (0.2%)
1,395,000	Amgen, Inc.	02/21/27	2.200	1,295,236
	BUILDING MATERIALS (0.9%)
2,472,000	Builders FirstSource, Inc.[1]	06/01/27	6.750	2,549,250
2,530,000	James Hardie International Finance DAC[1]	01/15/28	5.000	2,440,413
				4,989,663
	DIVERSIFIED FINANCIAL SERVICES (5.6%)
2,160,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	10/29/24	1.750	2,010,048
485,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	10/15/27	4.625	470,105
1,265,000	American Express Co.	03/04/27	2.550	1,190,798
2,330,000	Aviation Capital Group LLC[1]	12/15/24	5.500	2,364,923
2,685,000	Avolon Holdings Funding, Ltd.[1]	07/01/24	3.950	2,637,501
925,000	Avolon Holdings Funding, Ltd.[1]	01/15/26	5.500	926,398
3,055,000	Bread Financial Holdings, Inc.[1]	12/15/24	4.750	2,963,350
2,338,000	Brightsphere Investment Group, Inc.	07/27/26	4.800	2,174,340
2,345,000	Capital One Financial Corp.	05/11/27	3.650	2,274,191
840,000	Credit Acceptance Corp.[1]	12/31/24	5.125	829,928

The accompanying notes are an integral part of these financial statements.

6

BBH INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2022 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	CORPORATE BONDS (continued)
	DIVERSIFIED FINANCIAL SERVICES (continued)
$1,400,000	Credit Acceptance Corp.	03/15/26	6.625%	$1,414,000
2,485,000	Drawbridge Special Opportunities Fund LP / Drawbridge Special Opportunities Finance[1]	02/15/26	3.875	2,345,174
2,550,000	GCM Grosvenor Diversified Alternatives Issuer LLC[1,2]	11/15/41	6.000	2,060,655
2,050,000	Oxford Finance LLC / Oxford Finance Co.-Issuer II, Inc.[1]	02/01/27	6.375	2,075,215
4,620,000	Sculptor Alternative Solutions LLC[1,2]	05/15/37	6.000	4,349,268
2,655,000	Strategic Credit Opportunities Partners LLC	04/01/26	4.250	2,474,906
				32,560,800
	ELECTRIC (1.9%)
1,840,000	Alabama Power Co.	03/15/32	3.050	1,678,901
1,635,000	Avista Corp.	04/01/52	4.000	1,521,298
5,065,000	Edison International (5-Year CMT Index + 4.698%)[3,5]		5.375	4,671,601
2,095,000	Narragansett Electric Co.[1]	04/09/30	3.395	1,963,761
1,060,000	PacifiCorp	04/01/24	3.600	1,067,033
				10,902,594
	GAS (0.2%)
1,455,000	Southern California Gas Co.	04/15/27	2.950	1,391,402
	HEALTHCARE-SERVICES (0.6%)
825,000	Centene Corp.	12/15/27	4.250	800,250
2,545,000	PeaceHealth Obligated Group	11/15/50	3.218	2,076,288
490,000	Sutter Health	08/15/30	2.294	421,004
				3,297,542
	INSURANCE (10.4%)
4,175,000	Aegon NV (6-Month USD-LIBOR + 3.540%)[3]	04/11/48	5.500	4,275,659
2,880,000	Ascot Group, Ltd.[1]	12/15/30	4.250	2,787,947
2,035,000	Athene Global Funding[1]	06/29/25	2.550	1,953,789
5,715,000	AXIS Specialty Finance LLC (5-Year CMT Index + 3.186%)[3]	01/15/40	4.900	5,314,950
4,210,000	Doctors Co. An Interinsurance Exchange[1]	01/18/32	4.500	3,818,148
1,600,000	Enstar Finance LLC (5-Year CMT Index + 5.468%)[3]	09/01/40	5.750	1,573,783
4,100,000	Enstar Finance LLC (5-Year CMT Index + 4.006%)[3]	01/15/42	5.500	3,813,000
2,195,000	Fairfax Financial Holdings, Ltd.	04/29/30	4.625	2,145,179
4,765,000	Fidelis Insurance Holdings, Ltd. (5-Year CMT Index + 6.323%)[1,3]	04/01/41	6.625	4,791,207
2,720,000	Guardian Life Global Funding[1]	03/29/27	3.246	2,656,188
1,690,000	Metropolitan Life Global Funding I1	03/21/29	3.300	1,612,970
1,180,000	New York Life Insurance Co.[1]	05/15/50	3.750	1,028,376
3,708,000	PartnerRe Finance B LLC (5-Year CMT Index + 3.815%)[3]	10/01/50	4.500	3,466,980

The accompanying notes are an integral part of these financial statements.

financial statements april 30, 2022	7

BBH INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2022 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	CORPORATE BONDS (continued)
	INSURANCE (continued)
$2,995,000	Sirius International Group, Ltd.[1]	11/01/26	4.600%	$2,871,306
3,125,000	Stewart Information Services Corp.	11/15/31	3.600	2,696,336
4,830,000	Swiss Re Finance Luxembourg S.A. (5-Year CMT Index + 3.582%)[1,3]	04/02/49	5.000	4,830,029
2,520,000	Teachers Insurance & Annuity Association of America[1]	05/15/50	3.300	2,018,670
2,660,000	United Insurance Holdings Corp.	12/15/27	6.250	2,571,249
6,280,000	Universal Insurance Holdings, Inc.	11/30/26	5.625	6,024,310
				60,250,076
	INVESTMENT COMPANIES (8.4%)
2,960,000	Apollo Investment Corp.	07/16/26	4.500	2,757,101
200,000	Business Development Corp. of America[1]	12/30/22	4.750	199,326
2,930,000	Business Development Corp. of America[1]	12/15/24	4.850	2,908,218
2,490,000	Capital Southwest Corp.	01/31/26	4.500	2,427,750
1,635,000	CION Investment Corp.[2]	02/11/26	4.500	1,508,581
5,725,000	Fairfax India Holdings Corp.[1]	02/26/28	5.000	5,628,333
1,370,000	FS KKR Capital Corp.	02/01/25	4.125	1,343,992
3,450,000	FS KKR Capital Corp.[1]	02/14/25	4.250	3,314,299
2,330,000	Gladstone Capital Corp.	01/31/26	5.125	2,289,225
2,580,000	Golub Capital BDC, Inc.	04/15/24	3.375	2,531,602
1,965,000	Main Street Capital Corp.	05/01/24	5.200	1,986,896
3,185,000	Morgan Stanley Direct Lending Fund[1]	02/11/27	4.500	2,986,720
2,095,000	OFS Capital Corp.	02/10/26	4.750	2,018,951
1,445,000	Owl Rock Capital Corp. II1	11/26/24	4.625	1,423,081
2,560,000	Owl Rock Technology Finance Corp.[1]	06/30/25	6.750	2,617,181
2,535,000	PennantPark Floating Rate Capital, Ltd.	04/01/26	4.250	2,358,503
3,025,000	Saratoga Investment Corp.	02/28/26	4.375	2,907,557
3,050,000	Silver Point Specialty Credit Fund, L.P.[2]	11/04/26	4.000	2,847,418
1,775,000	Stellus Capital Investment Corp.	03/30/26	4.875	1,726,573
3,165,000	Trinity Capital, Inc.	12/15/26	4.250	2,898,363
				48,679,670
	OIL & GAS (1.0%)
2,280,000	Equinor ASA	04/06/25	2.875	2,245,453
860,000	Equinor ASA	05/22/30	2.375	766,579

The accompanying notes are an integral part of these financial statements.

8

BBH INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2022 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	CORPORATE BONDS (continued)
	OIL & GAS (continued)
$2,610,000	Exxon Mobil Corp.	03/19/30	3.482%	$2,541,148
				5,553,180
	PACKAGING&CONTAINERS (0.2%)
1,465,000	AptarGroup, Inc.	03/15/32	3.600	1,337,199
	PHARMACEUTICALS (0.8%)
1,695,000	AbbVie, Inc.	05/14/25	3.600	1,683,923
455,000	AbbVie, Inc.	05/14/35	4.500	449,525
450,000	AbbVie, Inc.	05/14/36	4.300	435,069
730,000	Bausch Health Cos., Inc.[1]	06/01/28	4.875	647,692
1,630,000	Bristol-Myers Squibb Co.	03/15/52	3.700	1,444,467
				4,660,676
	PIPELINES (2.7%)
4,045,000	Energy Transfer LP (3-Month USD-LIBOR + 4.028%)[3,5]		6.250	3,438,250
2,230,000	EnLink Midstream LLC[1]	01/15/28	5.625	2,209,706
2,230,000	EnLink Midstream Partners, LP	06/01/25	4.150	2,168,675
2,430,000	Harvest Midstream I LP1	09/01/28	7.500	2,465,624
4,400,000	MPLX LP (3-Month USD-LIBOR + 4.652%)[3,5]		6.875	4,307,600
1,150,000	Northriver Midstream Finance LP1	02/15/26	5.625	1,121,250
				15,711,105
	PRIVATE EQUITY (0.3%)
2,095,000	Apollo Management Holdings LP (5-Year CMT Index + 3.266%)[1,3]	01/14/50	4.950	1,945,402
	REAL ESTATE INVESTMENT TRUSTS (2.7%)
5,075,000	EF Holdco / EF Cayman Hold / Ellington Finance REIT Cayman/TRS / EF Cayman Non-MTM[1]	04/01/27	5.875	5,036,742
2,065,000	HAT Holdings I LLC / HAT Holdings II LLC[1]	06/15/26	3.375	1,896,764
2,300,000	HAT Holdings I LLC / HAT Holdings II LLC[1]	09/15/30	3.750	1,983,750
1,380,000	Scentre Group Trust 1/Scentre Group Trust 2[1]	02/12/25	3.500	1,365,871
1,945,000	Scentre Group Trust 1/Scentre Group Trust 2[1]	01/28/26	3.625	1,907,218
1,345,000	Scentre Group Trust 2 (5-Year CMT Index + 4.685%)[1,3]	09/24/80	5.125	1,284,193
2,065,000	Starwood Property Trust, Inc.[1]	01/15/27	4.375	1,926,418
				15,400,956
	RETAIL (0.5%)
3,450,000	Nordstrom, Inc.	04/01/30	4.375	3,002,432

The accompanying notes are an integral part of these financial statements.

financial statements april 30, 2022	9

BBH INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2022 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	CORPORATE BONDS (continued)
	SEMICONDUCTORS (0.4%)
$2,100,000	ams-OSRAM AG1	07/31/25	7.000%	$2,125,641
	TELECOMMUNICATIONS (0.2%)
875,000	Connect Finco S.a r.l. / Connect US Finco LLC[1]	10/01/26	6.750	850,937
	Total Corporate Bonds (Cost $274,291,114)			260,663,486

	LOAN PARTICIPATIONS AND ASSIGNMENTS (18.3%)
5,110,000	AAdvantage Loyality IP, Ltd. (3-Month USD-LIBOR + 4.750%)[3]	04/20/28	5.813	5,196,563
3,341,814	AHP Health Partners, Inc. (1-Month USD-LIBOR + 3.500%)[3]	08/24/28	4.264	3,319,892
4,560,000	Air Canada (3-Month USD-LIBOR + 3.500%)[3]	08/11/28	4.250	4,508,700
2,446,018	AL NGPL Holdings LLC (3-Month USD-LIBOR + 3.750%)[3]	04/14/28	4.750	2,437,604
3,042,411	Allen Media LLC (3-Month CME Term SOFR + 5.500%)[3]	02/10/27	6.151	3,011,226
2,319,758	Allspring Buyer LLC (3-Month USD-LIBOR + 3.250%)[3]	11/01/28	4.313	2,313,634
397,101	Athenahealth Group, Inc. (3-Month CME Term SOFR + 1.750%)[3]	02/15/29	1.750	391,145
2,342,899	Athenahealth Group, Inc. (1-Month CME Term SOFR + 3.500%)[3]	02/15/29	4.009	2,307,755
1,180,745	Avolon TLB Borrower 1 (US) LLC Term B3 (1-Month USD-LIBOR + 1.750%)[3]	01/15/25	2.500	1,167,462
1,947,616	Axalta Coating Systems Dutch Holding B BV Term B3 (3-Month USD-LIBOR + 1.750%)[3]	06/01/24	2.756	1,927,088
2,380,000	Bausch Health Companies, Inc. Term B (3-Month CME Term SOFR + 5.250%)[3]	02/01/27	6.016	2,299,675
2,810,929	BCP Renaissance Parent LLC Term B3 (1-Month CME Term SOFR + 3.500%)[3]	11/02/26	4.500	2,781,077
1,386,833	Buckeye Partners LP Term B1 (1-Month USD-LIBOR + 2.250%)[3]	11/01/26	2.707	1,376,182
1,916,239	Clarios Global LP (1-Month USD-LIBOR + 3.250%)[3]	04/30/26	4.014	1,883,509
3,870,505	Connect Finco S.a.r.l. (1-Month USD-LIBOR + 3.500%)[3]	12/11/26	4.500	3,844,224
2,500,000	Delos Finance S.a.r.l. (3-Month USD-LIBOR + 1.750%)[3]	10/06/23	2.756	2,488,850
4,080,724	Eastern Power LLC (3-Month USD-LIBOR + 3.750%)[3]	10/02/25	4.756	2,932,612
2,419,369	Elanco Animal Health, Inc. (1-Month USD-LIBOR + 1.750%)[3].	08/01/27	2.205	2,367,958
1,925,325	Geon Performance Solutions LLC (Fka. Echo US Holdings LLC) (1-Month USD-LIBOR + 4.750%)[3]	08/18/28	5.514	1,914,505
1,819,060	GIP II Blue Holding, LP (3-Month USD-LIBOR + 4.500%)[3]	09/29/28	5.506	1,811,856
1,571,871	Global Medical Responce, Inc. (3-Month USD-LIBOR + 4.250%)[3]	03/14/25	5.250	1,558,337
780,412	Icon Plc. (3-Month USD-LIBOR + 2.250%)[3]	07/03/28	3.313	775,410

The accompanying notes are an integral part of these financial statements.

10

BBH INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2022 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	LOAN PARTICIPATIONS AND ASSIGNMENTS (continued)
$3,132,292	Icon Plc. (3-Month USD-LIBOR + 2.250%)[3]	07/03/28	3.313%	$3,112,214
4,983,630	ILPEA Parent, Inc. (1-Month USD-LIBOR + 4.500%)[3]	06/22/28	5.270	4,890,187
1,785,888	Iridium Satellite LLC Term B2 (1-Month USD-LIBOR + 2.500%)[3]	11/04/26	3.264	1,773,048
2,848,475	Jazz Pharmaceuticals Plc. (1-Month USD-LIBOR + 3.500%)[3]	05/05/28	4.264	2,842,778
2,280,000	LendingTree, Inc. Term B (3-Month USD-LIBOR + 4.750%)[3]	09/15/28	4.750	2,262,900
2,955,375	Lumen Technologies, Inc. Term A (1-Month USD-LIBOR + 2.000%)[3]	01/31/25	2.764	2,916,600
3,050,000	Medline Borrower, LP (1-Month USD-LIBOR + 3.250%)[3]	10/23/28	4.014	2,996,625
3,070,000	MIP V Waste LLC (1-Month USD-LIBOR + 3.250%)[3]	12/08/28	4.014	3,050,813
3,059,625	MPH Acquisition Holdings LLC (3-Month USD-LIBOR + 4.250%)[3]	09/01/28	4.758	2,933,905
2,687,841	NorthRiver Midstream Finance LP Term B (3-Month USD-LIBOR + 3.250%)[3]	10/01/25	4.217	2,668,704
5,602,663	OCM System One Buyer CTB LLC (6-Month CME Term SOFR + 4.000%)[3]	03/02/28	4.750	5,532,629
2,685,204	Organon & Co. (3-Month USD-LIBOR + 3.000%)[3]	06/02/28	3.563	2,670,113
3,080,000	Propulsion (BC) Midco S.a.r.l.[3]	02/10/29	4.500	3,062,690
2,110,000	SkyMiles IP, Ltd. (3-Month USD-LIBOR + 3.750%)[3]	10/20/27	4.750	2,177,689
2,760,546	UGI Energy Services LLC (1-Month USD-LIBOR + 3.750%)[3]	08/13/26	4.514	2,752,789
3,752,100	United AirLines, Inc. Term B (3-Month USD-LIBOR + 3.750%)[3]	04/21/28	4.500	3,716,718
1,809,271	Vistra Operations Company LLC (fka Tex Operations Co. LLC) (1-Month USD-LIBOR + 1.750%)[3]	12/31/25	2.472	1,783,869
2,145,000	Wyndham Hotels & Resorts, Inc. Term B (1-Month USD-LIBOR + 1.750%)[3]	05/30/25	2.514	2,123,829
	Total Loan Participations and Assignments (Cost $107,785,054)			105,883,364

	MUNICIPAL BONDS (1.0%)
1,645,000	Indiana Finance Authority, Revenue Bonds	03/01/51	3.313	1,291,118
5,605,000	Port Authority of New York & New Jersey, Revenue Bonds	10/01/33	2.000	4,511,741
	Total Municipal Bonds (Cost $7,336,082)			5,802,859

	PREFERRED STOCK (3.2%)
178,600	Eagle Point Credit Co., Inc.	01/31/29	5.375	4,195,314
99,600	First Eagle Alternative Capital BDC, Inc.	05/25/26	5.000	2,464,104
132,600	Gladstone Investment Corp.	11/01/28	4.875	3,295,110

The accompanying notes are an integral part of these financial statements.

financial statements april 30, 2022	11

BBH INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2022 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	PREFERRED STOCK (continued)
$93,600	Horizon Technology Finance Corp.	03/30/26	4.875%	$2,327,832
130,800	Oxford Lane Capital Corp.	01/31/27	5.000	3,118,272
114,000	Trinity Capital, Inc.	01/16/25	7.000	2,935,500
	Total Preferred Stock (Cost $18,770,836)			18,336,132

	RESIDENTIAL MORTGAGE BACKED SECURITIES (0.3%)
592,513	Cascade Funding Mortgage Trust 2018-RM2[1,3,4]	10/25/68	4.000	587,235
915,550	Cascade Funding Mortgage Trust 2019-RM3[1,3,4]	06/25/69	2.800	893,639
446,845	RMF Proprietary Issuance Trust 2019-1[1,3,4]	10/25/63	2.750	434,366
	Total Residential Mortgage Backed Securities (Cost $1,949,738)			1,915,240

	U.S. TREASURY BILLS (1.1%)
3,000,000	U.S. Treasury Bill[6]	05/17/22	0.000	2,999,610
3,300,000	U.S. Treasury Bill[6]	05/24/22	0.000	3,299,374
300,000	U.S. Treasury Bill[6,7]	09/08/22	0.000	298,859
	Total U.S. Treasury Bills (Cost $6,598,166)			6,597,843

	U.S. TREASURY BONDS AND NOTES (5.9%)
36,000,000	U.S. Treasury Bond[7]	08/15/41	1.750	28,518,750
3,865,000	U.S. Treasury Bond	08/15/50	1.375	2,660,056
700,000	U.S. Treasury Note[7]	02/15/23	2.000	700,520
1,200,000	U.S. Treasury Note[7]	10/31/23	1.625	1,184,203
300,000	U.S. Treasury Note[7]	08/15/26	1.500	282,305
500,000	U.S. Treasury Note[7]	08/31/28	1.125	446,914
150,000	U.S. Treasury Note[7]	12/31/28	1.375	135,703
	Total U.S. Treasury Bonds and Notes (Cost $38,435,143)			$33,928,451

TOTAL INVESTMENTS (Cost $609,657,280)[8]	100.9%	$583,125,996
LIABILITIES IN EXCESS OF OTHER ASSETS	(0.9)%	(5,133,637)
NET ASSETS	100.0%	$577,992,359
_______________________
[1]

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities owned at April 30, 2022 was $250,253,091 or 43.3% of net assets.

The accompanying notes are an integral part of these financial statements.

12

BBH INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2022 (unaudited)

[2]	Security that used significant unobservable inputs to determine fair value.
[3]	Variable rate instrument. Interest rates change on specific dates (such as coupon or interest payment date). The yield shown represents the April 30, 2022 coupon or interest rate.
[4]	This variable rate security is based on a predetermined schedule and the rate at period end also represents the reference rate at period end.
[5]	Security is perpetual in nature and has no stated maturity date.
[6]	Security issued with zero coupon. Income is recognized through accretion of discount.
[7]	All or a portion of this security is held at the broker as collateral for open futures contracts.
[8]

The aggregate cost for federal income tax purposes is $609,657,280, the aggregate gross unrealized appreciation is $1,476,813 and the aggregate gross unrealized depreciation is $39,769,651, resulting in net unrealized depreciation of $38,292,838.

Abbreviations:
CMT – Constant Maturity Treasury.
LIBOR – London Interbank Offered Rate.
SOFR – Secured Overnight Financing Rate.

FINANCIAL FUTURES CONTRACTS

The following futures contracts were open at April 30, 2022:

	Number of	Expiration	Notional	Market	Unrealized Gain /
Description	Contracts	Date	Amount	Value	(Loss)
Contracts to Buy:
U.S. Long Bond	100	June 2022	$15,406,250	$14,068,750	$(1,337,500)
U.S. Treasury 5-Year Notes	480	June 2022	56,523,461	54,082,500	(2,440,961)
U.S. Treasury 10-Year Notes	655	June 2022	80,948,909	78,047,344	(2,901,565)
U.S. Ultra 10-Year Notes	162	June 2022	22,437,102	20,898,000	(1,539,102)
U.S. Ultra Bond	198	June 2022	35,604,344	31,766,625	(3,837,719)
					$(12,056,847)
Contracts to Sell:
U.S. Treasury 2-Year Notes	79	June 2022	$16,949,481	16,654,188	$295,293
Net Unrealized (Loss) on Open Futures Contracts					$(11,761,554)

The accompanying notes are an integral part of these financial statements.

financial statements april 30, 2022	13

BBH INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2022 (unaudited)

FAIR VALUE MEASUREMENTS

The Fund is required to disclose information regarding the fair value measurements of the Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirement established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including, for example, the risk inherent in a particular valuation technique used to measure fair value, including the model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own considerations about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Authoritative guidance establishes three levels of the fair value hierarchy as follows:

—	Level 1 – unadjusted quoted prices in active markets for identical assets and liabilities.
—	Level 2 – significant other observable inputs (including quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk, etc.).
—	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets and liabilities).

The accompanying notes are an integral part of these financial statements.

14

BBH INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2022 (unaudited)

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires judgment by the investment adviser. The investment adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the investment adviser’s perceived risk of that instrument.

Financial assets within Level 1 are based on quoted market prices in active markets. The Fund does not adjust the quoted price for these instruments.

Financial instruments that trade in markets that are not considered to be active but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include investment-grade corporate bonds, U.S. Treasury notes and bonds, and certain non-U.S. sovereign obligations and over-the-counter derivatives. As Level 2 financial assets include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Financial assets classified within Level 3 have significant unobservable inputs, as they trade infrequently. Level 3 financial assets include private equity and certain corporate debt securities.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

The accompanying notes are an integral part of these financial statements.

financial statements april 30, 2022	15

BBH INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2022 (unaudited)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of April 30, 2022.

Investments, at value	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of April 30, 2022
Asset Backed Securities	$—	$100,932,406	$9,345,265	$110,277,671
Commercial Mortgage Backed Securities	—	32,618,761	7,102,189	39,720,950
Corporate Bonds	—	249,897,564	10,765,922	260,663,486
Loan Participations and Assignments	—	105,883,364	—	105,883,364
Municipal Bonds	—	5,802,859	—	5,802,859
Preferred Stock	15,400,632	2,935,500	—	18,336,132
Residential Mortgage Backed Securities.	—	1,915,240	—	1,915,240
U.S. Treasury Bills	—	6,597,843	—	6,597,843
U.S. Treasury Bonds and Notes	—	33,928,451	—	33,928,451
Total Investment, at value	$15,400,632	$540,511,988	$27,213,376	$583,125,996
Other Financial Instruments, at value
Financial Futures Contracts	$(11,761,554)	$—	$—	$(11,761,554)
Other Financial Instruments, at value	$(11,761,554)	$—	$—	$(11,761,554)

The accompanying notes are an integral part of these financial statements.

16

BBH INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2022 (unaudited)

The following is a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining fair value during the period ended April 30, 2022:

	Asset Backed Securities	Commercial Mortgage Backed Securities	Corporate Bonds	Total
Balance as of October 31, 2021	$11,932,402	$1,309,688	$4,687,961	$17,930,051
Purchases	2,270,000	5,870,000	7,170,000	15,310,000
Sales / Paydowns	(1,409,595)	—	—	(1,409,595)
Realized gains (losses)	—	—	—	—
Change in unrealized appreciation (depreciation)	(135,764)	(78,292)	(1,092,039)	(1,306,095)
Amortization	(3)	793	—	790
Transfers from Level 3	(5,843,206)	—	—	(5,843,206)
Transfers to Level 3	2,531,431	—	—	2,531,431
Balance as of April 30, 2022	$9,345,265	$7,102,189	$10,765,922	$27,213,376

The Fund’s investments classified as Level 3 were either single broker quoted or valued using a model approach, including the Fund’s assumptions in determining their fair value.

The accompanying notes are an integral part of these financial statements.

financial statements april 30, 2022	17

BBH INCOME FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2022 (unaudited)

ASSETS:
Investments in securities, at value (Cost $609,657,280)	$583,125,996
Cash	250,642
Receivables for:
Investments sold	2,698,282
Interest	1,011,823
Dividends	40,402
Shares sold	25,113
Total Assets	587,152,258
LIABILITIES:
Payables for:
Investments purchased	8,095,638
Futures variation margin on open contracts	454,173
Investment advisory and administrative fees	192,732
Dividends declared	154,032
Shares redeemed	124,555
Custody and fund accounting fees	66,269
Professional fees	42,006
Transfer agent fees	4,932
Board of Trustees' fees	1,692
Accrued expenses and other liabilities	23,870
Total Liabilities	9,159,899
NET ASSETS	$577,992,359
Net Assets Consist of:
Paid-in capital	$626,270,597
Accumulated deficit	(48,278,238)
Net Assets	$577,992,359
NET ASSET VALUE AND OFFERING PRICE PER SHARE
CLASS I SHARES
($577,992,359 ÷ 61,064,907 shares outstanding)	$9.47

The accompanying notes are an integral part of these financial statements.

18

BBH INCOME FUND

STATEMENT OF OPERATIONS

For the six months ended April 30, 2022 (unaudited)

NET INVESTMENT INCOME:
Income:
Dividends	$379,931
Interest income	10,867,285
Other income	125,972
Total Income	11,373,188
Expenses:
Investment advisory and administrative fees	1,200,729
Custody and fund accounting fees	58,186
Professional fees	42,684
Board of Trustees' fees	29,149
Transfer agent fees	16,252
Miscellaneous expenses	52,865
Total Expenses	1,399,865
Net Investment Income	9,973,323
NET REALIZED AND UNREALIZED LOSS:
Net realized loss on investments in securities	(3,228,160)
Net realized loss on futures contracts	(8,118,252)
Net realized loss on investments in securities and futures contracts	(11,346,412)
Net change in unrealized appreciation/(depreciation) on investments in securities	(40,651,735)
Net change in unrealized appreciation/(depreciation) on futures contracts	(9,793,976)
Net change in unrealized appreciation/(depreciation) on investments in securities and futures contracts	(50,445,711)
Net Realized and Unrealized Loss	(61,792,123)
Net Decrease in Net Assets Resulting from Operations	$(51,818,800)

The accompanying notes are an integral part of these financial statements.

financial statements april 30, 2022	19

BBH INCOME FUND

STATEMENTS OF CHANGES IN NET ASSETS

	For the six months ended April 30, 2022 (unaudited)	For the year ended October 31, 2021
INCREASE IN NET ASSETS:
Operations:
Net investment income	$9,973,323	$17,430,111
Net realized loss on investments in securities and futures contracts	(11,346,412)	(132,131)
Net change in unrealized appreciation/(depreciation) on investments in securities and futures contracts	(50,445,711)	6,465,042
Net increase (decrease) in net assets resulting from operations	(51,818,800)	23,763,022
Dividends and distributions declared:
Class I	(9,947,695)	(36,718,571)
Share transactions:
Proceeds from sales of shares	58,665,195	216,267,575
Net asset value of shares issued to shareholders for reinvestment of dividends and distributions	1,365,573	3,100,657
Proceeds from short-term redemption fees	750	2,369
Cost of shares redeemed	(32,518,573)	(62,053,028)
Net increase in net assets resulting from share transactions	27,512,945	157,317,573
Total increase/(decrease) in net assets	(34,253,550)	144,362,024
NET ASSETS:
Beginning of period	612,245,909	467,883,885
End of period	$577,992,359	$612,245,909

The accompanying notes are an integral part of these financial statements.

20

BBH INCOME FUND

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for a Class I share outstanding throughout each period.

	For the six months ended April 30, 2022	For the years ended October 31,			For the period from June 27, 2018 (commencement of operations) to
	(unaudited)	2021	2020	2019	October 31, 2018
Net asset value, beginning of period	$10.49	$10.77	$10.61	$9.83	$10.00
Income from investment operations:
Net investment income[1]	0.17	0.34	0.34	0.36	0.10
Net realized and unrealized gain (loss)	(1.02)	0.15	0.46	0.78	(0.17)
Total income (loss) from investment operations	(0.85)	0.49	0.80	1.14	(0.07)
Less dividends and distributions:
From net investment income	(0.17)	(0.33)	(0.34)	(0.36)	(0.10)
From net realized gains	—	(0.44)	(0.30)	—	—
Total dividends and distributions	(0.17)	(0.77)	(0.64)	(0.36)	(0.10)
Short-term redemptions fees[1]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	—
Net asset value, end of period	$9.47	$10.49	$10.77	$10.61	$9.83
Total return[3]	(8.22)%[4]	4.64%	7.87%	11.76%	(0.75)%[4]
Ratios/Supplemental data:
Net assets, end of period (in millions)	$578	$612	$468	$406	$147
Ratio of expenses to average net assets before reductions	0.47%[5]	0.47%	0.48%	0.52%	0.67%[6]
Fee waiver[7]	—%	—%	—%	(0.02)%	(0.17)%[6]
Ratio of expenses to average net assets after reductions	0.47%[5]	0.47%	0.48%	0.50%	0.50%[6]
Ratio of net investment income to average net assets	3.32%[5]	3.19%	3.24%	3.49%	3.12%[6]
Portfolio turnover rate	38%[4]	69%	116%	77%	94%[4]

____________

[1]	Calculated using average shares outstanding for the period.
[2]	Less than $0.01.
[3]	Assumes the reinvestment of distributions.
[4]	Not annualized.
[5]	Annualized.
[6]	Annualized with the exception of audit fees, legal fees and registration fees.
[7]

The ratio of expenses to average net assets for the six months ended April 30, 2022, the years ended October 31, 2021, 2020, 2019, and the period ended October 31, 2018 reflect fees reduced as result of a contractual operating expense limitation of the Fund to 0.50%. The agreement is effective through March 1, 2023 and may only be terminated during its term with approval of the Fund’s Board of Trustees. For the six months ended April 30, 2022, the years ended October 31, 2021, 2020, 2019 and the period from June 27, 2018 to October 31, 2018, the waived fees were $-, $-, $-, $55,757 and $94,185, respectively.

The accompanying notes are an integral part of these financial statements.

financial statements april 30, 2022	21

BBH INCOME FUND

NOTES TO FINANCIAL STATEMENTS

April 30, 2022 (unaudited)

1.Organization. The Fund is a separate, diversified series of BBH Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was originally organized under the laws of the State of Maryland on July 16, 1990 as BBH Fund, Inc. and re-organized as a Delaware statutory trust on June 12, 2007. The Fund commenced operations on June 27, 2018 and offers two share classes, Class N and Class I. As of April 30, 2022, Class N shares are not available for purchase by investors but may be offered in the future. The investment objective of the Fund is to provide maximum total return, with an emphasis on current income, consistent with preservation of capital and prudent investment management. Neither Class N shares nor Class I shares automatically convert to any other share class of the Fund. As of April 30, 2022, there were eight series of the Trust.

2.Significant Accounting Policies. The Fund’s financial statements are prepared in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The following summarizes significant accounting policies of the Fund:

A.Valuation of Investments. Bonds and other fixed income securities, including restricted securities (other than short-term obligations but including listed issues) are valued at their most recent bid prices (sales price if the principal market is an exchange) in the principal market in which such securities are normally traded, on the basis of valuations furnished by a pricing service, use of which has been approved by the Board of Trustees (the “Board”). In making such valuations, the pricing service utilizes both dealer supplied valuations and electronic data processing techniques, which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, without exclusive reliance upon quoted prices, or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. Futures contracts held by the Fund are valued daily at the official settlement price of the exchange on which it is traded.

 Securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. Short-term investments, which mature in 60 days or less are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original maturity when acquired by the Fund was more than 60 days, unless the use of amortized cost is determined not to represent “fair value” by the Board.

22

BBH INCOME FUND

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2022 (unaudited)

B.Accounting for Investments and Income. Investment transactions are accounted for on the trade date. Realized gains and losses on investment transactions are determined based on the identified cost method. Interest income is accrued daily and consists of interest accrued, discount earned (including, if any, both original issue and market discount) and premium amortization on the investments of the Fund. Investment income is recorded net of any foreign taxes withheld where recovery of such tax is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of the interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

C.Fund Expenses. Most expenses of the Trust can be directly attributed to a specific fund. Expenses which cannot be directly attributed to a fund are generally apportioned among each fund in the Trust on a net assets basis or other suitable method. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

D.Financial Futures Contracts. The Fund may enter into open futures contracts in order to economically hedge against anticipated future changes in interest rates which otherwise might either adversely affect the value of securities held for the Fund or adversely affect the prices of securities that are intended to be purchased at a later date for the Fund. The contractual amount of the futures contracts represents the investment the Fund has in a particular contract and does not necessarily represent the amounts potentially subject to risk of loss. Trading in futures contracts involves, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The measurement of risk associated with futures contracts is meaningful only when all related and offsetting transactions are considered. Gains and losses are realized upon the expiration or closing of the futures contracts.

 Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in economically hedged security values and/or interest rates, and potential losses in excess of the Fund’s initial investment.

Open future contracts held at April 30, 2022, are listed in the Portfolio of Investments.

For the six months ended April 30, 2022, the average monthly notional amount of open futures contracts was $186,368,701. The range of monthly notional amounts was $165,430,266 to $227,869,545.

financial statements april 30, 2022	23

BBH INCOME FUND

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2022 (unaudited)

Fair Values of Derivative Instruments as of April 30, 2022

Derivatives not accounted for as economically hedging instruments under authoritative guidance for derivatives instruments and hedging activities:

	Asset Derivatives			Liability Derivatives
Risk	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest Rate Risk	Net unrealized appreciation/ (depreciation) on futures contracts	$295,293	*	Net unrealized appreciation/ (depreciation) on futures contracts	$(12,056,847	)*

Total		$295,293			$(12,056,847)

 ____________

*

Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Assets and Liabilities and Notes to Financial Statements. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.

Effect of Derivative Instruments on the Statement of Operations

Interest Rate Risk
Net Realized Loss on Derivatives
Futures Contracts	$(8,118,252)
Net Change in Unrealized Appreciation/(Depreciation) on
Derivatives Futures Contracts	$(9,793,976)

E.Private Placement Securities. The Fund may purchase securities that are not registered under the Securities Act of 1933, as amended (“1933 Act”) but that can be sold to “qualified institutional buyers” in accordance with the requirements stated in Rule 144A or the requirements stated in Regulation S of the 1933 Act (“Private Placement Securities”). A Private Placement Security may be considered illiquid, under SEC Regulations for open-end investment companies, and therefore subject to the 15% limitation on the purchase of illiquid securities, unless it is determined on an ongoing basis that an adequate trading market exists for the security, which is the case for the Fund. Guidelines have been adopted and the daily function of determining and monitoring liquidity of Private Placement Securities has been delegated to the investment adviser. All relevant factors will be considered in determining the liquidity of Private Placement Securities and all investments in Private Placement Securities will be carefully monitored. Information regarding Private Placement Securities is included at the end of the Portfolio of Investments.

24

BBH INCOME FUND

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2022 (unaudited)

F.Loan Participations and Assignments. The Fund may invest in loan participations and assignments, which include institutionally traded floating and fixed-rate debt securities generally acquired as an assignment from another holder of, or participation interest in, loans originated by a bank or financial institution (the “Lender”) that acts as agent for all holders. Some loan participations and assignments may be purchased on a “when-issued” basis. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan assignment, the Fund acquires the loan in whole or in part and becomes a lender under the loan agreement. The Fund generally has the right to enforce compliance with the terms of the loan agreement with the borrower.

Assignments and participations involve credit, interest rate, and liquidity risk. Interest rates on floating rate securities adjust with interest rate changes and/or issuer credit quality, and unexpected changes in such rates could result in losses to the Fund. The interest rates paid on a floating rate security in which the Fund invests generally are readjusted periodically to an increment over a designated benchmark rate, such as the one-month, three-month, six-month, or one-year London Interbank Offered Rate (“LIBOR”). LIBOR is a short-term interest rate that banks charge one another and is generally representative of the most competitive and current cash rates.

The Fund may have difficulty trading assignments and participations to third parties. There may be restrictions on transfer and only limited opportunities may exist to sell such securities in secondary markets. As a result, the Fund may be unable to sell assignments or participations at the desired time or may be able to sell only at a price less than fair market value. The Fund utilizes an independent third party to value individual loan participations and assignments on a daily basis.

G.Federal Income Taxes. It is the Trust’s policy to comply with the requirements of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required. The Fund files a tax return annually using tax accounting methods required under provisions of the Code, which may differ from GAAP, which is the basis on which these financial statements are prepared. Accordingly, the amount of net investment income and net realized gain reported in these financial statements may differ from that reported on the Fund’s tax return, due to certain book-to-tax timing differences such as losses deferred due to “wash sale” transactions and utilization of capital loss carryforwards. These differences may result in temporary over-distributions for financial statement purposes and are classified as distributions in excess of accumulated net realized gains or net investment income. These distributions do not constitute a return of capital. Permanent differences are reclassified between paid-in capital and retained earnings/(accumulated deficit) within the Statement of Assets and Liabilities based upon their tax classification. As such, the character of distributions to shareholders reported in the Financial Highlights table may differ from that reported to shareholders on Form 1099-DIV.

The Fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (“ASC 740”). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit

financial statements april 30, 2022	25

BBH INCOME FUND

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2022 (unaudited)

of a tax position taken or expected to be taken in a tax return. The Fund did not have any unrecognized tax benefits as of October 31, 2021, nor were there any increases or decreases in unrecognized tax benefits for the period then ended. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as an income tax expense in the Statement of Operations. During the six months ended April 30, 2022, the Fund did not incur any such interest or penalties. The Fund is subject to examination by U.S. federal and state tax authorities for returns filed for the prior three fiscal years. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

H.Dividends and Distributions to Shareholders. Dividends and distributions from net investment income to shareholders are declared daily and paid monthly to shareholders. Distributions from net capital gains, if any, are generally declared and paid annually and are recorded on the ex-dividend date. The Fund declared dividends in the amount of $9,947,695 to Class I shareholders during the six months ended April 30, 2022. In addition, the Fund designated a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

The tax character of distributions paid during the years ended October 31, 2021 and 2020, respectively, were as follows:

Distributions paid from:
	Ordinary income	Net long-term capital gain	Total taxable distributions	Tax return of capital	Total distributions paid
2021:	$30,192,596	$6,525,975	$36,718,571	$—	$36,718,571
2020:	22,866,799	3,484,694	26,351,493	—	26,351,493

As of October 31, 2021 and 2020, respectively, the components of retained earnings/(accumulated deficit) were as follows:

Components of retained earnings/(accumulated deficit):
	Undistributed ordinary income	Undistributed long-term capital gain	Accumulated capital and other losses	Other book/tax temporary differences	Unrealized appreciation/ (depreciation)	Total retained earnings/ (accumulated deficit)
2021:	$114,713	$—	$(257,363)	$1,478,034	$12,152,873	$13,488,257
2020:	13,177,330	6,525,346	—	1,053,299	5,687,831	26,443,806

26

BBH INCOME FUND

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2022 (unaudited)

The Fund had $257,363 of post-December 22, 2010 net capital loss carryforwards as of October 31, 2021, of which $205,257 and $52,106, is attributable to short-term and long-term capital losses, respectively.

The Fund is permitted to carryforward capital losses for an unlimited period and they will retain their character as either short-term or long-term capital losses rather than being considered all short-term capital losses.

Total distributions paid may differ from amounts reported in the Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid.

The differences between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales and paydowns on fixed income securities.

To the extent future capital gains are offset by capital loss carryforwards, if any, such gains will not be distributed.

I.Use of Estimates. The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the reporting period. Actual results could differ from these estimates.

3.Fees and Other Transactions with Affiliates.

A.Investment Advisory and Administrative Fees. Effective June 27, 2018 (commencement of operations), under a combined Investment Advisory and Administrative Services Agreement (“Agreement”) with the Trust, Brown Brothers Harriman & Co. (“BBH”) through a separately identifiable department (“SID” or “Investment Adviser”) provides investment advisory, portfolio management and administrative services to the Fund. The Fund pays a combined fee for investment advisory and administrative services calculated daily and paid monthly at an annual rate equivalent to 0.40% per annum on the Fund's average daily net assets. For the six months ended April 30, 2022, the Fund incurred $1,200,729 for services under the Agreement.

B.Investment Advisory and Administrative Fee Waivers. Effective June 27, 2018 (commencement of operations), the Investment Adviser has contractually agreed to waive fees and/or reimburse expenses in order to limit the total annual fund operating expenses (excluding interests, taxes, brokerage commissions, other expenditures that are capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business) for Class I shares to 0.50% on the Fund's average daily net assets. The agreement

financial statements april 30, 2022	27

BBH INCOME FUND

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2022 (unaudited)

will terminate on March 1, 2023, unless it is renewed by all parties to the agreement. The agreement may only be terminated during its term with approval of the Fund’s Board of Trustees. For the six months ended April 30, 2022, the Investment Adviser waived fees in the amount of $0 for Class I.

C.Custody and Fund Accounting Fees. BBH acts as a custodian and fund accountant and receives custody and fund accounting fees from the Fund calculated daily and incurred monthly. BBH holds all of the Fund’s cash and investments and calculates the Fund’s daily net asset value. The custody fee is an asset and transaction-based fee. The fund accounting fee is an asset-based fee calculated at 0.004% of the Fund’s net asset value. For the six months ended April 30, 2022, the Fund incurred $58,186 in custody and fund accounting fees. The Fund receives interest income on cash balances held by the custodian at the BBH Base Rate. The BBH Base Rate is defined as BBH’s effective trading rate in local money markets on each day. The total interest earned by the Fund for the six months ended April 30, 2022 was $494. This amount is included in “Interest income” in the Statement of Operations. In the event that the Fund is overdrawn, under the custody agreement with BBH, BBH will make overnight loans to the Fund to cover overdrafts. Pursuant to their agreement, the Fund will pay the Federal Funds overnight investment rate on the day of the overdraft. The total interest incurred by the Fund for the six months ended April 30, 2022, was $314. This amount is included under line item “Custody and fund accounting fees” in the Statement of Operations.

D.Board of Trustees’ Fees. Each Trustee who is not an “interested person” as defined under the 1940 Act receives an annual fee as well as reimbursement for reasonable out-of-pocket expenses from the Fund. For the six months ended April 30, 2022, the Fund incurred $29,149 in independent Trustee compensation and expense reimbursements.

E.Officers of the Trust. Officers of the Trust are also employees of BBH. Officers are paid no fees by the Trust for their services to the Trust.

4.Investment Transactions. For the six months ended April 30, 2022, the cost of purchases and the proceeds of sales of investment securities, other than short-term investments, were $236,407,164 and $228,430,600, respectively.

28

BBH INCOME FUND

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2022 (unaudited)

5.Shares of Beneficial Interest. The Trust is permitted to issue an unlimited number of Class I shares of beneficial interest, at no par value. Transactions in Class I shares were as follows:

	For the six months ended		For the year ended
	April 30, 2022 (unaudited)		October 31, 2021
	Shares	Dollars	Shares	Dollars
Class I
Shares sold	5,775,810	$58,665,195	20,537,274	$216,267,575
Shares issued in connection with reinvestments of dividends	135,405	1,365,573	293,453	3,100,657
Proceeds from short-term redemption fees	N/A	750	N/A	2,369
Shares redeemed	(3,197,597)	(32,518,573)	(5,908,472)	(62,053,028)
Net increase	2,713,618	$27,512,945	14,922,255	$157,317,573

6.Principal Risk Factors and Indemnifications.

A.Principal Risk Factors. Investing in the Fund may involve certain risks, as discussed in the Fund’s prospectus, including but not limited to, those described below:

A shareholder may lose money by investing in the Fund (investment risk). The Fund is actively managed and the decisions by the Investment Adviser may cause the Fund to incur losses or miss profit opportunities (management risk). In the normal course of business, the Fund invests in securities and enters into transactions where risks exist due to failure of a counterparty to a transaction to perform (credit risk), changes in interest rates (interest rate risk), higher volatility for securities with longer maturities (maturity risk), financial performance or leverage of the issuer (issuer risk), difficulty in being able to purchase or sell a security (illiquid investment risk), or certain risks associated with investing in foreign securities not present in domestic investments, including, but not limited to, recovery of tax withheld by foreign jurisdictions (foreign investment risk). Investments in other investment companies are subject to market and selection risk, as well as the specific risks associated with the investment companies’ portfolio securities (investment in other investment companies risk), and risks from investing in securities of issuers based in developing countries (emerging markets risk). The Fund’s use of derivatives creates risks that are different from, or possibly greater than, the risks associated with investing directly in securities as the Fund could lose more than the principal amount invested (derivatives risk). Political, legislative and economic events may affect a municipal security’s value, interest payments, repayments of principal and the Fund’s ability to sell it (municipal issuer risk). Due to uncertainty regarding the ability of the issuer to pay principal and interest, securities that are rated below investment grade (i.e., Ba1/BB+ or lower) (junk bond risk), and their unrated equivalents, may be subject to greater risks than securities which have higher credit ratings, including a high risk of default. If the issuer of the securities in which the Fund invests redeems them before maturity the Fund may have to reinvest the proceeds in securities that pay a lower interest rate (call risk). The Fund invests

financial statements april 30, 2022	29

BBH INCOME FUND

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2022 (unaudited)

in asset-backed (asset-backed securities risk) and mortgage-backed securities (mortgage-backed securities risk) which are subject to the risk that borrowers may default on the obligations that underlie these securities. In addition, these securities may be paid off sooner (prepayment risk) or later than expected which may increase the volatility of securities during periods of fluctuating interest rates. The Fund may invest in bonds issued by foreign governments which may be unable or unwilling to make interest payments and/or repay the principal owed (sovereign debt risk). The Fund’s use of borrowing, in reverse repurchase agreements and investment in some derivatives, involves leverage. Leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s securities and may cause the Fund to be more volatile (leverage risk). Loan participations, delayed funding loans and revolving credit facilities may have the effect of requiring the Fund to increase its investments in a company at a time when it might not otherwise decide to do so (loan risk). The value of securities held by the Fund may decline in response to certain events, including: those directly involving the companies or issuers whose securities are held by the Fund; conditions affecting the general economy; overall market changes; local, regional or political, social or economic instability; and currency and interest rate and price fluctuations. Natural disasters, the spread of infectious illness and other public health emergencies, recession, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse effects on world economies and markets generally (market risk). A significant investment of Fund assets within one or more sectors, industries, securities and/or durations may increase the Fund’s sensitivity to adverse economic, business, political, or other, risks associated with such sector, industry, security or duration (sector risk). The Fund’s shareholders may be adversely impacted by asset allocation decisions made by an investment adviser whose discretionary clients make up a large percentage of the Fund’s shareholders (shareholder concentration risk). Even though the Fund’s investments in repurchase agreements are collateralized at all times, there is some risk to the Fund if the other party to the agreement should default on its obligations (repurchase agreement risk). While the U.S. Government has historically provided financial support to U.S. government-sponsored agencies or instrumentalities during times of financial stress, such as the various actions taken to stabilize the Federal National Mortgage Association and Federal Home Loan Mortgage Corporation during the credit crisis of 2008, no assurance can be given that it will do so in the future. Such securities are neither issued nor guaranteed by the U.S. Treasury (U.S. Government Agency Securities Risk). The Fund may invest in private placement securities that are issued pursuant to Regulation S and Rule 144A which have not been registered with the U.S. Securities and Exchange Commission (“SEC”). These securities may be subject to contractual restrictions which prohibit or limit their resale (private placement risk). The United Kingdom’s Financial Conduct Authority announced a phase out of the LIBOR. Although many LIBOR rates were phased out by the end of 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The unavailability and/or discontinuation of LIBOR may affect the value, liquidity or return on certain fund investments that mature later than June 2023 and may result in costs incurred in connection with closing out positions and entering into new positions. Any pricing adjustments to the fund’s investments resulting from a substitute reference rate may also adversely

30

BBH INCOME FUND

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2022 (unaudited)

affect the fund’s performance and/or net asset value (LIBOR transition risk). The extent of the Fund’s exposure to these risks in respect to these financial assets is included in their value as recorded in the Fund’s Statement of Assets and Liabilities.

Please refer to the Fund’s prospectus for a complete description of the principal risks of investing in the Fund.

B.Indemnifications. Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund, and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

7.Subsequent Events. BBH, the custodian and fund accountant for the Fund, has entered into an agreement with State Street Corporation (“State Street”) under which State Street will acquire BBH’s Investor Services business; which includes those services provided to the Fund. The transaction is expected to be completed in the third quarter of 2022, subject to customary closing conditions and regulatory approvals. Investment advisory, portfolio management and administrative services provided to BBH Trust by BBH through its SID are not impacted by the agreement with State Street.

Management has evaluated events and transactions that have occurred since April 30, 2022 through the date the financial statements were issued and determined that there were no other subsequent events that would require recognition or additional disclosure in the financial statements.

financial statements april 30, 2022	31

BBH INCOME FUND

DISCLOSURE OF FUND EXPENSES

April 30, 2022 (unaudited)

EXAMPLE

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested distributions, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (November 1, 2021, to April 30, 2022).

ACTUAL EXPENSES

The first line of the table provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% Hypothetical Example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

32

BBH INCOME FUND

DISCLOSURE OF FUND EXPENSES (continued)

April 30, 2022 (unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2021	Ending Account Value April 30, 2022	Expenses Paid During Period November 1, 2021 to April 30, 2022[1]
Class I
Actual	$1,000	$918	$2.23
Hypothetical[2]	$1,000	$1,022	$2.36

________________

[1]

Expenses are equal to the Fund’s annualized expense ratio of 0.47% for Class I shares, multiplied by the average account value over the period and multiplied by 181/365 (to reflect the one-half year period).

[2]	Assumes a return of 5% before expenses. For the purposes of the calculation, the applicable annualized expenses ratio for each class of shares is subtracted from the assumed return before expenses.

financial statements april 30, 2022	33

BBH INCOME FUND

DISCLOSURE OF ADVISOR SELECTION

April 30, 2022 (unaudited)

Investment Advisory and Administrative Services Agreement Approval

The 1940 Act requires that a fund’s investment advisory agreements must be approved both by a fund’s board of trustees and by a majority of the trustees who are not parties to the investment advisory agreements or “interested persons” of any party (“Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. However, due to the ongoing COVID-19 pandemic the U.S. Securities and Exchange Commission provided exemptive relief from the in-person provisions of Section 15 of the 1940 Act related to the approval certain agreements on March 25, 2020 (“Exemptive Relief”).

The Board, a majority of which is comprised of Independent Trustees, held meetings on November 18, 2021 and December 14, 2021, in reliance on the Exemptive Order, to consider whether to renew the combined Amended and Restated Investment Advisory and Administrative Services Agreement (the “Agreement”) between the Trust and the Investment Adviser with respect to the existing funds in the Trust, including the Fund. At the December 14, 2021 meeting, the Board voted to approve the renewal of the Agreement with respect to the Fund for an additional one-year term. In doing so, the Board determined that the terms of the Agreement were fair and reasonable and in the best interest of the Fund and its shareholders, and that it had received sufficient information to make an informed business decision with respect to the continuation of the Agreement.

Both in the meetings specifically held to address the continuance of the Agreement and at other meetings over the course of the year, the Board requested, received and assessed a variety of materials provided by the Investment Adviser and BBH, including, among other things, information about the nature, extent and quality of the services provided to the Fund by the Investment Adviser and BBH, including investment management, administrative and shareholder services, the oversight of Fund service providers, marketing, risk oversight, compliance, and the ability to meet applicable legal and regulatory requirements. The Board also received third-party comparative performance and fee and expense information for the Fund prepared by Broadridge Financial Solutions, Inc. (“Broadridge”) using data from Lipper Inc., an independent provider of investment company data (“Lipper Report”). The Board reviewed this report with Broadridge, counsel to the Trust (“Fund Counsel”) and BBH. The Board received from, and discussed with, Fund Counsel a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements under the 1940 Act, as well as the guidance provided in Gartenburg v. Merrill Lynch Asset Management, Inc., which was affirmed in Jones v. Harris Associates, L.P. In addition, the Board met in executive session outside the presence of Fund management.

In approving the continuation of the Agreement, the Board considered: (a) the nature, extent and quality of services provided by the Investment Adviser; (b) the investment performance of the Fund; (c) the advisory fee and the cost of the services and profits to be realized by the Investment Adviser from its relationship with the Fund; (d) the Fund’s costs to investors compared to the costs of comparative funds; (e) the sharing of potential economies of scale; (f) fall-out benefits to the Investment Adviser as a result of its relationship with the Fund; and (g) other factors deemed relevant by the Board. The following is a summary of certain factors the Board considered in making its determination to approve the continuance of the Agreement. No single factor reviewed by the Board was identified as the principal factor in determining whether to approve the Agreement, and individual Trustees may have given different weight to various factors. The Board reviewed these factors with Fund Counsel. The Board concluded that the fees paid by the Fund to the Investment Adviser were reasonable based on the expense information, the cost of the services provided, and the profits realized by the Investment Adviser.

34

BBH INCOME FUND

DISCLOSURE OF ADVISOR SELECTION (continued)

April 30, 2022 (unaudited)

Nature, Extent and Quality of Services

The Board noted that, under the Agreement and with respect to the Fund, the Investment Adviser, subject to the supervision of the Board, is responsible for providing a continuous investment program and making purchases and sales of portfolio securities consistent with the Fund’s investment objective and policies. The Board further noted that, as a combined investment advisory and administration agreement, the Agreement also contemplates the provision of administrative services by the Investment Adviser to the Fund within the same fee structure. The Board received and considered information during the December meeting, and over the course of the previous year, regarding the nature, extent and quality of services provided to the Trust and the Fund by the Investment Adviser including: portfolio management, the supervision of operations and compliance, preparation of regulatory filings, disclosures to Fund shareholders, general oversight of service providers, organizing Board meetings and preparing the materials for such Board meetings, assistance to the Board (including the Independent Trustees in their capacity as Trustees), legal and Chief Compliance Officer services for the Trust, and other services necessary for the operation of the Fund. The Board considered the resources of the Investment Adviser and BBH, as a whole, dedicated to the Fund noting that, pursuant to separate agreements, BBH also provides custody, shareholder servicing, and fund accounting services to the Fund. The Board considered the depth and range of services provided pursuant to the Agreement, noting that the Investment Adviser also coordinates the provision of services to the Fund by affiliated and nonaffiliated service providers.

The Board considered the scope and quality of services provided by the Investment Adviser under the Agreement. The Board reviewed the qualifications of the key investment personnel primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered the policies and practices followed by BBH and the Investment Adviser. The Board noted that during the course of its regular meetings, it received reports on each of the foregoing topics. The Board concluded that, overall, it was satisfied with the nature, extent and quality of the investment advisory and administrative services provided, and expected to be provided, to the Fund pursuant to the Agreement.

Fund Performance

At the November 18, 2021 and December 14, 2021 meetings, and throughout the year, the Board received and considered performance information for the Fund provided by BBH. The Board also considered the Fund’s performance relative to a peer category of other mutual funds in a report compiled by Broadridge. As part of this review, the Trustees considered the composition of the peer category, selection criteria and reputation of Broadridge who prepared the peer category analysis. The Board reviewed and discussed with both BBH and Broadridge the report’s findings and discussed the positioning of the Fund relative to its selected peer category. The Board considered investment performance for the Fund over the 1-, 2- and 3-year periods ended September 30, 2021 as compared to a its peer category, noting the Fund’s outperformance during each of the periods. In evaluating the performance of the Fund, the Board considered the risk expectations for the Fund as well as the relevant market conditions for the Fund’s investments and investment strategy. Based on this information, and in light of the Fund’s investment style, the Board concluded that it was satisfied with the Fund’s investment results.

financial statements april 30, 2022	35

BBH INCOME FUND

DISCLOSURE OF ADVISOR SELECTION (continued)

April 30, 2022 (unaudited)

Costs of Services Provided and Profitability

The Board considered the fee rates paid by the Fund to the Investment Adviser in light of the nature, extent and quality of the services provided to the Fund. The Board also considered and reviewed the fee waiver arrangement that was in place for the Fund and considered the actual fee rates after taking into account the fee waiver. The Board noted that they had previously received and considered information comparing the Fund’s combined investment advisory and administration fee and the Fund’s net operating expenses with those of other comparable mutual funds, such peer category and comparisons having been selected and calculated by Broadridge. The Board recognized that it is difficult to make comparisons of the fee rate, or of combined advisory and administration fees, because there are variations in the services that are included in the fees paid by other funds. The Board concluded that the advisory and administration fee appeared to be both reasonable in light of the services rendered and the result of arm’s length negotiations.

With regard to profitability, the Trustees considered the compensation and benefits flowing to the Investment Adviser and BBH, directly or indirectly. The Board reviewed annualized profitability data for the Fund using data for 2021 and prior years as of September 30, for both the Investment Adviser and BBH. The data also included the effect of revenue generated by the shareholder servicing, custody and fund accounting fees paid by the Fund to BBH. The Board conducted a detailed review of the allocation methods used in preparing the profitability data. The Board focused on profitability of the Investment Adviser and BBH’s relationships with the Fund before taxes and distribution expenses. The Board concluded that the Investment Adviser’s and BBH’s profitability was not excessive in light of the nature, extent and quality of services provided to the Fund.

The Board also considered the effect of fall-out benefits to the Investment Adviser and BBH such as the increased visibility of BBH’s investment management business due to the distribution of the Trust’s funds. The Board considered other benefits received by BBH and the Investment Adviser as a result of their relationships with the Fund. These other benefits include fees received for being the Fund’s administrator, custodian, fund accounting and shareholder servicing agent. In light of the costs of providing services pursuant to the Agreement as well as the Investment Adviser and BBH’s commitment to the Fund, the ancillary benefits that the Investment Adviser and BBH received were considered reasonable.

Economies of Scale

The Board also considered the existence of any economies of scale and whether those economies are passed along to the Fund’s shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by the Investment Adviser and BBH. The Board considered the fee schedule for the Fund. The Board concluded that the fees paid by the Fund to the Investment Adviser were reasonable based on the comparative performance, expense information, the cost of the services provided and the profits to be realized by the Investment Adviser.

36

BBH INCOME FUND

CONFLICTS OF INTEREST

April 30, 2022 (unaudited)

Description of Potential Material Conflicts of Interest - Investment Adviser

BBH, including the Investment Adviser, provides discretionary and non-discretionary investment management services and products to corporations, institutions and individual investors throughout the world. As a result, in the ordinary course of its businesses, BBH, including the Investment Adviser, may engage in activities in which its interests or the interests of its clients may conflict with or be adverse to the interests of the Fund. In addition, certain of such clients (including the Fund) utilize the services of BBH. for which they will pay to BBH. customary fees and expenses that will not be shared with the Fund.

The Investment Adviser has adopted and implemented policies and procedures that seek to manage conflicts of interest. Pursuant to such policies and procedures, the Investment Adviser monitors a variety of areas, including compliance with fund investment guidelines, and compliance with its Code of Ethics.

The Trust also manages these conflicts of interest. For example, the Trust has designated a Chief Compliance Officer (“CCO”) and has adopted and implemented policies and procedures designed to manage the conflicts identified below and other conflicts that may arise in the course of the Fund’s operations in such a way as to safeguard the Fund from being negatively affected as a result of any such potential conflicts. From time to time, the Trustees receive reports from the Investment Adviser and the Trust’s CCO on areas of potential conflict.

Investors should carefully review the following, which describes potential and actual conflicts of interest that BBH and the Investment Adviser can face in the operation of their respective investment management services. This section is not, and is not intended to be, a complete enumeration or explanation of all of the potential conflicts of interest that may arise. The Investment Adviser and the Fund have adopted policies and procedures reasonably designed to appropriately prevent, limit or mitigate the conflicts of interest described below. Additional information about potential conflicts of interest regarding the Investment Adviser is set forth in the Investment Adviser’s Form ADV. A copy of Part 1 and Part 2A of the Investment Adviser’s Form ADV is available on the SEC’s website (www.adviserinfo.sec.gov). In addition, many of the activities that create these conflicts of interest are limited and/or prohibited by law, unless an exception is available.

Other Clients and Allocation of Investment Opportunities. BBH, and the Investment Adviser manage funds and accounts of clients other than the Fund (“Other Clients”). In general, BBH and the Investment Adviser face conflicts of interest when they render investment advisory services to different clients and, from time to time, provide dissimilar investment advice to different clients. Investment decisions will not necessarily be made in parallel among the Fund and Other Clients. Investments made by the Fund do not, and are not intended to, replicate the investments, or the investment methods and strategies, of Other Clients. Accordingly, such Other Clients may produce results that are materially different from those experienced by the Fund. Certain other conflicts of interest may arise in connection with a portfolio manager’s management of the Fund’s investments, on the one hand, and the investments of other funds or accounts for which the portfolio manager is responsible, on the other. For example, it is possible that the various funds or accounts managed by the Investment Adviser could have different investment strategies that, at times, might conflict with one another to the possible detriment of the Fund. From time to time, the Investment Adviser sponsor funds and other investment pools and accounts which engage in the same or similar businesses as the Fund using the same or similar investment strategies. To the extent that the same investment opportunities might

financial statements april 30, 2022	37

BBH INCOME FUND

CONFLICTS OF INTEREST (continued)

April 30, 2022 (unaudited)

be desirable for more than one account or funds, possible conflicts could arise in determining how to allocate them because the Investment Adviser may have an incentive to allocate investment opportunities to certain accounts or funds. However, BBH and the Investment Adviser have implemented policies and procedures designed to ensure that information relevant to investment decisions is disseminated promptly within its portfolio management teams and investment opportunities are allocated equitably among different clients. The policies and procedures require, among other things, objective allocation for limited investment opportunities, and documentation and review of justifications for any decisions to make investments only for select accounts or in a manner disproportionate to the size of the account. Nevertheless, access to investment opportunities may be allocated differently among accounts due to the particular characteristics of an account, such as size of the account, cash position, tax status, risk tolerance and investment restrictions or for other reasons.

Actual or potential conflicts of interest may also arise when a portfolio manager has management responsibilities to multiple accounts or funds, resulting in unequal commitment of time and attention to the portfolio management of the funds or accounts.

Affiliated Service Providers. Other potential conflicts might include conflicts between the Fund and its affiliated and unaffiliated service providers (e.g., conflicting duties of loyalty). In addition to providing investment management services through the SID, BBH provides administrative, custody, shareholder servicing and fund accounting services to the Fund. BBH may have conflicting duties of loyalty while servicing the Fund and/or opportunities to further its own interest to the detriment of the Fund. For example, in negotiating fee arrangements with affiliated service providers, BBH may have an incentive to agree to higher fees than it would in the case of unaffiliated providers. BBH acting in its capacity as the Fund’s administrator is the primary valuation agent of the Fund. BBH values securities and assets in the Fund according to the Fund’s valuation policies. Because the Investment Adviser’s advisory and administrative fees are calculated by reference to a Fund’s net assets, BBH and its affiliates may have an incentive to seek to overvalue certain assets.

Aggregation. Potential conflicts of interest also arise with the aggregation of trade orders. Purchases and sales of securities for the Fund may be aggregated with orders for other client accounts managed by the Investment Adviser. The Investment Adviser, however, is not required to aggregate orders if portfolio management decisions for different accounts are made separately, or if it is determined that aggregating is not practicable, or in cases involving client direction. Prevailing trading activity frequently may make impossible the receipt of the same price or execution on the entire volume of securities purchased or sold. When this occurs, the various prices may be averaged, and the Fund will be charged or credited with the average price. Thus, the effect of the aggregation may operate on some occasions to the disadvantage of the Fund. In addition, under certain circumstances, the Fund will not be charged the same commission or commission equivalent rates in connection with an aggregated order.

Cross Trades. Under certain circumstances, the Investment Adviser, on behalf of the Fund, may seek to buy from or sell securities to another fund or account advised by BBH or the Investment Adviser. Subject to applicable law and regulation, BBH or the Investment Adviser may (but is not required to) effect purchases and sales between BBH’s or the Investment Adviser’s clients (“cross trades”), including the Fund, if BBH or

38

BBH INCOME FUND

CONFLICTS OF INTEREST (continued)

April 30, 2022 (unaudited)

the Investment Adviser believes such transactions are appropriate based on each party’s investment objectives and guidelines. There may be potential conflicts of interest or regulatory issues relating to these transactions which could limit the Investment Adviser’s decision to engage in these transactions for the Fund. BBH or the Investment Adviser may have a potentially conflicting division of loyalties and responsibilities to the parties in such transactions.

Soft Dollars. The Investment Adviser may direct brokerage transactions and/or payment of a portion of client commissions (“soft dollars”) to specific brokers or dealers or other providers to pay for research or other appropriate services which provide, in the Investment Adviser’s view, appropriate assistance in the investment decision-making process (including with respect to futures, fixed price offerings and over-the-counter transactions). The use of a broker that provides research and securities transaction services may result in a higher commission than that offered by a broker who does not provide such services. The Investment Adviser will determine in good faith whether the amount of commission is reasonable in relation to the value of research and services provided and whether the services provide lawful and appropriate assistance in its investment decision-making responsibilities.

Research or other services obtained in this manner may be used in servicing any or all of the Fund and other accounts managed by the Investment Adviser, including in connection with accounts that do not pay commissions to the broker related to the research or other service arrangements. Such products and services may disproportionately benefit other client accounts relative to the Fund based on the amount of brokerage commissions paid by the Fund and such other accounts. To the extent that the Investment Adviser uses soft dollars, it will not have to pay for those products and services itself.

BBH may receive research that is bundled with the trade execution, clearing, and/or settlement services provided by a particular broker-dealer. To the extent that the Investment Adviser receives research on this basis, many of the same conflicts related to traditional soft dollars may exist. For example, the research effectively will be paid by client commissions that also will be used to pay for the execution, clearing, and settlement services provided by the broker-dealer and will not be paid by the Investment Adviser.

Arrangements regarding compensation and delegation of responsibility may create conflicts relating to selection of brokers or dealers to execute Fund portfolio trades and/or specific uses of commissions from Fund portfolio trades, administration of investment advice and valuation of securities.

Investments in BBH Funds. From time-to-time, BBH may invest a portion of the assets of its discretionary investment advisory clients in the Fund. That investment by BBH on behalf of its discretionary investment advisory clients in the Fund may be significant at times.

Increasing the Fund’s assets may enhance investment flexibility and diversification and may contribute to economies of scale that tend to reduce the Fund’s expense ratio. In selecting the Fund for its discretionary investment advisory clients, BBH may limit its selection to funds managed by BBH or the Investment Adviser. BBH may not consider or canvass the universe of unaffiliated investment companies available, even though there may be unaffiliated investment companies that may be more appropriate or that have superior

financial statements april 30, 2022	39

BBH INCOME FUND

CONFLICTS OF INTEREST (continued)

April 30, 2022 (unaudited)

performance. BBH, the Investment Adviser and their affiliates providing services to the Fund benefit from additional fees when the Fund is included as an investment for a discretionary investment advisory client.

BBH reserves the right to redeem at any time some or all of the shares of the Fund acquired for its discretionary investment advisory clients’ accounts. A large redemption of shares of the Fund by BBH on behalf of its discretionary investment advisory clients could significantly reduce the asset size of the Fund, which might have an adverse effect on the Fund’s investment flexibility, portfolio diversification and expense ratio.

Valuation. When market quotations are not readily available or are believed by BBH to be unreliable, the Fund’s investments will be valued at fair value by BBH pursuant to procedures adopted by the Fund’s Board of Trustees. When determining an asset’s “fair value,” BBH seeks to determine the price that a Fund might reasonably expect to receive from the current sale of that asset in an arms-length transaction. The price generally may not be determined based on what the Fund might reasonably expect to receive for selling an asset at a later time or if it holds the asset to maturity. While fair value determinations will be based upon all available factors that BBH deems relevant at the time of the determination and may be based on analytical values determined by BBH using proprietary or third-party valuation models, fair value represents only a good faith approximation of the value of a security. The fair value of one or more securities may not, in retrospect, be the price at which those assets could have been sold during the period in which the particular fair values were used in determining the Fund’s net asset value. As a result, the Fund’s sale or redemption of its shares at net asset value, at a time when a holding or holdings are valued by BBH (pursuant to Board-adopted procedures) at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders.

Referral Arrangements. BBH may enter into advisory and/or referral arrangements with third parties. Such arrangements may include compensation paid by BBH to the third party. BBH may pay a solicitation fee for referrals and/or advisory or incentive fees. BBH may benefit from increased amounts of assets under management.

Personal Trading. BBH, including the Investment Adviser, and any of their respective partners, principals, directors, officers, employees, affiliates or agents, face conflicts of interest when transacting in securities for their own accounts because they could benefit by trading in the same securities as the Fund, which could have an adverse effect on the Fund. However, BBH, including the Investment Adviser, has implemented policies and procedures concerning personal trading by BBH Partners and employees. The policies and procedures are intended to prevent BBH Partners and employees with access to Fund material non-public information from trading in the same securities as the Fund.

Gifts and Entertainment. From time to time, employees of BBH, including the Investment Adviser, and any of their respective partners, principals, directors, officers, employees, affiliates or agents, may receive gifts and/or entertainment from clients, intermediaries, or service providers to the Fund or BBH, including the Investment Adviser, which could have the appearance of affecting or may potentially affect the judgment of the employees, or the manner in which they conduct business. BBH, including the Investment Adviser, has implemented policies and procedures concerning gifts and entertainment to mitigate any impact on the judgment of BBH Partners and employees.

40

BBH INCOME FUND

OPERATION AND EFFECTIVENESS OF THE FUND’S LIQUIDITY RISK MANAGEMENT PROGRAM

April 30, 2022 (unaudited)

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”) to promote effective liquidity risk management throughout the open-end investment company industry in order to reduce the risk that funds will be unable to meet their redemption obligations and mitigate dilution of the interests of fund shareholders.

The Board of Trustees (the “Board”) of BBH Trust met on March 8, 2022 to review the liquidity risk management program (the “Program”) for the funds of BBH Trust (the “Funds”) pursuant to the Liquidity Rule. The Board has appointed three members of the Brown Brothers Harriman & Co. Mutual Fund Advisory Department, the Investment Adviser to the Funds, as the Program Administrator for each Fund’s Program. The Program Administrator provided the Board with a report (the “Report”) that addressed the operations of the Program and assessed its adequacy and effectiveness of the Program. The Report covered the period from February 1, 2021 through January 31, 2022 (the “Reporting Period”).

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing a Fund’s liquidity risk, including the following points.

Liquidity classification. The Report described the Program’s liquidity classification methodology for categorizing the Funds’ investments into one of four liquidity buckets.

Highly Liquid Investment Minimum. The Report noted that one aspect of the Liquidity Rule is a requirement that funds that are expected to have less than 50% of assets classified as other than “highly liquid” should establish a minimum percentage of highly liquid assets that the fund is expected to hold on an on-going basis. The Program Administrator monitors the percentages of assets in each category on an ongoing basis and, given that no Fund has approached the 50% threshold, has made the determination that it is not necessary to assign a Highly Liquid Investment Minimum as provided for in the Liquidity Rule to any of the Funds.

The Fund’s investment strategy and liquidity of portfolio investments during normal and reasonably foreseeable stressed market conditions. During the Reporting Period, the Program Administrator reviewed whether each Fund’s investment strategy is appropriate for an open-end fund structure with a focus on Funds with more significant and consistent holdings of less liquid and illiquid assets and factored a Fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account.

Short-term and long-term cash flow projections during normal and reasonably foreseeable stressed market conditions. During the Reporting Period, the Program Administrator reviewed historical redemption activity and used this information as a component to establish each Fund’s reasonably anticipated trading size. The Program Administrator also took into consideration other factors such as shareholder ownership concentration, applicable distribution channels and the degree of certainty associated with a Fund’s short-term and long-term cash flow projections.

Holdings of cash and cash equivalents. The Program Administrator considered the degree to which each Fund held cash and cash equivalents as a component of each Fund’s ability to meet redemption requests.

financial statements april 30, 2022	41

BBH INCOME FUND

OPERATION AND EFFECTIVENESS OF THE FUND’S LIQUIDITY RISK MANAGEMENT PROGRAM (continued)

April 30, 2022 (unaudited)

There were no material changes to the Program during the Reporting Period. The Program Administrator has informed the Board that it believes that the Fund’s Program is adequately designed, has been implemented as intended, and has operated effectively since its implementation. No material exceptions have been noted since the implementation of the Program, and there were no liquidity events that impacted the Fund or its ability to meet redemption requests on a timely basis during the Reporting Period.

42

Administrator

Brown Brothers Harriman & Co.

140 Broadway

New York, NY 10005

Distributor

ALPS Distributors, Inc.

1290 Broadway, Suite 1000

Denver, CO 80203

Shareholder Servicing Agent

Brown Brothers Harriman & Co.

140 Broadway

New York, NY 10005

1-800-575-1265

Investment Adviser Brown Brothers Harriman Mutual Fund Advisory Department 140 Broadway New York, NY 10005

To obtain information or make shareholder inquiries:

By telephone:	Call 1-800-575-1265
By E-mail send your request to:	bbhfunds@bbh.com
On the internet:	www.bbhfunds.com

This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of the Fund.

For more complete information, visit www.bbhfunds.com for a prospectus. You should consider the Fund's investment objectives, risks, charges and expenses carefully before you invest. Information about these and other important subjects is in the Fund’s prospectus, which you should read carefully before investing.

Holdings and allocations are subject to change. Fund holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities. Current and future holdings are subject to risk.

The Fund’s Forms N-MFP are available electronically on the SEC’s website (sec.gov). For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semi-annual report, or annual report on the Fund’s web site at http://www.bbhfunds.com.

A summary of the Fund’s Proxy Voting Policy that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio, as well as a record of how the Fund voted any such proxies during the most recent 12-month period ended June 30, is available, without charge, upon request by calling the toll-free number listed above. This information is also available on the SEC’s website at www.sec.gov.

NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

Semi-Annual Report

APRIL 30, 2022

BBH Select Series — Large Cap Fund

BBH SELECT SERIES – LARGE CAP FUND

PORTFOLIO ALLOCATION

April 30, 2022 (unaudited)

SECTOR DIVERSIFICATION

	U.S. $ Value	Percent of Net Assets
Common Stock:
Basic Materials	$43,582,835	10.7%
Communications	53,401,997	13.1
Consumer Cyclical	67,526,574	16.6
Consumer Non-Cyclical	79,737,676	19.5
Financials	96,574,432	23.7
Industrials	27,871,209	6.8
Technology	35,467,866	8.7
Cash and Other Assets in Excess of Liabilities	3,773,099	0.9
NET ASSETS	$407,935,688	100.0%

All data as of April 30, 2022. The BBH Select Series - Large Cap Fund’s (the “Fund”) sector diversification is expressed as a percentage of net assets and may vary over time.

The accompanying notes are an integral part of these financial statements.

2

BBH SELECT SERIES – LARGE CAP FUND

PORTFOLIO OF INVESTMENTS

April 30, 2022 (unaudited)

Shares		Value
	COMMON STOCK (99.1%)
	BASIC MATERIALS (10.7%)
95,190	Celanese Corp. (Series A)	$13,987,219
64,148	Linde, Plc. (Ireland)	20,011,610
34,856	Sherwin-Williams Co.	9,584,006
	Total Basic Materials	43,582,835

	COMMUNICATIONS (13.1%)
11,777	Alphabet, Inc. (Class C)[1]	27,079,209
6,632	Amazon.com, Inc.[1]	16,484,698
4,451	Booking Holdings, Inc.[1]	9,838,090
	Total Communications	53,401,997

	CONSUMER CYCLICAL (16.6%)
130,166	Copart, Inc.[1]	14,793,366
28,843	Costco Wholesale Corp.	15,336,400
46,163	Dollar General Corp.	10,965,097
89,967	NIKE, Inc. (Class B)	11,218,885
18,322	Pool Corp.	7,424,441
104,346	Starbucks Corp.	7,788,385
	Total Consumer Cyclical	67,526,574

	CONSUMER NON-CYCLICAL (19.5%)
93,440	Abbott Laboratories	10,605,440
208,070	Alcon, Inc. (Switzerland)	14,816,665
46,074	Diageo, Plc. ADR (United Kingdom)	9,153,982
57,960	Nestle S.A. ADR (Switzerland)	7,455,974
25,819	S&P Global, Inc.	9,720,854
21,635	Thermo Fisher Scientific, Inc.	11,962,424
90,394	Zoetis, Inc. (Class A)	16,022,337
	Total Consumer Non-Cyclical	79,737,676

	FINANCIALS (23.7%)
131,012	Arthur J Gallagher & Co.	22,074,212
54	Berkshire Hathaway, Inc. (Class A)[1]	26,154,360
67,175	Mastercard, Inc. (Class A)	24,410,052
132,270	Progressive Corp.	14,200,507
40,187	Signature Bank	9,735,301
	Total Financials	96,574,432

The accompanying notes are an integral part of these financial statements.

financial statements april 30, 2022	3

BBH SELECT SERIES – LARGE CAP FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2022 (unaudited)

Shares		Value
	COMMON STOCKS (continued)
	INDUSTRIALS (6.8%)
151,801	AO Smith Corp.	$8,869,732
118,591	Graco, Inc.	7,355,014
70,825	Waste Management, Inc.	11,646,463
	Total Industrials	27,871,209

	TECHNOLOGY (8.7%)
29,425	KLA Corp.	9,394,225
58,242	Microsoft Corp.	16,163,320
135,018	Oracle Corp.	9,910,321
	Total Technology	35,467,866
	Total Common Stock (Cost $317,583,540)	404,162,589

TOTAL INVESTMENTS (Cost $317,583,540)[2]	99.1%	$404,162,589
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES	0.9%	3,773,099
NET ASSETS	100.00%	$407,935,688

____________

[1] Non-income producing security.
[2]

The aggregate cost for federal income tax purposes is $317,583,540, the aggregate gross unrealized appreciation is $99,926,474 and the aggregate gross unrealized depreciation is $13,347,425, resulting in net unrealized appreciation of $86,579,049.

Abbreviation:
ADR – American Depositary Receipt.

The accompanying notes are an integral part of these financial statements.

4

BBH SELECT SERIES – LARGE CAP FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2022 (unaudited)

FAIR VALUE MEASUREMENTS

The Fund is required to disclose information regarding the fair value measurements of the Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirement established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own considerations about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Authoritative guidance establishes three levels of the fair value hierarchy as follows:

—	Level 1 – unadjusted quoted prices in active markets for identical assets and liabilities.
—	Level 2 – significant other observable inputs (including quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk, etc.).
—	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets and liabilities).

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires judgment by the investment adviser. The investment adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the investment adviser’s perceived risk of that instrument.

The accompanying notes are an integral part of these financial statements.

financial statements april 30, 2022	5

BBH SELECT SERIES – LARGE CAP FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2022 (unaudited)

Financial assets within Level 1 are based on quoted market prices in active markets. The Fund does not adjust the quoted price for these instruments.

Financial instruments that trade in markets that are not considered to be active but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include investment-grade corporate bonds, U.S. Treasury notes and bonds, and certain non-U.S. sovereign obligations, listed equities and over-the-counter derivatives and foreign equity securities whose values could be impacted by events occurring before the Fund’s pricing time, but after the close of the securities’ primary markets and are, therefore, fair valued according to procedures adopted by the Board of Trustees. As Level 2 financial assets include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Financial assets classified within Level 3 have significant unobservable inputs, as they trade infrequently. Level 3 financial assets include private equity and certain corporate debt securities.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of April 30, 2022.

Investments, at value	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of April 30, 2022
Common Stock:
Basic Materials	$43,582,835	$—	$—	$43,582,835
Communications	53,401,997	—	—	53,401,997
Consumer Cyclical	67,526,574	—	—	67,526,574
Consumer Non-Cyclical	79,737,676	—	—	79,737,676
Financials	96,574,432	—	—	96,574,432
Industrials	27,871,209	—	—	27,871,209
Technology	35,467,866	—	—	35,467,866
Investments, at value	$404,162,589	$—	$—	$404,162,589

The accompanying notes are an integral part of these financial statements.

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BBH SELECT SERIES – LARGE CAP FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2022 (unaudited)

ASSETS:
Investments in securities, at value (Cost $317,583,540)	$404,162,589
Cash	4,844,330
Receivables for:
Shares sold	886,900
Dividends	501,448
Investment advisory and administrative fee waiver reimbursement	2,416
Interest	588
Prepaid assets	5,118
Total Assets	410,403,389
LIABILITIES:
Payables for:
Investments purchased	1,830,676
Shares redeemed	328,015
Investment advisory and administrative fees	231,398
Professional fees	28,893
Custody and fund accounting fees	21,106
Transfer agent fees	5,674
Board of Trustees' fees	1,716
Distribution fees	322
Accrued expenses and other liabilities	19,901
Total Liabilities	2,467,701
NET ASSETS	$407,935,688
Net Assets Consist of:
Paid-in capital	$307,883,836
Retained earnings	100,051,852
Net Assets	$407,935,688

NET ASSET VALUE AND OFFERING PRICE PER SHARE
CLASS I SHARES
($406,837,399 ÷ 33,183,824 shares outstanding)	$12.26
RETAIL CLASS SHARES
($1,098,289 ÷ 90,400 shares outstanding)	$12.15

The accompanying notes are an integral part of these financial statements.

financial statements april 30, 2022	7

BBH SELECT SERIES – LARGE CAP FUND

STATEMENT OF OPERATIONS

For the six months ended April 30, 2022

NET INVESTMENT INCOME:
Income:
Dividends (net of foreign withholding taxes of $32,961)	$2,158,001
Interest income	2,526
Other income	15
Total Income	2,160,542
Expenses:
Investment advisory and administrative fees	1,436,315
Professional fees	29,571
Board of Trustees' fees	28,575
Transfer agent fees	19,593
Custody and fund accounting fees	17,667
Distribution fees	2,198
Miscellaneous expenses	39,915
Total Expenses	1,573,834
Investment advisory and administrative fee waiver	(14,238)
Net Expenses	1,559,596
Net Investment Income	600,946
NET REALIZED AND UNREALIZED LOSS:
Net realized gain on investments in securities	12,880,953
Net change in unrealized appreciation/(depreciation) on investments in securities	(59,035,453)
Net Realized and Unrealized Loss	(46,154,500)
Net Decrease in Net Assets Resulting from Operations	$(45,553,554)

The accompanying notes are an integral part of these financial statements.

8

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STATEMENTS OF CHANGES IN NET ASSETS

	For the six months ended April 30, 2022 (unaudited)	For the year ended October 31, 2021
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income	$600,946	$1,329,279
Net realized gain on investments in securities and foreign exchange transactions and translations	12,880,953	24,792,983
Net change in unrealized appreciation/(depreciation) on investments in securities and foreign currency translations	(59,035,453)	117,074,293
Net increase (decrease) in net assets resulting from operations	(45,553,554)	143,196,555
Dividends and distributions declared:
Class I	(15,461,745)	(1,483,494)
Retail Class	(57,689)	(5,835)
Total dividends and distributions declared	(15,519,434)	(1,489,329)
Share transactions:
Proceeds from sales of shares*	43,777,373	70,848,905
Net asset value of shares issued to shareholders for reinvestment of dividends and distributions	2,698,512	296,987
Proceeds from short-term redemption fees	2	40
Cost of shares redeemed*	(46,319,861)	(132,867,067)
Net increase (decrease) in net assets resulting from share transactions	156,026	(61,721,135)
Total increase (decrease) in net assets	(60,916,962)	79,986,091
NET ASSETS:
Beginning of period	468,852,650	388,866,559
End of period	$407,935,688	$468,852,650

____________________________

 * Includes share exchanges. See Note 5 in Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

financial statements april 30, 2022	9

BBH SELECT SERIES – LARGE CAP FUND

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for a Class I share outstanding throughout each period.

	For the six months ended April 30, 2022 (unaudited)	For the years ended October 31,		For the period from September 9, 2019 (commencement of operations) to October 31, 2019
		2021	2020
Net asset value, beginning of period	$14.12	$10.30	$10.12	$10.00
Income from investment operations:
Net investment income[1]	0.02	0.04	0.03	0.01
Net realized and unrealized gain (loss)	(1.41)	3.82 [2]	0.15	0.11
Total income (loss) from investment operations	(1.39)	3.86 [2]	0.18	0.12
Less dividends and distributions:
From investment income	(0.04)	(0.04) [2]	(0.00) [3]	—
From net realized gains	(0.43)	—	—	—
Total dividends and distributions	(0.47)	(0.04) [2]	(0.00) [3]	—
Short-term redemption fees[1]	—	0.00 [3]	0.00 [3]	—
Net asset value, end of period	$12.26	$14.12	$10.30	$10.12
Total return[4]	(10.30)%[5]	37.56%	1.82%	1.20%[5]
Ratios/Supplemental data:
Net assets, end of period (in millions)	$407	$467	$387	$397
Ratio of expenses to average net assets before reductions	0.70%[6]	0.70%	0.74%	0.75%[7]
Fee waiver	—%[6,8]	—%[8]	—%[8]	(0.01)%[7,8]
Ratio of expenses to average net assets after reductions	0.70%[6]	0.70%	0.74%	0.74%[7]
Ratio of net investment income to average net assets	0.27%[6]	0.29%	0.34%	0.52%[7]
Portfolio turnover rate	15%[5]	18%	38%	0%[5]

____________

[1]	Calculated using average shares outstanding for the period.
[2]

Amounts previously presented incorrectly have been revised to reflect the proper per share amounts. The amounts have been revised from previously reported $3.74, $3.78, $0.04 and $0.04 per share for Net realized and unrealized gain (loss), Total income (loss) from investment operations, From investment income and Total dividends and distributions, respectively.

[3]	Less than $0.01.
[4]	Assumes the reinvestment of distributions.
[5]	Not annualized.
[6]	Annualized.
[7]	Annualized with the exception of audit fees, legal fees and registration fees.
[8]

The ratio of expenses to average net assets for the six months ended April 30, 2022, the years ended October 31, 2021, 2020 and the period ended October 31, 2019 reflect fees reduced as result of a contractual operating expense limitation of the share class of 0.80%. The Agreement is effective through March 1, 2023 and may only be terminated during its term with approval of the Fund’s Board of Trustees. For the six months ended April 30, 2022, the years ended October 31, 2021, 2020 and the period from September 9, 2019 to October 31, 2019 the waived fees were $0, $0, $0 and $27,976, respectively.

The accompanying notes are an integral part of these financial statements.

10

BBH SELECT SERIES – LARGE CAP FUND

FINANCIAL HIGHLIGHTS (continued)

Selected per share data and ratios for a Retail Class share outstanding throughout each period.

	For the six months ended April 30, 2022 (unaudited)	For the years ended October 31,		For the period from September 9, 2019 (commencement of operations) to October 31, 2019
		2021	2020
Net asset value, beginning of period	$13.99	$10.24	$10.09	$10.00
Income from investment operations:
Net investment income (loss)[1]	(0.01)	(0.01)	0.00 [2]	0.01
Net realized and unrealized gain (loss)	(1.40)	3.80 [3]	0.15	0.08
Total income (loss) from investment operations	(1.41)	3.79 [3]	0.15	0.09
Less dividends and distributions:
From investment income	—	(0.04)[3]	—	—
From net realized gains	(0.43)	—	—	—
Total dividends and distributions	(0.43)	(0.04)[3]	—	—
Short-term redemption fees[1]	0.00 [2]	—	—	0.00 [2]
Net asset value, end of period	$12.15	$13.99	$10.24	$10.09
Total return[4]	(10.48)%[5]	37.10%	1.49%	0.90%[5]
Ratios/Supplemental data:
Net assets, end of period (in millions)	$1	$2	$2	$2
Ratio of expenses to average net assets before reductions	2.67%[6]	2.68%	3.48%	5.79%[7]
Fee waiver	(1.62)%[6,8]	(1.63)%[8]	(2.43)%[8]	(4.74)%[7,8]
Ratio of expenses to average net assets after reductions	1.05%[6]	1.05%	1.05%	1.05%[7]
Ratio of net investment income to average net assets	(0.09)%[6]	(0.06)%	0.03%	0.46%[7]
Portfolio turnover rate	15%[5]	18%	38%	0%[5]

____________

[1]	Calculated using average shares outstanding for the period.
[2]	Less than $0.01.
[3]

Amounts previously presented incorrectly have been revised to reflect the proper per share amounts. The amounts have been revised from previously reported $3.72, $3.71, $0.04 and $0.04 per share for Net realized and unrealized gain (loss), Total income (loss) from investment operations, From investment income and Total dividends and distributions, respectively.

[4]	Assumes the reinvestment of distributions.
[5]	Not annualized.
[6]	Annualized.
[7]	Annualized with the exception of audit fees, legal fees and registration fees.
[8]

The ratio of expenses to average net assets for the six months ended April 30, 2022, the years ended October 31, 2021, 2020 and the period ended October 31, 2019 reflect fees reduced as result of a contractual operating expense limitation of the share class of 1.05%. The Agreement is effective through March 1, 2023 and may only be terminated during its term with approval of the Fund’s Board of Trustees. For the six months ended April 30, 2022, the years ended October 31, 2021, 2020 and the period from September 9, 2019 to October 31, 2019 the waived fees were $14,238, $27,841, $47,750 and $8,357, respectively.

The accompanying notes are an integral part of these financial statements.

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BBH SELECT SERIES – LARGE CAP FUND

NOTES TO FINANCIAL STATEMENTS

April 30, 2022 (unaudited)

1.Organization. The Fund is a separate, non-diversified series of BBH Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was originally organized under the laws of the State of Maryland on July 16, 1990 as BBH Fund, Inc. and re-organized as a Delaware statutory trust on June 12, 2007. The Fund commenced operations on September 9, 2019 and offers two share classes, Class I and Retail Class. Neither Class I shares nor Retail Class shares automatically convert to any other share class of the Fund. The investment objective of the Fund is to provide investors with long-term growth of capital. As of April 30, 2022, there were eight series of the Trust.

2.Significant Accounting Policies. The Fund’s financial statements are prepared in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The following summarizes significant accounting policies of the Fund:

A.Valuation of Investments. (1) The value of investments listed on a securities exchange is based on the last sale price on that exchange prior to the time when assets are valued, or in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchange; (2) securities not traded on an exchange are valued at the average of the quoted bid and asked prices in the over-the-counter market; (3) securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board of Trustees (the “Board”); (4) short-term investments, which mature in 60 days or less are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original maturity when acquired by the Fund was more than 60 days, unless the use of amortized cost is determined not to represent “fair value” by the Board.

B.Accounting for Investments and Income. Investment transactions are accounted for on the trade date. Realized gains and losses on investment transactions are determined based on the identified cost method. Dividend income and other distributions received from portfolio securities are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of securities received at ex-date. Distributions received on securities that represent a return of capital are recorded as a reduction of cost of investments. Distributions received on securities that represent a capital gain are recorded as a realized gain. Interest income is accrued daily. Investment income is recorded net of any foreign taxes withheld where recovery of such tax is uncertain.

C.Fund Expenses. Most expenses of the Trust can be directly attributed to a specific fund. Expenses which cannot be directly attributed to a fund are generally apportioned among each fund in the Trust

12

BBH SELECT SERIES – LARGE CAP FUND

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2022 (unaudited)

on a net assets basis or other suitable method. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

D.Federal Income Taxes. It is the Trust’s policy to comply with the requirements of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required. The Fund files a tax return annually using tax accounting methods required under provisions of the Code, which may differ from GAAP, which is the basis on which these financial statements are prepared. Accordingly, the amount of net investment income and net realized gain reported in these financial statements may differ from that reported on the Fund’s tax return, due to certain book-to-tax timing differences such as losses deferred due to “wash sale” transactions and utilization of capital loss carryforwards. These differences may result in temporary over-distributions for financial statement purposes and are classified as distributions in excess of accumulated net realized gains or net investment income. These distributions do not constitute a return of capital. Permanent differences are reclassified between paid-in capital and retained earnings/(accumulated deficit) within the Statement of Assets and Liabilities based upon their tax classification. As such, the character of distributions to shareholders reported in the Financial Highlights table may differ from that reported to shareholders on Form 1099-DIV.

The Fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (“ASC 740”). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The Fund did not have any unrecognized tax benefits as of October 31, 2021, nor were there any increases or decreases in unrecognized tax benefits for the year then ended. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as an income tax expense in the Statement of Operations. During the six months ended April 30, 2022, the Fund did not incur any such interest or penalties. The Fund is subject to examination by U.S. federal and state tax authorities for returns filed for open tax period since September 9, 2019 (commencement of operations). The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

E.Dividends and Distributions to Shareholders. Dividends and distributions from net investment income to shareholders, if any, are paid annually and are recorded on the ex-dividend date. Distributions from net capital gains, if any, are generally declared and paid annually and are recorded on the ex-dividend date. The Fund declared dividends and distributions in the amount of $15,461,745 and $57,689 to Class I shares and Retail Class shareholders, respectively, during the six months ended April 30, 2022.

financial statements april 30, 2022	13

BBH SELECT SERIES – LARGE CAP FUND

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2022 (unaudited)

The tax character of distributions paid during the years ended October 31, 2021 and 2020, respectively, were as follows:

Distributions paid from:
	Ordinary income	Net long-term capital gain	Total taxable distributions	Tax return of capital	Total distributions paid
2021:	$1,489,329	$—	$1,489,329	$—	$1,489,329
2020:	170,101	—	170,101	—	170,101

As of October 31, 2021 and 2020, respectively, the components of retained earnings/(accumulated deficit) were as follows:

Components of retained earnings/(accumulated deficit):
	Undistributed ordinary income	Undistributed long-term capital gain	Accumulated capital and other losses	Other book/tax temporary differences	Unrealized appreciation/ (depreciation)	Total retained earnings/ (accumulated deficit)
2021:	$1,114,173	$14,316,835	$—	$(458)	$145,694,290	$161,124,840
2020:	1,354,013	—	(9,767,949)	—	28,540,209	20,126,273

The Fund did not have a net capital loss carryforward at October 31, 2021.

The Fund is permitted to carryforward capital losses for an unlimited period and they will retain their character as either short-term or long-term capital losses rather than being considered all short-term capital losses.

Total distributions paid may differ from amounts reported in the Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid.

The differences between book-basis and tax-basis unrealized appreciation/(depreciation) would be attributable primarily to the tax deferral of losses on wash sales, if applicable.

To the extent future capital gains are offset by capital loss carryforwards, if any, such gains will not be distributed.

F.Use of Estimates. The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the reporting period. Actual results could differ from these estimates.

14

BBH SELECT SERIES – LARGE CAP FUND

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2022 (unaudited)

3.Fees and Other Transactions with Affiliates.

A.Investment Advisory and Administrative Fees. Under a combined Investment Advisory and Administrative Services Agreement (“Agreement”) with the Trust, Brown Brothers Harriman & Co. (“BBH”) through a separately identifiable department (“SID” or “Investment Adviser”) provides investment advisory, portfolio management and administrative services to the Fund. The Fund pays a combined fee for investment advisory and administrative services calculated daily and paid monthly at an annual rate equivalent to 0.65% per annum on the first $3 billion of the Fund’s average daily net assets and 0.60% per annum on the Fund’s average daily net assets over $3 billion. For the six months ended April 30, 2022, the Fund incurred $1,436,315 under the Agreement.

B.Investment Advisory and Administrative Fee Waivers. Effective September 9, 2019 (commencement of operations), the Investment Adviser contractually agreed to limit the annual fund operating expenses (excluding interest, taxes, brokerage commissions, other expenditures that are capitalized in accordance with GAAP, other extraordinary expenses not incurred in the ordinary course of the Fund’s business and for Retail Class, amounts payable pursuant to any plan adopted in accordance with Rule 12b-1) of Class I and Retail Class to 0.80%. The agreement will terminate on March 1, 2023, unless it is renewed by all parties to the agreement. The agreement may only be terminated during its term with approval of the Fund’s Board of Trustees. For the six months ended, the Investment Adviser waived fees in the amount of $0 and $14,238 for Class I and Retail Class, respectively.

C.Distribution (12b-1) Fees. The Fund has adopted a distribution plan pursuant to Rule 12b-1 for Retail Class shares that allows the Fund to pay distribution and other fees for the sale of its shares and for distribution-related services provided to shareholders. Because these fees are paid out of the Fund’s assets continuously, over time these fees will increase the cost of investment in Retail Class shares and may cost the Retail Class shareholder more than paying other types of sales charges. The maximum annual distribution fee for Retail Class shares is 0.25% of the average daily net assets of the Retail Class shares of the Fund. With this agreement along with the investment advisory and waiver agreements above, it is anticipated that total operating expenses for Retail Class shares will be no greater than 1.05% of the average daily net assets. For the six months ended April 30, 2022, Retail Class shares of the Fund incurred $2,198 for Distribution (12b-1) Fees. This amount is presented under line item “Distribution fees” in the Statement of Operations.

D.Custody and Fund Accounting Fees. BBH acts as a custodian and fund accountant and receives custody and fund accounting fees from the Fund calculated daily and incurred monthly. BBH holds all of the Fund’s cash and investments and calculates the Fund’s daily net asset value. The custody fee is an asset and transaction-based fee. The fund accounting fee is an asset-based fee calculated at 0.004% of the Fund’s net asset value. For the six months ended April 30, 2022, the Fund incurred $17,667 in custody and fund accounting fees. As per agreement with the Fund’s custodian, the Fund receives interest income on cash balances held by the custodian at the BBH Base Rate. The BBH Base Rate is defined as BBH’s effective trading rate in local money markets on each day. The total interest

financial statements april 30, 2022	15

BBH SELECT SERIES – LARGE CAP FUND

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2022 (unaudited)

earned by the Fund for the six months ended April 30, 2022 was $2,526. This amount is included in “interest income” in the Statement of Operations. In the event that the Fund is overdrawn, under the custody agreement with BBH, BBH will make overnight loans to the Fund to cover overdrafts. Pursuant to their agreement, the Fund will pay the Federal Funds overnight investment rate on the day of the overdraft. The total interest incurred by the Fund for the six months ended April 30, 2022, was $0. This amount is included under line item “Custody and fund accounting fees” in the Statement of Operations.

E.Board of Trustees’ Fees. Each Trustee who is not an “interested person” as defined under the 1940 Act receives an annual fee as well as reimbursement for reasonable out-of-pocket expenses from the Fund. For the six months ended April 30, 2022, the Fund incurred $28,575 in independent Trustee compensation and expense reimbursements.

F.Officers of the Trust. Officers of the Trust are also employees of BBH. Officers are paid no fees by the Trust for their services to the Trust.

4.Investment Transactions. For the six months ended April 30, 2022, the cost of purchases and the proceeds of sales of investment securities, other than short-term investments, were $64,451,573 and $73,234,299, respectively.

5.Shares of Beneficial Interest. The Trust is permitted to issue an unlimited number of Class I and Retail Class shares of beneficial interest at no par value. Transactions in Class I and Retail Class shares were as follows:

	For the six months ended April 30, 2022 (unaudited)		For the year ended October 31, 2021
	Shares	Dollars	Shares	Dollars
Class I
Shares sold	3,286,594	$43,753,929	5,766,662	$70,599,590
Shares issued in connection with reinvestments of dividends	186,762	2,640,823	25,428	291,152
Proceeds from short-term redemption fees	N/A	N/A	N/A	40
Shares redeemed	(3,357,491)	(45,693,811)	(10,274,265)	(131,739,744)
Net increase (decrease)	115,865	$700,941	(4,482,175)	$(60,848,962)
Retail Class
Shares sold	1,762	$23,444	20,099	$249,315
Shares issued in connection with reinvestments of dividends	4,112	57,689	513	5,835
Proceeds from short-term redemption fees	N/A	2	N/A	N/A
Shares redeemed	(49,572)	(626,050)	(98,352)	(1,127,323)
Net decrease	(43,698)	$(544,915)	(77,740)	$(872,173)

16

BBH SELECT SERIES – LARGE CAP FUND

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2022 (unaudited)

Included in Shares Sold and Shares Redeemed are shareholder exchanges during the six months ended April 30, 2022 and the year ended October 31, 2021. Specifically:

During the six months ended April 30, 2022, there were no exchanges between Class I and Retail Class.

During the year ended October 31, 2021, 357 shares of Retail Class were exchanged for 354 shares of Class I valued at $4,518.

6.Principal Risk Factors and Indemnifications.

A.Principal Risk Factors. Investing in the Fund may involve certain risks, as discussed in the Fund’s prospectus, including but not limited to, those described below:

A shareholder may lose money by investing in the Fund (investment risk). The Fund is actively managed and the decisions by the Investment Adviser may cause the Fund to incur losses or miss profit opportunities (management risk). Price movements may occur due to factors affecting individual companies, such as the issuance of an unfavorable earnings report, or other events affecting particular industries or the equity market as a whole (equity securities risk). The value of securities held by the Fund may fall due to changing economic, political, regulatory or market conditions, or due to a company’s or issuer’s individual situation. Natural disasters, the spread of infectious illness and other public health emergencies, recession, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse effects on world economies and markets generally (market risk). In the normal course of business, the Fund invests in securities and enters into transactions where risks exist due to assumption of large positions in securities of a small number of issuers (non-diversification risk). There are certain risks associated with investing in foreign securities not present in domestic investments, including, but not limited to, recovery of tax withheld by foreign jurisdictions (foreign investment risk). The Fund’s shareholders may be adversely impacted by asset allocation decisions made by an investment adviser whose discretionary clients make up a large percentage of the Fund’s shareholders (shareholder concentration risk). The extent of the Fund’s exposure to these risks in respect to these financial assets is included in their value as recorded in the Fund’s Statement of Assets and Liabilities. The Fund invests in large cap company securities, which may underperform other funds during periods when the Fund’s large cap securities are out of favor (large cap company risk).

Please refer to the Fund’s prospectus for a complete description of the principal risks of investing in the Fund.

B.Indemnifications. Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund, and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers

financial statements april 30, 2022	17

BBH SELECT SERIES – LARGE CAP FUND

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2022 (unaudited)

that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

7.Subsequent Events. BBH, the custodian and fund accountant for the Fund, has entered into an agreement with State Street Corporation (“State Street”) under which State Street will acquire BBH’s Investor Services business; which includes those services provided to the Fund. The transaction is expected to be completed in the third quarter of 2022, subject to customary closing conditions and regulatory approvals. Investment advisory, portfolio management and administrative services provided to BBH Trust by BBH through its SID are not impacted by the agreement with State Street.

Management has evaluated events and transactions that have occurred since April 30, 2022 through the date the financial statements were issued and determined that there were no other subsequent events that would require recognition or additional disclosure in the financial statements.

18

BBH SELECT SERIES – LARGE CAP FUND

DISCLOSURE OF FUND EXPENSES

April 30, 2022 (unaudited)

EXAMPLE

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested distributions, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution 12b-1 fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2021 to April 30, 2022).

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% Hypothetical Example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

financial statements april 30, 2022	19

BBH SELECT SERIES – LARGE CAP FUND

DISCLOSURE OF FUND EXPENSES (continued)

April 30, 2022 (unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2021	Ending Account Value April 30, 2022	Expenses Paid During Period November 1, 2021 to April 30, 2022[1]
Class I
Actual	$1,000	$897	$3.29
Hypothetical[2]	$1,000	$1,021	$3.51

	Beginning Account Value November 1, 2021	Ending Account Value April 30, 2022	Expenses Paid During Period November 1, 2021 to April 30, 2022[1]
Retail Class
Actual	$1,000	$895	$4.93
Hypothetical[2]	$1,000	$1,020	$5.26

________________

[1]

Expenses are equal to the Fund’s annualized expense ratio of 0.70% and 1.05% for Class I and Retail Class shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

[2]	Assumes a return of 5% before expenses. For the purposes of the calculation, the applicable annualized expense ratio for each class of shares is subtracted from the assumed return before expenses.

20

BBH SELECT SERIES – LARGE CAP FUND

DISCLOSURE OF ADVISOR SELECTION

April 30, 2022 (unaudited)

Investment Advisory and Administrative Services Agreement Approval

The 1940 Act requires that a fund’s investment advisory agreements must be approved both by a fund’s board of trustees and by a majority of the trustees who are not parties to the investment advisory agreements or “interested persons” of any party (“Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. However, due to the ongoing COVID-19 pandemic the U.S. Securities and Exchange Commission provided exemptive relief from the in-person provisions of Section 15 of the 1940 Act related to the approval certain agreements on March 25, 2020 (“Exemptive Relief”).

The Board, a majority of which is comprised of Independent Trustees, held meetings on November 18, 2021 and on December 14, 2021, in reliance on the Exemptive Order, to consider whether to renew the combined Amended and Restated Investment Advisory and Administrative Services Agreement (the “Advisory Agreement”) between the Trust and the Investment Adviser with respect to the existing funds in the Trust, including the Fund. At the December 14, 2021 meeting, the Board voted to approve the renewal of the Agreement with respect to the Fund for an additional one-year term. In doing so, the Board determined that the terms of the Agreement were fair and reasonable and in the best interest of the Fund and its shareholders and that it had received sufficient information throughout the year to make an informed business decision with respect to the continuation of the Agreement.

Both in the meetings specifically held to address the continuance of the Agreement and at other meetings over the course of the year, the Board requested, received and assessed a variety of materials provided by the Investment Adviser and BBH, including, among other things, information about the nature, extent and quality of the services provided to the Trust and the Fund by the Investment Adviser and BBH, including investment management and administrative, the oversight of Fund service providers, marketing, risk oversight, compliance, and the ability to meet applicable legal and regulatory requirements. The Board also received and reviewed third-party comparative fee and expense information for the Fund prepared by Broadridge Financial Solutions, Inc. (“Broadridge”) using data from Lipper Inc., an independent provider of investment company data (“Lipper Report”). The Board reviewed this report with Broadridge, counsel to the Trust (“Fund Counsel”) and BBH. The Board received from, and discussed with, Fund Counsel a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements under the 1940 Act, as well as the guidance provided in Gartenburg v. Merrill Lynch Asset Management, Inc., which was affirmed in Jones v. Harris Associates, L.P. In addition, the Board met in executive session outside the presence of Fund management.

In approving the continuation of the Agreement, the Board considered: (a) the nature, extent and quality of services provided by the Investment Adviser; (b) the investment performance of the Fund; (c) the advisory fee and the cost of the services and profits to be realized by the Investment Adviser from its relationship with the Fund; (d) the Fund’s costs to investors compared to the costs of comparative funds; (e) the sharing of potential economies of scale; (f) fall-out benefits to the Investment Adviser as a result of its relationship with the Fund; and (g) other factors deemed relevant by the Board. The following is a summary of certain factors the Board considered in making its determination to approve the continuance of the Agreement. No single factor reviewed by the Board was identified as the principal factor in determining whether to approve the Agreement, and individual Trustees may have given different weight to various factors. The Board reviewed

financial statements april 30, 2022	21

BBH SELECT SERIES – LARGE CAP FUND

DISCLOSURE OF ADVISOR SELECTION (continued)

April 30, 2022 (unaudited)

these factors with Fund Counsel. The Board concluded that the fees paid by the Fund to the Investment Adviser were reasonable based on the expense information, the cost of the services provided, and the profits realized by the Investment Adviser.

Nature, Extent and Quality of Services

The Board noted that, under the Agreement and with respect to the Fund, the Investment Adviser, subject to the supervision of the Board, is responsible for providing a continuous investment program and making purchases and sales of portfolio securities consistent with the Fund’s investment objective and policies. The Board further noted that, as a combined investment advisory and administration agreement, the Agreement also contemplates the provision of administrative services by the Investment Adviser to the Fund within the same fee structure. The Board received and considered information during the December meeting, and over the course of the previous year, regarding the nature, extent and quality of services provided to the Trust and the Fund by the Investment Adviser including: portfolio management, the supervision of operations and compliance, preparation of regulatory filings, disclosures to Fund shareholders, general oversight of service providers, organizing Board meetings and preparing the materials for such Board meetings, assistance to the Board (including the Independent Trustees in their capacity as Trustees), legal and Chief Compliance Officer services for the Trust, and other services necessary for the operation of the Fund. The Board considered the resources of the Investment Adviser and BBH, as a whole, dedicated to the Fund noting that, pursuant to separate agreements, BBH also provides custody and fund accounting services to the Fund. The Board considered the depth and range of services provided pursuant to the Agreement, noting that the Investment Adviser also coordinates the provision of services to the Fund by affiliated and nonaffiliated service providers.

The Board considered the scope and quality of services provided by the Investment Adviser under the Agreement. The Board reviewed the qualifications of the key investment personnel primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered the policies and practices followed by BBH and the Investment Adviser. The Board noted that during the course of its regular meetings, it received reports on each of the foregoing topics. The Board concluded that, overall, it was satisfied with the nature, extent and quality of the investment advisory and administrative services provided, and expected to be provided, to the Fund pursuant to the Agreement.

Fund Performance

At the November 18, 2021 and December 14, 2021 meetings, and throughout the year, the Board received and considered performance information for the Fund provided by BBH. The Board also considered the Fund’s performance relative to a peer category of other mutual funds in a report compiled by Broadridge. As part of this review, the Trustees considered the composition of the peer category, selection criteria and reputation of Broadridge who prepared the peer category analysis. The Board reviewed and discussed with both BBH and Broadridge the report’s findings and discussed the positioning of the Fund relative to its selected peer category. The Board considered investment performance for the Fund over the 1- and 2-year periods of time noting the Fund had below average performance as compared to its peer category for the 1- and 2-year periods, ended September 30, 2021. In evaluating the performance of the Fund, the Board considered the risk expectations for the Fund as well as the level of Fund performance in the context of Fund expenses and the Investment Adviser’s profitability. The Board also noted the addition of a new portfolio manager for the Fund

22

BBH SELECT SERIES – LARGE CAP FUND

DISCLOSURE OF ADVISOR SELECTION (continued)

April 30, 2022 (unaudited)

after September 30, 2021. Based on this information, the Board concluded that it was satisfied with the Fund’s investment results.

Costs of Services Provided and Profitability

The Board considered the fee rates paid by the Fund to the Investment Adviser and BBH in light of the nature, extent and quality of the services provided to the Fund. The Board also considered and reviewed the fee waiver arrangement that was in place for the Fund and considered the actual fee rates after taking into account the fee waiver. The Board noted that they had previously received and considered information comparing the Fund’s combined investment advisory and administration fee and the Fund’s net operating expenses with those of other comparable mutual funds, such peer category and comparisons having been selected and calculated by Broadridge. The Board recognized that it is difficult to make comparisons of the fee rate, or of combined advisory and administration fees, because there are variations in the services that are included in the fees paid by other funds. The Board concluded that the advisory and administration fee appeared to be both reasonable in light of the services rendered and the result of arm’s length negotiations.

With regard to profitability, the Trustees considered the compensation and benefits flowing to the Investment Adviser and BBH, directly or indirectly. The Board reviewed annualized profitability data for the Fund using data for 2021 and prior years as of September 30, for both the Investment Adviser and BBH. The data also included the effect of revenue generated by the custody and fund accounting fees paid by the Fund to BBH. The Board conducted a detailed review of the allocation methods used in preparing the profitability data. The Board focused on profitability of the Investment Adviser and BBH’s relationships with the Fund before taxes and distribution expenses. The Board concluded that the Investment Adviser’s and BBH’s profitability was not excessive in light of the nature, extent and quality of services provided to the Fund.

The Board also considered the effect of fall-out benefits to the Investment Adviser and BBH such as the increased visibility of BBH’s investment management business due to the distribution of the Trust’s funds. The Board considered other benefits received by BBH and the Investment Adviser as a result of their relationships with the Fund. These other benefits include fees received for being the Fund’s custodian, fund accounting agent. In light of the costs of providing services pursuant to the Agreement as well as the Investment Adviser and BBH’s commitment to the Fund, the ancillary benefits that the Investment Adviser and BBH received were considered reasonable.

Economies of Scale

The Board also considered the existence of any economies of scale and whether those economies are passed along to the Fund’s shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by the Investment Adviser and BBH. The Board considered the fee schedule for the Fund. The Board concluded that the fees paid by the Fund to the Investment Adviser were reasonable based on the comparative expense information, the cost of the services provided by the Investment Adviser.

financial statements april 30, 2022	23

BBH SELECT SERIES – LARGE CAP FUND

CONFLICTS OF INTEREST

April 30, 2022 (unaudited)

Description of Potential Material Conflicts of Interest - Investment Adviser

BBH, including the Investment Adviser, provides discretionary and non-discretionary investment management services and products to corporations, institutions and individual investors throughout the world. As a result, in the ordinary course of its businesses, BBH, including the Investment Adviser, may engage in activities in which its interests or the interests of its clients may conflict with or be adverse to the interests of the Fund. In addition, certain of such clients (including the Fund) utilize the services of BBH for which they will pay to BBH customary fees and expenses that will not be shared with the Fund.

The Investment Adviser has adopted and implemented policies and procedures that seek to manage conflicts of interest. Pursuant to such policies and procedures, the Investment Adviser monitors a variety of areas, including compliance with fund investment guidelines, and compliance with its Code of Ethics.

The Trust also manages these conflicts of interest. For example, the Trust has designated a Chief Compliance Officer (“CCO”) and has adopted and implemented policies and procedures designed to manage the conflicts identified below and other conflicts that may arise in the course of the Fund’s operations in such a way as to safeguard the Fund from being negatively affected as a result of any such potential conflicts. From time to time, the Trustees receive reports from the Investment Adviser and the Trust’s CCO on areas of potential conflict.

Investors should carefully review the following, which describes potential and actual conflicts of interest that BBH and the Investment Adviser can face in the operation of their respective investment management services. This section is not, and is not intended to be, a complete enumeration or explanation of all of the potential conflicts of interest that may arise. The Investment Adviser and the Fund have adopted policies and procedures reasonably designed to appropriately prevent, limit or mitigate the conflicts of interest described below. Additional information about potential conflicts of interest regarding the Investment Adviser is set forth in the Investment Adviser’s Form ADV. A copy of Part 1 and Part 2A of the Investment Adviser’s Form ADV is available on the SEC’s website (www.adviserinfo.sec.gov). In addition, many of the activities that create these conflicts of interest are limited and/or prohibited by law, unless an exception is available.

Other Clients and Allocation of Investment Opportunities. BBH and the Investment Adviser manage funds and accounts of clients other than the Fund (“Other Clients”). In general, BBH and the Investment Adviser face conflicts of interest when they render investment advisory services to different clients and, from time to time, provide dissimilar investment advice to different clients. Investment decisions will not necessarily be made in parallel among the Fund and Other Clients. Investments made by the Fund do not, and are not intended to, replicate the investments, or the investment methods and strategies, of Other Clients. Accordingly, such Other Clients may produce results that are materially different from those experienced by the Fund. Certain other conflicts of interest may arise in connection with a portfolio manager’s management of the Fund’s investments, on the one hand, and the investments of other funds or accounts for which the portfolio manager is responsible, on the other. For example, it is possible that the various funds or accounts managed by the Investment Adviser could have different investment strategies that, at times, might conflict with one another to the possible detriment of the Fund. From time to time, the Investment Adviser sponsor funds and other investment pools and accounts which engage in the same or similar businesses as the Fund using the same or similar investment strategies. To the extent that the same investment opportunities might

24

BBH SELECT SERIES – LARGE CAP FUND

CONFLICTS OF INTEREST (continued)

April 30, 2022 (unaudited)

be desirable for more than one account or fund, possible conflicts could arise in determining how to allocate them because the Investment Adviser may have an incentive to allocate investment opportunities to certain accounts or funds. However, BBH and the Investment Adviser have implemented policies and procedures designed to ensure that information relevant to investment decisions is disseminated promptly within its portfolio management teams and investment opportunities are allocated equitably among different clients. The policies and procedures require, among other things, objective allocation for limited investment opportunities, and documentation and review of justifications for any decisions to make investments only for select accounts or in a manner disproportionate to the size of the account. Nevertheless, access to investment opportunities may be allocated differently among accounts due to the particular characteristics of an account, such as size of the account, cash position, tax status, risk tolerance and investment restrictions or for other reasons.

Actual or potential conflicts of interest may also arise when a portfolio manager has management responsibilities to multiple accounts or funds, resulting in unequal commitment of time and attention to the portfolio management of the funds or accounts.

Affiliated Service Providers. Other potential conflicts might include conflicts between the Fund and its affiliated and unaffiliated service providers (e.g., conflicting duties of loyalty). In addition to providing investment management services through the SID, BBH provides administrative, custody, shareholder servicing and fund accounting services to the Fund. BBH may have conflicting duties of loyalty while servicing the Fund and/or opportunities to further its own interest to the detriment of the Fund. For example, in negotiating fee arrangements with affiliated service providers, BBH may have an incentive to agree to higher fees than it would in the case of unaffiliated providers. BBH acting in its capacity as the Fund’s administrator is the primary valuation agent of the Fund. BBH values securities and assets in the Fund according to the Fund’s valuation policies. Because the Investment Adviser’s advisory and administrative fees are calculated by reference to a Fund’s net assets, BBH and its affiliates may have an incentive to seek to overvalue certain assets.

Aggregation. Potential conflicts of interest also arise with the aggregation of trade orders. Purchases and sales of securities for the Fund may be aggregated with orders for other client accounts managed by the Investment Adviser. The Investment Adviser, however, is not required to aggregate orders if portfolio management decisions for different accounts are made separately, or if it is determined that aggregating is not practicable, or in cases involving client direction. Prevailing trading activity frequently may make impossible the receipt of the same price or execution on the entire volume of securities purchased or sold. When this occurs, the various prices may be averaged, and the Fund will be charged or credited with the average price. Thus, the effect of the aggregation may operate on some occasions to the disadvantage of the Fund. In addition, under certain circumstances, the Fund will not be charged the same commission or commission equivalent rates in connection with an aggregated order.

Cross Trades. Under certain circumstances, the Investment Adviser, on behalf of the Fund, may seek to buy from or sell securities to another fund or account advised by BBH or the Investment Adviser. Subject to applicable law and regulation, BBH or the Investment Adviser may (but is not required to) effect purchases and sales between BBH’s or the Investment Adviser’s clients (“cross trades”), including the Fund, if BBH or

financial statements april 30, 2022	25

BBH SELECT SERIES – LARGE CAP FUND

CONFLICTS OF INTEREST (continued)

April 30, 2022 (unaudited)

the Investment Adviser believes such transactions are appropriate based on each party’s investment objectives and guidelines. There may be potential conflicts of interest or regulatory issues relating to these transactions which could limit the Investment Adviser’s decision to engage in these transactions for the Fund. BBH or the Investment Adviser may have a potentially conflicting division of loyalties and responsibilities to the parties in such transactions.

Soft Dollars. The Investment Adviser may direct brokerage transactions and/or payment of a portion of client commissions (“soft dollars”) to specific brokers or dealers or other providers to pay for research or other appropriate services which provide, in the Investment Adviser’s view, appropriate assistance in the investment decision-making process (including with respect to futures, fixed price offerings and over-the-counter transactions). The use of a broker that provides research and securities transaction services may result in a higher commission than that offered by a broker who does not provide such services. The Investment Adviser will determine in good faith whether the amount of commission is reasonable in relation to the value of research and services provided and whether the services provide lawful and appropriate assistance in its investment decision-making responsibilities.

Research or other services obtained in this manner may be used in servicing any or all of the Fund and other accounts managed by the Investment Adviser, including in connection with accounts that do not pay commissions to the broker related to the research or other service arrangements. Such products and services may disproportionately benefit other client accounts relative to the Fund based on the amount of brokerage commissions paid by the Fund and such other accounts. To the extent that the Investment Adviser uses soft dollars, it will not have to pay for those products and services itself.

BBH may receive research that is bundled with the trade execution, clearing, and/or settlement services provided by a particular broker-dealer. To the extent that the Investment Adviser receives research on this basis, many of the same conflicts related to traditional soft dollars may exist. For example, the research effectively will be paid by client commissions that also will be used to pay for the execution, clearing, and settlement services provided by the broker-dealer and will not be paid by the Investment Adviser.

Arrangements regarding compensation and delegation of responsibility may create conflicts relating to selection of brokers or dealers to execute Fund portfolio trades and/or specific uses of commissions from Fund portfolio trades, administration of investment advice and valuation of securities.

Investments in BBH Funds. From time-to-time, BBH may invest a portion of the assets of its discretionary investment advisory clients in the Fund. That investment by BBH on behalf of its discretionary investment advisory clients in the Fund may be significant at times.

Increasing the Fund’s assets may enhance investment flexibility and diversification and may contribute to economies of scale that tend to reduce the Fund’s expense ratio. In selecting the Fund for its discretionary investment advisory clients, BBH may limit its selection to funds managed by BBH or the Investment Adviser. BBH may not consider or canvass the universe of unaffiliated investment companies available, even though there may be unaffiliated investment companies that may be more appropriate or that have superior

26

BBH SELECT SERIES – LARGE CAP FUND

CONFLICTS OF INTEREST (continued)

April 30, 2022 (unaudited)

performance. BBH, the Investment Adviser and their affiliates providing services to the Fund benefit from additional fees when the Fund is included as an investment for a discretionary investment advisory client.

BBH reserves the right to redeem at any time some or all of the shares of the Fund acquired for its discretionary investment advisory clients’ accounts. A large redemption of shares of the Fund by BBH on behalf of its discretionary investment advisory clients could significantly reduce the asset size of the Fund, which might have an adverse effect on the Fund’s investment flexibility, portfolio diversification and expense ratio.

Valuation. When market quotations are not readily available or are believed by BBH to be unreliable, the Fund’s investments will be valued at fair value by BBH pursuant to procedures adopted by the Fund’s Board of Trustees. When determining an asset’s “fair value,” BBH seeks to determine the price that a Fund might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. The price generally may not be determined based on what the Fund might reasonably expect to receive for selling an asset at a later time or if it holds the asset to maturity. While fair value determinations will be based upon all available factors that BBH deems relevant at the time of the determination and may be based on analytical values determined by BBH using proprietary or third-party valuation models, fair value represents only a good faith approximation of the value of a security. The fair value of one or more securities may not, in retrospect, be the price at which those assets could have been sold during the period in which the particular fair values were used in determining the Fund’s net asset value. As a result, the Fund’s sale or redemption of its shares at net asset value, at a time when a holding or holdings are valued by BBH (pursuant to Board-adopted procedures) at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders.

Referral Arrangements. BBH may enter into advisory and/or referral arrangements with third parties. Such arrangements may include compensation paid by BBH to the third party. BBH may pay a solicitation fee for referrals and/or advisory or incentive fees. BBH may benefit from increased amounts of assets under management.

Personal Trading. BBH, including the Investment Adviser, and any of their respective partners, principals, directors, officers, employees, affiliates or agents, face conflicts of interest when transacting in securities for their own accounts because they could benefit by trading in the same securities as the Fund, which could have an adverse effect on the Fund. However, BBH, including the Investment Adviser, has implemented policies and procedures concerning personal trading by BBH Partners and employees. The policies and procedures are intended to prevent BBH Partners and employees with access to Fund material non-public information from trading in the same securities as the Fund.

Gifts and Entertainment. From time to time, employees of BBH, including the Investment Adviser, and any of their respective partners, principals, directors, officers, employees, affiliates or agents, may receive gifts and/or entertainment from clients, intermediaries, or service providers to the Fund or BBH, including the Investment Adviser, which could have the appearance of affecting or may potentially affect the judgment of the employees, or the manner in which they conduct business. BBH, including the Investment Adviser, has implemented policies and procedures concerning gifts and entertainment to mitigate any impact on the judgment of BBH Partners and employees.

financial statements april 30, 2022	27

BBH SELECT SERIES – LARGE CAP FUND

OPERATION AND EFFECTIVENESS OF THE FUND’S LIQUIDITY RISK MANAGEMENT PROGRAM

April 30, 2022 (unaudited)

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”) to promote effective liquidity risk management throughout the open-end investment company industry in order to reduce the risk that funds will be unable to meet their redemption obligations and mitigate dilution of the interests of fund shareholders.

The Board of Trustees (the “Board”) of BBH Trust met on March 8, 2022 to review the liquidity risk management program (the “Program”) for the funds of BBH Trust (the “Funds”) pursuant to the Liquidity Rule. The Board has appointed three members of the Brown Brothers Harriman & Co. Mutual Fund Advisory Department, the Investment Adviser to the Funds, as the Program Administrator for each Fund’s Program. The Program Administrator provided the Board with a report (the “Report”) that addressed the operations of the Program and assessed its adequacy and effectiveness of the Program. The Report covered the period from February 1, 2021 through January 31, 2022 (the “Reporting Period”).

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing a Fund’s liquidity risk, including the following points.

Liquidity classification. The Report described the Program’s liquidity classification methodology for categorizing the Funds’ investments into one of four liquidity buckets.

Highly Liquid Investment Minimum. The Report noted that one aspect of the Liquidity Rule is a requirement that funds that are expected to have less than 50% of assets classified as other than “highly liquid” should establish a minimum percentage of highly liquid assets that the fund is expected to hold on an on-going basis. The Program Administrator monitors the percentages of assets in each category on an ongoing basis and, given that no Fund has approached the 50% threshold, has made the determination that it is not necessary to assign a Highly Liquid Investment Minimum as provided for in the Liquidity Rule to any of the Funds.

The Fund’s investment strategy and liquidity of portfolio investments during normal and reasonably foreseeable stressed market conditions. During the Reporting Period, the Program Administrator reviewed whether each Fund’s investment strategy is appropriate for an open-end fund structure with a focus on Funds with more significant and consistent holdings of less liquid and illiquid assets and factored a Fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account.

Short-term and long-term cash flow projections during normal and reasonably foreseeable stressed market conditions. During the Reporting Period, the Program Administrator reviewed historical redemption activity and used this information as a component to establish each Fund’s reasonably anticipated trading size. The Program Administrator also took into consideration other factors such as shareholder ownership concentration, applicable distribution channels and the degree of certainty associated with a Fund’s short-term and long-term cash flow projections.

Holdings of cash and cash equivalents. The Program Administrator considered the degree to which each Fund held cash and cash equivalents as a component of each Fund’s ability to meet redemption requests.

28

BBH SELECT SERIES – LARGE CAP FUND

OPERATION AND EFFECTIVENESS OF THE FUND’S LIQUIDITY RISK MANAGEMENT PROGRAM (continued)

April 30, 2022 (unaudited)

There were no material changes to the Program during the Reporting Period. The Program Administrator has informed the Board that it believes that the Fund’s Program is adequately designed, has been implemented as intended, and has operated effectively since its implementation. No material exceptions have been noted since the implementation of the Program, and there were no liquidity events that impacted the Fund or its ability to meet redemption requests on a timely basis during the Reporting Period.

financial statements april 30, 2022	29

Administrator

Brown Brothers Harriman & Co.

140 Broadway

New York, NY 10005

Distributor

ALPS Distributors, Inc.

1290 Broadway, Suite 1000

Denver, CO 80203

Shareholder Servicing Agent

Brown Brothers Harriman & Co.

140 Broadway

New York, NY 10005

1-800-575-1265

Investment Adviser Brown Brothers Harriman Mutual Fund Advisory Department 140 Broadway New York, NY 10005

To obtain information or make shareholder inquiries:

By telephone:	Call 1-800-575-1265
By E-mail send your request to:	bbhfunds@bbh.com
On the internet:	www.bbhfunds.com

This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of the Fund.

For more complete information, visit www.bbhfunds.com for a prospectus. You should consider the Fund's investment objectives, risks, charges and expenses carefully before you invest. Information about these and other important subjects is in the Fund’s prospectus, which you should read carefully before investing.

Holdings and allocations are subject to change. Fund holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities. Current and future holdings are subject to risk.

The Fund’s Forms N-MFP are available electronically on the SEC’s website (sec.gov). For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semi-annual report, or annual report on the Fund’s web site at http://www.bbhfunds.com.

A summary of the Fund’s Proxy Voting Policy that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio, as well as a record of how the Fund voted any such proxies during the most recent 12-month period ended June 30, is available, without charge, upon request by calling the toll-free number listed above. This information is also available on the SEC’s website at www.sec.gov.

NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

Semi-Annual Report

APRIL 30, 2022

BBH Intermediate Municipal Bond Fund

BBH INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF ALLOCATION

April 30, 2022 (unaudited)

BREAKDOWN BY SECURITY TYPE

	U.S. $ Value	Percent of Net Assets
Municipal Bonds	$820,193,847	109.6%
Short-term Municipal Bonds	6,325,569	0.8
Liabilities in Excess of Other Assets	(77,822,572)	(10.4)
NET ASSETS	$748,696,844	100.0%

All data as of April 30, 2022. The BBH Intermediate Municipal Bond Fund’s (the “Fund”) breakdown by security type is expressed as a percentage of net assets and may vary over time.

CREDIT QUALITY

	U.S. $ Value	Percent of Total Investments
AAA	$212,872,420	25.8%
AA	318,674,829	38.5
A	205,532,623	24.9
BBB	84,347,750	10.2
Not Rated	5,091,794	0.6
TOTAL INVESTMENTS	$826,519,416	100.0%

All data as of April 30, 2022. The Fund’s credit quality is expressed as a percentage of total investments and may vary over time. Ratings are provided by Standard and Poor’s (S&P). Where S&P ratings are not available, they are substituted with Moody’s. S&P and Moody’s are independent third parties.

The accompanying notes are an integral part of these financial statements.

2

BBH INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS

April 30, 2022 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	MUNICIPAL BONDS (109.6%)
	Arizona (0.7%)
$2,250,000	Coconino County Pollution Control Corp., Revenue Bonds[1,2]	09/01/32	1.875%	$2,242,444
3,000,000	County of Yavapai Industrial Development Authority, Revenue Bonds	06/01/27	1.300	2,657,862
205,000	Salt Verde Financial Corp., Revenue Bonds	12/01/22	5.250	208,400
	Total Arizona			5,108,706
	California (9.0%)
3,700,000	Allan Hancock Joint Community College District, General Obligation Bonds	08/01/42	0.000	2,981,606
510,000	Anaheim City School District, General Obligation Bonds, NPFG[3]	08/01/24	0.000	477,829
1,000,000	Anaheim City School District, General Obligation Bonds, NPFG[3]	08/01/26	0.000	876,326
1,040,000	Anaheim City School District, General Obligation Bonds, AGM, NPFG[3]	08/01/28	0.000	850,357
2,140,000	Anaheim City School District, General Obligation Bonds, AGM, NPFG[3]	08/01/29	0.000	1,684,236
3,195,000	Anaheim Public Financing Authority, Revenue Bonds, AGM[3]	09/01/30	0.000	2,416,372
1,185,000	California Pollution Control Financing Authority, Revenue Bonds[1,2]	11/01/40	3.125	1,180,137
1,100,000	California State Public Works Board, Revenue Bonds[4]	08/01/25	5.000	1,166,506
1,470,000	California State Public Works Board, Revenue Bonds[4]	08/01/26	5.000	1,584,398
2,400,000	California State Public Works Board, Revenue Bonds[4]	08/01/29	5.000	2,667,510
2,785,000	California State Public Works Board, Revenue Bonds[4]	08/01/30	5.000	3,120,138
2,560,000	California State Public Works Board, Revenue Bonds[4]	08/01/31	5.000	2,890,567
2,000,000	Center Unified School District, General Obligation Bonds, BAM[3]	08/01/31	0.000	1,433,781
1,040,000	Chaffey Joint Union High School District, General Obligation Bonds[3]	08/01/33	0.000	697,756
1,000,000	Chaffey Joint Union High School District, General Obligation Bonds[3]	02/01/34	0.000	656,791
1,450,000	Chino Valley Unified School District, General Obligation Bonds[3]	08/01/34	0.000	877,735

The accompanying notes are an integral part of these financial statements.

financial statements april 30, 2022	3

BBH INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2022 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	MUNICIPAL BONDS (continued)
	California (continued)
$2,200,000	Chino Valley Unified School District, General Obligation Bonds[3]	08/01/35	0.000%	$1,265,282
1,015,000	Downey Unified School District, General Obligation Bonds[3]	08/01/33	0.000	685,512
1,000,000	Downey Unified School District, General Obligation Bonds[3]	08/01/35	0.000	620,938
2,000,000	Glendale Community College District, General Obligation Bonds[3]	08/01/32	0.000	1,336,731
2,500,000	Glendale Community College District, General Obligation Bonds[3]	08/01/33	0.000	1,590,080
3,350,000	Glendale Community College District, General Obligation Bonds[3]	08/01/35	0.000	1,921,763
5,240,000	Glendale Community College District, General Obligation Bonds[3]	08/01/36	0.000	2,856,164
1,900,000	Glendale Community College District, General Obligation Bonds[3]	08/01/37	0.000	983,215
1,040,000	Golden State Tobacco Securitization Corp., Revenue Bonds, AGM[3]	06/01/25	0.000	963,369
1,000,000	Grossmont Healthcare District, General Obligation Bonds, AMBAC[3]	07/15/30	0.000	763,008
1,100,000	La Mesa-Spring Valley School District, General Obligation Bonds, NPFG[3]	08/01/26	0.000	965,571
1,660,000	Lake Tahoe Unified School District, General Obligation Bonds, NPFG[3]	08/01/27	0.000	1,399,890
1,110,000	Lake Tahoe Unified School District, General Obligation Bonds, NPFG[3]	08/01/30	0.000	830,605
725,000	Long Beach Bond Finance Authority, Revenue Bonds	11/15/22	5.250	736,769
755,000	Long Beach Bond Finance Authority, Revenue Bonds (3-Month USD-LIBOR + 1.450%)[2]	11/15/27	1.789	748,752
9,565,000	Northern California Gas Authority No 1, Revenue Bonds (3-Month USD-LIBOR + 0.720%)[2]	07/01/27	1.368	9,438,602
1,725,000	Oak Grove School District, General Obligation Bonds	08/01/31	0.000	1,229,024
1,030,000	Oak Grove School District, General Obligation Bonds	08/01/32	0.000	731,037
1,050,000	Oak Park Unified School District, General Obligation Bonds, AGM[3]	08/01/28	0.000	852,752
1,310,000	Palmdale Elementary School District, General Obligation Bonds, AGM[3]	08/01/36	0.000	721,211
975,000	Placer Union High School District, General Obligation Bonds, AGM[3]	08/01/30	0.000	737,312

The accompanying notes are an integral part of these financial statements.

4

BBH INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2022 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	MUNICIPAL BONDS (continued)
	California (continued)
$775,000	Roseville Joint Union High School District, General Obligation Bonds, AGM[3]	08/01/30	0.000%	$586,068
1,035,000	Roseville Joint Union High School District, General Obligation Bonds[3]	08/01/33	0.000	674,737
2,415,000	San Diego Unified School District, General Obligation Bonds[3]	07/01/34	0.000	1,529,551
3,000,000	San Diego Unified School District, General Obligation Bonds[3]	07/01/37	0.000	1,652,523
1,000,000	Santa Ana Unified School District, General Obligation Bonds, NPFG[3]	08/01/24	0.000	938,371
1,120,000	Santa Rita Union School District, General Obligation Bonds, AGM[3]	08/01/33	0.000	729,956
2,415,000	State of California, General Obligation Bonds	12/01/32	2.850	2,343,296
1,000,000	Ukiah Unified School District, General Obligation Bonds, NPFG[3]	08/01/24	0.000	938,163
1,040,000	Windsor Unified School District, General Obligation Bonds[3]	08/01/33	0.000	689,331
	Total California			67,021,628
	Colorado (2.1%)
879,993	Colorado Housing & Finance Authority, Revenue Bonds, GNMA	11/01/48	4.200	887,298
6,515,000	E-470 Public Highway Authority, Revenue Bonds, NPFG[3]	09/01/22	0.000	6,482,353
1,900,000	E-470 Public Highway Authority, Revenue Bonds, NPFG[3]	09/01/25	0.000	1,732,483
1,750,000	E-470 Public Highway Authority, Revenue Bonds, NPFG[3]	09/01/27	0.000	1,493,041
5,000,000	E-470 Public Highway Authority, Revenue Bonds (SOFR + 0.350%)[2]	09/01/39	0.538	4,899,423
	Total Colorado			15,494,598
	Connecticut (6.0%)
1,135,000	Connecticut Housing Finance Authority, Revenue Bonds, FHLMC, FNMA, GNMA	11/15/22	2.100	1,136,252
530,000	Connecticut Housing Finance Authority, Revenue Bonds	05/15/23	2.800	531,024
1,605,000	Connecticut Housing Finance Authority, Revenue Bonds	05/15/26	1.150	1,491,639
1,070,000	Connecticut Housing Finance Authority, Revenue Bonds	11/15/26	1.200	986,751
2,340,000	Connecticut Housing Finance Authority, Revenue Bonds	05/15/27	1.350	2,150,601

The accompanying notes are an integral part of these financial statements.

financial statements april 30, 2022	5

BBH INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2022 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	MUNICIPAL BONDS (continued)
	Connecticut (continued)
$1,000,000	Connecticut Housing Finance Authority, Revenue Bonds	11/15/27	1.400%	$912,251
165,000	Connecticut Housing Finance Authority, Revenue Bonds	05/15/30	2.000	147,608
450,000	Connecticut Housing Finance Authority, Revenue Bonds	11/15/30	2.050	400,897
400,000	Connecticut Housing Finance Authority, Revenue Bonds	05/15/31	2.100	355,882
995,000	Connecticut Housing Finance Authority, Revenue Bonds	11/15/41	4.000	1,008,892
2,865,000	Connecticut Housing Finance Authority, Revenue Bonds, FHLMC, FNMA, GNMA	05/15/42	4.250	2,933,189
2,090,000	Connecticut Housing Finance Authority, Revenue Bonds	11/15/45	3.500	2,097,819
3,800,000	Connecticut State Health & Educational Facilities Authority, Revenue Bonds[1,2]	07/01/35	0.375	3,563,726
9,000,000	Connecticut State Health & Educational Facilities Authority, Revenue Bonds[1,2]	07/01/37	0.250	8,587,999
2,945,000	Connecticut State Health & Educational Facilities Authority, Revenue Bonds[1,2]	07/01/42	2.000	2,782,914
10,000,000	Connecticut State Health & Educational Facilities Authority, Revenue Bonds[1,2]	07/01/49	1.100	9,385,368
3,705,000	Connecticut State Health & Educational Facilities Authority, Revenue Bonds[1,2]	07/01/49	1.800	3,655,473
395,000	State of Connecticut, General Obligation Bonds (SIFMA Municipal Swap Index Yield + 0.900%)[2]	03/01/23	1.340	395,105
1,000,000	State of Connecticut, General Obligation Bonds (SIFMA Municipal Swap Index Yield + 0.990%)[2]	03/01/25	1.430	1,013,904
1,345,000	State of Connecticut, General Obligation Bonds	03/01/26	5.000	1,405,268
	Total Connecticut			44,942,562
	District of Columbia (0.9%)
800,000	District of Columbia, Revenue Bonds[2,5]	05/02/22	0.320	800,000
5,800,000	District of Columbia, Revenue Bonds[2,5]	05/06/22	0.430	5,800,000
	Total District of Columbia			6,600,000

The accompanying notes are an integral part of these financial statements.

6

BBH INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2022 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	MUNICIPAL BONDS (continued)
	Florida (5.0%)
$2,170,000	City of Jacksonville, Revenue Bonds[4]	10/01/24	5.000%	$2,269,854
5,250,000	City of Jacksonville, Revenue Bonds[4]	10/01/29	5.000	5,843,912
3,350,000	City of Jacksonville, Revenue Bonds[4]	10/01/30	5.000	3,760,949
2,600,000	City of Jacksonville, Revenue Bonds[4]	10/01/31	5.000	2,943,087
2,660,000	County of Broward Airport System Revenue, Revenue Bonds	10/01/27	5.000	2,878,264
1,015,000	County of Hillsborough Solid Waste & Resource Recovery Revenue, Revenue Bonds	09/01/24	5.000	1,066,342
1,200,000	Florida Department of Children & Families, Certificates of Participation	10/01/22	5.000	1,216,675
865,000	Florida Housing Finance Corp., Revenue Bonds, FHLMC, FNMA, GNMA	07/01/49	4.000	879,260
3,670,000	Florida Housing Finance Corp., Revenue Bonds, FHLMC, FNMA, GNMA	01/01/50	4.250	3,757,108
3,565,000	Florida Housing Finance Corp., Revenue Bonds, FHLMC, FNMA, GNMA	07/01/50	4.000	3,630,760
1,250,000	Okaloosa County School Board, Certificates of Participation	10/01/27	5.000	1,388,507
1,400,000	Okaloosa County School Board, Certificates of Participation	10/01/28	5.000	1,573,559
1,750,000	State of Florida, General Obligation Bonds	06/01/26	5.000	1,923,171
3,875,000	State of Florida Lottery Revenue, Revenue Bonds	07/01/27	5.000	4,249,016
	Total Florida			37,380,464
	Georgia (3.8%)
4,850,000	Development Authority of Burke County, Revenue Bonds[1,2]	10/01/32	2.250	4,821,911
5,000,000	Development Authority of Burke County, Revenue Bonds[1,2]	01/01/40	1.500	4,818,568
1,200,000	Development Authority of Burke County, Revenue Bonds[1,2]	11/01/45	3.000	1,206,653
2,565,000	Development Authority of Burke County, Revenue Bonds[1,2]	11/01/45	3.250	2,589,748
345,000	Georgia Municipal Electric Authority, Revenue Bonds	01/01/25	5.000	365,006
1,265,000	Georgia Municipal Electric Authority, Revenue Bonds	01/01/26	5.000	1,357,646
800,000	Georgia Municipal Electric Authority, Revenue Bonds	01/01/27	5.000	871,722
990,000	Georgia Municipal Electric Authority, Revenue Bonds	01/01/29	5.000	1,095,780

The accompanying notes are an integral part of these financial statements.

financial statements april 30, 2022	7

BBH INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2022 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	MUNICIPAL BONDS (continued)
	Georgia (continued)
$2,700,000	Georgia Municipal Electric Authority, Revenue Bonds	01/01/29	5.000%	$2,969,990
1,140,000	Georgia Municipal Electric Authority, Revenue Bonds	01/01/31	5.000	1,252,589
1,000,000	Georgia Municipal Electric Authority, Revenue Bonds	01/01/33	5.000	1,094,895
500,000	Georgia Municipal Electric Authority, Revenue Bonds	01/01/34	5.000	546,728
1,750,000	Monroe County Development Authority, Revenue Bonds	07/01/25	2.250	1,704,685
3,850,000	Monroe County Development Authority, Revenue Bonds[1,2]	01/01/39	1.500	3,710,297
	Total Georgia			28,406,218
	Hawaii (1.8%)
2,250,000	City & County of Honolulu, General Obligation Bonds[4]	11/01/23	5.000	2,323,257
3,750,000	City & County of Honolulu, General Obligation Bonds[4]	11/01/27	5.000	4,142,418
4,345,000	City & County of Honolulu, General Obligation Bonds[4]	11/01/28	5.000	4,861,510
2,000,000	City & County of Honolulu, General Obligation Bonds[4]	11/01/29	5.000	2,264,457
	Total Hawaii			13,591,642
	Illinois (3.1%)
3,130,000	Illinois Finance Authority, Revenue Bonds	07/15/32	3.000	2,916,826
1,285,000	Illinois Finance Authority, Revenue Bonds	08/15/32	5.000	1,440,812
2,000,000	Illinois Finance Authority, Revenue Bonds	08/15/34	5.000	2,228,812
2,470,000	Illinois Finance Authority, Revenue Bonds	08/15/36	4.000	2,519,226
2,585,000	Metropolitan Pier & Exposition Authority, Revenue Bonds	07/01/26	7.000	2,836,410
4,675,000	Railsplitter Tobacco Settlement Authority, Revenue Bonds	06/01/24	5.000	4,872,231
985,000	Railsplitter Tobacco Settlement Authority, Revenue Bonds	06/01/26	5.000	1,055,541
4,300,000	Railsplitter Tobacco Settlement Authority, Revenue Bonds	06/01/27	5.000	4,596,545
870,000	Railsplitter Tobacco Settlement Authority, Revenue Bonds	06/01/28	5.000	926,953
	Total Illinois			23,393,356

The accompanying notes are an integral part of these financial statements.

8

BBH INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2022 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	MUNICIPAL BONDS (continued)
	Indiana (1.8%)
$1,665,000	Indiana Bond Bank, Revenue Bonds (3-Month USD-LIBOR + 0.970%)[2]	10/15/22	1.670%	$1,661,435
2,000,000	Indiana Finance Authority, Revenue Bonds[1,2]	12/01/58	2.250	1,991,487
1,580,000	Indiana Housing & Community Development Authority, Revenue Bonds, GNMA	07/01/22	5.000	1,588,717
1,565,000	Indiana Housing & Community Development Authority, Revenue Bonds, GNMA	01/01/23	5.000	1,594,403
3,415,000	Indiana Housing & Community Development Authority, Revenue Bonds	01/01/49	3.750	3,456,464
2,170,000	Indiana Housing & Community Development Authority, Revenue Bonds, GNMA	07/01/49	3.250	2,165,847
1,000,000	Lake Central Multi-District School Building Corp., Revenue Bonds	07/15/32	4.000	1,015,152
	Total Indiana			13,473,505
	Iowa (1.5%)
2,020,000	Iowa Finance Authority, Revenue Bonds, FHLMC, FNMA, GNMA	07/01/30	1.800	1,802,852
335,000	Iowa Finance Authority, Revenue Bonds, FHLMC, FNMA, GNMA	07/01/46	4.000	340,093
460,000	Iowa Finance Authority, Revenue Bonds, FHLMC, FNMA, GNMA	01/01/49	3.500	461,697
3,570,000	Iowa Finance Authority, Revenue Bonds, FHLMC, FNMA, GNMA	01/01/50	3.750	3,613,597
5,435,000	Iowa Finance Authority, Revenue Bonds, FHLMC, FNMA, GNMA	01/01/52	3.000	5,312,191
	Total Iowa			11,530,430
	Kentucky (2.2%)
5,000,000	County of Trimble, Revenue Bonds	11/01/27	1.350	4,379,414
5,355,000	Kentucky Public Energy Authority, Revenue Bonds[1,2]	12/01/49	4.000	5,431,213
6,500,000	Kentucky Public Energy Authority, Revenue Bonds (SOFR + 1.200%)[2]	08/01/52	1.388	6,352,019
	Total Kentucky			16,162,646

The accompanying notes are an integral part of these financial statements.

financial statements april 30, 2022	9

BBH INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2022 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	MUNICIPAL BONDS (continued)
	Maryland (2.8%)
$10,000,000	State of Maryland, General Obligation Bonds[4]	08/01/27	3.000%	$10,201,509
1,000,000	State of Maryland Department of Transportation, Revenue Bonds[4]	12/01/23	5.000	1,027,074
2,000,000	State of Maryland Department of Transportation, Revenue Bonds[4]	12/01/26	5.000	2,164,961
2,250,000	State of Maryland Department of Transportation, Revenue Bonds[4]	12/01/27	5.000	2,463,399
2,250,000	State of Maryland Department of Transportation, Revenue Bonds[4]	12/01/28	5.000	2,489,373
2,125,000	State of Maryland Department of Transportation, Revenue Bonds[4]	12/01/29	5.000	2,373,744
	Total Maryland			20,720,060
	Massachusetts (2.4%)
1,805,000	Commonwealth of Massachusetts, Revenue Bonds, AGM[1,2]	06/01/22	11.416	1,809,507
5,000,000	Massachusetts Clean Water Trust, Revenue Bonds (U.S. Consumer Price Index + 0.990%)[2]	08/01/23	7.791	5,101,176
4,000,000	Massachusetts Development Finance Agency, Revenue Bonds[2,5]	05/02/22	0.300	4,000,000
6,250,000	Massachusetts Development Finance Agency, Revenue Bonds (SIFMA Municipal Swap Index Yield + 0.600%)[2,6]	07/01/49	1.040	6,239,616
370,000	Massachusetts Housing Finance Agency, Revenue Bonds	06/01/34	3.300	349,844
485,000	Massachusetts Housing Finance Agency, Revenue Bonds	12/01/36	3.450	460,216
	Total Massachusetts			17,960,359
	Michigan (2.7%)
90,000	Detroit City School District, General Obligation Bonds, BHAC, FGIC	05/01/25	5.250	93,549
325,000	Detroit City School District, General Obligation Bonds, AGM	05/01/27	5.250	362,260
5,350,000	Detroit City School District, General Obligation Bonds, AGM	05/01/29	6.000	6,022,496
1,550,000	Detroit City School District, General Obligation Bonds, AGM	05/01/30	5.250	1,800,379
3,940,000	Detroit City School District, General Obligation Bonds, AGM	05/01/32	5.250	4,645,564
1,195,000	Michigan Finance Authority, Revenue Bonds	05/01/28	5.000	1,306,422
1,235,000	Pontiac School District, General Obligation Bonds	05/01/26	5.000	1,353,105

The accompanying notes are an integral part of these financial statements.

10

BBH INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2022 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	MUNICIPAL BONDS (continued)
	Michigan (continued)
$1,355,000	Pontiac School District, General Obligation Bonds	05/01/27	5.000%	$1,511,383
1,480,000	Pontiac School District, General Obligation Bonds	05/01/28	5.000	1,675,364
1,240,000	Pontiac School District, General Obligation Bonds	05/01/31	5.000	1,433,626
	Total Michigan			20,204,148
	Minnesota (5.9%)
1,400,000	Becker Independent School District No 726, General Obligation Bonds[3]	02/01/32	0.000	1,000,558
3,420,000	Becker Independent School District No 726, General Obligation Bonds[3]	02/01/34	0.000	2,248,817
2,770,000	Becker Independent School District No 726, General Obligation Bonds[3]	02/01/35	0.000	1,742,206
2,000,000	Becker Independent School District No 726, General Obligation Bonds[3]	02/01/36	0.000	1,205,370
5,000,000	City of Minneapolis/St Paul Housing & Redevelopment Authority, Revenue Bonds[2,5]	05/06/22	0.450	5,000,000
1,300,000	Duluth Independent School District No 709, General Obligation Bonds[3]	02/01/31	0.000	915,676
1,050,000	Duluth Independent School District No 709, General Obligation Bonds[3]	02/01/32	0.000	708,013
1,035,000	Duluth Independent School District No 709, General Obligation Bonds[3]	02/01/33	0.000	665,639
1,005,000	Lakeville Independent School District No 194, General Obligation Bonds	02/01/24	5.000	1,049,352
765,000	Minnesota Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	01/01/28	1.750	709,850
1,465,000	Minnesota Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	07/01/28	1.300	1,311,542
797,533	Minnesota Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	03/01/47	2.930	783,352
633,828	Minnesota Housing Finance Agency, Revenue Bonds, FHA, FHLMC, FNMA, GNMA	01/01/49	3.600	631,357
1,815,639	Minnesota Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	03/01/49	3.450	1,802,916
718,619	Minnesota Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	06/01/49	3.150	709,117
3,988,162	Minnesota Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	01/01/50	2.470	3,879,239
1,000,000	Minnesota Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	01/01/50	3.750	1,011,682

The accompanying notes are an integral part of these financial statements.

financial statements april 30, 2022	11

BBH INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2022 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	MUNICIPAL BONDS (continued)
	Minnesota (continued)
$1,970,000	Minnesota Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	01/01/51	3.000%	$1,946,620
1,955,000	Minnesota Housing Finance Agency, Revenue Bonds	01/01/31	2.200	1,723,382
1,000,000	Sartell-St Stephen Independent School District No 748, General Obligation Bonds[3]	02/01/33	0.000	680,282
6,655,000	Shakopee Independent School District No 720, General Obligation Bonds[3]	02/01/28	0.000	5,578,025
5,155,000	Shakopee Independent School District No 720, General Obligation Bonds[3]	02/01/29	0.000	4,165,216
2,250,000	St Paul Independent School District No 625, Certificates of Participation	02/01/32	2.000	1,922,774
1,780,000	Winona Independent School District No 861, General Obligation Bonds	02/01/24	4.000	1,833,269
1,000,000	Winona Independent School District No 861, General Obligation Bonds	02/01/25	4.000	1,039,225
	Total Minnesota			44,263,479
	Mississippi (0.1%)
1,000,000	Mississippi Business Finance Corp., Revenue Bonds[1,2]	03/01/27	2.200	978,016
	Total Mississippi			978,016
	Montana (0.7%)
1,050,000	Montana Board of Housing, Revenue Bonds	12/01/43	4.000	1,067,014
2,300,000	Montana Board of Housing, Revenue Bonds	12/01/51	3.000	2,261,400
2,000,000	Montana Board of Housing, Revenue Bonds	06/01/52	3.000	1,960,976
	Total Montana			5,289,390
	Nebraska (3.5%)
2,515,000	Central Plains Energy Project, Revenue Bonds	09/01/27	5.000	2,539,708
11,000,000	Central Plains Energy Project, Revenue Bonds	09/01/37	5.250	11,116,993
6,635,000	Central Plains Energy Project, Revenue Bonds[1,2]	03/01/50	5.000	6,808,456
1,710,000	Nebraska Investment Finance Authority, Revenue Bonds, FHLMC, FNMA, GNMA	03/01/29	1.950	1,580,738
1,710,000	Nebraska Investment Finance Authority, Revenue Bonds, FHLMC, FNMA, GNMA	03/01/33	1.950	1,460,128
2,480,000	Nebraska Investment Finance Authority, Revenue Bonds, FHLMC, FNMA, GNMA	09/01/49	4.000	2,514,303
	Total Nebraska			26,020,326
	Nevada (0.2%)
1,250,000	County of Clark, Revenue Bonds[1,2]	01/01/36	1.650	1,244,734
	Total Nevada			1,244,734

The accompanying notes are an integral part of these financial statements.

12

BBH INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2022 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	MUNICIPAL BONDS (continued)
	New Hampshire (0.1%)
$1,000,000	New Hampshire Business Finance Authority, Revenue Bonds	08/01/24	3.125%	$996,212
	Total New Hampshire			996,212
	New Jersey (6.3%)
2,835,000	Eastern Camden County Regional School District Board of Education, General Obligation Bonds	08/15/24	1.000	2,691,051
1,420,000	Holmdel Township School District, General Obligation Bonds	02/01/27	3.250	1,455,670
1,705,000	Mount Laurel Township Board of Education, General Obligation Bonds	09/01/24	2.500	1,702,658
3,830,000	New Jersey Economic Development Authority, Revenue Bonds (SIFMA Municipal Swap Index Yield + 1.550%)[2]	09/01/27	1.990	3,859,802
5,100,000	New Jersey Economic Development Authority, Revenue Bonds (SIFMA Municipal Swap Index Yield + 1.600%)[2]	03/01/28	2.040	5,140,992
2,200,000	New Jersey Economic Development Authority, Revenue Bonds[1,2]	11/01/34	1.200	2,171,098
8,500,000	New Jersey Health Care Facilities Financing Authority, Revenue Bonds[2,5]	05/02/22	0.300	8,500,000
3,525,000	New Jersey Transportation Trust Fund Authority, Revenue Bonds[3]	12/15/26	0.000	2,986,257
1,380,000	New Jersey Transportation Trust Fund Authority, Revenue Bonds[3]	12/15/28	0.000	1,072,977
7,000,000	New Jersey Transportation Trust Fund Authority, Revenue Bonds	06/15/30	5.000	7,679,026
4,405,000	New Jersey Transportation Trust Fund Authority, Revenue Bonds[3]	12/15/30	0.000	3,129,532
6,000,000	New Jersey Transportation Trust Fund Authority, Revenue Bonds[3]	12/15/31	0.000	4,059,784
1,375,000	Rumson Boro School District, General Obligation Bonds	07/15/33	2.000	1,119,369
1,750,000	Township of Ewing, General Obligation Bonds	08/01/29	2.000	1,563,188
	Total New Jersey			47,131,404
	New Mexico (0.6%)
1,280,000	New Mexico Mortgage Finance Authority, Revenue Bonds, FHLMC, FNMA, GNMA	01/01/49	4.000	1,302,676
2,795,000	New Mexico Mortgage Finance Authority, Revenue Bonds, FHLMC, FNMA, GNMA	01/01/51	3.500	2,808,656
	Total New Mexico			4,111,332

The accompanying notes are an integral part of these financial statements.

financial statements april 30, 2022	13

BBH INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2022 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	MUNICIPAL BONDS (continued)
	New York (2.5%)
$2,000,000	Metropolitan Transportation Authority, Revenue Bonds (1-Month USD-LIBOR + 0.550%)[2]	11/01/30	0.855%	$1,996,006
5,460,000	Metropolitan Transportation Authority, Revenue Bonds (SOFR + 0.330%)[2]	11/01/35	0.518	5,417,582
5,655,000	Port Authority of New York & New Jersey, Revenue Bonds	10/01/31	2.000	4,749,170
3,279,804	Triborough Bridge & Tunnel Authority, Revenue Bonds (SOFR + 0.380%)[2]	01/01/32	0.568	3,272,744
4,755,000	Triborough Bridge & Tunnel Authority, Revenue Bonds[3]	05/15/33	0.000	3,163,927
	Total New York			18,599,429
	North Carolina (1.9%)
565,000	North Carolina Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	01/01/23	2.750	566,210
570,000	North Carolina Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	07/01/23	2.800	569,548
1,580,000	North Carolina Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	01/01/28	1.100	1,420,897
4,150,000	North Carolina Housing Finance Agency, Revenue Bonds, FNMA, GNMA	01/01/50	4.000	4,228,079
2,375,000	North Carolina Housing Finance Agency, Revenue Bonds	07/01/50	4.000	2,423,340
5,000,000	University of North Carolina at Chapel Hill, Revenue Bonds[2,5]	05/02/22	0.350	5,000,000
	Total North Carolina			14,208,074
	North Dakota (1.5%)
1,000,000	North Dakota Housing Finance Agency, Revenue Bonds	01/01/29	1.650	900,255
1,985,000	North Dakota Housing Finance Agency, Revenue Bonds	07/01/32	2.800	1,871,966
1,145,000	North Dakota Housing Finance Agency, Revenue Bonds	01/01/49	4.250	1,172,052
3,835,000	North Dakota Housing Finance Agency, Revenue Bonds	07/01/49	4.250	3,930,571
3,500,000	North Dakota Housing Finance Agency, Revenue Bonds	01/01/53	4.000	3,586,589
	Total North Dakota			11,461,433

The accompanying notes are an integral part of these financial statements.

14

BBH INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2022 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	MUNICIPAL BONDS (continued)
	Ohio (1.8%)
$1,090,000	Miami University of Oxford, Revenue Bonds[4]	09/01/29	5.000%	$1,236,210
700,000	Miami University of Oxford, Revenue Bonds[4]	09/01/31	5.000	811,822
1,470,000	Miami University of Oxford, Revenue Bonds[4]	09/01/32	5.000	1,698,486
2,000,000	Ohio Turnpike & Infrastructure Commission, Revenue Bonds[4]	02/15/29	5.000	2,216,707
2,000,000	Ohio Turnpike & Infrastructure Commission, Revenue Bonds[4]	02/15/30	5.000	2,240,097
2,550,000	Ohio Turnpike & Infrastructure Commission, Revenue Bonds[4]	02/15/31	5.000	2,881,049
2,000,000	Ohio Turnpike & Infrastructure Commission, Revenue Bonds[4]	02/15/32	5.000	2,272,596
	Total Ohio			13,356,967
	Oklahoma (0.9%)
3,675,000	Oklahoma Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	09/01/49	4.000	3,747,133
2,900,000	Oklahoma Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	09/01/50	3.250	2,884,992
	Total Oklahoma			6,632,125
	Oregon (5.0%)
7,600,000	Clackamas & Washington Counties School District No 3, General Obligation Bonds[3]	06/15/35	0.000	4,585,953
1,020,000	Clackamas County School District No 115, General Obligation Bonds[3]	06/15/27	0.000	879,571
1,670,000	Lane County School District No 1 Pleasant Hill, General Obligation Bonds[3]	06/15/27	0.000	1,443,718
1,445,000	Multnomah & Clackamas Counties School District No 10JT Gresham-Barlow, General Obligation Bonds[3]	06/15/32	0.000	1,034,410
4,200,000	Oregon State Business Development Commission, Revenue Bonds[1,2]	12/01/40	2.400	4,189,114
3,905,000	Salem-Keizer School District No 24J, General Obligation Bonds[3]	06/15/25	0.000	3,570,493
1,500,000	Salem-Keizer School District No 24J, General Obligation Bonds[3]	06/15/26	0.000	1,332,460
4,335,000	Salem-Keizer School District No 24J, General Obligation Bonds[3]	06/15/26	0.000	3,836,775
5,000,000	Salem-Keizer School District No 24J, General Obligation Bonds[3]	06/15/27	0.000	4,292,101
1,500,000	Salem-Keizer School District No 24J, General Obligation Bonds[3]	06/15/28	0.000	1,235,738

The accompanying notes are an integral part of these financial statements.

financial statements april 30, 2022	15

BBH INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2022 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	MUNICIPAL BONDS (continued)
	Oregon (continued)
$2,745,000	Salem-Keizer School District No 24J, General Obligation Bonds[3]	06/15/28	0.000%	$2,272,321
1,045,000	Salem-Keizer School District No 24J, General Obligation Bonds[3]	06/15/31	0.000	769,897
1,000,000	Salem-Keizer School District No 24J, General Obligation Bonds[3]	06/15/33	0.000	678,598
1,045,000	Salem-Keizer School District No 24J, General Obligation Bonds[3]	06/15/35	0.000	651,194
5,000,000	Umatilla County School District No 8R Hermiston, General Obligation Bonds[3]	06/15/32	0.000	3,552,141
2,225,000	Washington & Multnomah Counties School District No 48J Beaverton, General Obligation Bonds[3]	06/15/33	0.000	1,474,482
1,500,000	Washington Clackamas & Yamhill Counties School District No 88J, General Obligation Bonds[3]	06/15/31	0.000	1,092,382
1,055,000	Washington Clackamas & Yamhill Counties School District No 88J, General Obligation Bonds[3]	06/15/33	0.000	705,480
	Total Oregon			37,596,828
	Other Territory (0.3%)
2,735,000	FHLMC Multifamily VRD Certificates, Revenue Bonds	05/15/27	2.304	2,579,467
	Total Other Territory			2,579,467
	Pennsylvania (4.6%)
85,000	Allegheny County Airport Authority, Revenue Bonds, FGIC	01/01/23	5.000	86,692
6,000,000	Bethlehem Area School District Authority, Revenue Bonds (SOFR + 0.350%)[2]	07/01/31	0.538	5,938,782
1,000,000	New Kensington-Arnold School District, General Obligation Bonds, BAM	05/15/28	2.500	961,227
1,225,000	North Penn Water Authority, Revenue Bonds (SIFMA Municipal Swap Index Yield + 0.560%)[2]	11/01/24	1.000	1,226,269
710,000	Pennsbury School District, General Obligation Bonds[4]	08/01/27	4.000	746,423
1,070,000	Pennsbury School District, General Obligation Bonds[4]	08/01/30	4.000	1,134,875

The accompanying notes are an integral part of these financial statements.

16

BBH INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2022 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	MUNICIPAL BONDS (continued)
	Pennsylvania (continued)
$10,700,000	Pennsylvania Economic Development Financing Authority, Revenue Bonds[1,2]	08/01/37	0.580%	$10,075,270
1,000,000	School District of Philadelphia, General Obligation Bonds	09/01/23	5.000	1,034,680
1,760,000	School District of Philadelphia, General Obligation Bonds	09/01/26	5.000	1,910,790
1,610,000	School District of Philadelphia, General Obligation Bonds	09/01/28	5.000	1,790,883
2,210,000	State Public School Building Authority, Revenue Bonds, AGM	06/01/32	5.000	2,402,340
6,255,000	State Public School Building Authority, Revenue Bonds, AGM	06/01/33	5.000	6,793,798
	Total Pennsylvania			34,102,029
	South Carolina (1.1%)
890,000	South Carolina State Housing Finance & Development Authority, Revenue Bonds	07/01/34	2.650	813,887
7,500,000	South Carolina State Housing Finance & Development Authority, Revenue Bonds	01/01/52	4.000	7,685,453
	Total South Carolina			8,499,340
	South Dakota (1.8%)
1,500,000	South Dakota Housing Development Authority, Revenue Bonds, FHLMC, FNMA, GNMA	11/01/32	3.400	1,489,523
310,000	South Dakota Housing Development Authority, Revenue Bonds	11/01/44	4.000	313,349
1,995,000	South Dakota Housing Development Authority, Revenue Bonds	11/01/46	3.500	2,006,747
2,155,000	South Dakota Housing Development Authority, Revenue Bonds	11/01/48	4.500	2,223,552
2,525,000	South Dakota Housing Development Authority, Revenue Bonds	11/01/49	4.000	2,576,774
4,790,000	South Dakota Housing Development Authority, Revenue Bonds	11/01/50	3.750	4,850,780
	Total South Dakota			13,460,725

The accompanying notes are an integral part of these financial statements.

financial statements april 30, 2022	17

BBH INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2022 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	MUNICIPAL BONDS (continued)
	Tennessee (1.3%)
$4,000,000	New Memphis Arena Public Building Authority, Revenue Bonds	04/01/29	0.000%	$3,643,422
1,750,000	New Memphis Arena Public Building Authority, Revenue Bonds[3]	04/01/33	0.000	1,167,624
3,000,000	New Memphis Arena Public Building Authority, Revenue Bonds[3]	04/01/35	0.000	1,830,084
1,000,000	Tennessee Energy Acquisition Corp., Revenue Bonds	11/01/28	5.000	1,086,273
2,085,000	Tennessee Housing Development Agency, Revenue Bonds	01/01/47	3.500	2,092,646
	Total Tennessee			9,820,049
	Texas (18.8%)
1,395,000	City of Austin Airport System Revenue, Revenue Bonds[4]	11/15/31	5.000	1,553,071
1,120,000	City of Houston Airport System Revenue, Revenue Bonds	07/01/24	5.000	1,167,968
1,170,000	City of Houston Airport System Revenue, Revenue Bonds	07/01/25	5.000	1,236,187
500,000	City of San Antonio Electric & Gas Systems Revenue, Revenue Bonds[1,2]	02/01/48	2.750	502,370
8,000,000	City of San Antonio Electric & Gas Systems Revenue, Revenue Bonds[1,2]	02/01/49	2.000	7,496,138
1,130,000	Crandall Independent School District, General Obligation Bonds[3]	08/15/24	0.000	1,042,878
420,000	Crandall Independent School District, General Obligation Bonds[3]	08/15/25	0.000	372,952
450,000	Crandall Independent School District, General Obligation Bonds[3]	08/15/26	0.000	384,522
140,000	Crandall Independent School District, General Obligation Bonds[3]	08/15/27	0.000	114,916
4,330,000	Fort Bend Independent School District, General Obligation Bonds[1,2]	08/01/51	0.720	3,928,777
1,750,000	Goose Creek Consolidated Independent School District, General Obligation Bonds[1,2]	02/15/35	0.600	1,588,287
1,000,000	Hays Consolidated Independent School District, General Obligation Bonds	02/15/27	5.000	1,109,421

The accompanying notes are an integral part of these financial statements.

18

BBH INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2022 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	MUNICIPAL BONDS (continued)
	Texas (continued)
$6,000,000	Houston Independent School District, General Obligation Bonds[1,2]	06/01/36	3.000%	$6,056,401
8,000,000	Katy Independent School District, General Obligation Bonds[1,2]	08/15/50	1.500	7,808,259
3,455,000	Leander Independent School District, General Obligation Bonds[3]	08/15/29	0.000	2,607,887
3,380,000	Little Elm Independent School District, General Obligation Bonds[1,2]	08/15/48	0.680	3,161,645
1,025,000	Love Field Airport Modernization Corp., Revenue Bonds	11/01/25	5.000	1,088,332
3,400,000	Love Field Airport Modernization Corp., Revenue Bonds	11/01/25	5.000	3,610,076
1,380,000	Lower Colorado River Authority, Revenue Bonds, AGM	05/15/27	5.000	1,527,123
2,280,000	Lower Colorado River Authority, Revenue Bonds, AGM	05/15/28	5.000	2,559,458
6,250,000	Medina Valley Independent School District, General Obligation Bonds[1,2]	02/15/51	0.820	5,696,133
7,800,000	Northside Independent School District, General Obligation Bonds[1,2]	06/01/50	0.700	7,302,049
5,000,000	Northside Independent School District, General Obligation Bonds[1,2]	06/01/52	2.000	4,800,327
2,000,000	Permanent University Fund - University of Texas System, Revenue Bonds[2,5]	05/06/22	0.400	2,000,000
4,580,000	San Antonio Water System, Revenue Bonds[1,2]	05/01/49	2.625	4,579,906
1,000,000	State of Texas, General Obligation Bonds	08/01/26	5.000	1,093,516
3,609,152	Texas Department of Housing & Community Affairs, Revenue Bonds, FNMA	03/01/35	3.400	3,431,293
1,075,000	Texas Department of Housing & Community Affairs, Revenue Bonds, GNMA	09/01/35	2.150	901,743
2,175,000	Texas Department of Housing & Community Affairs, Revenue Bonds, GNMA	07/01/37	2.150	1,826,998
10,731,962	Texas Department of Housing & Community Affairs, Revenue Bonds, FHLMC, FNMA, GNMA	09/01/47	2.835	10,444,264
1,140,000	Texas Department of Housing & Community Affairs, Revenue Bonds, GNMA	03/01/50	4.000	1,164,940
10,360,000	Texas Municipal Gas Acquisition & Supply Corp. I, Revenue Bonds (3-Month USD-LIBOR + 0.700%)[2]	12/15/26	1.253	10,257,654
8,590,000	Texas Municipal Gas Acquisition & Supply Corp. I, Revenue Bonds	12/15/26	6.250	9,199,500

The accompanying notes are an integral part of these financial statements.

financial statements april 30, 2022	19

BBH INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2022 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	MUNICIPAL BONDS (continued)
	Texas (continued)
$3,765,000	Texas Municipal Gas Acquisition & Supply Corp. II, Revenue Bonds (SIFMA Municipal Swap Index Yield + 0.550%)[2]	09/15/27	0.990%	$3,721,522
12,255,000	Texas Municipal Gas Acquisition & Supply Corp. II, Revenue Bonds (3-Month USD-LIBOR + 0.690%)[2]	09/15/27	1.235	12,025,907
11,920,000	Texas Municipal Gas Acquisition & Supply Corp. II, Revenue Bonds (3-Month USD-LIBOR + 0.870%)[2]	09/15/27	1.423	11,783,908
1,000,000	Wylie Independent School District, General Obligation Bonds[3]	08/15/24	0.000	943,844
1,000,000	Wylie Independent School District, General Obligation Bonds[3]	08/15/25	0.000	915,973
	Total Texas			14,006,145
	Virginia (2.3%)
2,750,000	Amelia County Industrial Development Authority, Revenue Bonds	04/01/27	1.450	2,469,816
1,755,000	City of Virginia Beach, General Obligation Bonds	04/01/25	5.000	1,881,861
2,300,000	Virginia Housing Development Authority, Revenue Bonds	01/01/23	2.740	2,307,189
1,445,000	Virginia Housing Development Authority, Revenue Bonds, FHLMC, FNMA, GNMA	12/01/31	1.900	1,268,800
1,305,000	Virginia Public School Authority, Revenue Bonds	08/01/26	5.000	1,433,644
8,700,000	Wise County Industrial Development Authority, Revenue Bonds[1,2]	10/01/40	0.750	8,056,880
	Total Virginia			17,418,190
	Washington (1.0%)
425,000	Port of Seattle, Revenue Bonds	06/01/27	3.750%	429,422
1,150,000	State of Washington, General Obligation Bonds	08/01/26	5.000	1,262,392
1,345,000	State of Washington, General Obligation Bonds, NPFG[3]	06/01/30	0.000	1,042,438
70,000	Washington State Housing Finance Commission, Revenue Bonds	06/01/44	3.500	70,518
975,000	Washington State Housing Finance Commission, Revenue Bonds, FHLMC, FNMA, GNMA	12/01/47	4.000	986,443
4,000,000	Washington State Housing Finance Commission, Revenue Bonds (SIFMA Municipal Swap Index Yield + 0.550%)[2]	12/01/48	0.990	4,006,036
	Total Washington			7,797,249

The accompanying notes are an integral part of these financial statements.

20

BBH INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2022 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	MUNICIPAL BONDS (continued)
	Wisconsin (1.1%)
$300,000	County of Milwaukee Airport Revenue, Revenue Bonds	12/01/28	5.250%	$310,095
7,000,000	State of Wisconsin, General Obligation Bonds[4]	05/01/27	5.000	7,547,265
	Total Wisconsin			7,857,360
	Wyoming (0.5%)
2,365,000	Wyoming Community Development Authority, Revenue Bonds	12/01/48	4.000	2,408,734
1,380,000	Wyoming Community Development Authority, Revenue Bonds, FHLMC, FNMA, GNMA	06/01/50	3.000	1,364,488
	Total Wyoming			3,773,222
	Total Municipal Bonds
	(Cost $857,572,898)			820,193,847
	SHORT-TERM MUNICIPAL BONDS (0.8%)
	Missouri (0.1%)
1,000,000	Cape Girardeau County Industrial Development Authority, Revenue Bonds	06/01/22	5.000	1,003,515
	Total Missouri			1,003,515
	New Jersey (0.7%)
5,000,000	County of Union, General Obligation Bonds	06/17/22	1.000	5,005,102
	Total New Jersey			5,005,102
	Pennsylvania (0.0%)
315,000	Pennsbury School District, General Obligation Bonds[4]	08/01/22	4.000	316,952
	Total Pennsylvania			316,952
	Total Short-term Municipal Bonds
	(Cost $6,326,155)			6,325,569

TOTAL INVESTMENTS (Cost $863,899,053)[7]	110.4%	$826,519,416
LIABILITIES IN EXCESS OF OTHER ASSETS	(10.4)%	(77,822,572)
NET ASSETS	100.00%	$748,696,844
_______________________
[1]	This variable rate security is based on a predetermined schedule and the rate at period end also represents the reference rate at period end.

The accompanying notes are an integral part of these financial statements.

financial statements april 30, 2022	21

BBH INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2022 (unaudited)

[2] Variable rate instrument. Interest rates change on specific dates (such as coupon or interest payment date). The yield shown represents the April 30, 2022 coupon or interest rate.
[3] Security issued with zero coupon. Income is recognized through accretion of discount.
[4] Represent a security purchased on a when-issued basis.
[5]

Variable rate demand note. The maturity date reflects the demand repayment dates. Interest rates change on specific dates (such as coupon or interest payment date). The yield shown represents the coupon or interest rate as of April 30, 2022.

[6]

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities owned at April 30, 2022 was $6,239,616 or 0.8% of net assets.

[7]

The aggregate cost for federal income tax purposes is $863,899,053, the aggregate gross unrealized appreciation is $1,759,156 and the aggregate gross unrealized depreciation is $39,138,793, resulting in net unrealized depreciation of $(37,379,637).

Abbreviations:
AGM − Assured Guaranty Municipal Corporation.
AMBAC − AMBAC Financial Group, Inc.
BAM − Build America Mutual.
BHAC − Berkshire Hathaway Assurance Corporation.
FGIC − Financial Guaranty Insurance Company.
FHA − Federal Housing Administration.
FHLMC − Federal Home Loan Mortgage Corporation.
FNMA − Federal National Mortgage Association.
GNMA − Government National Mortgage Association.
LIBOR − London Interbank Offered Rate.
NPFG − National Public Finance Guarantee Corporation.
SIFMA − Securities Industry and Financial Markets Association.
SOFR − Secured Overnight Financing Rate.

The accompanying notes are an integral part of these financial statements.

22

BBH INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2022 (unaudited)

FAIR VALUE MEASUREMENTS

The Fund is required to disclose information regarding the fair value measurements of the Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirement established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including, for example, the risk inherent in a particular valuation technique used to measure fair value, including the model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own considerations about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Authoritative guidance establishes three levels of the fair value hierarchy as follows:

—	Level 1 – unadjusted quoted prices in active markets for identical assets and liabilities.
—	Level 2 – significant other observable inputs (including quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk, etc.).
—	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets and liabilities).

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires judgment by the investment adviser. The investment adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the investment adviser’s perceived risk of that instrument.

Financial assets within Level 1 are based on quoted market prices in active markets. The Fund does not adjust the quoted price for these instruments.

Financial instruments that trade in markets that are not considered to be active but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include municipal bonds, investment-grade corporate bonds, U.S. Treasury notes and bonds, and certain non-U.S. sovereign obligations and over-the-counter derivatives. As Level 2

The accompanying notes are an integral part of these financial statements.

financial statements april 30, 2022	23

BBH INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2022 (unaudited)

financial assets include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Financial assets classified within Level 3 have significant unobservable inputs, as they trade infrequently. Level 3 financial assets include private equity and certain corporate debt securities.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of April 30, 2022.

Investments, at value	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of April 30, 2022
Municipal Bonds*	$—	$820,193,847	$—	$820,193,847
Short-term Municipal Bonds	—	6,325,569	—	6,325,569
Total Investment, at value	$—	$826,519,416	$—	$826,519,416
_______________________
*	For geographical breakdown of municipal bond investments, refer to the Portfolio Investments.

The accompanying notes are an integral part of these financial statements.

24

BBH INTERMEDIATE MUNICIPAL BOND FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2022 (unaudited)

ASSETS:
Investments in securities, at value (Cost $863,899,053)	$826,519,416
Cash	32,965
Receivables for:
Investments sold	17,283,350
Interest	4,748,843
Shares sold	1,124,865
Investment advisory and administrative fee waiver reimbursement	3,722
Prepaid assets	135
Total Assets	849,713,296
LIABILITIES:
Payables for:
Investments purchased	99,326,854
Shares redeemed	1,216,415
Investment advisory and administrative fees	251,619
Custody and fund accounting fees	88,757
Periodic distributions	59,346
Professional fees	38,338
Shareholder servicing fees	11,118
Transfer agent fees	5,633
Board of Trustees' fees	1,732
Accrued expenses and other liabilities	16,640
Total Liabilities	101,016,452
NET ASSETS	$748,696,844
Net Assets Consist of:
Paid-in capital	$785,690,756
Accumulated deficit.	(36,993,912)
Net Assets	$748,696,844

NET ASSET VALUE AND OFFERING PRICE PER SHARE
CLASS N SHARES
($66,408,372 ÷ 6,577,763 shares outstanding)	$10.10
CLASS I SHARES
($682,288,471 ÷ 67,635,245 shares outstanding)	$10.09

The accompanying notes are an integral part of these financial statements.

financial statements april 30, 2022	25

BBH INTERMEDIATE MUNICIPAL BOND FUND

STATEMENT OF OPERATIONS

For the six months ended April 30, 2022 (unaudited)

NET INVESTMENT INCOME:
Income:
Interest income	7,530,055
Total Income	7,530,055
Expenses:
Investment advisory and administrative fees	1,667,735
Custody and fund accounting fees	76,230
Shareholder servicing fees	75,176
Professional fees	39,016
Board of Trustees' fees	30,072
Transfer agent fees	19,433
Miscellaneous expenses	74,449
Total Expenses	1,982,111
Investment advisory and administrative fee waiver	(16,745)
Net Expenses	1,965,366
Net Investment Income	5,564,689

NET REALIZED AND UNREALIZED LOSS:
Net realized gain on investments in securities	371,215
Net change in unrealized appreciation/(depreciation) on investments in securities	(64,321,235)
Net Realized and Unrealized Loss	(63,950,020)
Net Decrease in Net Assets Resulting from Operations	$(58,385,331)

The accompanying notes are an integral part of these financial statements.

26

BBH INTERMEDIATE MUNICIPAL BOND FUND

STATEMENTS OF CHANGES IN NET ASSETS

	For the six months ended April 30, 2022 (unaudited)	For the year ended October 31, 2021
INCREASE/(DECREASE) IN NET ASSETS:
Operations:
Net investment income	$5,564,689	$11,519,424
Net realized gain on investments in securities	371,215	621,594
Net change in unrealized appreciation/(depreciation) on investments in securities	(64,321,235)	(3,779,387)
Net increase/(decrease) in net assets resulting from operations	(58,385,331)	8,361,631
Dividends and distributions declared:
Class N	(490,078)	(1,254,792)
Class I	(5,693,647)	(11,067,676)
Total dividends and distributions declared	(6,183,725)	(12,322,468)
Share transactions:
Proceeds from sales of shares*	93,157,261	278,506,756
Net asset value of shares issued to shareholders for reinvestment of dividends and distributions	2,471,328	5,195,409
Proceeds from short-term redemption fees	3,479	4,901
Cost of shares redeemed*	(152,546,407)	(157,456,767)
Net increase/(decrease) in net assets resulting from share transactions	(56,914,339)	126,250,299
Total increase/(decrease) in net assets	(121,483,395)	122,289,462
NET ASSETS:
Beginning of period	870,180,239	747,890,777
End of period	$748,696,844	$870,180,239
_______________________
*	Includes share exchanges. See Note 5 in Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

financial statements april 30, 2022	27

BBH INTERMEDIATE MUNICIPAL BOND FUND

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for a Class N share outstanding throughout each period.

	For the six months ended April 30, 2022 (unaudited)	For the years ended October 31,
		2021	2020	2019	2018	2017
Net asset value, beginning of period	$10.93	$10.96	$10.76	$10.15	$10.48	$10.56
Income from investment operations:
Net investment income[1]	0.06	0.13	0.17	0.21	0.21	0.22
Net realized and unrealized gain (loss)	(0.82)	(0.02)	0.25	0.62	(0.23)	0.11
Total income (loss) from investment operations	(0.76)	0.11	0.42	0.83	(0.02)	0.33
Less dividends and distributions:
From net investment income	(0.06)	(0.13)	(0.17)	(0.21)	(0.21)	(0.26)
From net realized gains	(0.01)	(0.01)	(0.05)	(0.01)	(0.10)	(0.15)
Total dividends and distributions	(0.07)	(0.14)	(0.22)	(0.22)	(0.31)	(0.41)
Short-term redemption fees[1]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Net asset value, end of period	$10.10	$10.93	$10.96	$10.76	$10.15	$10.48
Total return[3]	(6.99)%[4]	1.01%	4.00%	8.21%	(0.26)%	3.20%
Ratios/Supplemental data:
Net assets, end of period (in millions)	$66	$82	$92	$54	$34	$16
Ratio of expenses to average net assets before reductions	0.69%[5]	0.69%	0.71%	0.77%	0.91%	1.05%
Fee waiver	(0.04)%[5,6]	(0.04)%[6]	(0.06)%[6]	(0.12)%[6]	(0.26)%[6]	(0.40)%[6]
Expense offset arrangement	—%	—%	(0.00)%[7]	(0.00)%[7]	(0.00)%[7]	(0.00)%[7]
Ratio of expenses to average net assets after reductions	0.65%[5]	0.65%	0.65%	0.65%	0.65%	0.65%
Ratio of net investment income to average net assets	1.15%[5]	1.18%	1.58%	2.01%	2.07%	2.16%
Portfolio turnover rate	75%[4]	45%	32%	104%	146%	125%
Portfolio turnover rate[8]	40%[4]	23%	19%	32%	52%	64%

____________

[1]	Calculated using average shares outstanding for the period.
[2]	Less than $0.01.
[3]	Assumes reinvestment of distributions.
[4]	Not annualized.
[5]	Annualized.
[6]

The ratio of expenses to average net assets for the six months ended April 30, 2022, the years ended October 31, 2021, 2020, 2019, 2018 and 2017, reflect fees reduced as result of a contractual operating expense limitation of the share class to 0.65%. The agreement is effective for period beginning on April 1, 2014 and will terminate on March 1, 2023, unless it is renewed by all parties to the agreement. For the six months ended April 30, 2022 and the years ended October 31, 2021, 2020, 2019, 2018 and 2017, the waived fees were $16,745, $35,002, $41,531, $55,422, $63,024 and $78,871, respectively.

[7]	Less than 0.01%.
[8]	The portfolio turnover rate excludes variable rate demand notes.

The accompanying notes are an integral part of these financial statements.

28

BBH INTERMEDIATE MUNICIPAL BOND FUND

FINANCIAL HIGHLIGHTS (continued)

Selected per share data and ratios for a Class I share outstanding throughout each period.

	For the six months ended April 30, 2022 (unaudited)	For the years ended October 31,
		2021	2020		2019	2018	2017
Net asset value, beginning of period	$10.92	$10.95	$10.75		$10.14	$10.47	$10.55
Income from investment operations:
Net investment income[1]	0.07	0.15	0.19		0.23	0.23	0.25
Net realized and unrealized gain (loss)	(0.82)	(0.02)	0.25		0.61	(0.24)	0.09
Total income (loss) from investment operations	(0.75)	0.13	0.44		0.84	(0.01)	0.34
Less dividends and distributions:
From net investment income	(0.07)	(0.15)	(0.19)		(0.22)	(0.22)	(0.27)
From net realized gains	(0.01)	(0.01)	(0.05)		(0.01)	(0.10)	(0.15)
Total dividends and distributions	(0.08)	(0.16)	(0.24)		(0.23)	(0.32)	(0.42)
Short-term redemption fees[1]	0.00 [2]	0.00 [2]	0.00	[2]	0.00 [2]	—	0.00 [2]
Net asset value, end of period	$10.09	$10.92	$10.95		$10.75	$10.14	$10.47
Total return[3]	(6.91)%[4]	1.21%	4.18%		8.38%	(0.12)%	3.36%
Ratios/Supplemental data:
Net assets, end of period (in millions)	$682	$788	$656		$334	$129	$71
Ratio of expenses to average net assets before reductions	0.45%[5]	0.45%	0.47%		0.50%	0.62%	0.69%
Fee waiver	—%[6]	—%[6]	(0.00)%[6,7]		(0.00)%[6,7]	(0.12)%[6]	(0.19)%[6]
Expense offset arrangement	—%	—%	(0.00	)% [7]	(0.00)%[7]	(0.00)%[7]	(0.00)%[7]
Ratio of expenses to average net assets after reductions	0.45%[5]	0.45%	0.47%		0.50%	0.50%	0.50%
Ratio of net investment income to average net assets	1.35%[5]	1.38%	1.75%		2.17%	2.23%	2.46%
Portfolio turnover rate	75%[4]	45%	32%		104%	146%	125%
Portfolio turnover rate[8]	40%[4]	23%	19%		32%	52%	64%

____________

[1]	Calculated using average shares outstanding for the period.
[2]	Less than $0.01.
[3]	Assumes reinvestment of distributions.
[4]	Not annualized.
[5]	Annualized.
[6]

The ratio of expenses to average net assets for the six months ended April 30, 2022, the years ended October 31, 2021, 2020, 2019, 2018 and 2017, reflect fees reduced as result of a contractual operating expense limitation of the share class to 0.50%. The agreement is effective for period beginning on April 1, 2014 and will terminate on March 1, 2023, unless it is renewed by all parties to the agreement. For the six months ended April 30, 2022 and the years ended October 31, 2021, 2020, 2019, 2018 and 2017, the waived fees were $—, $—, $—, $6,608, $111,441 and $123,485, respectively.

[7]	Less than 0.01%.
[8]	The portfolio turnover rate excludes variable rate demand notes.

The accompanying notes are an integral part of these financial statements.

financial statements april 30, 2022	29

BBH INTERMEDIATE MUNICIPAL BOND FUND

NOTES TO FINANCIAL STATEMENTS

April 30, 2022 (unaudited)

1.Organization. The Fund is a separate, diversified series of BBH Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was originally organized under the laws of the State of Maryland on July 16, 1990 as BBH Fund, Inc. and re-organized as a Delaware statutory trust on June 12, 2007. The Fund commenced operations on April 1, 2014 and offers two share classes, Class N and Class I. Neither Class N shares nor Class I shares automatically convert to any other share class of the Fund. The investment objective of the Fund is to protect investor’s capital and generate attractive risk-adjusted returns. As of April 30, 2022, there were eight series of the Trust.

2.Significant Accounting Policies. The Fund’s financial statements are prepared in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services – Investment Companies. The following summarizes significant accounting policies of the Fund:

A. Valuation of Investments. Prices of municipal bonds are provided by an external pricing service approved by the Fund’s Board of Trustees (the “Board”). These securities are generally classified as Level 2. The evaluated vendor pricing is based on methods that may include consideration of the following: yields or prices of municipal securities of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant.

 Securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. Short-term investments, which mature in 60 days or less are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original maturity when acquired by the Fund was more than 60 days, unless the use of amortized cost is determined not to represent “fair value” by the Board.

B. Accounting for Investments and Income. Investment transactions are accounted for on the trade date. Realized gains and losses on investment transactions are determined based on the identified cost method. Interest income is accrued daily and consists of interest accrued, discount earned (including, if any, both original issue and market discount) and premium amortization on the investments of the Fund. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of the interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

30

BBH INTERMEDIATE MUNICIPAL BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2022 (unaudited)

C. Fund Expenses. Most expenses of the Trust can be directly attributed to a specific fund. Expenses which cannot be directly attributed to a fund are generally apportioned among each fund in the Trust on a net assets basis or other suitable method. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

D. Federal Income Taxes. It is the Trust’s policy to comply with the requirements of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required. The Fund files a tax return annually using tax accounting methods required under provisions of the Code, which may differ from GAAP, which is the basis on which these financial statements are prepared. Accordingly, the amount of net investment income and net realized gain reported in these financial statements may differ from that reported on the Fund’s tax return, due to certain book-to-tax timing differences such as losses deferred due to “wash sale” transactions and utilization of capital loss carryforwards. These differences may result in temporary over-distributions for financial statement purposes and are classified as distributions in excess of accumulated net realized gains or net investment income. These distributions do not constitute a return of capital. Permanent differences are reclassified between paid-in capital and retained earnings/(accumulated deficit) within the Statement of Assets and Liabilities based upon their tax classification. As such, the character of distributions to shareholders reported in the Financial Highlights table may differ from that reported to shareholders on Form 1099-DIV.

 The Fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (“ASC 740”). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The Fund did not have any unrecognized tax benefits as of October 31, 2021, nor were there any increases or decreases in unrecognized tax benefits for the year then ended. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as an income tax expense in the Statement of Operations. During the six months ended April 30, 2022, the Fund did not incur any such interest or penalties. The Fund is subject to examination by U.S. federal and state tax authorities for returns filed for the prior three years. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

E. Dividends and Distributions to Shareholders. Dividends and distributions from net investment income to shareholders are declared daily and paid monthly to shareholders. Distributions from net capital gains, if any, are generally declared and paid annually and are recorded on the ex-dividend date. The Fund declared dividends and distributions in the amount of $490,078 and $5,693,647 to Class N and Class I shareholders, respectively, during the six months ended April 30, 2022. In addition, the Fund designated a portion of the payment made to redeeming shareholders as a distribution for income tax purpose.

financial statements april 30, 2022	31

BBH INTERMEDIATE MUNICIPAL BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2022 (unaudited)

The tax character of distributions paid during the years ended October 31, 2021 and 2020, respectively, were as follows:

Distributions paid from:
	Ordinary income	Net long-term capital gain	Total taxable distributions	Tax exempt income	Tax return of capital	Total distributions paid
2021:	$276,002	$602,567	$878,569	$11,443,899	$—	$12,322,468
2020:	1,789,349	118,951	1,908,300	9,371,601	—	11,279,901

As of October 31, 2021 and 2020, respectively, the components of retained earnings/(accumulated deficit) were as follows:

Components of retained earnings/(accumulated deficit):
	Undistributed ordinary income	Undistributed long-term capital gain	Undistributed tax-exempt income	Accumulated capital and other losses	Other book/tax temporary differences	Unrealized appreciation/ (depreciation)	Total retained earnings/ (accumulated deficit)
2021:	$614,979	$—	$22,207	$—	$(3,640)	$26,941,598	$27,575,144
2020:	191,668	602,567	22,294	—	(1,533)	30,720,985	31,535,981

The Fund did not have a net capital loss carryforward at October 31, 2021.

The Fund is permitted to carryforward capital losses for an unlimited period and they will retain their character as either short-term or long-term capital losses rather than being considered all short-term capital losses.

Total distributions paid may differ from amounts reported in the Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid.

To the extent future capital gains are offset by capital loss carryforwards, if any, such gains will not be distributed.

F.Use of Estimates. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

32

BBH INTERMEDIATE MUNICIPAL BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2022 (unaudited)

3. Fees and Other Transactions with Affiliates.

A.Investment Advisory and Administrative Fees. Effective April 1, 2014 (commencement of operations), under a combined Investment Advisory and Administrative Services Agreement (“Agreement”) with the Trust, Brown Brothers Harriman & Co. (“BBH”) through a separately identifiable department (“SID” or “Investment Adviser”) provides investment advisory, portfolio management and administrative services to the Fund. The Fund’s investment advisory and administrative services fee is calculated daily and paid monthly at an annual rate equivalent to 0.40% of the Fund’s average daily net assets. For the six months ended April 30, 2022, the Fund incurred $1,667,735 under the Agreement.

B.Investment Advisory and Administrative Fee Waiver. Effective April 1, 2014 (commencement of operations), the Investment Adviser contractually agreed to limit the annual fund operating expenses (excluding interest, taxes, brokerage commissions, other expenditures that are capitalized in accordance with GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business) of Class N and Class I to 0.65% and 0.50%, respectively. The agreement will terminate on March 1, 2023, unless it is renewed by all parties to the agreement. The agreement may only be terminated during its term with approval of the Fund’s Board of Trustees. For the six months ended April 30, 2022, the Investment Adviser waived fees in the amount of $16,745 and $0 for Class N and Class I, respectively.

C.Shareholder Servicing Fees. The Trust has a shareholder servicing agreement with BBH. BBH receives a fee from the Fund calculated daily and paid monthly at an annual rate of 0.20% of Class N shares’ average daily net assets. For the six months ended April 30, 2022, Class N shares of the Fund incurred $75,176 in shareholder servicing fees.

D.Custody and Fund Accounting Fees. BBH acts as a custodian and fund accountant and receives custody and fund accounting fees from the Fund calculated daily and incurred monthly. BBH holds all of the Fund’s cash and investments and calculates the Fund’s daily net asset value. The custody fee is an asset and transaction-based fee. The fund accounting fee is an asset-based fee calculated at 0.004% of the Fund’s net asset value. For the six months ended April 30, 2022, the Fund incurred $76,230 in custody and fund accounting fees. As per agreement with the Fund’s custodian, the Fund receives interest income on cash balances held by the custodian at the BBH Base Rate. The BBH Base Rate is defined as BBH’s effective trading rate in local money markets on each day. The total interest earned by the Fund under the revised agreement for the six months ended April 30, 2022 was $274. This amount is included in “Interest income” in the Statement of Operations. In the event that the Fund is overdrawn, under the custody agreement with BBH, BBH will make overnight loans to the Fund to cover overdrafts. Pursuant to their agreement, the Fund will pay the Federal Funds overnight investment rate on the day of the overdraft. The total interest incurred by the Fund for the six months ended April 30, 2022 was $918. This amount is included under line item “Custody and fund accounting fees” in the Statement of Operations.

financial statements april 30, 2022	33

BBH INTERMEDIATE MUNICIPAL BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2022 (unaudited)

E.Board of Trustees’ Fees. Each Trustee who is not an “interested person” as defined under the 1940 Act receives an annual fee as well as reimbursement for reasonable out-of-pocket expenses from the Fund. For the six months ended April 30, 2022, the Fund incurred $30,072 in independent Trustee compensation and expense reimbursements.

F.Officers of the Trust. Officers of the Trust are also employees of BBH. Officers are paid no fees by the Trust for their services to the Trust.

4.Investment Transactions. For the six months ended April 30, 2022, the cost of purchases and the proceeds of sales of investment securities, other than short-term investments, was $689,628,841 and $760,406,693, respectively.

5.Shares of Beneficial Interest. The Trust is permitted to issue an unlimited number of Class N shares and Class I shares of beneficial interest, at no par value. Transactions in Class N and Class I shares were as follows:

	For the six months ended April 30, 2022 (unaudited)		For the year ended October 31, 2021
	Shares	Dollars	Shares	Dollars
Class N
Shares sold	479,997	$5,134,044	3,040,169	$33,549,002
Shares issued in connection with reinvestments of dividends	46,178	490,964	113,559	1,252,118
Proceeds from short-term redemption fees	N/A	41	N/A	511
Shares redeemed	(1,430,554)	(15,253,217)	(4,036,559)	(44,522,443)
Net decrease	(904,379)	$(9,628,168)	(882,831)	$(9,720,812)
Class I
Shares sold	8,259,574	$88,023,217	22,224,702	$244,957,754
Shares issued in connection with reinvestments of dividends	186,352	1,980,364	358,044	3,943,291
Proceeds from short-term redemption fees	N/A	3,438	N/A	4,390
Shares redeemed	(13,035,473)	(137,293,190)	(10,256,469)	(112,934,324)
Net increase (decrease)	(4,589,547)	$(47,286,171)	12,326,277	$135,971,111

34

BBH INTERMEDIATE MUNICIPAL BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2022 (unaudited)

Included in Shares Sold and Shares Redeemed are shareholder exchanges during the six months ended April 30, 2022 and the year ended October 31, 2021. Specifically:

During the six months ended April 30, 2022, there were no shareholder exchanges.

During the year ended October 31, 2021, 243 shares of Class N were exchanged for 244 shares of Class I valued at $2,688, and 106,612 shares of Class I were exchanged for 106,515 shares of Class N valued at $1,172,702.

6.Principal Risk Factors and Indemnifications.

A.Principal Risk Factors. Investing in the Fund may involve certain risks, as discussed in the Fund’s prospectus, including but not limited to, those described below:

A shareholder may lose money by investing in the Fund (investment risk). The Fund is actively managed and the decisions by the Investment Adviser may cause the Fund to incur losses or miss profit opportunities (management risk). Additionally, in the normal course of business, the Fund invests in securities and enters into transactions where risks exist due to redemption of securities by the issuer before maturity (call risk), failure of a counterparty to a transaction to perform (credit risk), changes in interest rates, higher volatility for securities with longer maturities (interest rate risk), difficulty in being able to purchase or sell a security (liquidity risk) and a significant position in municipal securities in a particular state (geographic risk). Political, legislative and economic events may affect a municipal security’s value, interest payments, repayments of principal and the Fund’s ability to sell it (municipal issuer risk). Additionally, as the Fund’s exposure to similar municipal revenue sectors increases, the Fund will become more sensitive to adverse economic, business or political developments relevant to these sectors (municipal revenue sector risk). The Fund’s use of derivatives creates risks that are different from, or possibly greater than, the risks associated with investing directly in securities as the Fund could lose more than the principal amount invested (derivatives risk). The value of securities held by the Fund may decline in response to certain events, including: those directly involving the companies or issuers whose securities are held by the Fund; conditions affecting the general economy; overall market changes; and political and regulatory events. Natural disasters, the spread of infectious illness and other public health emergencies, recession, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse effects on world economies and markets generally (market risk). While the Fund endeavors to purchase only bona fide tax exempt bonds, there is a risk that a bond may be reclassified by the IRS as a taxable bond creating taxable income for the Fund and its shareholders (taxation risk). The Fund’s shareholders may be adversely impacted by asset allocation decisions made by an investment adviser whose discretionary clients may make up a large percentage of the Fund’s shareholders (shareholder concentration risk). The United Kingdom's Financial Conduct Authority announced a phase out of the LIBOR. Although many LIBOR rates were phased out by the end of 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The unavailability and/or discontinuation of LIBOR may affect the

financial statements april 30, 2022	35

BBH INTERMEDIATE MUNICIPAL BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2022 (unaudited)

value, liquidity or return on certain fund investments that mature later than June 2023 and may result in costs incurred in connection with closing out positions and entering into new positions. Any pricing adjustments to the fund’s investments resulting from a substitute reference rate may also adversely affect the fund’s performance and/or net asset value (LIBOR Transition Risk).The extent of the Fund’s exposure to these risks in respect to these financial assets is included in their value as recorded in the Fund’s Statement of Assets and Liabilities.

Please refer to the Fund’s prospectus for a complete description of the principal risks of investing in the Fund.

B.Indemnifications. Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund, and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

7.Subsequent Events. BBH, the custodian and fund accountant for the Fund, has entered into an agreement with State Street Corporation (“State Street”) under which State Street will acquire BBH’s Investor Services business; which includes those services provided to the Fund. The transaction is expected to be completed in the third quarter of 2022, subject to customary closing conditions and regulatory approvals. Investment advisory, portfolio management and administrative services provided to BBH Trust by BBH through its SID are not impacted by the agreement with State Street.

Management has evaluated events and transactions that have occurred since April 30, 2022 through the date the financial statements were issued and determined that there were no other that would require recognition or additional disclosure in the financial statements.

36

BBH INTERMEDIATE MUNICIPAL BOND FUND

DISCLOSURE OF FUND EXPENSES

April 30, 2022 (unaudited)

EXAMPLE

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested distributions, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2021 to April 30, 2022).

ACTUAL EXPENSES

The first line of the table provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% Hypothetical Example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

financial statements april 30, 2022	37

BBH INTERMEDIATE MUNICIPAL BOND FUND

DISCLOSURE OF FUND EXPENSES (continued)

April 30, 2022 (unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2021	Ending Account Value April 30, 2022	Expenses Paid During Period November 1, 2021 to April 30, 2022[1]
Class N
Actual	$1,000	$930	$3.11
Hypothetical[2]	$1,000	$1,022	$3.26

	Beginning Account Value November 1, 2021	Ending Account Value April 30, 2022	Expenses Paid During Period November 1, 2021 to April 30, 2022[1]
Class I
Actual	$1,000	$931	$2.15
Hypothetical[2]	$1,000	$1,023	$2.26

________________

[1]

Expenses are equal to the Fund’s annualized expense ratio of 0.65% and 0.45% for Class N and I shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

[2]	Assumes a return of 5% before expenses. For the purposes of the calculation, the applicable annualized expenses ratio for each class of shares is subtracted from the assumed return before expenses.

38

BBH INTERMEDIATE MUNICIPAL BOND FUND

DISCLOSURE OF ADVISOR SELECTION

April 30, 2022 (unaudited)

Investment Advisory and Administrative Services Agreement Approval

The 1940 Act requires that a fund’s investment advisory agreements be approved annually by the fund’s board of trustees, including by a majority of the trustees who are not parties to the investment advisory agreements or “interested persons” of any party (“Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. However, due to the ongoing COVID-19 pandemic the U.S. Securities and Exchange Commission provided exemptive relief from the in-person provisions of Section 15 of the 1940 Act related to the approval certain agreements on March 25, 2020 (“Exemptive Relief”).

The Board, a majority of which is comprised of Independent Trustees, held meetings on November 18, 2021 and on December 14, 2021, in reliance on the Exemptive Relief, to consider whether to renew the combined Amended and Restated Investment Advisory and Administrative Services Agreement (the “Agreement”) between the Trust and the Investment Adviser with respect to the existing funds in the Trust, including the Fund. At the December 14, 2021 meeting, the Board voted to approve the renewal of the Agreement with respect to the Fund for an additional one-year term. In doing so, the Board determined that the terms of the Agreement were fair and reasonable and in the best interest of the Fund and its shareholders, and that it had received sufficient information to make an informed business decision with respect to the continuation of the Agreement.

Both in the meetings specifically held to address the continuance of the Agreement and at other meetings over the course of the year, the Board requested, received and assessed a variety of materials provided by the Investment Adviser and BBH, including, among other things, information about the nature, extent and quality of the services provided to the Fund by the Investment Adviser and BBH, including investment management, administrative and shareholder services, the oversight of Fund service providers, marketing, risk oversight, compliance, and the ability to meet applicable legal and regulatory requirements. The Board also received comparative performance and fee and expense information for the Fund prepared by Broadridge Financial Solutions, Inc. (“Broadridge”) using data from Lipper Inc., an independent provider of investment company data (“Lipper Report”). The Board reviewed this report with Broadridge, Fund Counsel and BBH. The Board received from, and discussed with, counsel to the Trust (“Fund Counsel”) a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements under the 1940 Act, as well as the guidance provided in Gartenburg v. Merrill Lynch Asset Management, Inc., which was affirmed in Jones v. Harris Associates, L.P. In addition, the Board met in executive session outside the presence of Fund management.

In approving the continuation of the Agreement, the Board considered: (a) the nature, extent and quality of services provided by the Investment Adviser; (b) the investment performance of the Fund; (c) the advisory fee and the cost of the services and profits to be realized by the Investment Adviser from its relationship with the Fund; (d) the Fund’s costs to investors compared to the costs of comparative funds and performance compared to the relevant performance of comparative funds; (e) the sharing of potential economies of scale; (f) fall-out benefits to the Investment Adviser as a result of its relationship with the Fund; and (g) other factors deemed relevant by the Board. The following is a summary of the factors the Board considered in making its determination to approve the continuance of the Agreement. No single factor reviewed by the Board was identified as the principal factor in determining whether to approve the Agreement, and individual Trustees

financial statements april 30, 2022	39

BBH INTERMEDIATE MUNICIPAL BOND FUND

DISCLOSURE OF ADVISOR SELECTION (continued)

April 30, 2022 (unaudited)

may have given different weight to various factors. The Board reviewed these factors with Fund Counsel. The Board concluded that the fees paid by the Fund to the Investment Adviser were reasonable based on the comparative performance, expense information, the cost of the services provided, and the profits realized by the Investment Adviser.

Nature, Extent and Quality of Services

The Board noted that, under the Agreement and with respect to the Fund, the Investment Adviser, subject to the supervision of the Board, is responsible for providing a continuous investment program and making purchases and sales of portfolio securities consistent with the Fund’s investment objective and policies. The Board further noted that, as a combined investment advisory and administration agreement, the Agreement also contemplates the provision of administrative services by the Investment Adviser to the Fund within the same fee structure. The Board received and considered information, during December 14, 2021 meeting, and over the course of the previous year, regarding the nature, extent and quality of services provided to the Fund by the Investment Adviser including: portfolio management, supervision of operations and compliance, preparation of regulatory filings, disclosures to Fund shareholders, general oversight of service providers, organizing Board meetings and preparing the materials for such Board meetings, assistance to the Board (including the Independent Trustees in their capacity as Trustees), legal and Chief Compliance Officer services for the Trust, and other services necessary for the operation of the Fund. The Board considered the resources of the Investment Adviser and BBH, as a whole, dedicated to the Fund noting that, pursuant to separate agreements, BBH also provides custody, shareholder servicing, and fund accounting services to the Fund. The Board considered the depth and range of services provided pursuant to the Agreement, noting that the Investment Adviser also coordinates the provision of services to the Fund by affiliated and nonaffiliated service providers.

The Board considered the scope and quality of services provided by the Investment Adviser under the Agreement. The Board reviewed the qualifications of the key investment personnel primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered the policies and practices followed by BBH and the Investment Adviser. The Board noted that during the course of its regular meetings, it received reports on each of the foregoing topics. The Board concluded that, overall, they were satisfied with the nature, extent and quality of the investment advisory and administrative services provided, and expected to be provided, to the Fund pursuant to the Agreement.

Fund Performance

At the November 18, 2021 and December 14, 2021 meetings, and throughout the year, the Board received and considered performance information for the Fund provided by BBH. The Board also considered the Fund’s performance relative to a peer category of other mutual funds in a report compiled by Broadridge. As part of this review, the Trustees considered the composition of the peer category, selection criteria and reputation of Broadridge who prepared the peer category analysis. The Board reviewed with representatives of Broadridge who compiled the comparative report the report’s findings and discussed the positioning of the Fund relative to its selected peer category. The Board considered short-term and long-term investment performance for the Fund over various periods of time noting the Fund had below average performance as compared to its peer category for the 1-year period, average performance for the 2- and 3-year periods and

40

BBH INTERMEDIATE MUNICIPAL BOND FUND

DISCLOSURE OF ADVISOR SELECTION (continued)

April 30, 2022 (unaudited)

above average performance for the 4- and 5-year periods ended September 30, 2021. In evaluating the performance of the Fund, the Board considered the risk expectations for the Fund as well as the level of Fund performance in the context of Fund expenses and the Investment Adviser’s profitability. Based on this information, the Board concluded that it was satisfied with the Fund’s investment results.

Costs of Services Provided and Profitability

The Board considered the fee rates paid by the Fund to the Investment Adviser in light of the nature, extent and quality of the services provided to the Fund. The Board also considered and reviewed the fee waiver arrangement that was in place for the Fund and considered the actual fee rates, after taking into account the waiver. The Board received and considered information comparing the Fund’s combined investment advisory and administration fee and the Fund’s net operating expenses with those of other comparable mutual funds, such peer category and comparisons having been selected and calculated by Broadridge, noting that the Fund was very well placed, as compared to its selected peer category. The Board recognized that it is difficult to make comparisons of the fee rate, or of combined advisory and administration fees, because there are variations in the services that are included in the fees paid by other funds. The Board concluded that the advisory and administration fee appeared to be both reasonable in light of the services rendered and the result of arm’s length negotiations.

With regard to profitability, the Trustees considered the compensation and benefits flowing to the Investment Adviser and BBH, directly or indirectly. The Board reviewed annualized profitability data for the Fund using data for 2021 and prior years as of September 30, for both the Investment Adviser and BBH. The data also included the effect of revenue generated by the shareholder servicing, custody and fund accounting fees paid by the Fund to BBH. The Board conducted a detailed review of the allocation methods used in preparing the profitability data. The Board focused on profitability of the Investment Adviser and BBH’s relationships with the Fund before taxes and distribution expenses. The Board concluded that the Investment Adviser’s and BBH’s profitability was not excessive in light of the nature, extent and quality of services provided to the Fund.

The Board also considered the effect of fall-out benefits to the Investment Adviser and BBH such as the increased visibility of BBH’s investment management business due to the distribution of the Trust’s funds. The Board considered other benefits received by BBH and the Investment Adviser as a result of their relationships with the Fund. These other benefits include fees received for being the Fund’s administrator, custodian, fund accounting and shareholder servicing agent. In light of the costs of providing services pursuant to the Agreement as well as the Investment Adviser and BBH’s commitment to the Fund, the ancillary benefits that the Investment Adviser and BBH received were considered reasonable.

Economies of Scale

The Board also considered the existence of economies of scale and whether those economies are passed along to the Fund’s shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by the Investment Adviser. The Board noted that the fee schedule for the Fund does not contain breakpoints. Based on information it had been provided over many years, the Board observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there appeared to be no uniformity or pattern in the fees and asset levels at which breakpoints apply. In light of the Fund’s current

financial statements april 30, 2022	41

BBH INTERMEDIATE MUNICIPAL BOND FUND

DISCLOSURE OF ADVISOR SELECTION (continued)

April 30, 2022 (unaudited)

size and expense structure, the Board concluded that it was unnecessary at this time to consider breakpoints with respect to the Fund. The Board concluded that the fees paid by the Fund to the Investment Adviser were reasonable based on the comparative performance, expense information, the cost of the services provided and the profits to be realized by the Investment Adviser.

42

BBH INTERMEDIATE MUNICIPAL BOND FUND

CONFLICTS OF INTEREST

April 30, 2022 (unaudited)

Description of Potential Material Conflicts of Interest - Investment Adviser

BBH, including the Investment Adviser, provides discretionary and non-discretionary investment management services and products to corporations, institutions and individual investors throughout the world. As a result, in the ordinary course of its businesses, BBH, including the Investment Adviser, may engage in activities in which its interests or the interests of its clients may conflict with or be adverse to the interests of the Fund. In addition, certain of such clients (including the Fund) utilize the services of BBH for which they will pay to BBH customary fees and expenses that will not be shared with the Fund.

The Investment Adviser has adopted and implemented policies and procedures that seek to manage conflicts of interest. Pursuant to such policies and procedures, the Investment Adviser monitors a variety of areas, including compliance with fund investment guidelines, and compliance with its Code of Ethics.

The Trust also manages these conflicts of interest. For example, the Trust has designated a Chief Compliance Officer (“CCO”) and has adopted and implemented policies and procedures designed to manage the conflicts identified below and other conflicts that may arise in the course of the Fund’s operations in such a way as to safeguard the Fund from being negatively affected as a result of any such potential conflicts. From time to time, the Trustees receive reports from the Investment Adviser and the Trust’s CCO on areas of potential conflict.

Investors should carefully review the following, which describes potential and actual conflicts of interest that BBH and the Investment Adviser can face in the operation of their respective investment management services. This section is not, and is not intended to be, a complete enumeration or explanation of all of the potential conflicts of interest that may arise. The Investment Adviser and the Fund have adopted policies and procedures reasonably designed to appropriately prevent, limit or mitigate the conflicts of interest described below. Additional information about potential conflicts of interest regarding the Investment Adviser is set forth in the Investment Adviser’s Form ADV. A copy of Part 1 and Part 2A of the Investment Adviser’s Form ADV is available on the SEC’s website (www.adviserinfo.sec.gov). In addition, many of the activities that create these conflicts of interest are limited and/or prohibited by law, unless an exception is available.

Other Clients and Allocation of Investment Opportunities. BBH and the Investment Adviser manage funds and accounts of clients other than the Fund (“Other Clients”). In general, BBH and the Investment Adviser face conflicts of interest when they render investment advisory services to different clients and, from time to time, provide dissimilar investment advice to different clients. Investment decisions will not necessarily be made in parallel among the Fund and Other Clients. Investments made by the Fund do not, and are not intended to, replicate the investments, or the investment methods and strategies, of Other Clients. Accordingly, such Other Clients may produce results that are materially different from those experienced by the Fund. Certain other conflicts of interest may arise in connection with a portfolio manager’s management of the Fund’s investments, on the one hand, and the investments of other funds or accounts for which the portfolio manager is responsible, on the other. For example, it is possible that the various funds or accounts managed by the Investment Adviser could have different investment strategies that, at times, might conflict with one another to the possible detriment of the Fund. From time to time, the Investment Adviser sponsor funds and other investment pools and accounts which engage in the same or similar businesses as the Fund using the same or similar investment strategies. To the extent that the same investment opportunities might

financial statements april 30, 2021	43

BBH INTERMEDIATE MUNICIPAL BOND FUND

CONFLICTS OF INTEREST (continued)

April 30, 2022 (unaudited)

be desirable for more than one account or fund, possible conflicts could arise in determining how to allocate them because the Investment Adviser may have an incentive to allocate investment opportunities to certain accounts or funds. However, BBH and the Investment Adviser have implemented policies and procedures designed to ensure that information relevant to investment decisions is disseminated promptly within its portfolio management teams and investment opportunities are allocated equitably among different clients. The policies and procedures require, among other things, objective allocation for limited investment opportunities, and documentation and review of justifications for any decisions to make investments only for select accounts or in a manner disproportionate to the size of the account. Nevertheless, access to investment opportunities may be allocated differently among accounts due to the particular characteristics of an account, such as size of the account, cash position, tax status, risk tolerance and investment restrictions or for other reasons.

Actual or potential conflicts of interest may also arise when a portfolio manager has management responsibilities to multiple accounts or funds, resulting in unequal commitment of time and attention to the portfolio management of the funds or accounts.

Affiliated Service Providers. Other potential conflicts might include conflicts between the Fund and its affiliated and unaffiliated service providers (e.g., conflicting duties of loyalty). In addition to providing investment management services through the SID, BBH provides administrative, custody, shareholder servicing and fund accounting services to the Fund. BBH may have conflicting duties of loyalty while servicing the Fund and/or opportunities to further its own interest to the detriment of the Fund. For example, in negotiating fee arrangements with affiliated service providers, BBH may have an incentive to agree to higher fees than it would in the case of unaffiliated providers. BBH acting in its capacity as the Fund’s administrator is the primary valuation agent of the Fund. BBH values securities and assets in the Fund according to the Fund’s valuation policies. Because the Investment Adviser’s advisory and administrative fees are calculated by reference to a Fund’s net assets, BBH and its affiliates may have an incentive to seek to overvalue certain assets.

Aggregation. Potential conflicts of interest also arise with the aggregation of trade orders. Purchases and sales of securities for the Fund may be aggregated with orders for other client accounts managed by the Investment Adviser. The Investment Adviser, however, is not required to aggregate orders if portfolio management decisions for different accounts are made separately, or if it is determined that aggregating is not practicable, or in cases involving client direction. Prevailing trading activity frequently may make impossible the receipt of the same price or execution on the entire volume of securities purchased or sold. When this occurs, the various prices may be averaged, and the Fund will be charged or credited with the average price. Thus, the effect of the aggregation may operate on some occasions to the disadvantage of the Fund. In addition, under certain circumstances, the Fund will not be charged the same commission or commission equivalent rates in connection with an aggregated order.

Cross Trades. Under certain circumstances, the Investment Adviser, on behalf of the Fund, may seek to buy from or sell securities to another fund or account advised by BBH or the Investment Adviser. Subject to applicable law and regulation, BBH or the Investment Adviser may (but is not required to) effect purchases and sales between BBH’s or the Investment Adviser’s clients (“cross trades”), including the Fund, if BBH or

44

BBH INTERMEDIATE MUNICIPAL BOND FUND

CONFLICTS OF INTEREST (continued)

April 30, 2022 (unaudited)

the Investment Adviser believes such transactions are appropriate based on each party’s investment objectives and guidelines. There may be potential conflicts of interest or regulatory issues relating to these transactions which could limit the Investment Adviser’s decision to engage in these transactions for the Fund. BBH or the Investment Adviser may have a potentially conflicting division of loyalties and responsibilities to the parties in such transactions.

Soft Dollars. The Investment Adviser may direct brokerage transactions and/or payment of a portion of client commissions (“soft dollars”) to specific brokers or dealers or other providers to pay for research or other appropriate services which provide, in the Investment Adviser’s view, appropriate assistance in the investment decision-making process (including with respect to futures, fixed price offerings and over-the-counter transactions). The use of a broker that provides research and securities transaction services may result in a higher commission than that offered by a broker who does not provide such services. The Investment Adviser will determine in good faith whether the amount of commission is reasonable in relation to the value of research and services provided and whether the services provide lawful and appropriate assistance in its investment decision-making responsibilities.

Research or other services obtained in this manner may be used in servicing any or all of the Fund and other accounts managed by the Investment Adviser, including in connection with accounts that do not pay commissions to the broker related to the research or other service arrangements. Such products and services may disproportionately benefit other client accounts relative to the Fund based on the amount of brokerage commissions paid by the Fund and such other accounts. To the extent that the Investment Adviser uses soft dollars, it will not have to pay for those products and services itself.

BBH may receive research that is bundled with the trade execution, clearing, and/or settlement services provided by a particular broker-dealer. To the extent that the Investment Adviser receives research on this basis, many of the same conflicts related to traditional soft dollars may exist. For example, the research effectively will be paid by client commissions that also will be used to pay for the execution, clearing, and settlement services provided by the broker-dealer and will not be paid by the Investment Adviser.

Arrangements regarding compensation and delegation of responsibility may create conflicts relating to selection of brokers or dealers to execute Fund portfolio trades and/or specific uses of commissions from Fund portfolio trades, administration of investment advice and valuation of securities.

Investments in BBH Funds. From time-to-time, BBH may invest a portion of the assets of its discretionary investment advisory clients in the Fund. That investment by BBH on behalf of its discretionary investment advisory clients in the Fund may be significant at times.

Increasing the Fund’s assets may enhance investment flexibility and diversification and may contribute to economies of scale that tend to reduce the Fund’s expense ratio. In selecting the Fund for its discretionary investment advisory clients, BBH may limit its selection to funds managed by BBH or the Investment Adviser. BBH may not consider or canvass the universe of unaffiliated investment companies available, even though there may be unaffiliated investment companies that may be more appropriate or that have superior

financial statements april 30, 2021	45

BBH INTERMEDIATE MUNICIPAL BOND FUND

CONFLICTS OF INTEREST (continued)

April 30, 2022 (unaudited)

performance. BBH, the Investment Adviser and their affiliates providing services to the Fund benefit from additional fees when the Fund is included as an investment for a discretionary investment advisory client.

BBH reserves the right to redeem at any time some or all of the shares of the Fund acquired for its discretionary investment advisory clients’ accounts. A large redemption of shares of the Fund by BBH on behalf of its discretionary investment advisory clients could significantly reduce the asset size of the Fund, which might have an adverse effect on the Fund’s investment flexibility, portfolio diversification and expense ratio.

Valuation. When market quotations are not readily available or are believed by BBH to be unreliable, the Fund’s investments will be valued at fair value by BBH pursuant to procedures adopted by the Fund’s Board of Trustees. When determining an asset’s “fair value,” BBH seeks to determine the price that a Fund might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. The price generally may not be determined based on what the Fund might reasonably expect to receive for selling an asset at a later time or if it holds the asset to maturity. While fair value determinations will be based upon all available factors that BBH deems relevant at the time of the determination and may be based on analytical values determined by BBH using proprietary or third-party valuation models, fair value represents only a good faith approximation of the value of a security. The fair value of one or more securities may not, in retrospect, be the price at which those assets could have been sold during the period in which the particular fair values were used in determining the Fund’s net asset value. As a result, the Fund’s sale or redemption of its shares at net asset value, at a time when a holding or holdings are valued by BBH (pursuant to Board-adopted procedures) at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders.

Referral Arrangements. BBH may enter into advisory and/or referral arrangements with third parties. Such arrangements may include compensation paid by BBH to the third party. BBH may pay a solicitation fee for referrals and/or advisory or incentive fees. BBH may benefit from increased amounts of assets under management.

Personal Trading. BBH, including the Investment Adviser, and any of their respective partners, principals, directors, officers, employees, affiliates or agents, face conflicts of interest when transacting in securities for their own accounts because they could benefit by trading in the same securities as the Fund, which could have an adverse effect on the Fund. However, BBH, including the Investment Adviser, has implemented policies and procedures concerning personal trading by BBH Partners and employees. The policies and procedures are intended to prevent BBH Partners and employees with access to Fund material non-public information from trading in the same securities as the Fund.

Gifts and Entertainment. From time to time, employees of BBH, including the Investment Adviser, and any of their respective partners, principals, directors, officers, employees, affiliates or agents, may receive gifts and/or entertainment from clients, intermediaries, or service providers to the Fund or BBH, including the Investment Adviser, which could have the appearance of affecting or may potentially affect the judgment of

46

BBH INTERMEDIATE MUNICIPAL BOND FUND

CONFLICTS OF INTEREST (continued)

April 30, 2022 (unaudited)

the employees, or the manner in which they conduct business. BBH, including the Investment Adviser, has implemented policies and procedures concerning gifts and entertainment to mitigate any impact on the judgment of BBH Partners and employees.

financial statements april 30, 2022	47

BBH INTERMEDIATE MUNICIPAL BOND FUND

OPERATION AND EFFECTIVENESS OF THE FUND’S LIQUIDITY RISK MANAGEMENT PROGRAM

April 30, 2022 (unaudited)

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”) to promote effective liquidity risk management throughout the open-end investment company industry in order to reduce the risk that funds will be unable to meet their redemption obligations and mitigate dilution of the interests of fund shareholders.

The Board of Trustees (the “Board”) of BBH Trust met on March 8, 2022 to review the liquidity risk management program (the “Program”) for the funds of BBH Trust (the “Funds”) pursuant to the Liquidity Rule. The Board has appointed three members of the Brown Brothers Harriman & Co. Mutual Fund Advisory Department, the Investment Adviser to the Funds, as the Program Administrator for each Fund’s Program. The Program Administrator provided the Board with a report (the “Report”) that addressed the operations of the Program and assessed its adequacy and effectiveness of the Program. The Report covered the period from February 1, 2021 through January 31, 2022 (the “Reporting Period”).

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing a Fund’s liquidity risk, including the following points.

Liquidity classification. The Report described the Program’s liquidity classification methodology for categorizing the Funds’ investments into one of four liquidity buckets.

Highly Liquid Investment Minimum. The Report noted that one aspect of the Liquidity Rule is a requirement that funds that are expected to have less than 50% of assets classified as other than “highly liquid” should establish a minimum percentage of highly liquid assets that the fund is expected to hold on an on-going basis. The Program Administrator monitors the percentages of assets in each category on an ongoing basis and, given that no Fund has approached the 50% threshold, has made the determination that it is not necessary to assign a Highly Liquid Investment Minimum as provided for in the Liquidity Rule to any of the Funds.

The Fund’s investment strategy and liquidity of portfolio investments during normal and reasonably foreseeable stressed market conditions. During the Reporting Period, the Program Administrator reviewed whether each Fund’s investment strategy is appropriate for an open-end fund structure with a focus on Funds with more significant and consistent holdings of less liquid and illiquid assets and factored a Fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account.

Short-term and long-term cash flow projections during normal and reasonably foreseeable stressed market conditions. During the Reporting Period, the Program Administrator reviewed historical redemption activity and used this information as a component to establish each Fund’s reasonably anticipated trading size. The Program Administrator also took into consideration other factors such as shareholder ownership concentration, applicable distribution channels and the degree of certainty associated with a Fund’s short-term and long-term cash flow projections.

Holdings of cash and cash equivalents. The Program Administrator considered the degree to which each Fund held cash and cash equivalents as a component of each Fund’s ability to meet redemption requests.

48

BBH INTERMEDIATE MUNICIPAL BOND FUND

OPERATION AND EFFECTIVENESS OF THE FUND’S LIQUIDITY RISK MANAGEMENT PROGRAM (continued)

April 30, 2022 (unaudited)

There were no material changes to the Program during the Reporting Period. The Program Administrator has informed the Board that it believes that the Fund’s Program is adequately designed, has been implemented as intended, and has operated effectively since its implementation. No material exceptions have been noted since the implementation of the Program, and there were no liquidity events that impacted the Fund or its ability to meet redemption requests on a timely basis during the Reporting Period.

financial statements april 30, 2022	49

Administrator

Brown Brothers Harriman & Co.

140 Broadway

New York, NY 10005

Distributor

ALPS Distributors, Inc.

1290 Broadway, Suite 1000

Denver, CO 80203

Shareholder Servicing Agent

Brown Brothers Harriman & Co.

140 Broadway

New York, NY 10005

1-800-575-1265

Investment Adviser Brown Brothers Harriman Mutual Fund Advisory Department 140 Broadway New York, NY 10005

To obtain information or make shareholder inquiries:

By telephone:	Call 1-800-575-1265
By E-mail send your request to:	bbhfunds@bbh.com
On the internet:	www.bbhfunds.com

This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of the Fund.

For more complete information, visit www.bbhfunds.com for a prospectus. You should consider the Fund's investment objectives, risks, charges and expenses carefully before you invest. Information about these and other important subjects is in the Fund’s prospectus, which you should read carefully before investing.

Holdings and allocations are subject to change. Fund holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities. Current and future holdings are subject to risk.

The Fund’s Forms N-MFP are available electronically on the SEC’s website (sec.gov). For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semi-annual report, or annual report on the Fund’s web site at http://www.bbhfunds.com.

A summary of the Fund’s Proxy Voting Policy that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio, as well as a record of how the Fund voted any such proxies during the most recent 12-month period ended June 30, is available, without charge, upon request by calling the toll-free number listed above. This information is also available on the SEC’s website at www.sec.gov.

NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

Semi-Annual Report

APRIL 30, 2022

BBH U.S. Government Money Market Fund

BBH U.S. GOVERNMENT MONEY MARKET FUND

PORTFOLIO ALLOCATION

April 30, 2022 (unaudited)

BREAKDOWN BY SECURITY TYPE

	U.S. $ Value	Percent of Net Assets
U.S. Government Agency Obligations	$424,815,792	10.0%
U.S. Treasury Bills	3,583,349,689	84.3
Repurchase Agreements	175,000,000	4.1
Cash and Other Assets in Excess of Liabilities	69,064,997	1.6
NET ASSETS	$4,252,230,478	100.0%

All data as of April 30, 2022. The BBH U.S. Government Money Market Fund’s (the “Fund”) breakdown by security type is expressed as a percentage of net assets and may vary over time.

The accompanying notes are an integral part of these financial statements.

52

BBH U.S. GOVERNMENT MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS

April 30, 2022 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	U.S. GOVERNMENT AGENCY OBLIGATIONS (10.0%)
$75,000,000	Federal Home Loan Bank Discount Notes[1]	05/04/22	0.220%	$74,998,625
100,000,000	Federal Home Loan Bank Discount Notes[1]	05/10/22	0.200	99,995,000
100,000,000	Federal Home Loan Bank Discount Notes[1]	05/20/22	0.300	99,984,167
150,000,000	Federal Home Loan Bank Discount Notes[1]	06/24/22	0.721	149,838,000
	Total U.S. Government Agency Obligations (Cost $424,815,792)			424,815,792

	U.S. TREASURY BILLS (84.3%)
550,000,000	U.S. Treasury Bill[1,2]	05/03/22	0.185	549,994,335
505,000,000	U.S. Treasury Bill[1,2]	05/05/22	0.198	504,988,908
400,000,000	U.S. Treasury Bill[1,2]	05/10/22	0.232	399,976,819
450,000,000	U.S. Treasury Bill[1,2]	05/17/22	0.254	449,949,278
315,000,000	U.S. Treasury Bill[1,2]	05/24/22	0.304	314,938,837
150,000,000	U.S. Treasury Bill[1,2]	05/31/22	0.312	149,961,063
150,000,000	U.S. Treasury Bill[1]	06/07/22	0.501	149,922,762
215,000,000	U.S. Treasury Bill[1,2]	06/14/22	0.478	214,874,478
250,000,000	U.S. Treasury Bill[1,2]	06/21/22	0.520	249,816,187
100,000,000	U.S. Treasury Bill[1]	06/23/22	0.483	99,929,039
100,000,000	U.S. Treasury Bill[1]	07/07/22	0.602	99,888,147
150,000,000	U.S. Treasury Bill[1]	07/26/22	0.804	149,712,617
150,000,000	U.S. Treasury Bill[1]	07/28/22	0.798	149,708,133
100,000,000	U.S. Treasury Bill[1]	09/15/22	0.820	99,689,086
	Total U.S. Treasury Bills (Cost $3,583,349,689)			3,583,349,689

	REPURCHASE AGREEMENTS (4.1%)
55,000,000	BNP Paribas (Agreement dated 04/29/22 collateralized by FCSB 2.070%, due 12/21/40, original par $3,000, value $2,281, FHLMC 3.500%-4.500%, due 10/01/23-11/01/48, original par $37,582, value $2,694, FNMA 0.000%-5.000%, due 01/15/30-09/01/50, original par $389,372, value $19,336, GNMA 3.000%, due 09/20/50, original par $9,563, value $8,677, U.S. Treasury Securities 0.000%-2.375%, due 05/19/22-04/15/25, original par $56,219,000, value $56,067,013)	05/02/22	0.280	55,000,000

The accompanying notes are an integral part of these financial statements.

Financial Statements April 30, 2022	53

BBH U.S. GOVERNMENT MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2022 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	REPURCHASE AGREEMENTS (continued)
$65,000,000	National Australia Bank Ltd. (Agreement dated 04/29/22 collateralized by U.S. Treasury Notes 0.625%, due 08/15/30, original par $79,415,000, value $66,300,000)	05/02/22	0.250%	$65,000,000
55,000,000	Societe Generale (Agreement dated 04/29/22 collateralized by FHLMC 3.500%-4.000%, due 03/01/42-04/01/52, original par $5,372,024, value $2,133,159, FNMA 2.500%-4.500%, due 09/01/28-03/01/52, original par $87,350,724, value $25,633,691, GNMA 3.000%-4.500%,due 10/20/42-10/20/51, original par $8,932,707, value $3,308,086, REFC 0.000%, due 01/15/30, original par $9,231,000, value $7,184,118, U.S. Treasury Securities 0.000%-7.625%, due 06/30/22-04/30/27, original par $16,449,700, value $17,840,946)	05/03/22	0.270	55,000,000
	Total Repurchase Agreements (Cost $175,000,000)			175,000,000

TOTAL INVESTMENTS (Cost $4,183,165,481)[3]	98.4%	$4,183,165,481
ASSETS IN EXCESS OF OTHER LIABILITIES	1.6%	69,064,997
NET ASSETS	100.0%	$4,252,230,478

_______________________

[1]	Coupon represents a yield to maturity.
[2]	Coupon represents a weighted average yield.
[3]	The cost of securities for federal income tax purposes is substantially the same as for financial reporting purposes.

Abbreviations:

FCSB – Federal Farm Credit Consolidated Systemwide Bond.

FHLMC – Federal Home Loan Mortgage Corporation.

FNMA – Federal National Mortgage Association.

GNMA – Government National Mortgage Association.

REFC – Resolution Funding Corporation.

The accompanying notes are an integral part of these financial statements.

54

BBH U.S. GOVERNMENT MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2022 (unaudited)

FAIR VALUE MEASUREMENTS

The Fund is required to disclose information regarding the fair value measurements of the Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirement established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including, for example, the risk inherent in a particular valuation technique used to measure fair value, including the model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own considerations about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Authoritative guidance establishes three levels of the fair value hierarchy as follows:

—	Level 1 – unadjusted quoted prices in active markets for identical assets and liabilities.
—	Level 2 – significant other observable inputs (including quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk, etc.).
—	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets and liabilities).

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires judgment by the investment adviser. The investment adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the investment adviser’s perceived risk of that instrument.

The accompanying notes are an integral part of these financial statements.

Financial Statements April 30, 2022	55

BBH U.S. GOVERNMENT MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2022 (unaudited)

Financial assets within Level 1 are based on quoted market prices in active markets. The Fund does not adjust the quoted price for these instruments.

Financial instruments that trade in markets that are not considered to be active but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include investment-grade corporate bonds, U.S. Treasury notes and bonds, and certain non-U.S. sovereign obligations and over-the-counter derivatives. As Level 2 financial assets include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Financial assets classified within Level 3 have significant unobservable inputs, as they trade infrequently. Level 3 financial assets include private equity and certain corporate debt securities. As observable prices are not available for these securities, valuation techniques are used to derive fair value.

At April 30, 2022, 100% of the Fund’s investments were valued using amortized cost, in accordance with rules under the Investment Company Act of 1940, as amended (the “1940 Act”). Amortized cost approximates the fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of April 30, 2022.

Investments, at value	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of April 30, 2022
U.S. Government Agency Obligations	$—	$424,815,792	$—	$424,815,792
U.S. Treasury Bills	—	3,583,349,689	—	3,583,349,689
Repurchase Agreements	—	175,000,000	—	175,000,000
Total Investment, at value	$—	$4,183,165,481	$—	$4,183,165,481

The accompanying notes are an integral part of these financial statements.

56

BBH U.S. GOVERNMENT MONEY MARKET FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2022 (unaudited)

ASSETS:
Investments, at cost which approximates fair value	$4,008,165,481
Repurchase agreements (Cost $175,000,000)	175,000,000
Cash	70,096,593
Receivables for:
Interest	35,535
Prepaid assets	15,472
Total Assets	4,253,313,081
LIABILITIES:
Payables for:
Investment advisory and administrative fees	854,316
Custody and fund accounting fees	146,411
Dividends declared	30,443
Professional fees	27,075
Transfer agent fees	3,701
Board of Trustees' fees	813
Accrued expenses and other liabilities	19,844
Total Liabilities	1,082,603
NET ASSETS	$4,252,230,478
Net Assets Consist of:
Paid-in capital	$4,252,200,796
Undistributed net investment income	29,682
Net Assets	$4,252,230,478

NET ASSET VALUE AND OFFERING PRICE PER SHARE
INSTITUTIONAL SHARES
($4,252,230,478 ÷ 4,252,206,814 shares outstanding)	$1.00

The accompanying notes are an integral part of these financial statements.

Financial Statements April 30, 2022	57

BBH U.S. GOVERNMENT MONEY MARKET FUND

STATEMENT OF OPERATIONS

For the six months ended April 30, 2022 (unaudited)

NET INVESTMENT INCOME:
Income:
Interest income	$2,276,905
Other income	38
Total Income	2,276,943
Expenses:
Investment advisory and administrative fees	5,268,907
Custody and fund accounting fees	145,498
Board of Trustees' fees	43,394
Professional fees	28,449
Transfer agent fees	14,078
Miscellaneous expenses	104,059
Total Expenses	5,604,385
Investment advisory, administrative and shareholder service fee waiver	(3,724,415)
Net Expenses	1,879,970
Net Investment Income	396,973
NET REALIZED GAIN:
Net realized gain on investments	1,225
Net Increase in Net Assets Resulting from Operations	$398,198

The accompanying notes are an integral part of these financial statements.

58

BBH U.S. GOVERNMENT MONEY MARKET FUND

STATEMENTS OF CHANGES IN NET ASSETS

	For the six months ended April 30, 2022 (unaudited)	For the year ended October 31, 2021
INCREASE IN NET ASSETS:
Operations:
Net investment income	$396,973	$392,672
Net realized gain on investments	1,225	16,860
Net increase in net assets resulting from operations	398,198	409,532
Distributions declared:
Regular Shares*	—	(2,579)
Institutional Shares	(369,115)	(371,165)
Total distributions declared	(369,115)	(373,744)
From Fund Share (Principal) Transactions at Net Asset Value of $1.00 per share:
Fund shares sold and fund shares issued in connection with reinvestments of dividends	5,759,415,652	8,901,851,221
Fund shares repurchased	(5,734,631,059)	(8,210,017,012)
Net increase in net assets resulting from fund share transactions	24,784,593	691,834,209
Total increase in net assets	24,813,676	691,869,997
NET ASSETS:
Beginning of period	4,227,416,802	3,535,546,805
End of period	$4,252,230,478	$4,227,416,802

_______________________

*	Effective February 26, 2021, the Fund’s Regular Share Class was converted to the Fund’s Institutional Share Class.

The accompanying notes are an integral part of these financial statements.

Financial Statements April 30, 2022	59

BBH U.S. GOVERNMENT MONEY MARKET FUND

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for an Institutional Share outstanding throughout each period.

	For the six months ended April 30, 2022 (unaudited)			For the period from July 1, 2019 to October 31, 2019
		For the years ended October 30,			For the years ended June 30,
		2021	2020		2019	2018	2017
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from investment operations:
Net investment income[1]	0.00 [2]	0.00 [2]	0.01	0.01	0.02	0.01	0.00 [2]
Distributions to shareholders:
From net investment income	(0.00)[2]	(0.00)[2]	(0.01)	(0.01)	(0.02)	(0.01)	(0.00)[2]
Total distributions	(0.00)[2]	(0.00)[2]	(0.01)	(0.01)	(0.02)	(0.01)	(0.00)[2]
Net asset value, end of period.	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[3]	0.01%[4]	0.01%	0.59%	0.63%[4]	2.02%	1.06%	0.22%
Ratios/Supplemental data:
Net assets, end of period (in millions)	$4,252	$4,227	$3,475	$2,040	$2,126	$1,710	$1,455
Ratio of expenses to average net assets before reductions	0.22%[5]	0.23%	0.24%	0.24%[6]	0.24%	0.26%	0.24%
Expense reimbursement[7]	(0.15)%	(0.19)%	(0.05)%	–%	–%	–%	–%
Expense offset arrangement	–%	–%	–%	–%	(0.01)%	(0.02)%	(0.00)%[8]
Ratio of expenses to average net assets after reductions	0.07%[5]	0.04%	0.19%	0.24%[6]	0.23%	0.24%	0.24%
Ratio of net investment income to average net assets	0.02%	0.01%	0.48%	1.86%	2.02%	1.07%	0.21%

____________

[1]	Calculated using average shares outstanding for the period.
[2]	Less than $0.01 per share.
[3]	Assumes the reinvestment of distributions.
[4]	Not Annualized.
[5]	Annualized.
[6]	Annualized with the exception of audit fees.
[7]

During the six months ended April 30, 2022, the years ended October 31, 2021, 2020, the period ended October 31, 2019, and the years ended June 30, 2019, 2018 and 2017, the investment advisory and administrative fee/shareholder servicing fee waivers, as a result of a minimum yield agreement, were $3,724,415, $7,060,486, $1,299,428, $-, $-, $- and $-, respectively.

[8]	Less than 0.01%.

The accompanying notes are an integral part of these financial statements.

60

BBH U.S. GOVERNMENT MONEY MARKET FUND

NOTES TO FINANCIAL STATEMENTS

April 30, 2022 (unaudited)

1. Organization. The Fund is a separate series of BBH Trust (the “Trust”), which is registered under the 1940 Act, as an open-end management investment company. The Trust was originally organized as a Massachusetts business trust on June 7, 1983 and re-organized as a Delaware statutory trust on June 12, 2007. The Fund commenced operations on December 12, 1983. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to create an unlimited number of series, each of which may issue a separate class of shares. As of the close of business on February 25, 2021, shares of the Fund’s Regular Shares class were converted to the Fund’s Institutional Shares class. The Regular Shares class ceased operation at this time. The Fund currently offers one class of shares designated as Institutional Shares. The investment objective of the Fund is to provide investors with as high a level of income as is consistent with the preservation of capital and the maintenance of liquidity. At April 30, 2022, there were eight series of the Trust. Effective July 1, 2019, the Fund changed its fiscal year end from June 30 to October 31.

2.Significant Accounting Policies. The Fund’s financial statements are prepared in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The following summarizes significant accounting policies of the Fund:

A. Valuation of Investments. The Fund values its investments at amortized cost, which approximates fair value. The amortized cost method values a security at its cost at the time of purchase and thereafter assumes a constant amortization to maturity of any discount or premium. The Fund’s use of amortized cost is in compliance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate fair value, securities may be valued as determined in accordance with procedures adopted by the Board.

B. Accounting for Investments and Income. Investment transactions are accounted for on the trade date. Realized gains and losses on investment transactions are determined based on the identified cost method. Interest income is accrued as earned and consists of interest accrued, accretion of discount on debt securities (including both original issue and market discount) and premium amortization on the investments of the Fund.

C. Fund Expenses. Most expenses of the Trust can be directly attributed to a specific fund. Expenses which cannot be directly attributed to a fund are generally apportioned among each fund in the Trust on a net assets basis or other suitable method. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

D.Repurchase Agreements. The Fund may enter into repurchase agreements. Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price normally is in excess of the purchase price, reflecting an agreed upon interest rate. The rate is effective for the period of time

Financial Statements April 30, 2022	61

BBH U.S. GOVERNMENT MONEY MARKET FUND

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2022 (unaudited)

that assets of the Fund are invested in the agreement and is not related to the coupon rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the investment adviser. The Fund’s custodian or sub-custodian will take possession of the securities subject to repurchase agreements. The investment adviser, custodian or sub-custodian will monitor the marked-to-market value of the underlying collateral each day to ensure that the value of the security always equals or exceeds the repurchase price.

 Repurchase agreements are entered into by the Fund under Master Repurchase Agreements (MRA) which permit the Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Fund. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Lastly, the MRA does not preclude the Fund from selling, transferring, pledging or hypothecating the underlying collateral but no such transaction shall relieve the Fund of its obligation to transfer the collateral to the counterparty upon the latter’s repurchase of the securities.

 The Fund’s repurchase agreements are disclosed on a gross basis and information related to collateral, which could be offset in event of default, are shown in the Portfolio of Investments.

E.Federal Income Taxes. It is the Trust’s policy to comply with the requirements of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required. The Fund files a tax return annually using tax accounting methods required under provisions of the Code, which may differ from GAAP, which is the basis on which these financial statements are prepared. Accordingly, the amount of net investment income and net realized gain reported in these financial statements may differ from that reported on the Fund’s tax return, due to certain book-to-tax timing differences such as losses deferred due to “wash sale” transactions and utilization of capital loss carryforwards. These differences result in temporary over-distributions for financial statement purposes and are classified as distributions in excess of accumulated net realized gains or net investment income. These distributions do not constitute a return of capital. Permanent differences are reclassified between paid-in capital and retained earnings/(accumulated deficit) within the Statement of Assets & Liabilities based upon their tax classification. As such, the character of distributions to shareholders reported in the Financial Highlights table may differ from that reported to shareholders on Form 1099-DIV.

The Fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (“ASC 740”). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The Fund did not have any unrecognized tax benefits as of October 31, 2021, nor were there any increases or decreases in unrecognized tax

62

BBH U.S. GOVERNMENT MONEY MARKET FUND

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2022 (unaudited)

benefits for the period then ended. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as an income tax expense in the Statement of Operations. During the six months ended April 30, 2022, the Fund did not incur any such interest or penalties. The Fund is subject to examination by U.S. federal and state tax authorities for returns filed for the prior three years. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

F.Dividends and Distributions to Shareholders. Dividends and distributions from net investment income to shareholders are declared daily and paid monthly to shareholders. Distributions from net capital gains, if any, are generally declared and paid annually and are recorded on the ex-dividend date. The Fund declared dividends in the amounts of $369,115 to Institutional shareholders, during the six months ended April 30, 2022.

The tax character of distributions paid during the years ended October 31, 2021 and 2020, respectively, were as follows:

Distributions paid from:
	Ordinary income	Net long-term capital gain	Total taxable distributions	Total Distributions paid
2021:	$373,744	$—	$373,744	$373,744
2020:	13,737,741	—	13,737,741	13,737,741

As of October 31, 2021 and 2020, respectively, the components of retained earnings/(accumulated deficit) were as follows:

Components of retained earnings/(accumulated deficit):
	Undistributed ordinary income	Undistributed long-term capital gain	Accumulated capital and other losses	Other book/tax temporary differences	Unrealized appreciation/ (depreciation)	Total retained earnings/ (accumulated deficit)
2021:	$4,073	$—	$—	$(3,474)	$—	$599
2020:	24,690	—	—	(59,879)	—	(35,189)

The Fund did not have a net capital loss carryforward at October 31, 2021.

The Fund is permitted to carryforward capital losses incurred in taxable years beginning after December 22, 2010, for an unlimited period and they will retain their character as either short-term or long-term capital losses rather than being considered all short-term capital losses.

Total distributions paid may differ from the amounts shown in the Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid.

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NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2022 (unaudited)

There are no significant differences between book-basis and tax-basis unrealized appreciation/(depreciation) for investments for the current period.

To the extent future capital gains are offset by future capital loss carryforwards, if any, such gains will not be distributed.

G. Use of Estimates. The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from these estimates.

3. Fees and Other Transactions with Affiliates.

A.Investment Advisory and Administrative Fees. Effective June 12, 2007, under a combined Investment Advisory and Administrative Services Agreement (“Agreement”) with the Trust, Brown Brothers Harriman & Co. (“BBH”) through a separately identifiable department (“SID” or “Investment Adviser”) provides investment advisory and portfolio management services to the Fund. BBH also provides administrative services to the Fund. The Fund pays a combined fee for investment advisory and administrative services calculated daily and paid monthly at an annual rate equivalent to 0.25% on the first $1,000,000,000 of the Fund’s average daily net assets and 0.20% of the Fund’s average daily net assets in excess of $1,000,000,000. For the six months ended April 30, 2022, the Fund incurred $5,268,907 for services under the Agreement.

B.Investment Advisory and Administrative Fee Waiver. BBH has voluntarily agreed to waive its Investment Advisory and Administrative Fee and credit daily to the Fund an amount necessary to maintain the minimum annualized yield of the Fund at 0.01%. The amount credited each day will offset the daily accrual of the Investment Advisory and Administrative Fee. This is a voluntary waiver that can be changed at any time at the sole discretion of BBH. For the six months ended April 30, 2022, BBH waived fees in the amount of $3,724,415 for Institutional Shares.

C.Custody and Fund Accounting Fees. BBH acts as a custodian and fund accountant and receives custody and fund accounting fees from the Fund calculated daily and paid monthly. BBH holds all of the Fund’s cash and investments and calculates the Fund’s daily net asset value. The custody fee is an asset and transaction based fee. The fund accounting fee is an asset based fee calculated at 0.004% per annum of average daily net assets. For the six months ended April 30, 2022, the Fund incurred $145,498 in custody and fund accounting fees. As per agreement with the Fund’s custodian, the Fund receives interest income on cash balances held by the custodian at the BBH Base Rate. The BBH Base Rate is defined as BBH’s effective trading rate in local money markets on each day. The total interest earned by the Fund under the agreement for the six months ended April 30, 2022 was $17,037. This amount is included in “Interest income” in the Statement of Operations. In the event that the Fund is

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BBH U.S. GOVERNMENT MONEY MARKET FUND

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2022 (unaudited)

overdrawn, under the custody agreement with BBH, BBH will make overnight loans to the Fund to cover overdrafts. Pursuant to their agreement, the Fund will pay the Federal Funds overnight investment rate on the day of the overdraft. The total interest incurred by the Fund for the six months ended April 30, 2022 was $27,217. This amount is included in the “Custody and fund accounting fees” in the Statement of Operations.

D.Board of Trustees’ Fees. Each Trustee who is not an “interested person” as defined under the 1940 Act (referred to here as an “Independent Trustee”) receives an annual fee as well as reimbursement for reasonable out-of-pocket expenses from the Fund. For the six months ended April 30, 2022, the Fund incurred $43,394 in Independent Trustee compensation and expense reimbursements.

E.Officers of the Trust. Officers of the Trust are also employees of BBH. Officers are paid no fees by the Trust for their services to the Trust.

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NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2022 (unaudited)

4.Shares of Beneficial Interest. The Trust is permitted to issue an unlimited number of Regular Shares and Institutional Shares of beneficial interest, at no par value. Effective February 25, 2021, shares of the Fund’s Regular Share Class were converted to Fund’s Institutional Share Class.” Transactions in Regular Shares and Institutional Shares were as follows:

	For the six months ended April 30, 2022		For the year ended October 31, 2021
	Shares	Dollars	Shares	Dollars
Regular Shares
Shares sold	—	$—	107,428,914	$107,428,914
Shares issued in connection with reinvestments of dividends	—	—	7	7
Shares redeemed	—	—	(168,383,442)	(168,383,442)
Net decrease	—	$—	(60,954,521)	$(60,954,521)
Institutional Shares
Shares sold	5,759,415,625	$5,759,415,625	8,794,422,278	$8,794,422,278
Shares issued in connection with reinvestments of dividends	27	27	22	22
Shares redeemed	(5,734,631,059)	(5,734,631,059)	(8,041,633,570)	(8,041,633,570)
Net increase	24,784,593	$24,784,593	752,788,730	$752,788,730

5. Principal Risk Factors and Indemnifications.

A. Principal Risk Factors. Investing in the Fund may involve certain risks, as discussed in the Fund’s prospectus, including but not limited to, those described below:

 Investments in the Fund are neither insured nor guaranteed by the U.S. Government. Shares of the Fund are not deposits or obligations of, or guaranteed by, BBH or any other bank, and the shares are neither insured nor guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other federal, state or other governmental agency. BBH has no legal obligation to provide financial support to the Fund and you should not expect that BBH as the Fund’s sponsor will provide financial support to the Fund at any time. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Please refer to the Fund’s prospectus for a complete description of the principal risks of investing in the Fund.

 The divergence of the Fund’s amortized cost price per share from its market based net asset value per share may result in the Fund’s inability to maintain a stable $1.00 NAV, resulting in material dilution or other unfair results to shareholders (stable NAV risk). In the normal course of business the Fund invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk), failure of an issuer, guarantor or counterparty to a transaction to perform (credit risk) or

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BBH U.S. GOVERNMENT MONEY MARKET FUND

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2022 (unaudited)

changes in interest rates (interest rate risk). The Fund is subject to the risk that the securities selected by the investment adviser may underperform (management risk). Even though the Fund’s investments in repurchase agreements are collateralized at all times, there is some risk to the Fund if the other party to the agreement should default on its obligations (repurchase agreement risk). The Fund’s investments in certain U.S. government agency securities may not be backed by the U.S. Treasury and may be supported only by the credit of the issuer (U.S. government agency securities risk). The Fund’s shareholders may be adversely impacted by asset allocation decisions made by the Fund’s investment adviser whose discretionary clients make up a large percentage of the Fund’s shareholders (shareholder concentration risk). The Fund’s exposure to these risks with respect to these financial assets held by the Fund is reflected in their value as recorded in the Fund’s Statement of Assets and Liabilities. The U.S. Securities and Exchange Commission (“SEC”) and other regulators may adopt additional money market fund regulations in the future, which may impact the operation and performance of the Fund (Regulatory Risk). The absence of an active market for the Fund’s variable and floating rate securities could make it difficult for the Fund to dispose of them if the issuer defaults (variable and floating rate instrument risk).

 Please refer to the Fund’s prospectus for a complete description of the principal risks of investing in the Fund.

B. Indemnifications. Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund, and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

6. Money Market Regulation. Money market funds are required to comply with SEC regulations and governing rules for money market funds. Government money market funds, such as BBH U.S. Government Money Market Fund, are permitted to continue to transact fund shares at a NAV calculated using the amortized cost valuation method. The Fund’s Board of Trustees has determined not to impose any liquidity-based redemption fees or redemption gates on the Fund as permitted by the SEC amendments. As a government money market fund, the Fund must invest 99.5% or more of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully by cash or government securities.

Financial Statements April 30, 2022	67

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NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2022 (unaudited)

7. Subsequent Events. BBH, the custodian and fund accountant for the Fund, has entered into an agreement with State Street Corporation (“State Street”) under which State Street will acquire BBH’s Investor Services business; which includes those services provided to the Fund. The transaction is expected to be completed in the third quarter of 2022, subject to customary closing conditions and regulatory approvals. Investment advisory, portfolio management and administrative services provided to BBH Trust by BBH through its SID are not impacted by the agreement with State Street.

Management has evaluated events and transactions that have occurred since April 30, 2022 through the date the financial statements were issued and determined that there were no others subsequent events that would require recognition or additional disclosure in the financial statements.

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BBH U.S. GOVERNMENT MONEY MARKET FUND

DISCLOSURE OF FUND EXPENSES

April 30, 2022 (unaudited)

EXAMPLE

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested distributions, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the six-months period and held for the entire period (November 1, 2021 to April 30, 2022).

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% Hypothetical Example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Financial Statements April 30, 2022	69

BBH U.S. GOVERNMENT MONEY MARKET FUND

DISCLOSURE OF FUND EXPENSES (continued)

April 30, 2022 (unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2021	Ending Account Value April 30, 2022	Expenses Paid During Period November 1, 2021 to April 30, 2022[1]
Institutional Shares
Actual	$1,000	$1,000	$0.35
Hypothetical[2]	$1,000	$1,024	$0.35

________________

[1]	Expenses are equal to the Fund’s annualized net expense ratio of 0.07% for Institutional Shares, multiplied by 181/365 (to reflect the one half-year period).
[2]	Assumes a return of 5% before expenses. For the purpose of the calculation, the applicable annualized expense ratio for each class of shares is subtracted from the assumed return before expenses.

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BBH U.S. GOVERNMENT MONEY MARKET FUND

DISCLOSURE OF ADVISOR SELECTION

April 30, 2022 (unaudited)

Investment Advisory and Administrative Services Agreement Approval

The 1940 Act requires that a fund’s investment advisory agreements be approved annually by the fund’s board of trustees, including by a majority of the trustees who are not parties to the investment advisory agreements or “interested persons” of any party (“Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. However, due to the ongoing COVID-19 pandemic the U.S. Securities and Exchange Commission provided exemptive relief from the in-person provisions of Section 15 of the 1940 Act related to the approval certain agreements on March 25, 2020 (“Exemptive Relief”).

The Board, a majority of which is comprised of Independent Trustees, held a telephonic meeting on November 18, 2021 and on December 14, 2021, in reliance on the Exemptive Relief, to consider whether to renew the combined Amended and Restated Investment Advisory and Administrative Services Agreement (the “Agreement”) between the Trust and the Investment Adviser with respect to the existing funds in the Trust, including the Fund. At the December 14, 2021 meeting, the Board voted to approve the renewal of the Agreement with respect to the Fund for an additional one-year term. In doing so, the Board determined that the terms of the Agreement were fair and reasonable and in the best interest of the Fund and its shareholders, and that it had received sufficient information to make an informed business decision with respect to the continuation of the Agreement.

Both in the meetings specifically held to address the continuance of the Agreement and at other meetings over the course of the year, the Board requested, received and assessed a variety of materials provided by the Investment Adviser and BBH, including, among other things, information about the nature, extent and quality of the services provided to the Fund by the Investment Adviser and BBH, including investment management, administrative and shareholder services, the oversight of Fund service providers, marketing, risk oversight, compliance, and the ability to meet applicable legal and regulatory requirements. The Board also received comparative performance and fee and expense information for the Fund prepared by Broadridge Financial Solutions, Inc. using data from Lipper Inc. (“Lipper”), an independent provider of investment company data (“Lipper Report”). The Board reviewed this report with both counsel to the Trust (“Fund Counsel”) and BBH. The Board received from, and discussed with, Fund Counsel a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements under the 1940 Act, as well as the guidance provided in Gartenburg v. Merrill Lynch Asset Management, Inc., which was affirmed in Jones v. Harris Associates, L.P. In addition, the Board met in executive session outside the presence of Fund management.

The following is a summary of the factors the Board considered in making its determination to approve the continuance of the Agreement. No single factor reviewed by the Board was identified as the principal factor in determining whether to approve the Agreement, and individual Trustees may have given different weight to various factors. The Board reviewed these factors with Fund Counsel. The Board concluded that the fees paid by the Fund to the Investment Adviser were reasonable based on the comparative performance, expense information, the cost of the services provided and the profits realized by the Investment Adviser.

Nature, Extent and Quality of Services

The Board noted that, under the Agreement and with respect to the Fund, the Investment Adviser, subject to the supervision of the Board, is responsible for providing a continuous investment program and making

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BBH U.S. GOVERNMENT MONEY MARKET FUND

DISCLOSURE OF ADVISOR SELECTION (continued)

April 30, 2022 (unaudited)

purchases and sales of portfolio securities consistent with the Fund’s investment objective and policies. The Board further noted that, as a combined investment advisory and administration agreement, the Agreement also contemplates the provision of administrative services by the Investment Adviser to the Fund within the same fee structure. The Board received and considered information, during the December meeting, and over the course of the previous year, regarding the nature, extent and quality of services provided to the Fund by BBH Investment Adviser including: portfolio management, supervision of operations and compliance, preparation of regulatory filings, disclosures to Fund shareholders, general oversight of service providers, organizing Board meetings and preparing the materials for such Board meetings, assistance to the Board, including the Independent Trustees in their capacity as Trustees, legal and Chief Compliance Officer services for the Trust, and other services necessary for the operation of the Fund. The Board considered the resources of the Investment Adviser and BBH, as a whole, dedicated to the Fund noting that, pursuant to separate agreements, BBH also provides custody, shareholder servicing, and fund accounting services to the Fund. The Board considered the depth and range of services provided pursuant to the Agreement, noting that the Investment Adviser also coordinates the provision of services to the Fund by affiliated and nonaffiliated service providers.

The Board considered the scope and quality of services provided by the Investment Adviser under the Agreement. The Board reviewed the qualifications of the key investment personnel primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered the policies and practices followed by BBH and the Investment Adviser. The Board noted that, during the course of its regular meetings, it received reports on each of the foregoing topics. The Board concluded that, overall, they were satisfied with the nature, extent and quality of investment advisory and administrative services provided, and expected to be provided, to the Fund pursuant to the Agreement.

Fund Performance

At the November and December meetings, and throughout the year, the Board received and reviewed detailed performance information for the Fund. As part of this review, the Trustees considered the composition of the peer category, selection criteria and the reputation of Broadridge, who prepared the peer category analysis. The Board reviewed and discussed, with both BBH Broadridge, the report’s findings and discussed the positioning of the Fund relative to its peer category. The Board considered short-term and long-term investment performance for the Fund over various periods of time as compared to a selection of peer funds, noting the Fund’s above average performance for the 2-year period and average performance as compared to its peer category for the 1-, 3-, 4-, 5- and 10-year periods. In evaluating the performance of the Fund, the Board considered risk expectations for the Fund in light of relevant regulatory and market factors and in the context of Fund expenses and the Investment Adviser’s profitability.

Costs of Services Provided and Profitability

The Board considered the fee rates paid by the Fund to the Investment Adviser in light of the nature, extent and quality of the services provided to the Fund. The Board also considered and reviewed the voluntary fee waiver arrangement that was in place for the Fund and considered the actual fee rates, after taking into account the waiver. The Board received and considered information comparing the Fund’s combined investment advisory and administration fee and the Fund’s net operating expenses with those of other

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BBH U.S. GOVERNMENT MONEY MARKET FUND

DISCLOSURE OF ADVISOR SELECTION (continued)

April 30, 2022 (unaudited)

comparable mutual funds, such peer group and comparisons having been selected and calculated by Broadridge. As part of this review, the Board noted the differences between the Fund’s total net expenses as compared to those of other comparable mutual funds, due to the timing of the Fund’s transition, as compared to that of other Funds, from a prime money market fund to a government money market fund in 2016. The Board recognized that it was difficult to make comparisons of fee rates, or of combined advisory and administration fees, because there are variations in the services that are included in the fees paid by other funds, as well as the timing of other funds’ transitions from prime money market funds to a government money market fund. The Board concluded that the advisory and administration fee appeared to be both reasonable in light of the services rendered and the result of arm’s length negotiations.

With regard to profitability, the Trustees considered the compensation and benefits flowing to the Adviser and BBH, directly or indirectly. The Board reviewed annualized profitability data for the Fund using data for 2021 and prior years as of September 30, for both the Investment Adviser and BBH. The data also included the effect of revenue generated by the shareholder servicing, custody and fund accounting fees paid by the Fund to BBH. The Board noted the information was consistent when compared to the previous year. The Board also reviewed the expense allocation methods used in preparing the profitability data. The Board considered the effect of fall-out benefits on the expenses of the Investment Adviser and BBH. The Board considered other benefits received by BBH and the Investment Adviser as a result of their relationships with the Fund. The Board concluded that the Investment Adviser and BBH’s profitability were not excessive in light of the nature, extent and quality of services provided to the Fund.

Economies of Scale

The Board also considered the existence of economies of scale and whether those economies are passed along to the Fund’s shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by the Investment Adviser and BBH. The Board considered the fee schedule for the Fund, noting the existence of a graduated investment advisory fee and the voluntary fee waiver. Based on information it had been provided over many years, the Board observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there appeared to be no uniformity or pattern in the fees and asset levels at which breakpoints apply. In light of the Fund’s current size and expense structure, the Board concluded that the current breakpoints for the Fund were reasonable. The Board concluded that the fees paid by the Fund to the Investment Adviser were reasonable based on the comparative performance, expense information, the cost of the services provided and the profits to be realized by the Investment Adviser.

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BBH U.S. GOVERNMENT MONEY MARKET FUND

CONFLICTS OF INTEREST

April 30, 2022 (unaudited)

Description of Potential Material Conflicts of Interest - Investment Adviser

BBH, including the Investment Adviser, provides discretionary and non-discretionary investment management services and products to corporations, institutions and individual investors throughout the world. As a result, in the ordinary course of its businesses, BBH, including the Investment Adviser, may engage in activities in which its interests or the interests of its clients may conflict with or be adverse to the interests of the Fund. In addition, certain of such clients (including the Fund) utilize the services of BBH for which they will pay to BBH customary fees and expenses that will not be shared with the Fund.

The Investment Adviser has adopted and implemented policies and procedures that seek to manage conflicts of interest. Pursuant to such policies and procedures, the Investment Adviser monitors a variety of areas, including compliance with fund investment guidelines, and compliance with its Code of Ethics.

The Trust also manages these conflicts of interest. For example, the Trust has designated a Chief Compliance Officer (“CCO”) and has adopted and implemented policies and procedures designed to manage the conflicts identified below and other conflicts that may arise in the course of the Fund’s operations in such a way as to safeguard the Fund from being negatively affected as a result of any such potential conflicts. From time to time, the Trustees receive reports from the Investment Adviser and the Trust’s CCO on areas of potential conflict.

Investors should carefully review the following, which describes potential and actual conflicts of interest that BBH and the Investment Adviser can face in the operation of their respective investment management services. This section is not, and is not intended to be, a complete enumeration or explanation of all of the potential conflicts of interest that may arise. The Investment Adviser and the Fund have adopted policies and procedures reasonably designed to appropriately prevent, limit or mitigate the conflicts of interest described below. Additional information about potential conflicts of interest regarding the Investment Adviser is set forth in the Investment Adviser’s Form ADV. A copy of Part 1 and Part 2A of the Investment Adviser’s Form ADV is available on the SEC’s website (www.adviserinfo.sec.gov). In addition, many of the activities that create these conflicts of interest are limited and/or prohibited by law, unless an exception is available.

Other Clients and Allocation of Investment Opportunities. BBH and the Investment Adviser manage funds and accounts of clients other than the Fund (“Other Clients”). In general, BBH and the Investment Adviser face conflicts of interest when they render investment advisory services to different clients and, from time to time, provide dissimilar investment advice to different clients. Investment decisions will not necessarily be made in parallel among the Fund and Other Clients. Investments made by the Fund do not, and are not intended to, replicate the investments, or the investment methods and strategies, of Other Clients. Accordingly, such Other Clients may produce results that are materially different from those experienced by the Fund. Certain other conflicts of interest may arise in connection with a portfolio manager’s management of the Fund’s investments, on the one hand, and the investments of other funds or accounts for which the portfolio manager is responsible, on the other. For example, it is possible that the various funds or accounts managed by the Investment Adviser could have different investment strategies that, at times, might conflict with one another to the possible detriment of the Fund. From time to time, the Investment Adviser sponsor funds and other investment pools and accounts which engage in the same or similar businesses as the Fund using the same or similar investment strategies. To the extent that the same investment opportunities might

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BBH U.S. GOVERNMENT MONEY MARKET FUND

CONFLICTS OF INTEREST (continued)

April 30, 2022 (unaudited)

be desirable for more than one account or fund, possible conflicts could arise in determining how to allocate them because the Investment Adviser may have an incentive to allocate investment opportunities to certain accounts or funds. However, BBH and the Investment Adviser have implemented policies and procedures designed to ensure that information relevant to investment decisions is disseminated promptly within its portfolio management teams and investment opportunities are allocated equitably among different clients. The policies and procedures require, among other things, objective allocation for limited investment opportunities, and documentation and review of justifications for any decisions to make investments only for select accounts or in a manner disproportionate to the size of the account. Nevertheless, access to investment opportunities may be allocated differently among accounts due to the particular characteristics of an account, such as size of the account, cash position, tax status, risk tolerance and investment restrictions or for other reasons.

Actual or potential conflicts of interest may also arise when a portfolio manager has management responsibilities to multiple accounts or funds, resulting in unequal commitment of time and attention to the portfolio management of the funds or accounts.

Affiliated Service Providers. Other potential conflicts might include conflicts between the Fund and its affiliated and unaffiliated service providers (e.g., conflicting duties of loyalty). In addition to providing investment management services through the SID, BBH provides administrative, custody, shareholder servicing and fund accounting services to the Fund. BBH may have conflicting duties of loyalty while servicing the Fund and/or opportunities to further its own interest to the detriment of the Fund. For example, in negotiating fee arrangements with affiliated service providers, BBH may have an incentive to agree to higher fees than it would in the case of unaffiliated providers. BBH acting in its capacity as the Fund’s administrator is the primary valuation agent of the Fund. BBH values securities and assets in the Fund according to the Fund’s valuation policies. Because the Investment Adviser’s advisory and administrative fees are calculated by reference to a Fund’s net assets, BBH and its affiliates may have an incentive to seek to overvalue certain assets.

Aggregation. Potential conflicts of interest also arise with the aggregation of trade orders. Purchases and sales of securities for the Fund may be aggregated with orders for other client accounts managed by the Investment Adviser. The Investment Adviser, however, is not required to aggregate orders if portfolio management decisions for different accounts are made separately, or if it is determined that aggregating is not practicable, or in cases involving client direction. Prevailing trading activity frequently may make impossible the receipt of the same price or execution on the entire volume of securities purchased or sold. When this occurs, the various prices may be averaged, and the Fund will be charged or credited with the average price. Thus, the effect of the aggregation may operate on some occasions to the disadvantage of the Fund. In addition, under certain circumstances, the Fund will not be charged the same commission or commission equivalent rates in connection with an aggregated order.

Cross Trades. Under certain circumstances, the Investment Adviser, on behalf of the Fund, may seek to buy from or sell securities to another fund or account advised by BBH or the Investment Adviser. Subject to applicable law and regulation, BBH or the Investment Adviser may (but is not required to) effect purchases and sales between BBH’s or the Investment Adviser’s clients (“cross trades”), including the Fund, if BBH or

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BBH U.S. GOVERNMENT MONEY MARKET FUND

CONFLICTS OF INTEREST (continued)

April 30, 2022 (unaudited)

the Investment Adviser believes such transactions are appropriate based on each party’s investment objectives and guidelines. There may be potential conflicts of interest or regulatory issues relating to these transactions which could limit the Investment Adviser’s decision to engage in these transactions for the Fund. BBH or the Investment Adviser may have a potentially conflicting division of loyalties and responsibilities to the parties in such transactions.

Soft Dollars. The Investment Adviser may direct brokerage transactions and/or payment of a portion of client commissions (“soft dollars”) to specific brokers or dealers or other providers to pay for research or other appropriate services which provide, in the Investment Adviser’s view, appropriate assistance in the investment decision-making process (including with respect to futures, fixed price offerings and over-the-counter transactions). The use of a broker that provides research and securities transaction services may result in a higher commission than that offered by a broker who does not provide such services. The Investment Adviser will determine in good faith whether the amount of commission is reasonable in relation to the value of research and services provided and whether the services provide lawful and appropriate assistance in its investment decision-making responsibilities.

Research or other services obtained in this manner may be used in servicing any or all of the Fund and other accounts managed by the Investment Adviser, including in connection with accounts that do not pay commissions to the broker related to the research or other service arrangements. Such products and services may disproportionately benefit other client accounts relative to the Fund based on the amount of brokerage commissions paid by the Fund and such other accounts. To the extent that the Investment Adviser uses soft dollars, it will not have to pay for those products and services itself.

BBH may receive research that is bundled with the trade execution, clearing, and/or settlement services provided by a particular broker-dealer. To the extent that the Investment Adviser receives research on this basis, many of the same conflicts related to traditional soft dollars may exist. For example, the research effectively will be paid by client commissions that also will be used to pay for the execution, clearing, and settlement services provided by the broker-dealer and will not be paid by the Investment Adviser.

Arrangements regarding compensation and delegation of responsibility may create conflicts relating to selection of brokers or dealers to execute Fund portfolio trades and/or specific uses of commissions from Fund portfolio trades, administration of investment advice and valuation of securities.

Investments in BBH Funds. From time-to-time, BBH may invest a portion of the assets of its discretionary investment advisory clients in the Fund. That investment by BBH on behalf of its discretionary investment advisory clients in the Fund may be significant at times.

Increasing the Fund’s assets may enhance investment flexibility and diversification and may contribute to economies of scale that tend to reduce the Fund’s expense ratio. In selecting the Fund for its discretionary investment advisory clients, BBH may limit its selection to funds managed by BBH or the Investment Adviser. BBH may not consider or canvass the universe of unaffiliated investment companies available, even though

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BBH U.S. GOVERNMENT MONEY MARKET FUND

CONFLICTS OF INTEREST (continued)

April 30, 2022 (unaudited)

there may be unaffiliated investment companies that may be more appropriate or that have superior performance. BBH, the Investment Adviser and their affiliates providing services to the Fund benefit from additional fees when the Fund is included as an investment for a discretionary investment advisory client.

BBH reserves the right to redeem at any time some or all of the shares of the Fund acquired for its discretionary investment advisory clients’ accounts. A large redemption of shares of the Fund by BBH on behalf of its discretionary investment advisory clients could significantly reduce the asset size of the Fund, which might have an adverse effect on the Fund’s investment flexibility, portfolio diversification and expense ratio.

Valuation. When market quotations are not readily available or are believed by BBH to be unreliable, the Fund’s investments will be valued at fair value by BBH pursuant to procedures adopted by the Fund’s Board of Trustees. When determining an asset’s “fair value,” BBH seeks to determine the price that a Fund might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. The price generally may not be determined based on what the Fund might reasonably expect to receive for selling an asset at a later time or if it holds the asset to maturity. While fair value determinations will be based upon all available factors that BBH deems relevant at the time of the determination and may be based on analytical values determined by BBH using proprietary or third-party valuation models, fair value represents only a good faith approximation of the value of a security. The fair value of one or more securities may not, in retrospect, be the price at which those assets could have been sold during the period in which the particular fair values were used in determining the Fund’s net asset value. As a result, the Fund’s sale or redemption of its shares at net asset value, at a time when a holding or holdings are valued by BBH (pursuant to Board-adopted procedures) at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders.

Referral Arrangements. BBH may enter into advisory and/or referral arrangements with third parties. Such arrangements may include compensation paid by BBH to the third party. BBH may pay a solicitation fee for referrals and/or advisory or incentive fees. BBH may benefit from increased amounts of assets under management.

Personal Trading. BBH, including the Investment Adviser, and any of their respective partners, principals, directors, officers, employees, affiliates or agents, face conflicts of interest when transacting in securities for their own accounts because they could benefit by trading in the same securities as the Fund, which could have an adverse effect on the Fund. However, BBH, including the Investment Adviser, has implemented policies and procedures concerning personal trading by BBH Partners and employees. The policies and procedures are intended to prevent BBH Partners and employees with access to Fund material non-public information from trading in the same securities as the Fund.

Gifts and Entertainment. From time to time, employees of BBH, including the Investment Adviser, and any of their respective partners, principals, directors, officers, employees, affiliates or agents, may receive gifts and/or entertainment from clients, intermediaries, or service providers to the Fund or BBH, including the Investment Adviser, which could have the appearance of affecting or may potentially affect the judgment of the employees, or the manner in which they conduct business. BBH, including the Investment Adviser, has implemented policies and procedures concerning gifts and entertainment to mitigate any impact on the judgment of BBH Partners and employees.

Financial Statements April 30, 2022	77

Administrator

Brown Brothers Harriman & Co.

140 Broadway

New York, NY 10005

Distributor

ALPS Distributors, Inc.

1290 Broadway, Suite 1000

Denver, CO 80203

Shareholder Servicing Agent

Brown Brothers Harriman & Co.

140 Broadway

New York, NY 10005

1-800-575-1265

Investment Adviser Brown Brothers Harriman Mutual Fund Advisory Department 140 Broadway New York, NY 10005

To obtain information or make shareholder inquiries:

By telephone:	Call 1-800-575-1265
By E-mail send your request to:	bbhfunds@bbh.com
On the internet:	www.bbhfunds.com

This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of the Fund.

For more complete information, visit www.bbhfunds.com for a prospectus. You should consider the Fund's investment objectives, risks, charges and expenses carefully before you invest. Information about these and other important subjects is in the Fund’s prospectus, which you should read carefully before investing.

Holdings and allocations are subject to change. Fund holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities. Current and future holdings are subject to risk.

The Fund’s Forms N-MFP are available electronically on the SEC’s website (sec.gov). For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semi-annual report, or annual report on the Fund’s web site at http://www.bbhfunds.com.

A summary of the Fund’s Proxy Voting Policy that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio, as well as a record of how the Fund voted any such proxies during the most recent 12-month period ended June 30, is available, without charge, upon request by calling the toll-free number listed above. This information is also available on the SEC’s website at www.sec.gov.

NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

Item 2. Code of Ethics.

Not required for this semi-annual report on Form N-CSR.

Item 3. Audit Committee Financial Expert.

Not required for this semi-annual report on Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Not required for this semi-annual report on Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not required for this semi-annual report on Form N-CSR.

Item 6. Investments.

(a)	A Schedule of Investments as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Registrant does not have procedures by which shareholders may recommend nominees to its board of trustees.

79

Item 11. Controls and Procedures.

(a)

The Registrant’s principal executive and financial officers have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this Form N-CSR, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”).

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s second fiscal quarter of the period covered by this Form N-CSR, that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications required by Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are filed as Exhibit 13(a)(2) to this Form N-CSR.

(a)(3)	Not applicable to open-end investment companies.

(a)(4)	There was no change in the Registrant’s independent public accountant for the period covered by this report.

(b)	Certifications required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of2002 are furnished as Exhibit 13(b) to this Form N-CSR.

80

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BBH Trust

By:

/s/ Jean-Pierre Paquin
Jean-Pierre Paquin
Title: President (Principal Executive Officer)
Date: July 8, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:

/s/ Jean-Pierre Paquin
Jean-Pierre Paquin
Title: President (Principal Executive Officer)
Date: July 8, 2022

By:

/s/ Charles H. Schreiber
Charles H. Schreiber
Title: Treasurer (Principal Financial Officer)
Date: July 8, 2022

81